UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Index 500 Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Apple, Inc.	3.9
Microsoft Corp.	3.3
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.5
Johnson & Johnson	1.4
21.2

Top Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	25.9
Health Care	14.0
Financials	13.8
Consumer Discretionary	12.9
Industrials	9.5
Consumer Staples	6.8
Energy	6.3
Utilities	2.9
Real Estate	2.9
Materials	2.6

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments – 3.7%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
Aptiv PLC	89,988	$8,245,600
BorgWarner, Inc.	67,124	2,897,072
The Goodyear Tire & Rubber Co.	81,511	1,898,391
		13,041,063
Automobiles - 0.4%
Ford Motor Co.	1,330,299	14,726,410
General Motors Co.	431,129	16,986,483
Harley-Davidson, Inc. (a)	56,567	2,380,339
		34,093,232
Distributors - 0.1%
Genuine Parts Co.	49,872	4,577,751
LKQ Corp. (b)	105,263	3,357,890
		7,935,641
Diversified Consumer Services - 0.0%
H&R Block, Inc.	71,102	1,619,704
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	137,979	7,907,576
Chipotle Mexican Grill, Inc. (b)	8,313	3,585,979
Darden Restaurants, Inc.	42,073	4,504,335
Hilton Worldwide Holdings, Inc.	94,956	7,516,717
Marriott International, Inc. Class A	100,881	12,771,535
McDonald's Corp.	266,861	41,814,450
MGM Mirage, Inc.	170,313	4,944,186
Norwegian Cruise Line Holdings Ltd. (b)	70,257	3,319,643
Royal Caribbean Cruises Ltd.	57,574	5,964,666
Starbucks Corp.	469,025	22,911,871
Wynn Resorts Ltd.	28,787	4,817,217
Yum! Brands, Inc.	109,853	8,592,702
		128,650,877
Household Durables - 0.4%
D.R. Horton, Inc.	116,729	4,785,889
Garmin Ltd. (a)	37,803	2,305,983
Leggett & Platt, Inc. (a)	44,615	1,991,614
Lennar Corp. Class A	92,991	4,882,028
Mohawk Industries, Inc. (b)	21,551	4,617,733
Newell Brands, Inc.	165,076	4,257,310
PulteGroup, Inc.	89,279	2,566,771
Whirlpool Corp. (a)	21,930	3,206,824
		28,614,152
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (b)	136,880	232,668,624
Expedia, Inc.	41,079	4,937,285
Netflix, Inc. (b)	147,741	57,830,260
The Booking Holdings, Inc. (b)	16,373	33,189,545
TripAdvisor, Inc. (a)(b)	36,421	2,029,014
		330,654,728
Leisure Products - 0.1%
Hasbro, Inc.	38,641	3,566,951
Mattel, Inc. (a)	116,922	1,919,859
		5,486,810
Media - 2.3%
CBS Corp. Class B	116,060	6,524,893
Charter Communications, Inc. Class A (b)	62,952	18,458,156
Comcast Corp. Class A	1,560,765	51,208,700
Discovery Communications, Inc.:
Class A (a)(b)	53,039	1,458,573
Class C (non-vtg.) (b)	116,099	2,960,525
DISH Network Corp. Class A (b)	77,812	2,615,261
Interpublic Group of Companies, Inc.	131,028	3,071,296
News Corp.:
Class A	130,263	2,019,077
Class B	41,388	656,000
Omnicom Group, Inc. (a)	77,250	5,891,858
The Walt Disney Co.	505,307	52,961,227
Twenty-First Century Fox, Inc.:
Class A	358,238	17,800,846
Class B	149,268	7,354,434
Viacom, Inc. Class B (non-vtg.)	119,966	3,618,175
		176,599,021
Multiline Retail - 0.5%
Dollar General Corp.	86,389	8,517,955
Dollar Tree, Inc. (b)	80,814	6,869,190
Kohl's Corp.	57,179	4,168,349
Macy's, Inc.	104,127	3,897,474
Nordstrom, Inc. (a)	39,922	2,067,161
Target Corp.	181,198	13,792,792
		39,312,921
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	25,161	3,414,348
AutoZone, Inc. (b)	9,062	6,079,968
Best Buy Co., Inc.	83,356	6,216,690
CarMax, Inc. (a)(b)	60,521	4,410,165
Foot Locker, Inc.	40,144	2,113,582
Gap, Inc.	73,747	2,388,665
Home Depot, Inc.	392,059	76,490,711
L Brands, Inc. (a)	82,439	3,040,350
Lowe's Companies, Inc.	279,376	26,699,964
O'Reilly Automotive, Inc. (b)	27,840	7,616,189
Ross Stores, Inc.	128,687	10,906,223
Tiffany & Co., Inc.	34,625	4,556,650
TJX Companies, Inc.	213,125	20,285,238
Tractor Supply Co.	41,482	3,172,958
Ulta Beauty, Inc. (b)	19,431	4,536,361
		181,928,062
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	122,480	2,697,010
Michael Kors Holdings Ltd. (b)	50,944	3,392,870
NIKE, Inc. Class B	435,954	34,736,815
PVH Corp.	26,190	3,921,167
Ralph Lauren Corp.	18,922	2,378,874
Tapestry, Inc.	97,822	4,569,266
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	63,209	1,420,938
Class C (non-vtg.) (a)(b)	64,015	1,349,436
VF Corp.	111,275	9,071,138
		63,537,514

TOTAL CONSUMER DISCRETIONARY		1,011,473,725

CONSUMER STAPLES - 6.8%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	89,025	4,363,115
Constellation Brands, Inc. Class A (sub. vtg.)	57,103	12,498,134
Molson Coors Brewing Co. Class B	62,891	4,279,104
Monster Beverage Corp. (b)	139,606	7,999,424
PepsiCo, Inc.	481,889	52,463,255
The Coca-Cola Co.	1,301,625	57,089,273
		138,692,305
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	149,069	31,152,440
Kroger Co.	276,263	7,859,682
Sysco Corp.	162,904	11,124,714
Walgreens Boots Alliance, Inc.	289,855	17,395,648
Walmart, Inc.	491,700	42,114,105
		109,646,589
Food Products - 1.1%
Archer Daniels Midland Co.	190,052	8,710,083
Campbell Soup Co. (a)	65,394	2,651,073
ConAgra Foods, Inc.	133,747	4,778,780
General Mills, Inc.	201,508	8,918,744
Hormel Foods Corp. (a)	91,787	3,415,394
Kellogg Co. (a)	84,877	5,930,356
McCormick & Co., Inc. (non-vtg.) (a)	41,222	4,785,462
Mondelez International, Inc.	501,336	20,554,776
The Hershey Co.	47,490	4,419,419
The J.M. Smucker Co. (a)	38,609	4,149,695
The Kraft Heinz Co.	203,038	12,754,847
Tyson Foods, Inc. Class A	101,146	6,963,902
		88,032,531
Household Products - 1.4%
Church & Dwight Co., Inc.	83,168	4,421,211
Clorox Co.	44,016	5,953,164
Colgate-Palmolive Co.	296,479	19,214,804
Kimberly-Clark Corp.	118,728	12,506,808
Procter & Gamble Co.	854,645	66,713,589
		108,809,576
Personal Products - 0.2%
Coty, Inc. Class A (a)	160,705	2,265,941
Estee Lauder Companies, Inc. Class A	76,127	10,862,562
		13,128,503
Tobacco - 1.0%
Altria Group, Inc.	643,261	36,530,792
Philip Morris International, Inc.	528,324	42,656,880
		79,187,672

TOTAL CONSUMER STAPLES		537,497,176

ENERGY - 6.3%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	141,527	4,674,637
Halliburton Co.	297,721	13,415,308
Helmerich & Payne, Inc. (a)	37,006	2,359,503
National Oilwell Varco, Inc. (a)	129,839	5,635,013
Schlumberger Ltd.	470,770	31,555,713
TechnipFMC PLC	147,511	4,681,999
		62,322,173
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	175,065	12,823,511
Andeavor	47,253	6,198,649
Apache Corp. (a)	129,884	6,072,077
Cabot Oil & Gas Corp.	153,449	3,652,086
Chevron Corp.	649,483	82,114,136
Cimarex Energy Co.	32,434	3,299,835
Concho Resources, Inc. (a)(b)	50,666	7,009,641
ConocoPhillips Co.	397,674	27,686,064
Devon Energy Corp.	177,890	7,820,044
EOG Resources, Inc.	196,739	24,480,234
EQT Corp.	85,722	4,730,140
Exxon Mobil Corp.	1,438,967	119,045,740
Hess Corp.	88,995	5,952,876
HollyFrontier Corp.	60,002	4,105,937
Kinder Morgan, Inc.	644,815	11,393,881
Marathon Oil Corp.	289,978	6,048,941
Marathon Petroleum Corp.	156,980	11,013,717
Newfield Exploration Co. (b)	67,882	2,053,431
Noble Energy, Inc.	164,649	5,808,817
Occidental Petroleum Corp.	260,265	21,778,975
ONEOK, Inc.	139,714	9,756,229
Phillips 66 Co.	142,642	16,020,123
Pioneer Natural Resources Co.	57,924	10,961,538
The Williams Companies, Inc.	281,308	7,626,260
Valero Energy Corp.	146,459	16,232,051
		433,684,933

TOTAL ENERGY		496,007,106

FINANCIALS - 13.8%
Banks - 6.1%
Bank of America Corp.	3,204,868	90,345,229
BB&T Corp.	265,017	13,367,457
Citigroup, Inc.	866,654	57,996,486
Citizens Financial Group, Inc.	164,746	6,408,619
Comerica, Inc.	58,435	5,312,910
Fifth Third Bancorp	232,982	6,686,583
Huntington Bancshares, Inc.	375,556	5,543,207
JPMorgan Chase & Co.	1,157,193	120,579,511
KeyCorp	360,831	7,050,638
M&T Bank Corp.	49,362	8,398,944
Peoples United Financial, Inc. (a)	118,234	2,138,853
PNC Financial Services Group, Inc.	159,570	21,557,907
Regions Financial Corp.	381,728	6,787,124
SunTrust Banks, Inc.	157,982	10,429,972
SVB Financial Group (b)	18,004	5,198,835
U.S. Bancorp	530,317	26,526,456
Wells Fargo & Co.	1,490,544	82,635,759
Zions Bancorporation	66,994	3,529,914
		480,494,404
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	18,460	2,744,448
Ameriprise Financial, Inc.	49,150	6,875,102
Bank of New York Mellon Corp.	343,502	18,525,063
BlackRock, Inc. Class A	41,917	20,918,260
Brighthouse Financial, Inc. (a)	40,708	1,631,170
Cboe Global Markets, Inc.	38,232	3,978,804
Charles Schwab Corp.	408,111	20,854,472
CME Group, Inc.	115,730	18,970,462
E*TRADE Financial Corp. (b)	89,696	5,485,807
Franklin Resources, Inc.	108,325	3,471,816
Goldman Sachs Group, Inc.	119,390	26,333,852
IntercontinentalExchange, Inc.	196,864	14,479,347
Invesco Ltd.	139,607	3,707,962
Moody's Corp.	56,743	9,678,086
Morgan Stanley	463,281	21,959,519
MSCI, Inc.	30,257	5,005,416
Northern Trust Corp.	71,880	7,395,733
Raymond James Financial, Inc.	44,121	3,942,211
S&P Global, Inc.	85,410	17,414,245
State Street Corp.	124,192	11,561,033
T. Rowe Price Group, Inc.	82,296	9,553,743
The NASDAQ OMX Group, Inc.	39,723	3,625,518
		238,112,069
Consumer Finance - 0.7%
American Express Co.	242,704	23,784,992
Capital One Financial Corp.	165,326	15,193,459
Discover Financial Services	118,608	8,351,189
Synchrony Financial	241,130	8,048,919
		55,378,559
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	654,162	122,099,337
Jefferies Financial Group, Inc.	103,048	2,343,312
		124,442,649
Insurance - 2.4%
AFLAC, Inc.	263,119	11,319,379
Allstate Corp.	119,462	10,903,297
American International Group, Inc.	305,099	16,176,349
Aon PLC	83,103	11,399,239
Arthur J. Gallagher & Co.	61,950	4,044,096
Assurant, Inc.	18,011	1,863,958
Chubb Ltd.	158,314	20,109,044
Cincinnati Financial Corp.	50,768	3,394,348
Everest Re Group Ltd.	13,928	3,210,125
Hartford Financial Services Group, Inc.	121,722	6,223,646
Lincoln National Corp.	74,333	4,627,229
Loews Corp.	88,994	4,296,630
Marsh & McLennan Companies, Inc.	172,446	14,135,399
MetLife, Inc.	345,492	15,063,451
Principal Financial Group, Inc.	90,522	4,793,140
Progressive Corp.	197,934	11,707,796
Prudential Financial, Inc.	142,747	13,348,272
The Travelers Companies, Inc.	91,855	11,237,541
Torchmark Corp.	35,893	2,922,049
Unum Group	75,178	2,780,834
Willis Group Holdings PLC	44,809	6,793,044
XL Group Ltd.	87,785	4,911,571
		185,260,437

TOTAL FINANCIALS		1,083,688,118

HEALTH CARE - 14.0%
Biotechnology - 2.5%
AbbVie, Inc.	515,071	47,721,328
Alexion Pharmaceuticals, Inc. (b)	75,622	9,388,471
Amgen, Inc.	226,356	41,783,054
Biogen, Inc. (b)	71,716	20,814,852
Celgene Corp. (b)	240,236	19,079,543
Gilead Sciences, Inc.	441,924	31,305,896
Incyte Corp. (b)	59,795	4,006,265
Regeneron Pharmaceuticals, Inc. (b)	26,287	9,068,752
Vertex Pharmaceuticals, Inc. (b)	86,610	14,720,236
		197,888,397
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	595,862	36,341,623
Abiomed, Inc. (b)	14,361	5,874,367
Align Technology, Inc. (b)	24,517	8,388,246
Baxter International, Inc.	167,438	12,363,622
Becton, Dickinson & Co.	90,815	21,755,641
Boston Scientific Corp. (b)	468,961	15,335,025
Danaher Corp.	208,935	20,617,706
Dentsply Sirona, Inc.	77,300	3,383,421
Edwards Lifesciences Corp. (b)	71,638	10,428,344
Hologic, Inc. (b)	92,789	3,688,363
IDEXX Laboratories, Inc. (b)	29,522	6,434,025
Intuitive Surgical, Inc. (b)	38,506	18,424,351
Medtronic PLC	460,263	39,403,115
ResMed, Inc.	48,513	5,024,977
Stryker Corp.	109,232	18,444,916
The Cooper Companies, Inc.	16,661	3,922,832
Varian Medical Systems, Inc. (b)	31,100	3,536,692
Zimmer Biomet Holdings, Inc.	69,086	7,698,944
		241,066,210
Health Care Providers & Services - 3.1%
Aetna, Inc.	111,173	20,400,246
AmerisourceBergen Corp.	55,282	4,713,896
Anthem, Inc.	86,735	20,645,532
Cardinal Health, Inc.	105,594	5,156,155
Centene Corp. (b)	69,735	8,592,049
Cigna Corp.	82,680	14,051,466
CVS Health Corp.	345,531	22,234,920
DaVita HealthCare Partners, Inc. (b)	47,446	3,294,650
Envision Healthcare Corp. (a)(b)	41,168	1,811,804
Express Scripts Holding Co. (b)	190,914	14,740,470
HCA Holdings, Inc.	94,974	9,744,332
Henry Schein, Inc. (a)(b)	52,349	3,802,631
Humana, Inc.	46,794	13,927,298
Laboratory Corp. of America Holdings (b)	34,769	6,242,079
McKesson Corp.	68,672	9,160,845
Quest Diagnostics, Inc.	46,161	5,074,940
UnitedHealth Group, Inc.	326,612	80,130,988
Universal Health Services, Inc. Class B	29,620	3,300,853
		247,025,154
Health Care Technology - 0.1%
Cerner Corp. (b)	107,136	6,405,661
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	108,743	6,724,667
Illumina, Inc. (b)	49,961	13,953,608
Mettler-Toledo International, Inc. (b)	8,630	4,993,577
PerkinElmer, Inc.	37,602	2,753,594
Quintiles Transnational Holdings, Inc. (b)	55,009	5,490,998
Thermo Fisher Scientific, Inc.	136,739	28,324,116
Waters Corp. (b)	26,627	5,154,721
		67,395,281
Pharmaceuticals - 4.3%
Allergan PLC	115,239	19,212,646
Bristol-Myers Squibb Co.	555,536	30,743,362
Eli Lilly & Co.	324,640	27,701,531
Johnson & Johnson	911,591	110,612,452
Merck & Co., Inc.	914,363	55,501,834
Mylan NV (b)	175,195	6,331,547
Nektar Therapeutics (a)(b)	54,760	2,673,931
Perrigo Co. PLC	43,765	3,190,906
Pfizer, Inc.	1,988,113	72,128,740
Zoetis, Inc. Class A	164,453	14,009,751
		342,106,700

TOTAL HEALTH CARE		1,101,887,403

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.6%
Arconic, Inc.	144,410	2,456,414
General Dynamics Corp.	93,887	17,501,476
Harris Corp.	40,353	5,832,623
Huntington Ingalls Industries, Inc.	15,124	3,278,732
L3 Technologies, Inc.	26,673	5,129,751
Lockheed Martin Corp.	84,428	24,942,564
Northrop Grumman Corp.	59,268	18,236,764
Raytheon Co.	97,629	18,859,970
Rockwell Collins, Inc.	55,818	7,517,568
Textron, Inc.	87,020	5,735,488
The Boeing Co.	186,124	62,446,463
TransDigm Group, Inc. (a)	16,572	5,719,660
United Technologies Corp.	252,884	31,618,087
		209,275,560
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	47,324	3,959,126
Expeditors International of Washington, Inc.	59,369	4,339,874
FedEx Corp.	83,554	18,971,771
United Parcel Service, Inc. Class B	234,363	24,896,381
		52,167,152
Airlines - 0.4%
Alaska Air Group, Inc.	41,892	2,529,858
American Airlines Group, Inc.	141,610	5,375,516
Delta Air Lines, Inc.	219,340	10,866,104
Southwest Airlines Co.	181,295	9,224,290
United Continental Holdings, Inc. (b)	80,100	5,585,373
		33,581,141
Building Products - 0.3%
A.O. Smith Corp.	49,308	2,916,568
Allegion PLC	32,274	2,496,717
Fortune Brands Home & Security, Inc.	49,595	2,662,756
Johnson Controls International PLC	314,792	10,529,792
Masco Corp.	105,528	3,948,858
		22,554,691
Commercial Services & Supplies - 0.3%
Cintas Corp.	29,380	5,437,357
Copart, Inc. (b)	68,682	3,884,654
Republic Services, Inc.	75,789	5,180,936
Stericycle, Inc. (b)	29,085	1,898,960
Waste Management, Inc.	135,197	10,996,924
		27,398,831
Construction & Engineering - 0.1%
Fluor Corp.	47,782	2,330,806
Jacobs Engineering Group, Inc.	40,963	2,600,741
Quanta Services, Inc. (b)	50,848	1,698,323
		6,629,870
Electrical Equipment - 0.6%
AMETEK, Inc.	78,708	5,679,569
Eaton Corp. PLC	148,627	11,108,382
Emerson Electric Co.	214,151	14,806,400
Fortive Corp.	104,251	8,038,795
Rockwell Automation, Inc.	42,681	7,094,863
		46,728,009
Industrial Conglomerates - 1.6%
3M Co.	201,780	39,694,162
General Electric Co.	2,951,915	40,175,563
Honeywell International, Inc.	253,862	36,568,821
Roper Technologies, Inc.	35,061	9,673,681
		126,112,227
Machinery - 1.4%
Caterpillar, Inc.	203,212	27,569,772
Cummins, Inc.	52,642	7,001,386
Deere & Co.	110,216	15,408,197
Dover Corp.	52,571	3,848,197
Flowserve Corp. (a)	44,467	1,796,467
Illinois Tool Works, Inc.	103,623	14,355,930
Ingersoll-Rand PLC	84,277	7,562,175
PACCAR, Inc.	119,572	7,408,681
Parker Hannifin Corp.	45,189	7,042,706
Pentair PLC	55,172	2,321,638
Snap-On, Inc. (a)	19,235	3,091,449
Stanley Black & Decker, Inc.	52,446	6,965,353
Xylem, Inc.	61,150	4,120,287
		108,492,238
Professional Services - 0.3%
Equifax, Inc.	40,881	5,114,622
IHS Markit Ltd. (b)	121,031	6,243,989
Nielsen Holdings PLC	113,807	3,520,051
Robert Half International, Inc.	41,996	2,733,940
Verisk Analytics, Inc. (b)	52,797	5,683,069
		23,295,671
Road & Rail - 1.0%
CSX Corp.	297,509	18,975,124
J.B. Hunt Transport Services, Inc.	29,096	3,536,619
Kansas City Southern	34,871	3,694,931
Norfolk Southern Corp.	96,028	14,487,744
Union Pacific Corp.	263,599	37,346,706
		78,041,124
Trading Companies & Distributors - 0.2%
Fastenal Co.(a)	97,764	4,705,381
United Rentals, Inc. (b)	28,412	4,194,179
W.W. Grainger, Inc. (a)	17,325	5,343,030
		14,242,590

TOTAL INDUSTRIALS		748,519,104

INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,598,384	68,778,464
F5 Networks, Inc. (b)	20,771	3,581,959
Juniper Networks, Inc.	118,667	3,253,849
Motorola Solutions, Inc.	55,105	6,412,569
		82,026,841
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	102,450	8,928,518
Corning, Inc.	282,213	7,763,680
FLIR Systems, Inc.	46,635	2,423,621
IPG Photonics Corp. (b)	12,774	2,818,328
TE Connectivity Ltd.	119,003	10,717,410
		32,651,557
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (b)	57,993	4,246,827
Alphabet, Inc.:
Class A (b)	101,505	114,618,431
Class C (b)	103,182	115,114,998
eBay, Inc. (b)	314,179	11,392,131
Facebook, Inc. Class A (b)	815,222	158,413,939
Twitter, Inc. (b)	222,556	9,719,021
VeriSign, Inc. (b)	32,630	4,484,015
		417,989,362
IT Services - 4.5%
Accenture PLC Class A	218,568	35,755,539
Alliance Data Systems Corp.	16,381	3,820,049
Automatic Data Processing, Inc.	149,722	20,083,709
Broadridge Financial Solutions, Inc.	40,078	4,612,978
Cognizant Technology Solutions Corp. Class A	199,131	15,729,358
DXC Technology Co.	96,793	7,802,484
Fidelity National Information Services, Inc.	112,503	11,928,693
Fiserv, Inc. (b)	139,157	10,310,142
FleetCor Technologies, Inc. (b)	30,465	6,417,452
Gartner, Inc. (a)(b)	31,010	4,121,229
Global Payments, Inc.	54,225	6,045,545
IBM Corp.	290,153	40,534,374
MasterCard, Inc. Class A	311,621	61,239,759
Paychex, Inc.	108,676	7,428,005
PayPal Holdings, Inc. (b)	379,348	31,588,308
The Western Union Co.	156,589	3,183,454
Total System Services, Inc.	56,384	4,765,576
Visa, Inc. Class A	607,070	80,406,422
		355,773,076
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)(b)	280,036	4,197,740
Analog Devices, Inc.	126,058	12,091,483
Applied Materials, Inc.	342,609	15,825,110
Broadcom, Inc.	136,446	33,107,257
Intel Corp.	1,583,810	78,731,195
KLA-Tencor Corp.	52,977	5,431,732
Lam Research Corp.	55,755	9,637,252
Microchip Technology, Inc. (a)	79,883	7,265,359
Micron Technology, Inc. (b)	394,173	20,670,432
NVIDIA Corp.	206,303	48,873,181
Qorvo, Inc. (b)	42,991	3,446,588
Qualcomm, Inc.	503,904	28,279,092
Skyworks Solutions, Inc.	61,882	5,980,895
Texas Instruments, Inc.	332,708	36,681,057
Xilinx, Inc.	86,125	5,620,518
		315,838,891
Software - 6.1%
Activision Blizzard, Inc.	258,713	19,744,976
Adobe Systems, Inc. (b)	167,377	40,808,186
ANSYS, Inc. (b)	28,555	4,973,710
Autodesk, Inc. (b)	74,469	9,762,141
CA Technologies, Inc.	106,198	3,785,959
Cadence Design Systems, Inc. (b)	95,812	4,149,618
Citrix Systems, Inc. (b)	43,758	4,587,589
Electronic Arts, Inc. (b)	104,284	14,706,130
Intuit, Inc.	82,847	16,926,056
Microsoft Corp.	2,611,314	257,501,674
Oracle Corp.	1,012,853	44,626,303
Red Hat, Inc. (b)	60,386	8,114,067
Salesforce.com, Inc. (b)	239,724	32,698,354
Symantec Corp.	211,245	4,362,209
Synopsys, Inc. (b)	50,645	4,333,693
Take-Two Interactive Software, Inc. (b)	38,875	4,601,245
		475,681,910
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	1,670,524	309,230,692
Hewlett Packard Enterprise Co.	518,987	7,582,400
HP, Inc.	557,859	12,657,821
NetApp, Inc.	91,060	7,150,942
Seagate Technology LLC	97,565	5,509,496
Western Digital Corp.	101,704	7,872,907
Xerox Corp.	72,709	1,745,016
		351,749,274

TOTAL INFORMATION TECHNOLOGY		2,031,710,911

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	74,498	11,601,574
Albemarle Corp. U.S. (a)	37,645	3,551,053
CF Industries Holdings, Inc.	79,313	3,521,497
DowDuPont, Inc.	788,774	51,995,982
Eastman Chemical Co.	48,520	4,850,059
Ecolab, Inc.	88,254	12,384,684
FMC Corp.	45,718	4,078,503
International Flavors & Fragrances, Inc.	26,828	3,325,599
LyondellBasell Industries NV Class A	109,268	12,003,090
PPG Industries, Inc.	84,738	8,789,873
Praxair, Inc.	97,669	15,446,352
Sherwin-Williams Co.	27,979	11,403,401
The Mosaic Co.	119,204	3,343,672
		146,295,339
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,395	4,778,145
Vulcan Materials Co.	44,926	5,798,150
		10,576,295
Containers & Packaging - 0.3%
Avery Dennison Corp.	29,919	3,054,730
Ball Corp.	118,697	4,219,678
International Paper Co.	140,738	7,329,635
Packaging Corp. of America	32,066	3,584,658
Sealed Air Corp.	54,774	2,325,156
WestRock Co.	87,161	4,969,920
		25,483,777
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	457,938	7,904,010
Newmont Mining Corp.	181,318	6,837,502
Nucor Corp.	108,113	6,757,063
		21,498,575

TOTAL MATERIALS		203,853,986

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc. (a)	35,001	4,416,076
American Tower Corp.	150,108	21,641,070
Apartment Investment & Management Co. Class A	53,479	2,262,162
AvalonBay Communities, Inc.	46,974	8,074,361
Boston Properties, Inc.	52,464	6,580,035
Crown Castle International Corp.	140,987	15,201,218
Digital Realty Trust, Inc.	69,998	7,810,377
Duke Realty Corp.	121,345	3,522,645
Equinix, Inc.	27,006	11,609,609
Equity Residential (SBI)	125,146	7,970,549
Essex Property Trust, Inc.	22,447	5,366,404
Extra Space Storage, Inc.	42,861	4,277,956
Federal Realty Investment Trust (SBI)	24,886	3,149,323
General Growth Properties, Inc.	214,983	4,392,103
HCP, Inc.	159,671	4,122,705
Host Hotels & Resorts, Inc.	251,961	5,308,818
Iron Mountain, Inc.	95,653	3,348,812
Kimco Realty Corp.	144,411	2,453,543
Mid-America Apartment Communities, Inc.	38,675	3,893,412
Prologis, Inc.	181,233	11,905,196
Public Storage	50,926	11,553,072
Realty Income Corp.	96,656	5,199,126
Regency Centers Corp.	50,093	3,109,773
SBA Communications Corp. Class A (b)	39,149	6,464,283
Simon Property Group, Inc.	105,255	17,913,348
SL Green Realty Corp.	30,053	3,021,228
The Macerich Co. (a)	36,898	2,096,913
UDR, Inc.	90,950	3,414,263
Ventas, Inc.	121,101	6,896,702
Vornado Realty Trust	58,816	4,347,679
Welltower, Inc.	126,427	7,925,709
Weyerhaeuser Co.	257,289	9,380,757
		218,629,227
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	102,767	4,906,097

TOTAL REAL ESTATE		223,535,324

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,468,025	79,248,283
CenturyLink, Inc. (a)	333,671	6,219,627
Verizon Communications, Inc.	1,404,322	70,651,440
		156,119,350
UTILITIES - 2.9%
Electric Utilities - 1.8%
Alliant Energy Corp.	78,675	3,329,526
American Electric Power Co., Inc.	167,395	11,592,104
Duke Energy Corp.	238,254	18,841,126
Edison International	110,734	7,006,140
Entergy Corp. (a)	61,457	4,965,111
Evergy, Inc.	92,179	5,175,851
Eversource Energy	107,701	6,312,356
Exelon Corp.	328,108	13,977,401
FirstEnergy Corp. (a)	152,363	5,471,355
NextEra Energy, Inc.	160,229	26,763,050
PG&E Corp.	175,520	7,470,131
Pinnacle West Capital Corp.	38,043	3,064,744
PPL Corp.	237,591	6,783,223
Southern Co.	343,824	15,922,489
Xcel Energy, Inc.	172,947	7,900,219
		144,574,826
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	101,670	3,121,269
The AES Corp.	224,792	3,014,461
		6,135,730
Multi-Utilities - 0.9%
Ameren Corp.	82,812	5,039,110
CenterPoint Energy, Inc.	146,646	4,063,561
CMS Energy Corp.	96,023	4,539,967
Consolidated Edison, Inc.	105,609	8,235,390
Dominion Resources, Inc.	221,785	15,121,301
DTE Energy Co.	61,681	6,392,002
NiSource, Inc.	114,662	3,013,317
Public Service Enterprise Group, Inc.	171,710	9,296,379
SCANA Corp.	48,475	1,867,257
Sempra Energy	89,773	10,423,543
WEC Energy Group, Inc.	107,243	6,933,260
		74,925,087
Water Utilities - 0.1%
American Water Works Co., Inc.	60,514	5,166,685

TOTAL UTILITIES		230,802,328

TOTAL COMMON STOCKS
(Cost $3,820,609,819)		7,825,094,531
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.9% to 2.02% 9/27/18 to 11/8/18 (c)
(Cost $2,346,910)	2,360,000	2,347,025
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.93% (d)	22,237,735	$22,242,183
Fidelity Securities Lending Cash Central Fund 1.92% (d)(e)	132,675,233	132,701,768
TOTAL MONEY MARKET FUNDS
(Cost $154,923,682)		154,943,951
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $3,977,880,411)		7,982,385,507
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(124,956,099)
NET ASSETS - 100%		$7,857,429,408

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	254	Sept. 2018	$34,564,320	$(453,198)	$(453,198)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,640,305.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$271,950
Fidelity Securities Lending Cash Central Fund	91,783
Total	$363,733

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,011,473,725	$1,011,473,725	$--	$--
Consumer Staples	537,497,176	537,497,176	--	--
Energy	496,007,106	496,007,106	--	--
Financials	1,083,688,118	1,083,688,118	--	--
Health Care	1,101,887,403	1,101,887,403	--	--
Industrials	748,519,104	748,519,104	--	--
Information Technology	2,031,710,911	2,031,710,911	--	--
Materials	203,853,986	203,853,986	--	--
Real Estate	223,535,324	223,535,324	--	--
Telecommunication Services	156,119,350	156,119,350	--	--
Utilities	230,802,328	230,802,328	--	--
U.S. Government and Government Agency Obligations	2,347,025	--	2,347,025	--
Money Market Funds	154,943,951	154,943,951	--	--
Total Investments in Securities:	$7,982,385,507	$7,980,038,482	$2,347,025	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(453,198)	$(453,198)	$--	$--
Total Liabilities	$(453,198)	$(453,198)	$--	$--
Total Derivative Instruments:	$(453,198)	$(453,198)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(453,198)
Total Equity Risk	0	(453,198)
Total Value of Derivatives	$0	$(453,198)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $129,677,697) — See accompanying schedule: Unaffiliated issuers (cost $3,822,956,729)	$7,827,441,556
Fidelity Central Funds (cost $154,923,682)	154,943,951
Total Investment in Securities (cost $3,977,880,411)		$7,982,385,507
Receivable for investments sold		8,241,220
Receivable for fund shares sold		941,788
Dividends receivable		6,468,524
Distributions receivable from Fidelity Central Funds		56,605
Receivable for daily variation margin for on futures contracts		80,166
Other receivables		47,834
Total assets		7,998,221,644
Liabilities
Payable for investments purchased	$3,895,107
Payable for fund shares redeemed	3,186,060
Accrued management fee	299,378
Distribution and service plan fees payable	330,798
Other affiliated payables	365,907
Other payables and accrued expenses	44,242
Collateral on securities loaned	132,670,744
Total liabilities		140,792,236
Net Assets		$7,857,429,408
Net Assets consist of:
Paid in capital		$3,757,276,168
Undistributed net investment income		68,360,758
Accumulated undistributed net realized gain (loss) on investments		28,985,368
Net unrealized appreciation (depreciation) on investments		4,002,807,114
Net Assets		$7,857,429,408
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,234,610,227 ÷ 22,571,689 shares)		$276.21
Service Class:
Net Asset Value, offering price and redemption price per share ($95,668,337 ÷ 347,701 shares)		$275.15
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,527,150,844 ÷ 5,604,371 shares)		$272.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$73,944,931
Interest		14,791
Income from Fidelity Central Funds		363,733
Total income		74,323,455
Expenses
Management fee	$1,766,233
Transfer agent fees	2,158,729
Distribution and service plan fees	1,956,002
Independent trustees' fees and expenses	17,214
Legal	1,616
Miscellaneous	10,922
Total expenses before reductions	5,910,716
Expense reductions	(446)
Total expenses after reductions		5,910,270
Net investment income (loss)		68,413,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,411,114
Fidelity Central Funds	569
Futures contracts	2,515,419
Total net realized gain (loss)		33,927,102
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	97,990,214
Fidelity Central Funds	(9,352)
Futures contracts	(905,227)
Total change in net unrealized appreciation (depreciation)		97,075,635
Net gain (loss)		131,002,737
Net increase (decrease) in net assets resulting from operations		$199,415,922

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,413,185	$129,706,155
Net realized gain (loss)	33,927,102	37,087,430
Change in net unrealized appreciation (depreciation)	97,075,635	1,213,530,003
Net increase (decrease) in net assets resulting from operations	199,415,922	1,380,323,588
Distributions to shareholders from net investment income	(25,380,058)	(125,118,539)
Distributions to shareholders from net realized gain	(27,784,425)	(21,811,874)
Total distributions	(53,164,483)	(146,930,413)
Share transactions - net increase (decrease)	(24,287,826)	207,772,017
Total increase (decrease) in net assets	121,963,613	1,441,165,192
Net Assets
Beginning of period	7,735,465,795	6,294,300,603
End of period	$7,857,429,408	$7,735,465,795
Other Information
Undistributed net investment income end of period	$68,360,758	$25,327,631

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$271.18	$227.46	$206.43	$208.12	$186.29	$144.91
Income from Investment Operations
Net investment income (loss)A	2.47	4.71	4.42	4.15	3.75	3.31
Net realized and unrealized gain (loss)	4.46	44.36	20.06	(1.44)	21.58	42.98
Total from investment operations	6.93	49.07	24.48	2.71	25.33	46.29
Distributions from net investment income	(.92)	(4.57)	(3.23)	(4.26)	(3.31)	(3.27)
Distributions from net realized gain	(.98)	(.78)	(.22)	(.13)	(.18)	(1.64)
Total distributions	(1.90)	(5.35)	(3.45)	(4.40)B	(3.50)C	(4.91)
Net asset value, end of period	$276.21	$271.18	$227.46	$206.43	$208.12	$186.29
Total ReturnD,E,F	2.59%	21.71%	11.86%	1.33%	13.57%	32.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.79%I	1.89%	2.07%	1.98%	1.91%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$6,234,610	$6,139,813	$5,001,375	$4,103,865	$3,823,973	$3,163,673
Portfolio turnover rateJ	3%I	5%	6%	9%	3%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.40 per share is comprised of distributions from net investment income of $4.262 and distributions from net realized gain of $.133 per share.

 C Total distributions of $3.50 per share is comprised of distributions from net investment income of $3.314 and distributions from net realized gain of $.184 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$270.23	$226.70	$205.82	$207.49	$185.77	$144.53
Income from Investment Operations
Net investment income (loss)A	2.32	4.44	4.19	3.93	3.54	3.13
Net realized and unrealized gain (loss)	4.45	44.21	19.97	(1.43)	21.50	42.85
Total from investment operations	6.77	48.65	24.16	2.50	25.04	45.98
Distributions from net investment income	(.87)	(4.34)	(3.07)	(4.03)	(3.14)	(3.10)
Distributions from net realized gain	(.98)	(.78)	(.22)	(.13)	(.18)	(1.64)
Total distributions	(1.85)	(5.12)	(3.28)B	(4.17)C	(3.32)	(4.74)
Net asset value, end of period	$275.15	$270.23	$226.70	$205.82	$207.49	$185.77
Total ReturnD,E,F	2.54%	21.59%	11.75%	1.24%	13.46%	32.12%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.69%I	1.79%	1.97%	1.88%	1.81%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$95,668	$92,965	$77,697	$64,618	$64,442	$55,066
Portfolio turnover rateJ	3%I	5%	6%	9%	3%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.28 per share is comprised of distributions from net investment income of $3.068 and distributions from net realized gain of $.216 per share.

 C Total distributions of $4.17 per share is comprised of distributions from net investment income of $4.033 and distributions from net realized gain of $.133 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$267.78	$224.72	$204.25	$206.02	$184.56	$143.64
Income from Investment Operations
Net investment income (loss)A	2.10	4.04	3.88	3.59	3.23	2.86
Net realized and unrealized gain (loss)	4.40	43.79	19.76	(1.42)	21.34	42.56
Total from investment operations	6.50	47.83	23.64	2.17	24.57	45.42
Distributions from net investment income	(.81)	(3.99)	(2.95)	(3.80)	(2.92)	(2.86)
Distributions from net realized gain	(.98)	(.78)	(.22)	(.13)	(.18)	(1.64)
Total distributions	(1.79)	(4.77)	(3.17)	(3.94)B	(3.11)C	(4.50)
Net asset value, end of period	$272.49	$267.78	$224.72	$204.25	$206.02	$184.56
Total ReturnD,E,F	2.46%	21.41%	11.58%	1.08%	13.29%	31.92%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.54%I	1.64%	1.82%	1.73%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,527,151	$1,502,688	$1,215,228	$575,158	$466,026	$367,122
Portfolio turnover rateJ	3%I	5%	6%	9%	3%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.94 per share is comprised of distributions from net investment income of $3.804 and distributions from net realized gain of $.133 per share.

 C Total distributions of $3.11 per share is comprised of distributions from net investment income of $2.923 and distributions from net realized gain of $.184 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $44,238 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,162,102,464
Gross unrealized depreciation	(165,886,943)
Net unrealized appreciation (depreciation)	$3,996,215,521
Tax cost	$3,985,716,788

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $173,290,410 and $119,381,231, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$47,622
Service Class 2	1,908,380
$1,956,002

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,712,693
Service Class	26,192
Service Class 2	419,844
$2,158,729

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,922 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $91,783. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $446.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$20,558,499	$101,596,891
Service Class	301,860	1,476,833
Service Class 2	4,519,699	22,044,815
Total	$25,380,058	$125,118,539
From net realized gain
Initial Class	$21,970,916	$17,306,529
Service Class	338,470	265,442
Service Class 2	5,475,039	4,239,903
Total	$27,784,425	$21,811,874

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	1,179,587	2,523,522	$321,577,170	$627,402,721
Reinvestment of distributions	160,938	461,364	42,529,415	118,903,420
Shares redeemed	(1,409,790)	(2,332,221)	(386,914,858)	(589,015,454)
Net increase (decrease)	(69,265)	652,665	$(22,808,273)	$157,290,687
Service Class
Shares sold	16,529	51,053	$4,554,792	$12,677,416
Reinvestment of distributions	2,432	6,789	640,330	1,742,275
Shares redeemed	(15,281)	(56,550)	(4,183,213)	(13,888,179)
Net increase (decrease)	3,680	1,292	$1,011,909	$531,512
Service Class 2
Shares sold	181,757	495,272	$49,268,046	$121,131,652
Reinvestment of distributions	38,301	103,412	9,994,738	26,284,718
Shares redeemed	(227,396)	(394,781)	(61,754,246)	(97,466,552)
Net increase (decrease)	(7,338)	203,903	$(2,491,462)	$49,949,818

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 38% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.10%
Actual		$1,000.00	$1,025.90	$.50
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class	.20%
Actual		$1,000.00	$1,025.40	$1.00
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,024.60	$1.76
Hypothetical-C		$1,000.00	$1,023.06	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPIDX-SANN-0818
1.705630.120

Fidelity® Variable Insurance Products: Contrafund® Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Microsoft Corp.	4.7
Amazon.com, Inc.	4.5
Alphabet, Inc. Class C	4.2
UnitedHealth Group, Inc.	3.6
JPMorgan Chase & Co.	3.5
Bank of America Corp.	3.3
Salesforce.com, Inc.	3.1
Netflix, Inc.	3.0
Facebook, Inc. Class A	2.6
Berkshire Hathaway, Inc. Class B	2.3
34.8

Top Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	31.5
Financials	18.6
Consumer Discretionary	14.5
Health Care	14.2
Energy	8.0
Industrials	7.1
Consumer Staples	2.4
Materials	2.0
Telecommunication Services	0.6
Real Estate	0.3

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 4.1%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.3%
Aptiv PLC	405,623	$37,167,235
Lear Corp.	125,000	23,226,250
		60,393,485
Diversified Consumer Services - 0.4%
Chegg, Inc. (a)	1,029,800	28,618,142
ServiceMaster Global Holdings, Inc. (a)	769,896	45,785,715
		74,403,857
Hotels, Restaurants & Leisure - 2.0%
Domino's Pizza, Inc.	269,984	76,181,385
Hilton Grand Vacations, Inc. (a)	675,600	23,443,320
Hilton Worldwide Holdings, Inc.	725,300	57,414,748
Marriott International, Inc. Class A	461,720	58,453,752
McDonald's Corp.	454,700	71,246,943
Wyndham Destinations, Inc.	980,000	43,384,600
Wyndham Hotels & Resorts, Inc.	1,034,000	60,830,220
		390,954,968
Household Durables - 0.3%
Lennar Corp. Class A	1,182,377	62,074,793
Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (a)	509,200	865,538,160
Netflix, Inc. (a)	1,493,300	584,522,419
The Booking Holdings, Inc. (a)	75,400	152,842,586
		1,602,903,165
Media - 0.3%
Comcast Corp. Class A	2,030,000	66,604,300
Discovery Communications, Inc. Class A (a)	27,434	754,435
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)(d)	11,499	0
		67,358,735
Specialty Retail - 2.2%
Home Depot, Inc.	1,164,289	227,152,784
Lowe's Companies, Inc.	461,600	44,115,112
TJX Companies, Inc.	1,253,521	119,310,129
Urban Outfitters, Inc. (a)	570,200	25,402,410
		415,980,435
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	164,849	35,989,868
Kering SA	69,800	39,419,416
Tapestry, Inc.	1,064,700	49,732,137
VF Corp.	14,400	1,173,888
		126,315,309

TOTAL CONSUMER DISCRETIONARY		2,800,384,747

CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	185,000	9,066,850
Constellation Brands, Inc. Class A (sub. vtg.)	106,700	23,353,429
Dr. Pepper Snapple Group, Inc.	318,100	38,808,200
PepsiCo, Inc.	304,500	33,150,915
		104,379,394
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	607,000	126,850,860
Walmart, Inc.	1,066,700	91,362,855
		218,213,715
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	829,974	118,428,990
Tobacco - 0.2%
Philip Morris International, Inc.	434,400	35,073,456

TOTAL CONSUMER STAPLES		476,095,555

ENERGY - 8.0%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	26,550	523,035
Oil, Gas & Consumable Fuels - 8.0%
BP PLC	8,048,703	61,238,689
Centennial Resource Development, Inc.:
Class A (a)	393,700	7,110,222
Class A (a)	70,000	1,264,200
Class A (a)(c)	400,000	7,224,000
Cheniere Energy, Inc. (a)	86,700	5,651,973
Chevron Corp.	465,300	58,827,879
Concho Resources, Inc. (a)	526,500	72,841,275
ConocoPhillips Co.	2,884,700	200,832,814
Continental Resources, Inc. (a)	1,340,100	86,784,876
Diamondback Energy, Inc.	725,600	95,467,192
Encana Corp.	8,459,400	110,484,082
EOG Resources, Inc.	1,015,900	126,408,437
Extraction Oil & Gas, Inc. (a)	541,782	7,958,778
Hess Corp.	3,117,600	208,536,264
Phillips 66 Co.	905,739	101,723,547
Pioneer Natural Resources Co.	298,900	56,563,836
Reliance Industries Ltd.	6,039,281	85,785,843
Suncor Energy, Inc.	2,290,395	93,208,179
Valero Energy Corp.	1,487,502	164,859,847
		1,552,771,933

TOTAL ENERGY		1,553,294,968

FINANCIALS - 18.6%
Banks - 8.3%
Bank of America Corp.	23,023,114	649,021,584
Citigroup, Inc.	2,479,100	165,901,372
JPMorgan Chase & Co.	6,598,200	687,532,440
SunTrust Banks, Inc.	1,720,200	113,567,604
		1,616,023,000
Capital Markets - 5.3%
Ameriprise Financial, Inc.	438,300	61,309,404
Bank of New York Mellon Corp.	3,617,452	195,089,186
BlackRock, Inc. Class A	41,975	20,947,204
Charles Schwab Corp.	5,195,600	265,495,160
E*TRADE Financial Corp. (a)	713,000	43,607,080
Morgan Stanley	3,396,332	160,986,137
MSCI, Inc.	547,614	90,591,784
Northern Trust Corp.	180,400	18,561,356
S&P Global, Inc.	814,400	166,048,016
		1,022,635,327
Consumer Finance - 1.2%
American Express Co.	1,214,700	119,040,600
Synchrony Financial	3,548,700	118,455,606
		237,496,206
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	2,360,200	440,531,330
Insurance - 1.5%
AFLAC, Inc.	2,705,500	116,390,610
Allstate Corp.	1,146,200	104,613,674
Marsh & McLennan Companies, Inc.	150,000	12,295,500
Progressive Corp.	790,889	46,781,084
		280,080,868

TOTAL FINANCIALS		3,596,766,731

HEALTH CARE - 14.2%
Biotechnology - 1.7%
AbbVie, Inc.	942,500	87,322,625
Acceleron Pharma, Inc. (a)	24,200	1,174,184
Amgen, Inc.	436,284	80,533,664
Celgene Corp. (a)	319,535	25,377,470
Gilead Sciences, Inc.	1,051,200	74,467,008
Heron Therapeutics, Inc. (a)	57,400	2,229,990
Vertex Pharmaceuticals, Inc. (a)	354,330	60,221,927
Wuxi Biologics (Cayman), Inc.	104,000	1,157,897
		332,484,765
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	1,041,430	63,516,816
Abiomed, Inc. (a)	156,304	63,936,151
Baxter International, Inc.	1,575,500	116,334,920
Becton, Dickinson & Co.	515,800	123,565,048
Boston Scientific Corp. (a)	3,066,249	100,266,342
Danaher Corp.	1,374,440	135,629,739
Edwards Lifesciences Corp. (a)	899,900	130,998,443
Intuitive Surgical, Inc. (a)	353,800	169,286,224
ResMed, Inc.	587,087	60,810,471
		964,344,154
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp.	89,708	7,649,401
Anthem, Inc.	247,300	58,864,819
Cigna Corp.	565,400	96,089,730
HealthEquity, Inc. (a)	660,843	49,629,309
Humana, Inc.	708,000	210,722,040
McKesson Corp.	245,100	32,696,340
OptiNose, Inc.	20,900	584,782
UnitedHealth Group, Inc.	2,857,900	701,157,186
		1,157,393,607
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	661,000	40,876,240
Mettler-Toledo International, Inc. (a)	52,400	30,320,212
PRA Health Sciences, Inc. (a)	684,600	63,914,256
Thermo Fisher Scientific, Inc.	250,213	51,829,121
Waters Corp. (a)	84,007	16,262,915
		203,202,744
Pharmaceuticals - 0.5%
Idorsia Ltd.	4,910	130,398
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	98,100	1,122,498
Johnson & Johnson	561,000	68,071,740
Roche Holding AG (participation certificate)	5,647	1,252,833
Zoetis, Inc. Class A	219,291	18,681,400
		89,258,869

TOTAL HEALTH CARE		2,746,684,139

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.3%
Huntington Ingalls Industries, Inc.	316,100	68,527,319
Northrop Grumman Corp.	337,060	103,713,362
Raytheon Co.	891,086	172,139,993
The Boeing Co.	126,700	42,509,117
TransDigm Group, Inc.	182,300	62,919,022
		449,808,813
Air Freight & Logistics - 0.3%
FedEx Corp.	232,700	52,836,862
Building Products - 0.3%
Masco Corp.	850,000	31,807,000
Toto Ltd.	715,600	33,222,093
		65,029,093
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	629,900	34,518,520
Electrical Equipment - 0.9%
AMETEK, Inc.	100,000	7,216,000
Fortive Corp.	2,214,640	170,770,890
		177,986,890
Industrial Conglomerates - 0.9%
3M Co.	356,870	70,203,466
General Electric Co.	6,754,217	91,924,893
		162,128,359
Machinery - 0.2%
Cummins, Inc.	240,500	31,986,500
Professional Services - 0.9%
CoStar Group, Inc. (a)	110,500	45,595,615
FTI Consulting, Inc. (a)	418,900	25,335,072
IHS Markit Ltd. (a)	848,500	43,774,115
TransUnion Holding Co., Inc.	914,700	65,529,108
		180,233,910
Road & Rail - 0.8%
CSX Corp.	1,744,397	111,257,641
Norfolk Southern Corp.	318,110	47,993,256
		159,250,897
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	206,500	63,684,600

TOTAL INDUSTRIALS		1,377,464,444

INFORMATION TECHNOLOGY - 31.5%
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,253,700	109,259,955
Dolby Laboratories, Inc. Class A	289,000	17,828,410
		127,088,365
Internet Software & Services - 7.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	11,800	2,189,254
Alphabet, Inc.:
Class A (a)	5,100	5,758,869
Class C (a)	720,933	804,308,901
Coupa Software, Inc. (a)	490,700	30,541,168
Facebook, Inc. Class A (a)	2,598,676	504,974,720
Mercari, Inc. (a)	42,600	1,744,940
MongoDB, Inc. Class A (e)	421,000	20,894,230
New Relic, Inc. (a)	291,756	29,347,736
Nutanix, Inc. Class A (a)	19,400	1,000,458
Okta, Inc. (a)	1,417,100	71,379,327
		1,472,139,603
IT Services - 4.3%
Adyen BV (a)(f)	17,900	9,861,283
DXC Technology Co.	291,900	23,530,059
FleetCor Technologies, Inc. (a)	279,300	58,834,545
Global Payments, Inc.	523,600	58,376,164
MasterCard, Inc. Class A	1,190,800	234,016,016
Netcompany Group A/S	43,300	1,586,096
PayPal Holdings, Inc. (a)	1,622,300	135,088,921
Square, Inc. (a)	874,100	53,879,524
Visa, Inc. Class A	1,970,400	260,979,480
		836,152,088
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)	4,009,500	60,102,405
Analog Devices, Inc.	465,500	44,650,760
Applied Materials, Inc.	1,205,900	55,700,521
Intel Corp.	5,775,400	287,095,134
Lam Research Corp.	227,000	39,236,950
Micron Technology, Inc. (a)	792,000	41,532,480
NVIDIA Corp.	881,502	208,827,824
ON Semiconductor Corp. (a)	674,936	15,007,202
Texas Instruments, Inc.	832,000	91,728,000
		843,881,276
Software - 12.5%
Activision Blizzard, Inc.	913,432	69,713,130
Adobe Systems, Inc. (a)	879,800	214,504,038
Atlassian Corp. PLC (a)	1,049,200	65,595,984
Check Point Software Technologies Ltd. (a)	242,400	23,677,632
Citrix Systems, Inc. (a)	901,817	94,546,494
Electronic Arts, Inc. (a)	556,200	78,435,324
Intuit, Inc.	271,500	55,468,808
Microsoft Corp.	9,201,413	907,351,337
Parametric Technology Corp. (a)	317,295	29,765,444
RealPage, Inc. (a)	100,700	5,548,570
Red Hat, Inc. (a)	515,900	69,321,483
RingCentral, Inc. (a)	791,716	55,697,221
Salesforce.com, Inc. (a)	4,362,057	594,984,575
SS&C Technologies Holdings, Inc.	581,800	30,195,420
Take-Two Interactive Software, Inc. (a)	236,600	28,003,976
Ultimate Software Group, Inc. (a)	168,700	43,408,197
Workday, Inc. Class A (a)	467,400	56,611,488
		2,422,829,121
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	2,150,721	398,119,964

TOTAL INFORMATION TECHNOLOGY		6,100,210,417

MATERIALS - 2.0%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	345,500	53,804,715
DowDuPont, Inc.	425,000	28,016,000
LyondellBasell Industries NV Class A	192,626	21,159,966
Sherwin-Williams Co.	71,800	29,263,526
The Chemours Co. LLC	838,001	37,173,724
Westlake Chemical Corp.	743,300	80,001,379
		249,419,310
Metals & Mining - 0.7%
Franco-Nevada Corp.	830,900	60,643,407
Kirkland Lake Gold Ltd.	3,384,664	71,676,146
		132,319,553

TOTAL MATERIALS		381,738,863

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	341,300	49,205,221
Equity Lifestyle Properties, Inc.	44,600	4,098,740
		53,303,961
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	170,689	8,148,693

TOTAL REAL ESTATE		61,452,654

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,780,039	89,267,052
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	360,724	21,553,259

TOTAL TELECOMMUNICATION SERVICES		110,820,311

UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy, Inc.	240,450	40,162,364
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	624,500	19,172,150

TOTAL UTILITIES		59,334,514

TOTAL COMMON STOCKS
(Cost $15,890,023,311)		19,264,247,343

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Lyft, Inc. Series I (c)(d)
(Cost $5,888,978)	124,361	5,888,978

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.93% (g)	107,788,395	107,809,953
Fidelity Securities Lending Cash Central Fund 1.92% (g)(h)	4,542,177	4,543,086
TOTAL MONEY MARKET FUNDS
(Cost $112,352,584)		112,353,039
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $16,008,264,873)		19,382,489,360
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(17,941,294)
NET ASSETS - 100%		$19,364,548,066

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,112,978 or 0.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,861,283 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	12/28/16	$5,816,000
Lyft, Inc. Series I	6/27/18	$5,888,978
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,763,769
Fidelity Securities Lending Cash Central Fund	261,417
Total	$2,025,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Sunrun, Inc.	$36,492,810	$534,513	$56,822,860	$--	$16,548,236	$3,247,301	$--
Total	$36,492,810	$534,513	$56,822,860	$--	$16,548,236	$3,247,301	$--

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,800,384,747	$2,800,384,747	$--	$--
Consumer Staples	476,095,555	476,095,555	--	--
Energy	1,553,294,968	1,492,056,279	61,238,689	--
Financials	3,596,766,731	3,596,766,731	--	--
Health Care	2,746,684,139	2,745,431,306	1,252,833	--
Industrials	1,377,464,444	1,377,464,444	--	--
Information Technology	6,106,099,395	6,100,210,417	--	5,888,978
Materials	381,738,863	381,738,863	--	--
Real Estate	61,452,654	61,452,654	--	--
Telecommunication Services	110,820,311	110,820,311	--	--
Utilities	59,334,514	59,334,514	--	--
Money Market Funds	112,353,039	112,353,039	--	--
Total Investments in Securities:	$19,382,489,360	$19,314,108,860	$62,491,522	$5,888,978

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,486,552) — See accompanying schedule: Unaffiliated issuers (cost $15,895,912,289)	$19,270,136,321
Fidelity Central Funds (cost $112,352,584)	112,353,039
Total Investment in Securities (cost $16,008,264,873)		$19,382,489,360
Receivable for investments sold		50,549,494
Receivable for fund shares sold		2,791,534
Dividends receivable		7,227,313
Distributions receivable from Fidelity Central Funds		149,863
Other receivables		1,630,527
Total assets		19,444,838,091
Liabilities
Payable to custodian bank	$514,134
Payable for investments purchased	47,962,607
Payable for fund shares redeemed	13,712,695
Accrued management fee	8,921,602
Distribution and service plan fees payable	2,031,393
Other affiliated payables	1,319,275
Other payables and accrued expenses	1,285,719
Collateral on securities loaned	4,542,600
Total liabilities		80,290,025
Net Assets		$19,364,548,066
Net Assets consist of:
Paid in capital		$13,796,253,427
Undistributed net investment income		58,472,192
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,135,672,682
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,374,149,765
Net Assets		$19,364,548,066
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,353,444,605 ÷ 206,267,172 shares)		$35.65
Service Class:
Net Asset Value, offering price and redemption price per share ($1,538,670,901 ÷ 43,392,913 shares)		$35.46
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,924,940,081 ÷ 257,209,518 shares)		$34.70
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,547,492,479 ÷ 43,683,067 shares)		$35.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$130,376,737
Interest		46,118
Income from Fidelity Central Funds		2,025,186
Total income		132,448,041
Expenses
Management fee	$53,816,255
Transfer agent fees	7,029,715
Distribution and service plan fees	12,280,271
Accounting and security lending fees	850,310
Custodian fees and expenses	189,606
Independent trustees' fees and expenses	44,013
Audit	45,539
Legal	10,602
Interest	711
Miscellaneous	79,035
Total expenses before reductions	74,346,057
Expense reductions	(1,210,919)
Total expenses after reductions		73,135,138
Net investment income (loss)		59,312,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,191,770,806
Fidelity Central Funds	31,522
Other affiliated issuers	16,548,236
Foreign currency transactions	(21,239)
Futures contracts	7,403,924
Total net realized gain (loss)		2,215,733,249
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,657,308,937)
Fidelity Central Funds	(29,333)
Other affiliated issuers	3,247,301
Assets and liabilities in foreign currencies	(51,415)
Futures contracts	(1,594,818)
Total change in net unrealized appreciation (depreciation)		(1,655,737,202)
Net gain (loss)		559,996,047
Net increase (decrease) in net assets resulting from operations		$619,308,950

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,312,903	$162,372,755
Net realized gain (loss)	2,215,733,249	2,021,853,086
Change in net unrealized appreciation (depreciation)	(1,655,737,202)	1,550,478,115
Net increase (decrease) in net assets resulting from operations	619,308,950	3,734,703,956
Distributions to shareholders from net investment income	(30,000,092)	(167,795,221)
Distributions to shareholders from net realized gain	(1,720,710,294)	(1,017,638,614)
Total distributions	(1,750,710,386)	(1,185,433,835)
Share transactions - net increase (decrease)	507,433,067	(417,890,496)
Total increase (decrease) in net assets	(623,968,369)	2,131,379,625
Net Assets
Beginning of period	19,988,516,435	17,857,136,810
End of period	$19,364,548,066	$19,988,516,435
Other Information
Undistributed net investment income end of period	$58,472,192	$29,159,381

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Contrafund Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.94	$33.18	$33.91	$37.36	$34.35	$26.44
Income from Investment Operations
Net investment income (loss)A	.13	.35	.33	.35	.36	.32
Net realized and unrealized gain (loss)	.92	6.69	1.85	(.14)	3.76	7.94
Total from investment operations	1.05	7.04	2.18	.21	4.12	8.26
Distributions from net investment income	(.07)	(.36)	(.26)	(.37)	(.36)	(.34)
Distributions from net realized gain	(3.28)	(1.91)	(2.65)	(3.30)	(.75)	(.01)
Total distributions	(3.34)B	(2.28)C	(2.91)	(3.66)D	(1.11)	(.35)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$35.65	$37.94	$33.18	$33.91	$37.36	$34.35
Total ReturnF,G,H	3.23%	21.88%	8.04%	.64%	11.94%	31.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.62%K	.62%	.63%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.62%K	.62%	.63%	.63%	.63%	.63%
Expenses net of all reductions	.60%K	.62%	.62%	.62%	.63%	.62%
Net investment income (loss)	.73%K	.98%	1.04%	1.01%	1.01%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$7,353,445	$7,609,925	$6,962,430	$7,436,130	$8,005,930	$7,654,305
Portfolio turnover rateL	179%K	70%	62%	80%	74%	86%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.34 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $3.276 per share.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $1.911 per share.

 D Total distributions of $3.66 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $3.295 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.77	$33.04	$33.79	$37.23	$34.24	$26.36
Income from Investment Operations
Net investment income (loss)A	.11	.31	.29	.32	.33	.29
Net realized and unrealized gain (loss)	.92	6.66	1.84	(.13)	3.73	7.91
Total from investment operations	1.03	6.97	2.13	.19	4.06	8.20
Distributions from net investment income	(.06)	(.33)	(.23)	(.33)	(.32)	(.31)
Distributions from net realized gain	(3.28)	(1.91)	(2.65)	(3.30)	(.75)	(.01)
Total distributions	(3.34)	(2.24)	(2.88)	(3.63)	(1.07)	(.32)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$35.46	$37.77	$33.04	$33.79	$37.23	$34.24
Total ReturnC,D,E	3.17%	21.76%	7.91%	.56%	11.82%	31.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.72%	.73%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.72%H	.72%	.73%	.73%	.73%	.73%
Expenses net of all reductions	.70%H	.72%	.72%	.72%	.73%	.72%
Net investment income (loss)	.63%H	.88%	.94%	.91%	.91%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,538,671	$1,569,798	$1,428,793	$1,546,864	$1,714,615	$1,688,448
Portfolio turnover rateI	179%H	70%	62%	80%	74%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.05	$32.45	$33.25	$36.70	$33.77	$26.00
Income from Investment Operations
Net investment income (loss)A	.08	.25	.24	.26	.27	.24
Net realized and unrealized gain (loss)	.90	6.54	1.80	(.14)	3.68	7.80
Total from investment operations	.98	6.79	2.04	.12	3.95	8.04
Distributions from net investment income	(.05)	(.28)	(.20)	(.28)	(.27)	(.26)
Distributions from net realized gain	(3.28)	(1.91)	(2.65)	(3.30)	(.75)	(.01)
Total distributions	(3.33)	(2.19)	(2.84)B	(3.57)C	(1.02)	(.27)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$34.70	$37.05	$32.45	$33.25	$36.70	$33.77
Total ReturnE,F,G	3.09%	21.59%	7.76%	.39%	11.65%	30.95%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.87%	.88%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.87%J	.87%	.88%	.88%	.88%	.88%
Expenses net of all reductions	.85%J	.87%	.87%	.87%	.88%	.87%
Net investment income (loss)	.48%J	.73%	.79%	.76%	.76%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$8,924,940	$9,255,124	$8,138,206	$8,363,076	$8,764,266	$8,472,780
Portfolio turnover rateK	179%J	70%	62%	80%	74%	86%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $2.648 per share.

 C Total distributions of $3.57 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $3.295 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.74	$33.01	$33.76	$37.21	$34.22	$26.35
Income from Investment Operations
Net investment income (loss)A	.12	.32	.30	.32	.33	.29
Net realized and unrealized gain (loss)	.91	6.66	1.84	(.13)	3.74	7.91
Total from investment operations	1.03	6.98	2.14	.19	4.07	8.20
Distributions from net investment income	(.06)	(.34)	(.24)	(.34)	(.33)	(.32)
Distributions from net realized gain	(3.28)	(1.91)	(2.65)	(3.30)	(.75)	(.01)
Total distributions	(3.34)	(2.25)	(2.89)	(3.64)	(1.08)	(.33)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$35.43	$37.74	$33.01	$33.76	$37.21	$34.22
Total ReturnC,D,E	3.18%	21.81%	7.95%	.56%	11.85%	31.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.70%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70%H	.70%	.71%	.71%	.71%	.71%
Expenses net of all reductions	.68%H	.70%	.70%	.70%	.71%	.71%
Net investment income (loss)	.65%H	.90%	.95%	.93%	.93%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$1,547,492	$1,553,670	$1,327,708	$1,276,807	$1,210,592	$1,031,358
Portfolio turnover rateI	179%H	70%	62%	80%	74%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,134,608 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,704,954,565
Gross unrealized depreciation	(345,402,533)
Net unrealized appreciation (depreciation)	$3,359,552,032
Tax cost	$16,022,937,328

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $0 in this Subsidiary, representing .00% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,555,171,510 and $18,521,649,354, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$786,503
Service Class 2	11,493,768
$12,280,271

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,442,648
Service Class	506,254
Service Class 2	2,959,034
Investor Class	1,121,779
$7,029,715

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $576,401 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,083,000	1.96%	$711

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $30,617.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28,526 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $261,417, including $86 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,110,765 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $293.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $99,861.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$12,835,860	$72,522,215
Service Class	2,419,441	13,446,755
Service Class 2	12,305,574	68,183,160
Investor Class	2,439,217	13,643,091
Total	$30,000,092	$167,795,221
From net realized gain
Initial Class	$646,927,364	$387,865,841
Service Class	134,340,468	79,829,047
Service Class 2	806,261,203	472,898,767
Investor Class	133,181,259	77,044,959
Total	$1,720,710,294	$1,017,638,614

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	1,773,397	4,614,129	$64,720,448	$164,590,229
Reinvestment of distributions	19,467,785	13,138,586	659,763,224	460,388,056
Shares redeemed	(15,526,446)	(27,023,436)	(564,512,408)	(965,808,041)
Net increase (decrease)	5,714,736	(9,270,721)	$159,971,264	$(340,829,756)
Service Class
Shares sold	612,950	1,491,143	$22,396,590	$53,076,113
Reinvestment of distributions	4,055,751	2,676,168	136,759,909	93,275,802
Shares redeemed	(2,836,535)	(5,849,185)	(102,962,391)	(207,172,250)
Net increase (decrease)	1,832,166	(1,681,874)	$56,194,108	$(60,820,335)
Service Class 2
Shares sold	6,591,596	15,028,601	$232,531,961	$522,007,548
Reinvestment of distributions	24,790,030	15,821,660	818,566,777	541,081,927
Shares redeemed	(23,965,311)	(31,821,656)	(840,074,838)	(1,110,004,186)
Net increase (decrease)	7,416,315	(971,395)	$211,023,900	$(46,914,711)
Investor Class
Shares sold	551,494	1,548,363	$19,839,626	$54,849,925
Reinvestment of distributions	4,025,541	2,599,769	135,620,476	90,688,050
Shares redeemed	(2,066,126)	(3,193,633)	(75,216,307)	(114,863,669)
Net increase (decrease)	2,510,909	954,499	$80,243,795	$30,674,306

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.62%
Actual		$1,000.00	$1,032.30	$3.12
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Service Class	.72%
Actual		$1,000.00	$1,031.70	$3.63
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Service Class 2.87%
Actual		$1,000.00	$1,030.90	$4.38
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Investor Class	.70%
Actual		$1,000.00	$1,031.80	$3.53
Hypothetical-C		$1,000.00	$1,021.32	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPCON-SANN-0818
1.705691.120

Fidelity® Variable Insurance Products: International Capital Appreciation Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2018
United States of America*	14.5%
France	9.6%
United Kingdom	9.4%
Germany	8.1%
Japan	6.6%
India	6.2%
Cayman Islands	6.1%
China	5.4%
Netherlands	4.5%
Other	29.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2018

% of fund's net assets
Stocks	99.4
Short-Term Investments and Net Other Assets (Liabilities)	0.6

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.5
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.4
Naspers Ltd. Class N (South Africa, Media)	1.1
AIA Group Ltd. (Hong Kong, Insurance)	1.0
SAP SE (Germany, Software)	1.0
Allianz SE (Germany, Insurance)	1.0
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	0.9
Diageo PLC (United Kingdom, Beverages)	0.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
11.6

Top Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	23.2
Industrials	21.0
Financials	18.2
Consumer Discretionary	14.2
Consumer Staples	7.4
Materials	6.4
Health Care	4.6
Real Estate	2.6
Energy	0.7
Utilities	0.6

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 1.9%
Aristocrat Leisure Ltd.	86,708	$1,982,799
CSL Ltd.	20,090	2,863,798
realestate.com.au Ltd.	27,921	1,877,641

TOTAL AUSTRALIA		6,724,238

Bailiwick of Jersey - 1.2%
Experian PLC	83,300	2,060,735
Wolseley PLC	25,644	2,081,386

TOTAL BAILIWICK OF JERSEY		4,142,121

Belgium - 1.2%
KBC Groep NV	26,857	2,073,762
Umicore SA	35,333	2,028,021

TOTAL BELGIUM		4,101,783

Bermuda - 1.1%
Credicorp Ltd. (United States)	9,000	2,026,080
Hiscox Ltd.	86,700	1,744,940

TOTAL BERMUDA		3,771,020

Canada - 3.7%
Brookfield Asset Management, Inc. Class A	55,700	2,259,522
Canadian National Railway Co.	34,800	2,846,418
Canadian Pacific Railway Ltd.	11,800	2,162,443
CCL Industries, Inc. Class B	37,800	1,853,124
Constellation Software, Inc.	2,650	2,055,153
Waste Connection, Inc. (Canada)	24,450	1,841,770

TOTAL CANADA		13,018,430

Cayman Islands - 6.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	28,830	5,348,830
New Oriental Education & Technology Group, Inc. sponsored ADR	19,900	1,883,734
Sands China Ltd.	362,200	1,936,664
Shenzhou International Group Holdings Ltd.	165,000	2,036,842
Sunny Optical Technology Group Co. Ltd.	108,000	2,009,789
TAL Education Group ADR (a)	51,300	1,887,840
Tencent Holdings Ltd.	131,550	6,605,836

TOTAL CAYMAN ISLANDS		21,709,535

Chile - 0.5%
Banco Santander Chile sponsored ADR	57,100	1,794,653
China - 5.4%
China International Travel Service Corp. Ltd. (A Shares)	186,196	1,811,340
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	321,600	1,803,505
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	91,500	1,818,668
Kweichow Moutai Co. Ltd. (A Shares)	16,800	1,855,993
Midea Group Co. Ltd. Class A	232,420	1,833,103
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	280,500	2,581,332
Shanghai International Airport Co. Ltd. (A Shares)	213,600	1,789,840
Shenzhen Inovance Technology Co. Ltd. Class A	357,983	1,774,506
Wuliangye Yibin Co. Ltd. Class A	158,557	1,820,017
Yunnan Baiyao Group Co. Ltd.	114,000	1,841,631

TOTAL CHINA		18,929,935

Denmark - 1.1%
DONG Energy A/S (b)	33,200	2,008,668
DSV de Sammensluttede Vognmaend A/S	24,500	1,979,984

TOTAL DENMARK		3,988,652

France - 9.6%
Aeroports de Paris	9,000	2,035,826
Air Liquide SA	20,900	2,619,715
Capgemini SA	15,800	2,125,583
Dassault Systemes SA	14,467	2,027,348
Eiffage SA	17,400	1,893,392
Hermes International SCA	3,500	2,140,928
Kering SA	4,380	2,473,597
Legrand SA	28,400	2,086,111
LVMH Moet Hennessy - Louis Vuitton SA	9,761	3,240,837
Orpea	14,200	1,895,409
Pernod Ricard SA	13,800	2,254,578
Safran SA	20,500	2,490,947
SR Teleperformance SA	11,300	1,996,576
Thales SA	15,200	1,958,774
VINCI SA	27,060	2,602,631

TOTAL FRANCE		33,842,252

Germany - 8.1%
adidas AG	11,273	2,461,124
Allianz SE	16,174	3,332,729
CTS Eventim AG	37,549	1,849,581
Deutsche Borse AG	16,200	2,153,857
Deutsche Wohnen AG:
rights 12/31/49 (a)	44,700	41,761
(Bearer)	44,000	2,127,264
Hannover Reuck SE	15,500	1,933,176
Infineon Technologies AG	87,200	2,214,993
Linde AG	11,000	2,625,682
SAP SE	30,884	3,564,563
Symrise AG	23,500	2,060,992
Vonovia SE	45,800	2,180,058
Wirecard AG	12,600	2,029,835

TOTAL GERMANY		28,575,615

Hong Kong - 2.7%
AIA Group Ltd.	408,000	3,567,452
CSPC Pharmaceutical Group Ltd.	680,000	2,054,145
Galaxy Entertainment Group Ltd.	266,000	2,059,690
Techtronic Industries Co. Ltd.	329,000	1,834,627

TOTAL HONG KONG		9,515,914

India - 6.2%
Adani Ports & Special Economic Zone Ltd.	359,590	1,959,991
Asian Paints Ltd.	96,618	1,784,526
Eicher Motors Ltd.	4,429	1,849,651
Godrej Consumer Products Ltd.	113,164	2,026,075
HDFC Bank Ltd.	60,375	1,861,884
Housing Development Finance Corp. Ltd.	92,555	2,579,670
IndusInd Bank Ltd.	64,327	1,815,551
Kotak Mahindra Bank Ltd. (a)	93,947	1,842,917
Maruti Suzuki India Ltd.	15,920	2,052,345
Reliance Industries Ltd.	171,463	2,435,571
Titan Co. Ltd. (a)	141,086	1,810,459

TOTAL INDIA		22,018,640

Indonesia - 0.5%
PT Bank Central Asia Tbk	1,309,800	1,962,872
Ireland - 2.2%
Accenture PLC Class A	11,000	1,799,490
DCC PLC (United Kingdom)	20,660	1,879,993
Kerry Group PLC Class A	20,330	2,127,227
Kingspan Group PLC (Ireland)	37,500	1,877,822

TOTAL IRELAND		7,684,532

Japan - 6.6%
Daikin Industries Ltd.	18,900	2,265,303
Kao Corp.	32,200	2,457,571
Keyence Corp.	4,708	2,660,276
Misumi Group, Inc.	67,700	1,975,080
Nidec Corp.	15,900	2,387,549
Nissan Chemical Industries Co. Ltd.	39,000	1,821,162
Nitori Holdings Co. Ltd.	11,500	1,794,879
Recruit Holdings Co. Ltd.	82,500	2,284,650
Relo Group, Inc.	71,500	1,888,326
Start Today Co. Ltd.	47,600	1,726,180
Sundrug Co. Ltd.	7,300	296,048
Tsuruha Holdings, Inc.	14,100	1,768,947

TOTAL JAPAN		23,325,971

Kenya - 0.5%
Safaricom Ltd.	6,331,800	1,850,303
Korea (South) - 0.6%
LG Household & Health Care Ltd.	1,601	2,005,758
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	120,290	1,910,140
Netherlands - 4.5%
ASML Holding NV (Netherlands)	15,700	3,106,792
Ferrari NV	14,400	1,959,101
Heineken NV (Bearer)	24,274	2,438,424
Interxion Holding N.V. (a)	28,238	1,762,616
RELX NV	116,609	2,478,973
Wolters Kluwer NV	37,200	2,096,519
Yandex NV Series A (a)	54,100	1,942,190

TOTAL NETHERLANDS		15,784,615

Philippines - 0.9%
Ayala Land, Inc.	1,458,400	1,035,828
SM Prime Holdings, Inc.	3,028,000	2,039,984

TOTAL PHILIPPINES		3,075,812

Russia - 0.7%
Sberbank of Russia	722,190	2,508,576
South Africa - 2.2%
Capitec Bank Holdings Ltd.	29,709	1,879,892
FirstRand Ltd.	455,700	2,122,447
Naspers Ltd. Class N	15,090	3,833,691

TOTAL SOUTH AFRICA		7,836,030

Spain - 0.7%
Amadeus IT Holding SA Class A	30,130	2,378,561
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	101,200	2,146,614
Atlas Copco AB (A Shares)	79,900	2,326,505
Hexagon AB (B Shares)	35,500	1,979,764

TOTAL SWEDEN		6,452,883

Switzerland - 3.5%
Geberit AG (Reg.)	4,690	2,017,036
Givaudan SA	910	2,069,393
Julius Baer Group Ltd.	34,240	2,005,487
Lonza Group AG	8,036	2,123,485
Partners Group Holding AG	2,630	1,932,066
Sika AG	15,040	2,086,737

TOTAL SWITZERLAND		12,234,204

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	131,900	4,822,264
United Kingdom - 9.4%
Ashtead Group PLC	68,400	2,051,858
Beazley PLC	228,100	1,764,065
Bunzl PLC	63,658	1,928,090
Compass Group PLC	111,601	2,383,815
Croda International PLC	29,700	1,882,220
Diageo PLC	88,296	3,172,113
Halma PLC	100,561	1,818,201
Hargreaves Lansdown PLC	74,300	1,933,202
InterContinental Hotel Group PLC	30,559	1,903,587
Intertek Group PLC	28,100	2,119,777
London Stock Exchange Group PLC	35,000	2,065,211
NMC Health PLC	40,900	1,933,484
Prudential PLC	117,191	2,671,524
Rentokil Initial PLC	404,200	1,871,318
Rightmove PLC	25,836	1,810,554
St. James's Place Capital PLC	125,600	1,902,103

TOTAL UNITED KINGDOM		33,211,122

United States of America - 13.9%
A.O. Smith Corp.	30,026	1,776,038
Adobe Systems, Inc. (a)	7,500	1,828,575
Alphabet, Inc. Class A (a)	1,610	1,817,996
Amphenol Corp. Class A	21,088	1,837,819
Apple, Inc.	9,900	1,832,589
Danaher Corp.	17,800	1,756,504
Estee Lauder Companies, Inc. Class A	12,300	1,755,087
Facebook, Inc. Class A (a)	9,400	1,826,608
FleetCor Technologies, Inc. (a)	8,600	1,811,590
Global Payments, Inc.	16,000	1,783,840
HEICO Corp. Class A	29,612	1,804,851
Hilton Worldwide Holdings, Inc.	22,500	1,781,100
IPG Photonics Corp. (a)	8,100	1,787,103
Marsh & McLennan Companies, Inc.	22,300	1,827,931
MasterCard, Inc. Class A	9,330	1,833,532
MercadoLibre, Inc.	6,300	1,883,259
Microsoft Corp.	19,000	1,873,590
Moody's Corp.	10,800	1,842,048
MSCI, Inc.	11,000	1,819,730
NVIDIA Corp.	7,300	1,729,370
S&P Global, Inc.	8,811	1,796,475
Sherwin-Williams Co.	4,470	1,821,838
The Booking Holdings, Inc. (a)	890	1,804,110
Thermo Fisher Scientific, Inc.	8,600	1,781,404
TransDigm Group, Inc.	5,420	1,870,659
Visa, Inc. Class A	14,180	1,878,141
Worldpay, Inc. (a)	21,500	1,758,270

TOTAL UNITED STATES OF AMERICA		48,920,057

TOTAL COMMON STOCKS
(Cost $290,939,556)		348,096,488

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $2,499,518)	223,100	2,315,778

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.93% (c)
(Cost $845,134)	844,965	845,134
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $294,284,208)		351,257,400
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,359,064
NET ASSETS - 100%		$352,616,464

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,008,668 or 0.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,777
Fidelity Securities Lending Cash Central Fund	26,333
Total	$51,110

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$50,481,973	$47,241,136	$3,240,837	$--
Consumer Staples	25,796,506	22,624,393	3,172,113	--
Energy	2,435,571	2,435,571	--	--
Financials	63,916,932	49,382,875	14,534,057	--
Health Care	16,249,860	14,126,375	2,123,485	--
Industrials	74,479,756	69,854,169	4,625,587	--
Information Technology	81,226,066	65,733,882	15,492,184	--
Materials	22,653,410	20,033,695	2,619,715	--
Real Estate	9,313,221	9,313,221	--	--
Telecommunication Services	1,850,303	1,850,303	--	--
Utilities	2,008,668	2,008,668	--	--
Money Market Funds	845,134	845,134	--	--
Total Investments in Securities:	$351,257,400	$305,449,422	$45,807,978	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,027,608
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $293,439,074)	$350,412,266
Fidelity Central Funds (cost $845,134)	845,134
Total Investment in Securities (cost $294,284,208)		$351,257,400
Foreign currency held at value (cost $459,278)		458,626
Receivable for investments sold		1,807,795
Receivable for fund shares sold		154,103
Dividends receivable		757,047
Distributions receivable from Fidelity Central Funds		1,577
Other receivables		180,148
Total assets		354,616,696
Liabilities
Payable for investments purchased	$1,053,607
Payable for fund shares redeemed	458,727
Accrued management fee	209,128
Distribution and service plan fees payable	3,699
Other affiliated payables	56,465
Other payables and accrued expenses	218,606
Total liabilities		2,000,232
Net Assets		$352,616,464
Net Assets consist of:
Paid in capital		$285,726,483
Undistributed net investment income		2,224,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,838,167
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		56,827,494
Net Assets		$352,616,464
Initial Class:
Net Asset Value, offering price and redemption price per share ($28,422,202 ÷ 1,672,113 shares)		$17.00
Service Class:
Net Asset Value, offering price and redemption price per share ($561,134 ÷ 33,105 shares)		$16.95
Service Class 2:
Net Asset Value, offering price and redemption price per share ($16,862,415 ÷ 1,001,363 shares)		$16.84
Investor Class:
Net Asset Value, offering price and redemption price per share ($306,770,713 ÷ 18,199,731 shares)		$16.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$4,243,764
Income from Fidelity Central Funds		51,110
Income before foreign taxes withheld		4,294,874
Less foreign taxes withheld		(451,623)
Total income		3,843,251
Expenses
Management fee	$1,230,026
Transfer agent fees	237,533
Distribution and service plan fees	19,613
Accounting and security lending fees	92,527
Custodian fees and expenses	104,975
Independent trustees' fees and expenses	772
Audit	60,940
Legal	101
Miscellaneous	920
Total expenses before reductions	1,747,407
Expense reductions	(129,350)
Total expenses after reductions		1,618,057
Net investment income (loss)		2,225,194
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $67,516)	8,459,889
Fidelity Central Funds	(141)
Foreign currency transactions	(31,421)
Total net realized gain (loss)		8,428,327
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $121,177)	(14,462,001)
Fidelity Central Funds	(217)
Assets and liabilities in foreign currencies	(18,608)
Total change in net unrealized appreciation (depreciation)		(14,480,826)
Net gain (loss)		(6,052,499)
Net increase (decrease) in net assets resulting from operations		$(3,827,305)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,225,194	$1,224,647
Net realized gain (loss)	8,428,327	16,022,494
Change in net unrealized appreciation (depreciation)	(14,480,826)	55,106,093
Net increase (decrease) in net assets resulting from operations	(3,827,305)	72,353,234
Distributions to shareholders from net investment income	–	(1,225,134)
Distributions to shareholders from net realized gain	(5,234,196)	–
Total distributions	(5,234,196)	(1,225,134)
Share transactions - net increase (decrease)	34,147,164	77,954,388
Total increase (decrease) in net assets	25,085,663	149,082,488
Net Assets
Beginning of period	327,530,801	178,448,313
End of period	$352,616,464	$327,530,801
Other Information
Undistributed net investment income end of period	$2,224,320	$–
Distributions in excess of net investment income end of period	$–	$(874)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.39	$12.80	$13.32	$13.01	$12.68	$10.50
Income from Investment Operations
Net investment income (loss)A	.12	.09	.12	.09	.10	.10
Net realized and unrealized gain (loss)	(.25)	4.57	(.52)	.33	.28	2.17
Total from investment operations	(.13)	4.66	(.40)	.42	.38	2.27
Distributions from net investment income	–	(.07)	(.11)B	(.10)	(.05)	(.08)
Distributions from net realized gain	(.26)	–	–	–	–	(.01)
Tax return of capital	–	–	(.01)B	(.01)	–	–
Total distributions	(.26)	(.07)	(.12)	(.11)	(.05)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$17.00	$17.39	$12.80	$13.32	$13.01	$12.68
Total ReturnD,E,F	(.72)%	36.45%	(2.98)%	3.22%	3.01%	21.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.92%	.99%	.98%	1.10%	1.17%
Expenses net of fee waivers, if any	.90%I	.92%	.99%	.98%	1.10%	1.10%
Expenses net of all reductions	.83%I	.89%	.97%	.96%	1.09%	1.07%
Net investment income (loss)	1.33%I	.57%	.89%	.68%	.78%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$28,422	$28,572	$16,644	$20,154	$1,464	$2,404
Portfolio turnover rateJ	176%I	153%	188%	189%	183%	153%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.36	$12.78	$13.30	$12.99	$12.66	$10.49
Income from Investment Operations
Net investment income (loss)A	.11	.07	.10	.08	.09	.08
Net realized and unrealized gain (loss)	(.26)	4.57	(.51)	.32	.28	2.17
Total from investment operations	(.15)	4.64	(.41)	.40	.37	2.25
Distributions from net investment income	–	(.06)	(.10)B	(.09)	(.04)	(.07)
Distributions from net realized gain	(.26)	–	–	–	–	(.01)
Tax return of capital	–	–	(.01)B	(.01)	–	–
Total distributions	(.26)	(.06)	(.11)	(.09)C	(.04)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$16.95	$17.36	$12.78	$13.30	$12.99	$12.66
Total ReturnE,F,G	(.84)%	36.35%	(3.11)%	3.12%	2.93%	21.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.02%	1.09%	1.09%	1.21%	1.28%
Expenses net of fee waivers, if any	1.00%J	1.02%	1.09%	1.09%	1.20%	1.20%
Expenses net of all reductions	.93%J	.99%	1.07%	1.07%	1.19%	1.17%
Net investment income (loss)	1.23%J	.47%	.79%	.58%	.68%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$561	$236	$142	$222	$114	$111
Portfolio turnover rateK	176%J	153%	188%	189%	183%	153%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.006 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.26	$12.72	$13.24	$12.92	$12.61	$10.46
Income from Investment Operations
Net investment income (loss)A	.09	.05	.08	.06	.07	.07
Net realized and unrealized gain (loss)	(.25)	4.54	(.50)	.32	.27	2.16
Total from investment operations	(.16)	4.59	(.42)	.38	.34	2.23
Distributions from net investment income	–	(.05)	(.09)B	(.06)	(.03)	(.07)
Distributions from net realized gain	(.26)	–	–	–	–	(.01)
Tax return of capital	–	–	(.01)B	–C	–	–
Total distributions	(.26)	(.05)	(.10)	(.06)	(.03)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$16.84	$17.26	$12.72	$13.24	$12.92	$12.61
Total ReturnD,E,F	(.90)%	36.09%	(3.18)%	2.96%	2.71%	21.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.15%I	1.17%	1.24%	1.23%	1.35%	1.46%
Expenses net of fee waivers, if any	1.15%I	1.17%	1.24%	1.23%	1.35%	1.35%
Expenses net of all reductions	1.08%I	1.14%	1.22%	1.21%	1.34%	1.32%
Net investment income (loss)	1.08%I	.32%	.64%	.43%	.54%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$16,862	$12,533	$6,144	$3,629	$2,360	$2,374
Portfolio turnover rateJ	176%I	153%	188%	189%	183%	153%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.26	$12.71	$13.22	$12.92	$12.59	$10.43
Income from Investment Operations
Net investment income (loss)A	.11	.08	.11	.08	.09	.09
Net realized and unrealized gain (loss)	(.25)	4.54	(.51)	.32	.29	2.15
Total from investment operations	(.14)	4.62	(.40)	.40	.38	2.24
Distributions from net investment income	–	(.07)	(.10)B	(.09)	(.05)	(.07)
Distributions from net realized gain	(.26)	–	–	–	–	(.01)
Tax return of capital	–	–	(.01)B	(.01)	–	–
Total distributions	(.26)	(.07)	(.11)	(.10)	(.05)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$16.86	$17.26	$12.71	$13.22	$12.92	$12.59
Total ReturnD,E,F	(.79)%	36.33%	(3.01)%	3.08%	2.99%	21.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	1.00%	1.07%	1.07%	1.19%	1.26%
Expenses net of fee waivers, if any	.98%I	1.00%	1.07%	1.06%	1.18%	1.18%
Expenses net of all reductions	.91%I	.97%	1.05%	1.04%	1.17%	1.15%
Net investment income (loss)	1.25%I	.49%	.80%	.60%	.71%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$306,771	$286,191	$155,518	$165,258	$112,479	$87,029
Portfolio turnover rateJ	176%I	153%	188%	189%	183%	153%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$63,460,781
Gross unrealized depreciation	(7,525,011)
Net unrealized appreciation (depreciation)	$55,935,770
Tax cost	$295,321,630

The Fund elected to defer to its next fiscal year $473 of ordinary losses recognized during the period November 1, 2017 to December 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $340,499,999 and $307,940,319, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$261
Service Class 2	19,352
$19,613

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$9,652
Service Class	169
Service Class 2	4,992
Investor Class	222,720
$237,533

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,519 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $466 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,333. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $127,754 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,596.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$–	$119,468
Service Class	–	870
Service Class 2	–	35,414
Investor Class	–	1,069,382
Total	$–	$1,225,134
From net realized gain
Initial Class	$448,678	$–
Service Class	8,881	–
Service Class 2	192,035	–
Investor Class	4,584,602	–
Total	$5,234,196	$–

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	263,183	607,788	$4,634,596	$9,449,414
Reinvestment of distributions	26,819	7,036	448,678	119,468
Shares redeemed	(260,544)	(272,027)	(4,518,556)	(4,202,521)
Net increase (decrease)	29,458	342,797	$564,718	$5,366,361
Service Class
Shares sold	21,191	4,850	$389,063	$78,703
Reinvestment of distributions	396	51	6,605	870
Shares redeemed	(2,057)	(2,432)	(35,926)	(38,727)
Net increase (decrease)	19,530	2,469	$359,742	$40,846
Service Class 2
Shares sold	580,500	427,031	$10,004,296	$6,621,187
Reinvestment of distributions	11,575	2,102	192,035	35,414
Shares redeemed	(316,956)	(185,956)	(5,462,906)	(2,848,091)
Net increase (decrease)	275,119	243,177	$4,733,425	$3,808,510
Investor Class
Shares sold	2,426,805	4,977,507	$42,426,956	$78,059,466
Reinvestment of distributions	276,181	63,465	4,584,602	1,069,382
Shares redeemed	(1,085,362)	(694,422)	(18,522,279)	(10,390,177)
Net increase (decrease)	1,617,624	4,346,550	$28,489,279	$68,738,671

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 94% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.90%
Actual		$1,000.00	$992.80	$4.45
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Service Class	1.00%
Actual		$1,000.00	$991.60	$4.94
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Service Class 2	1.15%
Actual		$1,000.00	$991.00	$5.68
Hypothetical-C		$1,000.00	$1,019.09	$5.76
Investor Class	.98%
Actual		$1,000.00	$992.10	$4.84
Hypothetical-C		$1,000.00	$1,019.93	$4.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPCAP-SANN-0818
1.818378.113

Fidelity® Variable Insurance Products: Disciplined Small Cap Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Haemonetics Corp.	0.7
EMCOR Group, Inc.	0.7
Insperity, Inc.	0.7
Louisiana-Pacific Corp.	0.7
Maximus, Inc.	0.7
Sunstone Hotel Investors, Inc.	0.7
Delek U.S. Holdings, Inc.	0.7
Ryman Hospitality Properties, Inc.	0.7
Vishay Intertechnology, Inc.	0.6
Hancock Whitney Corp.	0.6
6.8

Top Five Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	16.1
Financials	16.1
Health Care	15.9
Industrials	14.7
Consumer Discretionary	13.6

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks and Equity Futures	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 6.1%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	102,670	$1,597,545
Cooper-Standard Holding, Inc. (a)	8,684	1,134,738
Dana Holding Corp.	25,669	518,257
Tenneco, Inc.	41,300	1,815,548
Tower International, Inc.	1,715	54,537
		5,120,625
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	1,104	46,478
Grand Canyon Education, Inc. (a)	2,562	285,945
K12, Inc. (a)	93,561	1,531,594
Liberty Tax, Inc.	4,638	37,452
		1,901,469
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	13,288	267,089
ILG, Inc.	5,205	171,921
Penn National Gaming, Inc. (a)	26,160	878,714
		1,317,724
Household Durables - 2.8%
Bassett Furniture Industries, Inc.	3,735	102,899
Beazer Homes U.S.A., Inc. (a)	22,331	329,382
Flexsteel Industries, Inc.	16,137	643,866
KB Home	68,298	1,860,438
La-Z-Boy, Inc.	56,403	1,725,932
M.D.C. Holdings, Inc.	42,980	1,322,495
Taylor Morrison Home Corp. (a)	86,003	1,787,142
TRI Pointe Homes, Inc. (a)	2,974	48,655
William Lyon Homes, Inc. (a)	38,910	902,712
		8,723,521
Internet & Direct Marketing Retail - 0.7%
Liberty TripAdvisor Holdings, Inc. (a)	21,577	347,390
Shutterfly, Inc. (a)(b)	18,213	1,639,716
		1,987,106
Leisure Products - 0.8%
Callaway Golf Co.	19,992	379,248
Johnson Outdoors, Inc. Class A	16,292	1,377,163
MCBC Holdings, Inc. (a)	24,532	710,201
Nautilus, Inc. (a)	8,030	126,071
		2,592,683
Media - 0.3%
A.H. Belo Corp. Class A	4,828	22,692
Entravision Communication Corp. Class A	68,018	340,090
New Media Investment Group, Inc.	27,257	503,709
Saga Communications, Inc. Class A	358	13,783
The McClatchy Co. Class A (a)(b)	2,029	20,189
		900,463
Specialty Retail - 3.6%
Aaron's, Inc. Class A	28,788	1,250,839
Abercrombie & Fitch Co. Class A (b)	57,507	1,407,771
Ascena Retail Group, Inc. (a)	49,835	198,592
Barnes & Noble, Inc.	33,057	209,912
Chico's FAS, Inc.	161,803	1,317,076
Conn's, Inc. (a)	15,689	517,737
DSW, Inc. Class A	40,071	1,034,633
Haverty Furniture Companies, Inc.	11,136	240,538
Office Depot, Inc.	485,955	1,239,185
Party City Holdco, Inc. (a)(b)	58,006	884,592
RH (a)	3,779	527,926
Shoe Carnival, Inc.	5,938	192,688
Sleep Number Corp. (a)	21,415	621,463
Tailored Brands, Inc. (b)	47,278	1,206,535
The Cato Corp. Class A (sub. vtg.)	1,215	29,913
Tilly's, Inc.	15,153	229,568
Zumiez, Inc. (a)	2,475	61,999
		11,170,967
Textiles, Apparel & Luxury Goods - 2.8%
Cadence Bancorp	7,225	208,586
Columbia Sportswear Co.	13,764	1,258,993
Crocs, Inc. (a)	99,306	1,748,779
Deckers Outdoor Corp. (a)	17,607	1,987,654
Fossil Group, Inc. (a)(b)	57,737	1,551,393
Movado Group, Inc.	33,241	1,605,540
Newmark Group, Inc.	35,402	503,770
		8,864,715

TOTAL CONSUMER DISCRETIONARY		42,579,273

CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	6,739	2,019,678
Food & Staples Retailing - 0.8%
Ingles Markets, Inc. Class A	26,554	844,417
SpartanNash Co.	49,780	1,270,386
Village Super Market, Inc. Class A (b)	2,920	86,023
Weis Markets, Inc.	3,358	179,116
		2,379,942
Food Products - 0.6%
Darling International, Inc. (a)	3,494	69,461
John B. Sanfilippo & Son, Inc.	448	33,354
Sanderson Farms, Inc. (b)	16,164	1,699,645
Seneca Foods Corp. Class A (a)	1,507	40,689
		1,843,149
Personal Products - 0.8%
MediFast, Inc.	12,277	1,966,284
USANA Health Sciences, Inc. (a)	5,557	640,722
		2,607,006
Tobacco - 0.1%
Turning Point Brands, Inc.	2,606	83,131
Universal Corp.	3,911	258,322
		341,453

TOTAL CONSUMER STAPLES		9,191,228

ENERGY - 4.4%
Energy Equipment & Services - 0.9%
Archrock, Inc.	17,302	207,624
ION Geophysical Corp. (a)	1,738	42,233
Mammoth Energy Services, Inc. (a)(b)	2,239	76,036
Matrix Service Co. (a)	1,868	34,278
McDermott International, Inc. (a)(b)	83,632	1,643,369
PHI, Inc. (non-vtg.) (a)	3,796	38,605
SEACOR Holdings, Inc. (a)	2,477	141,858
U.S. Silica Holdings, Inc. (b)	19,985	513,415
		2,697,418
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	493	21,199
Arch Coal, Inc.	22,244	1,744,597
California Resources Corp. (a)(b)	43,616	1,981,911
CVR Energy, Inc. (b)	36,217	1,339,667
Delek U.S. Holdings, Inc.	41,738	2,093,995
Denbury Resources, Inc. (a)	28,111	135,214
Evolution Petroleum Corp.	3,935	38,760
Highpoint Resources, Inc. (a)	22,945	139,506
NACCO Industries, Inc. Class A	325	10,969
Overseas Shipholding Group, Inc. (a)	62,804	243,680
Peabody Energy Corp.	34,307	1,560,282
W&T Offshore, Inc. (a)	246,662	1,763,633
		11,073,413

TOTAL ENERGY		13,770,831

FINANCIALS - 16.1%
Banks - 7.1%
BancFirst Corp.	25,163	1,489,650
Bancorp, Inc., Delaware (a)	4,102	42,907
Berkshire Hills Bancorp, Inc.	3,535	143,521
Boston Private Financial Holdings, Inc.	3,372	53,615
Cambridge Bancorp	309	26,741
Capital City Bank Group, Inc.	605	14,296
Cathay General Bancorp	47,338	1,916,716
Community Trust Bancorp, Inc.	3,335	166,583
Equity Bancshares, Inc. (a)	1,242	51,518
Fidelity D & D Bancorp, Inc.	39	2,418
Fidelity Southern Corp.	14,115	358,662
Financial Institutions, Inc.	507	16,680
First Bancorp, North Carolina	1,522	62,265
First Bancorp, Puerto Rico (a)	164,034	1,254,860
First Busey Corp.	1,670	52,972
First Citizen Bancshares, Inc.	1,312	529,130
First Financial Bancorp, Ohio	12,874	394,588
First Interstate Bancsystem, Inc.	4,958	209,228
First Savings Financial Group, Inc.	168	12,346
Fulton Financial Corp.	108,751	1,794,392
Great Southern Bancorp, Inc.	9,700	554,840
Great Western Bancorp, Inc.	2,572	107,998
Hancock Whitney Corp.	43,549	2,031,561
Hanmi Financial Corp.	4,587	130,041
Hilltop Holdings, Inc.	10,073	222,311
Hope Bancorp, Inc.	11,491	204,885
IBERIABANK Corp.	13,756	1,042,705
International Bancshares Corp.	37,023	1,584,584
Investors Bancorp, Inc.	49,389	631,685
LegacyTexas Financial Group, Inc.	11,213	437,531
MB Financial, Inc.	177	8,266
Merchants Bancorp/IN	1,286	36,690
MVB Financial Corp.	895	16,155
Northeast Bancorp	1,851	40,352
OFG Bancorp	1,949	27,383
Old National Bancorp, Indiana	14,977	278,572
Peapack-Gladstone Financial Corp.	1,825	63,127
Renasant Corp.	4,603	209,529
Republic Bancorp, Inc., Kentucky Class A	2,359	106,863
Sandy Spring Bancorp, Inc.	9,634	395,090
Sierra Bancorp	2,273	64,190
The Bank of NT Butterfield & Son Ltd.	1,562	71,415
TowneBank	5,947	190,899
UMB Financial Corp.	9,115	694,836
Umpqua Holdings Corp.	72,191	1,630,795
Valley National Bancorp (b)	105,738	1,285,774
Wintrust Financial Corp.	18,342	1,596,671
		22,257,836
Capital Markets - 3.1%
Arlington Asset Investment Corp. (b)	9,018	92,976
Artisan Partners Asset Management, Inc.	56,038	1,689,546
Evercore, Inc. Class A	15,544	1,639,115
Financial Engines, Inc.	1,027	46,112
Houlihan Lokey	8,443	432,450
INTL FCStone, Inc. (a)	26,331	1,361,576
Investment Technology Group, Inc.	15,737	329,218
Manning & Napier, Inc. Class A	11,371	35,250
Moelis & Co. Class A	14,302	838,812
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,502	154,056
Piper Jaffray Companies	17,009	1,307,142
Waddell & Reed Financial, Inc. Class A (b)	94,478	1,697,770
		9,624,023
Consumer Finance - 1.1%
CURO Group Holdings Corp. (a)	20,330	507,234
Enova International, Inc. (a)	32,812	1,199,279
Nelnet, Inc. Class A	28,258	1,650,550
		3,357,063
Diversified Financial Services - 0.4%
Banco Latinoamericano de Comercio Exterior SA Series E	32,355	796,257
Cannae Holdings, Inc. (a)	3,306	61,326
Marlin Business Services Corp.	14,227	424,676
		1,282,259
Insurance - 0.9%
EMC Insurance Group	973	27,030
Fednat Holding Co.	12,849	296,426
Health Insurance Innovations, Inc. (a)	3,280	106,108
Kemper Corp.	15,550	1,176,358
National General Holdings Corp.	8,824	232,336
Navigators Group, Inc.	757	43,149
Selective Insurance Group, Inc.	3,403	187,165
Universal Insurance Holdings, Inc.	21,599	758,125
		2,826,697
Mortgage Real Estate Investment Trusts - 0.6%
AG Mortgage Investment Trust, Inc.	1,970	37,016
Apollo Commercial Real Estate Finance, Inc. (b)	64,930	1,186,920
Cherry Hill Mortgage Investment Corp.	26,558	474,326
Western Asset Mortgage Capital Corp.	3,427	35,709
		1,733,971
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	21,563	1,691,617
Thrifts & Mortgage Finance - 2.4%
Essent Group Ltd. (a)	48,372	1,732,685
Farmer Mac Class C (non-vtg.)	4,666	417,514
FS Bancorp, Inc.	496	31,372
Lendingtree, Inc. (a)(b)	7,118	1,521,828
MGIC Investment Corp. (a)	16,847	180,600
NMI Holdings, Inc. (a)	9,334	152,144
Northwest Bancshares, Inc.	79,339	1,379,705
Ocwen Financial Corp. (a)	6,605	26,156
Radian Group, Inc.	10,703	173,603
Walker & Dunlop, Inc.	30,652	1,705,784
Waterstone Financial, Inc.	20,239	345,075
		7,666,466

TOTAL FINANCIALS		50,439,932

HEALTH CARE - 15.9%
Biotechnology - 4.9%
ACADIA Pharmaceuticals, Inc. (a)	3,512	53,628
Acceleron Pharma, Inc. (a)	872	42,309
Achillion Pharmaceuticals, Inc. (a)	10,282	29,098
Acorda Therapeutics, Inc. (a)	11,815	339,091
Agenus, Inc. (a)	26,570	60,314
Akebia Therapeutics, Inc. (a)	12,375	123,503
AMAG Pharmaceuticals, Inc. (a)(b)	12,500	243,750
Amicus Therapeutics, Inc. (a)(b)	16,754	261,697
AnaptysBio, Inc. (a)	506	35,946
Applied Genetic Technologies Corp. (a)	8,134	30,096
Arbutus Biopharma Corp. (a)	1,407	10,271
Ardelyx, Inc. (a)	8,659	32,038
Arena Pharmaceuticals, Inc. (a)	3,364	146,670
ArQule, Inc. (a)	140	774
Array BioPharma, Inc. (a)	37,689	632,421
Arrowhead Pharmaceuticals, Inc. (a)	648	8,813
Atara Biotherapeutics, Inc. (a)(b)	2,242	82,394
Audentes Therapeutics, Inc. (a)	5,026	192,043
Axovant Sciences Ltd. (a)	35,889	81,109
bluebird bio, Inc. (a)(b)	1,663	261,008
Blueprint Medicines Corp. (a)	3,223	204,596
Catalyst Biosciences, Inc. (a)	13,599	158,700
Catalyst Pharmaceutical Partners, Inc. (a)	9,680	30,202
ChemoCentryx, Inc. (a)	4,417	58,172
Clovis Oncology, Inc. (a)	3,143	142,912
Concert Pharmaceuticals, Inc. (a)	9,204	154,903
CTI BioPharma Corp. (a)	6,230	31,025
CytomX Therapeutics, Inc. (a)(b)	12,372	282,824
Dyax Corp. rights 12/31/19 (a)(c)	11,419	40,537
Eagle Pharmaceuticals, Inc. (a)	2,571	194,522
Editas Medicine, Inc. (a)(b)	7,367	263,960
Emergent BioSolutions, Inc. (a)	9,798	494,701
Enanta Pharmaceuticals, Inc. (a)	4,094	474,495
Exact Sciences Corp. (a)	4,527	270,669
FibroGen, Inc. (a)	10,268	642,777
Five Prime Therapeutics, Inc. (a)	3,184	50,339
Genomic Health, Inc. (a)	7,459	375,934
Global Blood Therapeutics, Inc. (a)	3,706	167,511
Halozyme Therapeutics, Inc. (a)	25,864	436,326
Heron Therapeutics, Inc. (a)	12,729	494,522
ImmunoGen, Inc. (a)	31,073	302,340
Immunomedics, Inc. (a)(b)	11,648	275,708
Insmed, Inc. (a)	4,253	100,583
Intercept Pharmaceuticals, Inc. (a)	1,126	94,483
Ironwood Pharmaceuticals, Inc. Class A (a)	11,103	212,289
Karyopharm Therapeutics, Inc. (a)	1,910	32,451
Kindred Biosciences, Inc. (a)	3,994	42,536
Kura Oncology, Inc. (a)(b)	3,843	69,943
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,513	727,788
Loxo Oncology, Inc. (a)(b)	4,478	776,843
Madrigal Pharmaceuticals, Inc. (a)(b)	924	258,434
Momenta Pharmaceuticals, Inc. (a)	3,628	74,193
Myriad Genetics, Inc. (a)	14,308	534,690
NewLink Genetics Corp. (a)	9,434	44,906
Novavax, Inc. (a)	97,110	130,127
Opko Health, Inc. (a)	12,582	59,135
Palatin Technologies, Inc. (a)	38,471	37,309
PDL BioPharma, Inc. (a)	86,292	201,923
Pieris Pharmaceuticals, Inc. (a)	29,393	149,023
Portola Pharmaceuticals, Inc. (a)	5,002	188,926
Prothena Corp. PLC (a)	10,273	149,780
PTC Therapeutics, Inc. (a)	11,220	378,451
Puma Biotechnology, Inc. (a)	1,326	78,433
REGENXBIO, Inc. (a)	6,262	449,299
Repligen Corp. (a)	2,156	101,418
Retrophin, Inc. (a)	11,177	304,685
Rigel Pharmaceuticals, Inc. (a)	29,533	83,578
Sage Therapeutics, Inc. (a)	1,932	302,416
Sangamo Therapeutics, Inc. (a)(b)	20,187	286,655
Spark Therapeutics, Inc. (a)(b)	2,509	207,645
Ultragenyx Pharmaceutical, Inc. (a)	4,613	354,601
Vanda Pharmaceuticals, Inc. (a)	15,328	291,998
Voyager Therapeutics, Inc. (a)	8,570	167,458
Xencor, Inc. (a)	2,492	92,229
XOMA Corp. (a)	3,494	72,955
		15,271,831
Health Care Equipment & Supplies - 3.8%
Angiodynamics, Inc. (a)	65,959	1,466,928
CONMED Corp.	1,574	115,217
Cutera, Inc. (a)	5,109	205,893
Globus Medical, Inc. (a)	3,006	151,683
Haemonetics Corp. (a)	24,592	2,205,406
Inogen, Inc. (a)	347	64,657
IntriCon Corp. (a)	4,473	180,262
Masimo Corp. (a)	12,485	1,219,160
Meridian Bioscience, Inc.	91,849	1,460,399
Novocure Ltd. (a)	28,153	881,189
Orthofix International NV (a)	28,819	1,637,496
Quidel Corp. (a)	17,221	1,145,197
Staar Surgical Co. (a)	16,673	516,863
SurModics, Inc. (a)	11,061	610,567
		11,860,917
Health Care Providers & Services - 4.9%
Chemed Corp.	5,228	1,682,423
Civitas Solutions, Inc. (a)	9,174	150,454
Corvel Corp. (a)	15,760	851,040
G1 Therapeutics, Inc. (a)	4,009	174,231
HealthSouth Corp.	24,642	1,668,756
Magellan Health Services, Inc. (a)	20,395	1,956,900
Molina Healthcare, Inc. (a)(b)	16,667	1,632,366
National Healthcare Corp.	19,468	1,370,158
Providence Service Corp. (a)	11,192	879,132
R1 RCM, Inc. (a)	16,031	139,149
RadNet, Inc. (a)	82,762	1,241,430
Tivity Health, Inc. (a)	50,949	1,793,405
Triple-S Management Corp. (a)	44,101	1,722,585
		15,262,029
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	93,817	1,125,804
HealthStream, Inc.	6,584	179,809
HMS Holdings Corp. (a)	21,186	458,041
Quality Systems, Inc. (a)	91,689	1,787,936
		3,551,590
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	1,582	82,739
Codexis, Inc. (a)	11,383	163,915
Luminex Corp.	12,062	356,191
Medpace Holdings, Inc. (a)	5,674	243,982
PRA Health Sciences, Inc. (a)	3,256	303,980
Syneos Health, Inc. (a)	4,541	212,973
		1,363,780
Pharmaceuticals - 0.8%
Aerie Pharmaceuticals, Inc. (a)	2,664	179,953
Akorn, Inc. (a)	3,571	59,243
Amneal Pharmaceuticals, Inc. (a)	2,888	47,392
Corcept Therapeutics, Inc. (a)	4,432	69,671
Durect Corp. (a)	27,830	43,415
Endo International PLC (a)	15,517	146,325
Horizon Pharma PLC (a)	33,823	560,109
Mallinckrodt PLC (a)	3,542	66,094
MyoKardia, Inc. (a)	1,070	53,126
Nektar Therapeutics (a)	1,557	76,028
Pacira Pharmaceuticals, Inc. (a)	1,374	44,037
Phibro Animal Health Corp. Class A	6,665	306,923
Prestige Brands Holdings, Inc. (a)(b)	11,393	437,263
Supernus Pharmaceuticals, Inc. (a)	4,117	246,402
The Medicines Company (a)	5,136	188,491
Zogenix, Inc. (a)	1,330	58,786
		2,583,258

TOTAL HEALTH CARE		49,893,405

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.8%
AAR Corp.	8,343	387,866
Astronics Corp. (a)	9,761	351,103
Curtiss-Wright Corp.	14,193	1,689,251
Esterline Technologies Corp. (a)	4,677	345,163
KLX, Inc. (a)	2,572	184,927
Moog, Inc. Class A	24,612	1,918,752
Triumph Group, Inc. (b)	26,415	517,734
Vectrus, Inc. (a)	8,079	248,995
		5,643,791
Airlines - 0.1%
Hawaiian Holdings, Inc.	6,934	249,277
Building Products - 0.6%
Advanced Drain Systems, Inc. Del	4,371	124,792
CSW Industrials, Inc. (a)	809	42,756
GMS, Inc. (a)	5,122	138,755
Jeld-Wen Holding, Inc. (a)	8,562	244,788
NCI Building Systems, Inc. (a)	34,729	729,309
Quanex Building Products Corp.	4,906	88,063
Universal Forest Products, Inc.	11,502	421,203
		1,789,666
Commercial Services & Supplies - 4.5%
ACCO Brands Corp.	17,702	245,173
Brady Corp. Class A	46,405	1,788,913
Deluxe Corp.	13,739	909,659
Ennis, Inc.	12,823	260,948
Essendant, Inc.	80,816	1,068,388
Herman Miller, Inc.	54,743	1,855,788
Interface, Inc.	7,758	178,046
Kimball International, Inc. Class B	79,897	1,291,136
Knoll, Inc.	10,125	210,701
LSC Communications, Inc.	81,245	1,272,297
Msa Safety, Inc.	14,541	1,400,880
Quad/Graphics, Inc.	68,789	1,432,875
SP Plus Corp. (a)	5,951	221,377
Steelcase, Inc. Class A	108,705	1,467,518
UniFirst Corp.	1,251	221,302
VSE Corp.	4,247	202,922
		14,027,923
Construction & Engineering - 1.9%
Argan, Inc.	25,707	1,052,702
Comfort Systems U.S.A., Inc.	1,918	87,844
EMCOR Group, Inc.	28,251	2,152,161
KBR, Inc.	51,952	930,980
Primoris Services Corp.	61,827	1,683,549
		5,907,236
Electrical Equipment - 0.5%
EnerSys	7,585	566,144
Enphase Energy, Inc. (a)(b)	25,932	174,522
Generac Holdings, Inc. (a)	11,106	574,513
LSI Industries, Inc.	11,791	62,964
Preformed Line Products Co.	1,848	164,065
		1,542,208
Machinery - 1.0%
Alamo Group, Inc.	5,605	506,468
Dmc Global, Inc.	1,204	54,060
Global Brass & Copper Holdings, Inc.	22,457	704,027
Gorman-Rupp Co.	2,256	78,960
Greenbrier Companies, Inc. (b)	11,465	604,779
Hillenbrand, Inc.	1,764	83,173
Hurco Companies, Inc.	9,571	428,302
Hyster-Yale Materials Handling Class A	5,230	336,028
L.B. Foster Co. Class A (a)	1,713	39,313
Spartan Motors, Inc.	2,099	31,695
Woodward, Inc.	6,112	469,768
		3,336,573
Marine - 0.2%
Costamare, Inc. (b)	46,693	372,610
Genco Shipping & Trading Ltd. (a)	12,048	186,744
Safe Bulkers, Inc. (a)	13,681	46,515
		605,869
Professional Services - 3.2%
Barrett Business Services, Inc.	9,663	933,156
Heidrick & Struggles International, Inc.	29,909	1,046,815
ICF International, Inc.	2,656	188,709
Insperity, Inc.	22,554	2,148,269
Kelly Services, Inc. Class A (non-vtg.)	26,046	584,733
Kforce, Inc.	38,337	1,314,959
Korn/Ferry International	5,636	349,037
Resources Connection, Inc.	84,987	1,436,280
TriNet Group, Inc. (a)	31,869	1,782,752
TrueBlue, Inc. (a)	6,769	182,425
		9,967,135
Road & Rail - 0.0%
ArcBest Corp.	4,165	190,341
Trading Companies & Distributors - 0.9%
Aircastle Ltd.	4,393	90,057
Beacon Roofing Supply, Inc. (a)	1,845	78,634
Kaman Corp.	4,090	285,032
Rush Enterprises, Inc. Class A (a)	38,263	1,659,849
Triton International Ltd.	20,806	637,912
		2,751,484

TOTAL INDUSTRIALS		46,011,503

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.8%
Communications Systems, Inc.	2,968	11,308
Comtech Telecommunications Corp.	6,912	220,355
InterDigital, Inc.	2,801	226,601
NetScout Systems, Inc. (a)(b)	1,053	31,274
Plantronics, Inc.	26,237	2,000,571
		2,490,109
Electronic Equipment & Components - 4.3%
Anixter International, Inc. (a)	7,518	475,889
Belden, Inc. (b)	25,197	1,540,041
Benchmark Electronics, Inc.	31,512	918,575
Daktronics, Inc.	5,861	49,877
Electro Scientific Industries, Inc. (a)(b)	86,000	1,356,220
Kimball Electronics, Inc. (a)	32,271	590,559
Plexus Corp. (a)	5,528	329,137
ScanSource, Inc. (a)	13,290	535,587
SYNNEX Corp.	17,074	1,647,812
Systemax, Inc.	8,000	274,640
Tech Data Corp. (a)	23,745	1,949,939
TTM Technologies, Inc. (a)(b)	99,309	1,750,818
VeriFone Systems, Inc. (a)	1,393	31,788
Vishay Intertechnology, Inc. (b)	87,792	2,036,774
		13,487,656
Internet Software & Services - 1.6%
AppFolio, Inc. (a)	8,545	522,527
Box, Inc. Class A (a)	4,540	113,455
Care.com, Inc. (a)	6,798	141,942
DHI Group, Inc. (a)	58,164	136,685
Etsy, Inc. (a)	30,433	1,283,968
Twilio, Inc. Class A (a)	13,605	762,152
XO Group, Inc. (a)	7,404	236,928
Yelp, Inc. (a)	49,068	1,922,484
		5,120,141
IT Services - 4.3%
CACI International, Inc. Class A (a)	7,599	1,280,811
Convergys Corp.	35,580	869,575
CSG Systems International, Inc.	42,219	1,725,491
EVERTEC, Inc.	59,097	1,291,269
Hackett Group, Inc.	2,281	36,656
ManTech International Corp. Class A	8,515	456,745
Maximus, Inc.	34,057	2,115,280
Science Applications International Corp.	14,873	1,203,672
Sykes Enterprises, Inc. (a)	40,379	1,162,108
Syntel, Inc. (a)	43,458	1,394,567
Travelport Worldwide Ltd.	107,696	1,996,684
		13,532,858
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	2,966	172,295
Alpha & Omega Semiconductor Ltd. (a)	15,705	223,639
Amkor Technology, Inc. (a)	141,150	1,212,479
Cabot Microelectronics Corp.	7,231	777,766
Cirrus Logic, Inc. (a)	26,991	1,034,565
Cohu, Inc.	6,749	165,418
Entegris, Inc.	11,642	394,664
FormFactor, Inc. (a)	23,228	308,932
Lattice Semiconductor Corp. (a)	24,811	162,760
MKS Instruments, Inc.	8,843	846,275
Nanometrics, Inc. (a)	18,157	642,939
Rambus, Inc. (a)	97,058	1,217,107
Rudolph Technologies, Inc. (a)	46,957	1,389,927
SMART Global Holdings, Inc. (a)(b)	21,487	684,791
Synaptics, Inc. (a)(b)	12,445	626,855
Xperi Corp.	7,701	123,986
		9,984,398
Software - 1.4%
Aspen Technology, Inc. (a)	15,136	1,403,713
Glu Mobile, Inc. (a)	44,693	286,482
Progress Software Corp.	46,715	1,813,476
QAD, Inc. Class A	2,827	141,774
RingCentral, Inc. (a)	1,187	83,505
TiVo Corp.	18,036	242,584
Verint Systems, Inc. (a)	3,515	155,890
Workiva, Inc. (a)	6,771	165,212
Zedge, Inc. (a)	8,729	32,821
		4,325,457
Technology Hardware, Storage & Peripherals - 0.5%
Immersion Corp. (a)	27,291	421,373
Pure Storage, Inc. Class A (a)	48,917	1,168,138
		1,589,511

TOTAL INFORMATION TECHNOLOGY		50,530,130

MATERIALS - 6.4%
Chemicals - 3.4%
Chase Corp.	2,846	333,694
FutureFuel Corp.	62,793	879,730
Kraton Performance Polymers, Inc. (a)	17,684	815,940
Kronos Worldwide, Inc.	60,995	1,374,217
Minerals Technologies, Inc.	5,651	425,803
PolyOne Corp.	30,715	1,327,502
Sensient Technologies Corp.	5,862	419,426
Stepan Co.	17,257	1,346,219
Trinseo SA	27,176	1,928,137
Tronox Ltd. Class A	84,946	1,671,737
Valhi, Inc.	57,037	271,496
		10,793,901
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	4,612	243,929
Class B	378	21,773
Myers Industries, Inc.	41,281	792,595
UFP Technologies, Inc. (a)	164	5,059
		1,063,356
Metals & Mining - 1.1%
Atkore International Group, Inc. (a)	78,266	1,625,585
Schnitzer Steel Industries, Inc. Class A	16,329	550,287
SunCoke Energy, Inc. (a)	3,453	46,270
Warrior Metropolitan Coal, Inc. (b)	38,344	1,057,144
		3,279,286
Paper & Forest Products - 1.6%
Boise Cascade Co.	9,058	404,893
Kapstone Paper & Packaging Corp.	2,929	101,051
Louisiana-Pacific Corp.	78,225	2,129,285
Schweitzer-Mauduit International, Inc.	39,974	1,747,663
Verso Corp. (a)	27,332	594,744
		4,977,636

TOTAL MATERIALS		20,114,179

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Americold Realty Trust	17,423	383,654
Ashford Hospitality Trust, Inc.	35,327	286,149
Braemar Hotels & Resorts, Inc.	9,520	108,718
Chesapeake Lodging Trust	37,562	1,188,462
Corrections Corp. of America	30,291	723,652
DiamondRock Hospitality Co.	81,589	1,001,913
Education Realty Trust, Inc.	2,750	114,125
Gramercy Property Trust	10,646	290,849
Hersha Hospitality Trust	3,050	65,423
InfraReit, Inc.	14,154	313,794
iStar Financial, Inc. (a)	19,174	206,887
LaSalle Hotel Properties (SBI)	5,453	186,656
Pebblebrook Hotel Trust (b)	16,499	640,161
Potlatch Corp.	21,737	1,105,326
PS Business Parks, Inc.	3,081	395,909
RLJ Lodging Trust	30,940	682,227
Ryman Hospitality Properties, Inc.	24,667	2,051,061
Sunstone Hotel Investors, Inc.	126,402	2,100,801
Washington Prime Group, Inc. (b)	90,838	736,696
Xenia Hotels & Resorts, Inc.	81,046	1,974,281
		14,556,744
Real Estate Management & Development - 0.0%
Gyrodyne LLC	134	2,730
Maui Land & Pineapple, Inc. (a)	8,184	91,661
		94,391

TOTAL REAL ESTATE		14,651,135

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	14,806	190,849
UTILITIES - 1.9%
Electric Utilities - 0.9%
Allete, Inc.	26,157	2,024,813
IDACORP, Inc.	1,758	162,158
Portland General Electric Co.	14,405	615,958
		2,802,929
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	11,186	853,156
WGL Holdings, Inc.	2,916	258,795
		1,111,951
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	52,601	116,033
NRG Yield, Inc.:
Class A	78,041	1,330,599
Class C	14,488	249,194
		1,695,826
Multi-Utilities - 0.2%
Avista Corp.	2,785	146,658
NorthWestern Energy Corp.	6,243	357,412
		504,070

TOTAL UTILITIES		6,114,776

TOTAL COMMON STOCKS
(Cost $253,854,710)		303,487,241

Money Market Funds - 12.4%
Fidelity Cash Central Fund, 1.93% (d)	8,992,338	8,994,136
Fidelity Securities Lending Cash Central Fund 1.92% (d)(e)	29,895,800	29,901,779
TOTAL MONEY MARKET FUNDS
(Cost $38,892,963)		38,895,915
TOTAL INVESTMENT IN SECURITIES - 109.2%
(Cost $292,747,673)		342,383,156
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(28,764,252)
NET ASSETS - 100%		$313,618,904

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	108	Sept. 2018	$8,896,500	$(202,273)	$(202,273)

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,221
Fidelity Securities Lending Cash Central Fund	42,004
Total	$86,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$42,579,273	$42,579,273	$--	$--
Consumer Staples	9,191,228	9,191,228	--	--
Energy	13,770,831	13,770,831	--	--
Financials	50,439,932	50,439,932	--	--
Health Care	49,893,405	49,852,868	--	40,537
Industrials	46,011,503	46,011,503	--	--
Information Technology	50,530,130	50,530,130	--	--
Materials	20,114,179	20,114,179	--	--
Real Estate	14,651,135	14,651,135	--	--
Telecommunication Services	190,849	190,849	--	--
Utilities	6,114,776	6,114,776	--	--
Money Market Funds	38,895,915	38,895,915	--	--
Total Investments in Securities:	$342,383,156	$342,342,619	$--	$40,537
Derivative Instruments:
Liabilities
Futures Contracts	$(202,273)	$(202,273)	$--	$--
Total Liabilities	$(202,273)	$(202,273)	$--	$--
Total Derivative Instruments:	$(202,273)	$(202,273)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(202,273)
Total Equity Risk	0	(202,273)
Total Value of Derivatives	$0	$(202,273)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,170,956) — See accompanying schedule: Unaffiliated issuers (cost $253,854,710)	$303,487,241
Fidelity Central Funds (cost $38,892,963)	38,895,915
Total Investment in Securities (cost $292,747,673)		$342,383,156
Segregated cash with brokers for derivative instruments		340,200
Receivable for investments sold		1,465,979
Receivable for fund shares sold		289,126
Dividends receivable		378,388
Distributions receivable from Fidelity Central Funds		20,970
Total assets		344,877,819
Liabilities
Payable to custodian bank	$68,153
Payable for investments purchased	1,065,358
Payable for fund shares redeemed	669
Accrued management fee	118,307
Distribution and service plan fees payable	1,771
Payable for daily variation margin on futures contracts	15,226
Other affiliated payables	45,567
Other payables and accrued expenses	47,465
Collateral on securities loaned	29,896,399
Total liabilities		31,258,915
Net Assets		$313,618,904
Net Assets consist of:
Paid in capital		$251,903,705
Undistributed net investment income		1,216,804
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,065,185
Net unrealized appreciation (depreciation) on investments		49,433,210
Net Assets		$313,618,904
Initial Class:
Net Asset Value, offering price and redemption price per share ($32,537,427 ÷ 1,995,537 shares)		$16.31
Service Class:
Net Asset Value, offering price and redemption price per share ($240,824 ÷ 14,729 shares)		$16.35
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,274,140 ÷ 506,603 shares)		$16.33
Investor Class:
Net Asset Value, offering price and redemption price per share ($272,566,513 ÷ 16,793,137 shares)		$16.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$2,131,819
Interest		5,453
Income from Fidelity Central Funds		86,225
Total income		2,223,497
Expenses
Management fee	$652,142
Transfer agent fees	192,774
Distribution and service plan fees	9,736
Accounting and security lending fees	57,821
Custodian fees and expenses	32,619
Independent trustees' fees and expenses	633
Audit	26,556
Legal	9,254
Miscellaneous	964
Total expenses		982,499
Net investment income (loss)		1,240,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,602,989
Fidelity Central Funds	606
Foreign currency transactions	(45)
Futures contracts	742,702
Total net realized gain (loss)		13,346,252
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,949,880
Fidelity Central Funds	(1,033)
Futures contracts	(262,255)
Total change in net unrealized appreciation (depreciation)		2,686,592
Net gain (loss)		16,032,844
Net increase (decrease) in net assets resulting from operations		$17,273,842

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,240,998	$1,772,804
Net realized gain (loss)	13,346,252	24,764,224
Change in net unrealized appreciation (depreciation)	2,686,592	(8,056,562)
Net increase (decrease) in net assets resulting from operations	17,273,842	18,480,466
Distributions to shareholders from net investment income	(401,604)	(1,887,602)
Distributions to shareholders from net realized gain	(23,855,503)	(7,801,890)
Total distributions	(24,257,107)	(9,689,492)
Share transactions - net increase (decrease)	29,922,893	(29,728,112)
Total increase (decrease) in net assets	22,939,628	(20,937,138)
Net Assets
Beginning of period	290,679,276	311,616,414
End of period	$313,618,904	$290,679,276
Other Information
Undistributed net investment income end of period	$1,216,804	$377,410

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.86	$16.25	$14.52	$14.94	$15.40	$12.03
Income from Investment Operations
Net investment income (loss)A	.07	.11	.13	.10	.06	.09
Net realized and unrealized gain (loss)	.84	1.01	2.75	(.40)	.69	4.44
Total from investment operations	.91	1.12	2.88	(.30)	.75	4.53
Distributions from net investment income	(.03)	(.12)	(.09)	(.09)	(.07)	(.07)
Distributions from net realized gain	(1.43)	(.40)	(1.06)	(.03)	(1.14)	(1.09)
Total distributions	(1.46)	(.51)B	(1.15)	(.12)	(1.21)	(1.16)
Net asset value, end of period	$16.31	$16.86	$16.25	$14.52	$14.94	$15.40
Total ReturnC,D,E	6.26%	7.02%	22.68%	(1.99)%	5.28%	38.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.83%	.86%	.85%	.85%	.86%
Expenses net of fee waivers, if any	.60%H	.83%	.86%	.84%	.85%	.86%
Expenses net of all reductions	.60%H	.83%	.86%	.84%	.85%	.86%
Net investment income (loss)	.93%H	.67%	.90%	.68%	.41%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$32,537	$31,332	$41,185	$30,227	$33,658	$45,699
Portfolio turnover rateI	112%H	103%	83%	96%	100%	108%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.395 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.91	$16.29	$14.56	$14.98	$15.44	$12.06
Income from Investment Operations
Net investment income (loss)A	.07	.09	.11	.09	.05	.08
Net realized and unrealized gain (loss)	.82	1.03	2.75	(.40)	.68	4.44
Total from investment operations	.89	1.12	2.86	(.31)	.73	4.52
Distributions from net investment income	(.02)	(.10)	(.07)	(.08)	(.05)	(.05)
Distributions from net realized gain	(1.43)	(.40)	(1.06)	(.03)	(1.14)	(1.09)
Total distributions	(1.45)	(.50)	(1.13)	(.11)	(1.19)	(1.14)
Net asset value, end of period	$16.35	$16.91	$16.29	$14.56	$14.98	$15.44
Total ReturnB,C,D	6.17%	6.97%	22.49%	(2.09)%	5.19%	38.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.93%	.96%	.95%	.95%	.95%
Expenses net of fee waivers, if any	.70%G	.93%	.96%	.94%	.95%	.95%
Expenses net of all reductions	.70%G	.93%	.96%	.94%	.95%	.95%
Net investment income (loss)	.83%G	.57%	.80%	.58%	.32%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$241	$249	$266	$311	$320	$329
Portfolio turnover rateH	112%G	103%	83%	96%	100%	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.90	$16.29	$14.58	$14.99	$15.45	$12.07
Income from Investment Operations
Net investment income (loss)A	.06	.07	.09	.07	.02	.05
Net realized and unrealized gain (loss)	.82	1.02	2.75	(.40)	.68	4.45
Total from investment operations	.88	1.09	2.84	(.33)	.70	4.50
Distributions from net investment income	(.02)	(.08)	(.07)	(.05)	(.02)	(.03)
Distributions from net realized gain	(1.43)	(.40)	(1.06)	(.03)	(1.14)	(1.09)
Total distributions	(1.45)	(.48)	(1.13)	(.08)	(1.16)	(1.12)
Net asset value, end of period	$16.33	$16.90	$16.29	$14.58	$14.99	$15.45
Total ReturnB,C,D	6.07%	6.79%	22.31%	(2.18)%	4.93%	37.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	1.08%	1.11%	1.10%	1.14%	1.15%
Expenses net of fee waivers, if any	.85%G	1.08%	1.11%	1.10%	1.14%	1.15%
Expenses net of all reductions	.85%G	1.08%	1.11%	1.10%	1.14%	1.15%
Net investment income (loss)	.68%G	.42%	.65%	.43%	.12%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$8,274	$7,881	$6,403	$3,198	$3,097	$4,115
Portfolio turnover rateH	112%G	103%	83%	96%	100%	108%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$16.19	$14.48	$14.89	$15.36	$12.01
Income from Investment Operations
Net investment income (loss)A	.07	.09	.11	.09	.05	.08
Net realized and unrealized gain (loss)	.82	1.01	2.74	(.39)	.68	4.42
Total from investment operations	.89	1.10	2.85	(.30)	.73	4.50
Distributions from net investment income	(.02)	(.10)	(.08)	(.08)	(.05)	(.06)
Distributions from net realized gain	(1.43)	(.40)	(1.06)	(.03)	(1.14)	(1.09)
Total distributions	(1.45)	(.50)	(1.14)	(.11)	(1.20)B	(1.15)
Net asset value, end of period	$16.23	$16.79	$16.19	$14.48	$14.89	$15.36
Total ReturnC,D,E	6.21%	6.91%	22.54%	(2.00)%	5.15%	38.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.91%	.94%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.68%H	.91%	.94%	.92%	.93%	.93%
Expenses net of all reductions	.68%H	.91%	.94%	.92%	.93%	.93%
Net investment income (loss)	.85%H	.59%	.82%	.60%	.34%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$272,567	$251,217	$263,763	$190,669	$173,570	$184,956
Portfolio turnover rateI	112%H	103%	83%	96%	100%	108%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $1.141 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,864,714
Gross unrealized depreciation	(11,022,836)
Net unrealized appreciation (depreciation)	$47,841,878
Tax cost	$294,339,005

The Fund elected to defer to its next fiscal year approximately $451,410 of capital losses recognized during the period November 1, 2017 to December 31, 2017.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,863,212 and $158,894,844, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Prior to December 1, 2017, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24%.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$119
Service Class 2	9,617
$9,736

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$9,694
Service Class	77
Service Class 2	2,475
Investor Class	180,528
$192,774

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $409 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $42,004, including $125 from securities loaned to FCM.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$44,965	$243,380
Service Class	353	1,545
Service Class 2	7,521	36,671
Investor Class	348,765	1,606,006
Total	$401,604	$1,887,602
From net realized gain
Initial Class	$2,471,350	$1,006,342
Service Class	21,046	6,341
Service Class 2	597,047	155,568
Investor Class	20,766,060	6,633,639
Total	$23,855,503	$7,801,890

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	272,735	359,158	$4,374,388	$5,847,426
Reinvestment of distributions	170,251	76,652	2,516,315	1,249,722
Shares redeemed	(305,846)	(1,112,602)	(4,997,508)	(17,806,943)
Net increase (decrease)	137,140	(676,792)	$1,893,195	$(10,709,795)
Service Class
Reinvestment of distributions	–	482	–	7,886
Shares redeemed	–	(2,058)	–	(33,107)
Net increase (decrease)	–	(1,576)	$–	$(25,221)
Service Class 2
Shares sold	109,975	371,124	$1,810,294	$5,997,819
Reinvestment of distributions	40,822	11,728	604,568	192,239
Shares redeemed	(110,596)	(309,508)	(1,903,513)	(5,064,390)
Net increase (decrease)	40,201	73,344	$511,349	$1,125,668
Investor Class
Shares sold	1,302,433	1,955,751	$21,205,086	$31,681,480
Reinvestment of distributions	1,435,406	506,846	21,114,825	8,239,645
Shares redeemed	(903,353)	(3,800,361)	(14,801,562)	(60,039,889)
Net increase (decrease)	1,834,486	(1,337,764)	$27,518,349	$(20,118,764)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	.60%
Actual		$1,000.00	$1,062.60	$3.07
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Service Class	.70%
Actual		$1,000.00	$1,061.70	$3.58
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Service Class 2.85%
Actual		$1,000.00	$1,060.70	$4.34
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Investor Class	.68%
Actual		$1,000.00	$1,062.10	$3.48
Hypothetical-C		$1,000.00	$1,021.42	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VDSC-SANN-0818
1.821007.112

Fidelity® Variable Insurance Products: Emerging Markets Portfolio Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	6.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.9
Naspers Ltd. Class N (South Africa, Media)	2.7
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.8
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.4
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
Sberbank of Russia (Russia, Banks)	1.3
29.5

Geographic Diversification (% of fund's net assets)

As of June 30, 2018
Cayman Islands	20.0%
United States of America*	13.3%
India	12.4%
China	8.1%
Korea (South)	6.6%
Brazil	6.0%
South Africa	5.7%
Taiwan	3.9%
Hong Kong	2.5%
Other	21.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2018

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Top Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	33.2
Financials	17.5
Consumer Discretionary	17.3
Industrials	7.6
Consumer Staples	6.4
Materials	6.0
Health Care	3.0
Energy	2.2
Real Estate	1.3
Utilities	1.1

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Belgium - 0.6%
Umicore SA	37,891	$2,174,844
Bermuda - 0.9%
Credicorp Ltd. (United States)	14,176	3,191,301
Brazil - 4.9%
CVC Brasil Operadora e Agencia de Viagens SA	157,600	1,837,972
Equatorial Energia SA	131,800	1,930,879
Hapvida Participacoes e Investimentos SA	271,600	2,094,594
IRB Brasil Resseguros SA	161,900	2,019,703
Localiza Rent A Car SA	323,800	1,982,526
Lojas Renner SA	274,400	2,079,373
Notre Dame Intermedica Participacoes SA	360,300	2,007,993
Petrobras Distribuidora SA	354,000	1,670,557
Suzano Papel e Celulose SA	204,900	2,377,437

TOTAL BRAZIL		18,001,034

Cayman Islands - 20.0%
58.com, Inc. ADR (a)	34,000	2,357,560
Alibaba Group Holding Ltd. sponsored ADR (a)	92,600	17,180,078
Baidu.com, Inc. sponsored ADR (a)	27,700	6,731,100
Baozun, Inc. sponsored ADR (a)	37,300	2,040,310
Geely Automobile Holdings Ltd.	925,000	2,399,275
JD.com, Inc. sponsored ADR (a)	103,100	4,015,745
New Oriental Education & Technology Group, Inc. sponsored ADR	31,800	3,010,188
Sands China Ltd.	341,600	1,826,517
Shenzhou International Group Holdings Ltd.	233,000	2,876,268
Sunny Optical Technology Group Co. Ltd.	149,200	2,776,486
TAL Education Group ADR (a)	70,200	2,583,360
Tencent Holdings Ltd.	439,700	22,079,715
Xiaomi Corp. Class B	920,000	1,993,474
ZTO Express (Cayman), Inc. sponsored ADR	92,710	1,854,200

TOTAL CAYMAN ISLANDS		73,724,276

Chile - 0.6%
Banco Santander Chile sponsored ADR	71,200	2,237,816
China - 8.1%
China International Travel Service Corp. Ltd. (A Shares)	223,400	2,173,266
Gree Electric Appliances, Inc. of Zhuhai Class A	269,850	1,921,678
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	321,345	1,802,075
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	481,490	2,028,934
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	111,001	2,206,273
Kweichow Moutai Co. Ltd. (A Shares)	18,348	2,027,009
Midea Group Co. Ltd. Class A	248,400	1,959,137
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	573,500	5,277,697
Shanghai International Airport Co. Ltd. (A Shares)	266,124	2,229,959
Shenzhen Inovance Technology Co. Ltd. Class A	439,495	2,178,557
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	515,834	1,867,473
Wuliangye Yibin Co. Ltd. Class A	186,800	2,144,208
Yunnan Baiyao Group Co. Ltd.	130,633	2,110,332

TOTAL CHINA		29,926,598

France - 1.8%
Kering SA	3,772	2,130,230
LVMH Moet Hennessy - Louis Vuitton SA	6,159	2,044,905
Pernod Ricard SA	12,700	2,074,865
Rubis	6,353	396,918
Rubis rights (a)(b)	26,900	47,121

TOTAL FRANCE		6,694,039

Germany - 1.0%
adidas AG	8,664	1,891,526
Wirecard AG	12,300	1,981,506

TOTAL GERMANY		3,873,032

Hong Kong - 2.5%
AIA Group Ltd.	263,200	2,301,356
CSPC Pharmaceutical Group Ltd.	1,036,000	3,129,550
Galaxy Entertainment Group Ltd.	245,000	1,897,082
Techtronic Industries Co. Ltd.	350,500	1,954,519

TOTAL HONG KONG		9,282,507

India - 12.4%
Adani Ports & Special Economic Zone Ltd.	422,841	2,304,749
Asian Paints Ltd.	136,772	2,526,166
Edelweiss Financial Services Ltd.	436,610	1,878,201
Eicher Motors Ltd.	5,289	2,208,806
Godrej Consumer Products Ltd.	139,743	2,501,943
HDFC Bank Ltd.	68,660	2,117,383
Hero Motocorp Ltd.	42,138	2,137,983
Housing Development Finance Corp. Ltd.	182,650	5,090,775
Indraprastha Gas Ltd.	505,089	1,876,192
IndusInd Bank Ltd.	80,732	2,278,562
Kotak Mahindra Bank Ltd. (a)	116,907	2,293,314
Larsen & Toubro Ltd.	138,865	2,586,427
Maruti Suzuki India Ltd.	23,222	2,993,691
Motherson Sumi Systems Ltd.	438,312	1,822,779
Pidilite Industries Ltd. (a)	113,496	1,763,117
Reliance Industries Ltd.	354,986	5,042,450
Titan Co. Ltd. (a)	162,921	2,090,653
Ultratech Cemco Ltd.	40,445	2,255,964

TOTAL INDIA		45,769,155

Indonesia - 1.5%
PT Bank Central Asia Tbk	1,908,900	2,860,686
PT Bank Rakyat Indonesia Tbk	12,640,800	2,505,225

TOTAL INDONESIA		5,365,911

Ireland - 0.6%
Accenture PLC Class A	13,700	2,241,183
Japan - 1.1%
Keyence Corp.	3,700	2,090,701
Misumi Group, Inc.	73,800	2,153,042

TOTAL JAPAN		4,243,743

Kenya - 0.6%
Safaricom Ltd.	7,307,900	2,135,543
Korea (South) - 6.6%
LG Chemical Ltd.	9,513	2,847,181
LG Household & Health Care Ltd.	2,419	3,030,561
Samsung Electronics Co. Ltd.	437,671	18,323,194

TOTAL KOREA (SOUTH)		24,200,936

Mexico - 2.5%
Embotelladoras Arca S.A.B. de CV	318,100	1,958,228
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	229,100	2,121,282
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	130,675	2,075,048
Wal-Mart de Mexico SA de CV Series V	1,118,600	2,949,102

TOTAL MEXICO		9,103,660

Netherlands - 1.2%
ASML Holding NV (Netherlands)	10,500	2,077,791
Yandex NV Series A (a)	61,000	2,189,900

TOTAL NETHERLANDS		4,267,691

Philippines - 2.5%
Ayala Corp.	127,080	2,190,973
Ayala Land, Inc.	3,083,700	2,190,198
SM Investments Corp.	137,967	2,262,326
SM Prime Holdings, Inc.	3,704,500	2,495,746

TOTAL PHILIPPINES		9,139,243

Russia - 2.1%
Alrosa Co. Ltd.	855,200	1,363,614
NOVATEK OAO GDR (Reg. S)	10,910	1,617,953
Sberbank of Russia	1,364,500	4,739,683

TOTAL RUSSIA		7,721,250

South Africa - 5.7%
Capitec Bank Holdings Ltd.	32,900	2,081,808
Discovery Ltd.	175,664	1,888,860
FirstRand Ltd.	621,700	2,895,601
Mondi Ltd.	80,163	2,171,516
Naspers Ltd. Class N	39,768	10,103,261
Sanlam Ltd.	406,800	2,077,964

TOTAL SOUTH AFRICA		21,219,010

Spain - 0.6%
Amadeus IT Holding SA Class A	26,200	2,068,314
Sweden - 0.5%
Hexagon AB (B Shares)	34,900	1,946,303
Switzerland - 0.6%
Sika AG	15,850	2,199,121
Taiwan - 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,049,000	14,568,030
Thailand - 1.3%
Airports of Thailand PCL (For. Reg.)	1,276,400	2,427,202
C.P. ALL PCL (For. Reg.)	1,145,100	2,540,442

TOTAL THAILAND		4,967,644

Turkey - 0.5%
Tupras Turkiye Petrol Rafinerileri A/S	84,000	1,974,814
United Kingdom - 1.0%
NMC Health PLC	43,100	2,037,485
Prudential PLC	79,809	1,819,352

TOTAL UNITED KINGDOM		3,856,837

United States of America - 9.5%
A.O. Smith Corp.	32,900	1,946,035
Alphabet, Inc. Class A (a)	1,800	2,032,542
Amphenol Corp. Class A	23,600	2,056,740
Apple, Inc.	10,400	1,925,144
Facebook, Inc. Class A (a)	10,800	2,098,656
Hilton Worldwide Holdings, Inc.	24,300	1,923,588
IPG Photonics Corp. (a)	8,500	1,875,355
MasterCard, Inc. Class A	9,900	1,945,548
MercadoLibre, Inc.	7,000	2,092,510
Moody's Corp.	12,600	2,149,056
MSCI, Inc.	12,100	2,001,703
NVIDIA Corp.	7,800	1,847,820
S&P Global, Inc.	10,300	2,100,067
Sherwin-Williams Co.	5,200	2,119,364
TransDigm Group, Inc.	5,500	1,898,270
Visa, Inc. Class A	16,100	2,132,445
Yum China Holdings, Inc.	74,300	2,857,578

TOTAL UNITED STATES OF AMERICA		35,002,421

TOTAL COMMON STOCKS
(Cost $266,605,475)		351,096,256

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Itau Unibanco Holding SA
(Cost $3,424,033)	392,120	4,081,306

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.93% (c)
(Cost $3,974,757)	3,973,962	3,974,757
TOTAL INVESTMENT IN SECURITIES - 97.3%
(Cost $274,004,265)		359,152,319
NET OTHER ASSETS (LIABILITIES) - 2.7%		10,034,639
NET ASSETS - 100%		$369,186,958

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,488
Fidelity Securities Lending Cash Central Fund	12,825
Total	$50,313

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$64,055,331	$62,010,426	$2,044,905	$--
Consumer Staples	23,461,565	23,461,565	--	--
Energy	8,635,217	8,635,217	--	--
Financials	64,172,986	55,496,568	8,676,418	--
Health Care	11,152,833	11,152,833	--	--
Industrials	28,374,229	28,374,229	--	--
Information Technology	122,454,480	81,735,470	40,719,010	--
Materials	21,798,324	20,434,710	1,363,614	--
Real Estate	4,685,944	4,685,944	--	--
Telecommunication Services	2,135,543	2,135,543	--	--
Utilities	4,251,110	4,251,110	--	--
Money Market Funds	3,974,757	3,974,757	--	--
Total Investments in Securities:	$359,152,319	$306,348,372	$52,803,947	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $270,029,508)	$355,177,562
Fidelity Central Funds (cost $3,974,757)	3,974,757
Total Investment in Securities (cost $274,004,265)		$359,152,319
Cash		371,354
Foreign currency held at value (cost $22,258)		22,257
Receivable for investments sold		1,945,217
Receivable for fund shares sold		10,498,926
Dividends receivable		1,075,853
Distributions receivable from Fidelity Central Funds		6,155
Other receivables		70,252
Total assets		373,142,333
Liabilities
Payable for investments purchased
Regular delivery	$3,101,476
Delayed delivery	47,121
Payable for fund shares redeemed	282,768
Accrued management fee	248,560
Distribution and service plan fees payable	2,491
Other affiliated payables	50,217
Other payables and accrued expenses	222,742
Total liabilities		3,955,375
Net Assets		$369,186,958
Net Assets consist of:
Paid in capital		$288,197,829
Undistributed net investment income		2,383,859
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,424,997)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,030,267
Net Assets		$369,186,958
Initial Class:
Net Asset Value, offering price and redemption price per share ($160,758,813 ÷ 14,084,457 shares)		$11.41
Service Class:
Net Asset Value, offering price and redemption price per share ($1,798,858 ÷ 157,191 shares)		$11.44
Service Class 2:
Net Asset Value, offering price and redemption price per share ($11,579,912 ÷ 1,013,174 shares)		$11.43
Investor Class:
Net Asset Value, offering price and redemption price per share ($195,049,375 ÷ 17,171,642 shares)		$11.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Dividends		$4,815,579
Income from Fidelity Central Funds		50,313
Income before foreign taxes withheld		4,865,892
Less foreign taxes withheld		(515,203)
Total income		4,350,689
Expenses
Management fee	$1,569,031
Transfer agent fees	214,844
Distribution and service plan fees	12,640
Accounting and security lending fees	102,949
Custodian fees and expenses	134,638
Independent trustees' fees and expenses	873
Audit	44,090
Legal	1,082
Interest	1,846
Miscellaneous	1,115
Total expenses before reductions	2,083,108
Expense reductions	(120,623)
Total expenses after reductions		1,962,485
Net investment income (loss)		2,388,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,668,315
Fidelity Central Funds	176
Foreign currency transactions	35,411
Total net realized gain (loss)		3,703,902
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $312,626)	(32,724,895)
Fidelity Central Funds	(63)
Assets and liabilities in foreign currencies	(21,802)
Total change in net unrealized appreciation (depreciation)		(32,746,760)
Net gain (loss)		(29,042,858)
Net increase (decrease) in net assets resulting from operations		$(26,654,654)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,388,204	$1,831,396
Net realized gain (loss)	3,703,902	19,390,030
Change in net unrealized appreciation (depreciation)	(32,746,760)	92,809,479
Net increase (decrease) in net assets resulting from operations	(26,654,654)	114,030,905
Distributions to shareholders from net investment income	(76,301)	(2,105,874)
Distributions to shareholders from net realized gain	(128,004)	(336,794)
Total distributions	(204,305)	(2,442,668)
Share transactions - net increase (decrease)	17,098,896	37,991,802
Total increase (decrease) in net assets	(9,760,063)	149,580,039
Net Assets
Beginning of period	378,947,021	229,366,982
End of period	$369,186,958	$378,947,021
Other Information
Undistributed net investment income end of period	$2,383,859	$71,956

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$8.36	$8.14	$9.10	$9.01	$8.75
Income from Investment Operations
Net investment income (loss)A	.08	.07	.06	.06	.06	.07
Net realized and unrealized gain (loss)	(.89)	3.88	.20	(.97)	.06	.27
Total from investment operations	(.81)	3.95	.26	(.91)	.12	.34
Distributions from net investment income	–B	(.07)	(.04)	(.05)	(.03)	(.07)
Distributions from net realized gain	–B	(.01)	–	–	–	(.01)
Total distributions	(.01)C	(.08)	(.04)	(.05)	(.03)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.41	$12.23	$8.36	$8.14	$9.10	$9.01
Total ReturnD,E,F	(6.65)%	47.40%	3.24%	(9.97)%	1.38%	3.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%	1.05%	1.07%	1.10%	1.14%
Expenses net of fee waivers, if any	1.00%I	1.01%	1.05%	1.07%	1.10%	1.10%
Expenses net of all reductions	.94%I	.99%	1.05%	1.05%	1.10%	1.07%
Net investment income (loss)	1.25%I	.64%	.71%	.69%	.62%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$160,759	$165,396	$132,435	$112,675	$91,224	$60,924
Portfolio turnover rateJ	108%I	82%	86%	106%	96%	110%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$8.39	$8.17	$9.14	$9.04	$8.77
Income from Investment Operations
Net investment income (loss)A	.07	.06	.05	.05	.05	.07
Net realized and unrealized gain (loss)	(.88)	3.89	.21	(.98)	.07	.27
Total from investment operations	(.81)	3.95	.26	(.93)	.12	.34
Distributions from net investment income	–B	(.07)	(.04)	(.04)	(.02)	(.06)
Distributions from net realized gain	–B	(.01)	–	–	–	(.01)
Total distributions	(.01)C	(.08)	(.04)	(.04)	(.02)	(.07)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.44	$12.26	$8.39	$8.17	$9.14	$9.04
Total ReturnD,E,F	(6.64)%	47.19%	3.13%	(10.15)%	1.36%	3.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.10%I	1.11%	1.16%	1.17%	1.20%	1.23%
Expenses net of fee waivers, if any	1.10%I	1.11%	1.16%	1.17%	1.20%	1.20%
Expenses net of all reductions	1.04%I	1.09%	1.15%	1.16%	1.19%	1.18%
Net investment income (loss)	1.15%I	.54%	.61%	.58%	.52%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,799	$1,089	$81	$72	$84	$84
Portfolio turnover rateJ	108%I	82%	86%	106%	96%	110%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.25	$8.38	$8.15	$9.12	$9.03	$8.77
Income from Investment Operations
Net investment income (loss)A	.06	.04	.04	.04	.03	.05
Net realized and unrealized gain (loss)	(.88)	3.90	.20	(.98)	.07	.27
Total from investment operations	(.82)	3.94	.24	(.94)	.10	.32
Distributions from net investment income	–	(.06)	(.01)	(.03)	(.01)	(.06)
Distributions from net realized gain	–B	(.01)	–	–	–	(.01)
Total distributions	–B	(.07)	(.01)	(.03)	(.01)	(.06)C
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.43	$12.25	$8.38	$8.15	$9.12	$9.03
Total ReturnD,E,F	(6.67)%	47.05%	2.95%	(10.31)%	1.13%	3.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.26%	1.31%	1.32%	1.35%	1.38%
Expenses net of fee waivers, if any	1.25%I	1.26%	1.31%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.19%I	1.24%	1.30%	1.30%	1.34%	1.32%
Net investment income (loss)	1.00%I	.39%	.45%	.44%	.37%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$11,580	$7,246	$2,868	$8,076	$7,681	$6,517
Portfolio turnover rateJ	108%I	82%	86%	106%	96%	110%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.008 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$8.32	$8.11	$9.07	$8.98	$8.71
Income from Investment Operations
Net investment income (loss)A	.07	.06	.05	.05	.05	.07
Net realized and unrealized gain (loss)	(.87)	3.87	.20	(.96)	.07	.27
Total from investment operations	(.80)	3.93	.25	(.91)	.12	.34
Distributions from net investment income	–B	(.07)	(.04)	(.05)	(.03)	(.06)
Distributions from net realized gain	–B	(.01)	–	–	–	(.01)
Total distributions	(.01)C	(.08)	(.04)	(.05)	(.03)	(.07)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.36	$12.17	$8.32	$8.11	$9.07	$8.98
Total ReturnD,E,F	(6.61)%	47.32%	3.06%	(10.08)%	1.30%	3.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.09%	1.14%	1.15%	1.18%	1.22%
Expenses net of fee waivers, if any	1.08%I	1.09%	1.14%	1.15%	1.18%	1.18%
Expenses net of all reductions	1.02%I	1.07%	1.13%	1.13%	1.18%	1.15%
Net investment income (loss)	1.18%I	.56%	.63%	.61%	.54%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$195,049	$205,217	$93,982	$76,045	$69,854	$54,761
Portfolio turnover rateJ	108%I	82%	86%	106%	96%	110%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$97,562,579
Gross unrealized depreciation	(13,023,669)
Net unrealized appreciation (depreciation)	$84,538,910
Tax cost	$274,613,409

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(9,350,593)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $223,638,649 and $208,897,438, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$766
Service Class 2	11,874
$12,640

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$53,417
Service Class	495
Service Class 2	3,064
Investor Class	157,868
$214,844

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,290 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,315,778	1.66%	$1,795

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $539 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,825. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $957,000. The weighted average interest rate was 1.92%. The interest expense amounted to $51 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $118,801 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,822.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Initial Class	$39,950	$1,017,988
Service Class	224	5,076
Service Class 2	–	29,491
Investor Class	36,127	1,053,319
Total	$76,301	$2,105,874
From net realized gain
Initial Class	$53,267	$147,812
Service Class	448	968
Service Class 2	2,035	6,466
Investor Class	72,254	181,548
Total	$128,004	$336,794

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Initial Class
Shares sold	2,718,277	3,787,927	$33,063,762	$40,080,203
Reinvestment of distributions	7,794	105,633	93,217	1,165,800
Shares redeemed	(2,169,735)	(6,215,200)	(26,933,143)	(66,225,214)
Net increase (decrease)	556,336	(2,321,640)	$6,223,836	$(24,979,211)
Service Class
Shares sold	78,011	90,604	$971,132	$942,041
Reinvestment of distributions	55	518	665	6,044
Shares redeemed	(9,665)	(12,018)	(120,788)	(134,324)
Net increase (decrease)	68,401	79,104	$851,009	$813,761
Service Class 2
Shares sold	493,887	354,795	$6,042,909	$3,726,150
Reinvestment of distributions	170	3,169	2,035	35,957
Shares redeemed	(72,191)	(108,883)	(876,826)	(1,168,231)
Net increase (decrease)	421,866	249,081	$5,168,118	$2,593,876
Investor Class
Shares sold	4,613,991	9,122,232	$57,030,474	$97,121,074
Reinvestment of distributions	9,100	110,035	108,381	1,234,867
Shares redeemed	(4,312,949)	(3,665,255)	(52,282,922)	(38,792,565)
Net increase (decrease)	310,142	5,567,012	$4,855,933	$59,563,376

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 40% of the total outstanding shares of the Fund. In addition, at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 56% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Initial Class	1.00%
Actual		$1,000.00	$933.50	$4.79
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Service Class	1.10%
Actual		$1,000.00	$933.60	$5.27
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Service Class 2	1.25%
Actual		$1,000.00	$933.30	$5.99
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Investor Class	1.08%
Actual		$1,000.00	$933.90	$5.18
Hypothetical-C		$1,000.00	$1,019.44	$5.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPEM-SANN-0818
1.858138.110

Fidelity® Variable Insurance Products: Total Market Index Portfolio Extended Market Index Portfolio International Index Portfolio Semi-Annual Report June 30, 2018

Contents

Total Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Extended Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
International Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Total Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Apple, Inc.	3.1
Microsoft Corp.	2.5
Amazon.com, Inc.	2.3
Facebook, Inc. Class A	1.6
JPMorgan Chase & Co.	1.2
Berkshire Hathaway, Inc. Class B	1.2
Exxon Mobil Corp.	1.2
Alphabet, Inc. Class C	1.2
Alphabet, Inc. Class A	1.1
Johnson & Johnson	1.1
16.5

Top Market Sectors as of June 30, 2018

% of fund's net assets
Information Technology	23.0
Financials	13.2
Health Care	12.7
Consumer Discretionary	12.3
Industrials	9.5
Consumer Staples	5.8
Energy	5.6
Real Estate	3.6
Materials	2.9
Utilities	2.7

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	92.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.2%

 * Foreign investments - 3.0%

Total Market Index Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.4%
Adient PLC	92	$4,525
American Axle & Manufacturing Holdings, Inc. (a)	81	1,260
Aptiv PLC	256	23,457
Autoliv, Inc.	84	12,030
BorgWarner, Inc.	194	8,373
Cooper Tire & Rubber Co.	44	1,157
Cooper-Standard Holding, Inc. (a)	17	2,221
Dana Holding Corp.	147	2,968
Delphi Technologies PLC	89	4,046
Dorman Products, Inc. (a)	31	2,118
Fox Factory Holding Corp. (a)	39	1,815
Gentex Corp.	277	6,377
Gentherm, Inc. (a)	32	1,258
Hertz Global Holdings, Inc. (a)	69	1,058
Horizon Global Corp. (a)	21	125
LCI Industries	25	2,254
Lear Corp.	65	12,078
Modine Manufacturing Co. (a)	44	803
Motorcar Parts of America, Inc. (a)	13	243
Standard Motor Products, Inc.	19	918
Stoneridge, Inc. (a)	23	808
Superior Industries International, Inc.	15	269
Tenneco, Inc.	53	2,330
The Goodyear Tire & Rubber Co.	243	5,659
Tower International, Inc.	20	636
Visteon Corp. (a)	31	4,006
		102,792
Automobiles - 0.5%
Ford Motor Co.	3,751	41,524
General Motors Co.	1,231	48,501
Harley-Davidson, Inc.	164	6,901
REV Group, Inc.	17	289
Tesla, Inc. (a)	128	43,898
Thor Industries, Inc.	48	4,675
Winnebago Industries, Inc.	24	974
		146,762
Distributors - 0.1%
Core-Mark Holding Co., Inc.	38	863
Genuine Parts Co.	142	13,034
LKQ Corp. (a)	300	9,570
Pool Corp.	39	5,909
		29,376
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	62	2,982
American Public Education, Inc. (a)	15	632
Bridgepoint Education, Inc. (a)	28	183
Bright Horizons Family Solutions, Inc. (a)	52	5,331
Capella Education Co.	10	987
Career Education Corp. (a)	70	1,132
Carriage Services, Inc.	12	295
Chegg, Inc. (a)	81	2,251
Graham Holdings Co.	5	2,931
Grand Canyon Education, Inc. (a)	47	5,246
H&R Block, Inc.	205	4,670
Houghton Mifflin Harcourt Co. (a)	116	887
K12, Inc. (a)	24	393
Laureate Education, Inc. Class A (a)	22	315
Regis Corp. (a)	21	347
Service Corp. International	184	6,585
ServiceMaster Global Holdings, Inc. (a)	131	7,791
Sotheby's Class A (Ltd. vtg.) (a)	39	2,119
Strayer Education, Inc.	9	1,017
Weight Watchers International, Inc. (a)	27	2,730
		48,824
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	238	8,830
Belmond Ltd. Class A (a)	73	814
Biglari Holdings, Inc. (a)	1	183
BJ's Restaurants, Inc.	16	960
Bloomin' Brands, Inc.	94	1,889
Bojangles', Inc. (a)	13	187
Boyd Gaming Corp.	83	2,877
Brinker International, Inc.	47	2,237
Caesars Entertainment Corp. (a)	117	1,252
Carnival Corp.	393	22,523
Carrols Restaurant Group, Inc. (a)	26	386
Chipotle Mexican Grill, Inc. (a)	24	10,353
Choice Hotels International, Inc.	38	2,873
Churchill Downs, Inc.	13	3,855
Chuy's Holdings, Inc. (a)	12	368
Cracker Barrel Old Country Store, Inc.	24	3,749
Darden Restaurants, Inc.	119	12,740
Dave & Buster's Entertainment, Inc. (a)	35	1,666
Del Frisco's Restaurant Group, Inc. (a)	18	227
Del Taco Restaurants, Inc. (a)	26	369
Denny's Corp. (a)	55	876
Dine Brands Global, Inc.	15	1,122
Domino's Pizza, Inc.	42	11,851
Drive Shack, Inc. (a)	45	347
Dunkin' Brands Group, Inc.	87	6,009
El Pollo Loco Holdings, Inc. (a)	19	217
Eldorado Resorts, Inc. (a)	59	2,307
Extended Stay America, Inc. unit	192	4,149
Fiesta Restaurant Group, Inc. (a)	23	660
Golden Entertainment, Inc. (a)	10	270
Habit Restaurants, Inc. Class A (a)	20	200
Hilton Grand Vacations, Inc. (a)	66	2,290
Hilton Worldwide Holdings, Inc.	194	15,357
Hyatt Hotels Corp. Class A	49	3,780
ILG, Inc.	102	3,369
International Speedway Corp. Class A	26	1,162
Jack in the Box, Inc.	30	2,554
Las Vegas Sands Corp.	349	26,650
Marriott International, Inc. Class A	294	37,220
Marriott Vacations Worldwide Corp.	24	2,711
McDonald's Corp.	767	120,181
MGM Mirage, Inc.	493	14,312
Monarch Casino & Resort, Inc. (a)	7	308
Norwegian Cruise Line Holdings Ltd. (a)	174	8,222
Papa John's International, Inc.	23	1,167
Penn National Gaming, Inc. (a)	83	2,788
Pinnacle Entertainment, Inc. (a)	47	1,585
Planet Fitness, Inc. (a)	85	3,735
Playa Hotels & Resorts NV (a)	35	378
PlayAGS, Inc. (a)	8	217
Potbelly Corp. (a)	9	117
RCI Hospitality Holdings, Inc.	5	158
Red Robin Gourmet Burgers, Inc. (a)	8	373
Red Rock Resorts, Inc.	70	2,345
Royal Caribbean Cruises Ltd.	166	17,198
Ruth's Hospitality Group, Inc.	20	561
Scientific Games Corp. Class A (a)	53	2,605
SeaWorld Entertainment, Inc. (a)	56	1,222
Shake Shack, Inc. Class A (a)	16	1,059
Six Flags Entertainment Corp.	76	5,324
Sonic Corp.	33	1,136
Starbucks Corp.	1,368	66,827
Texas Roadhouse, Inc. Class A	65	4,258
The Cheesecake Factory, Inc.	44	2,423
U.S. Foods Holding Corp. (a)	141	5,333
Vail Resorts, Inc.	39	10,693
Wendy's Co.	183	3,144
Wingstop, Inc.	24	1,251
Wyndham Destinations, Inc.	100	4,427
Wyndham Hotels & Resorts, Inc.	100	5,883
Wynn Resorts Ltd.	77	12,885
Yum! Brands, Inc.	325	25,422
Zoe's Kitchen, Inc. (a)	16	156
		529,132
Household Durables - 0.4%
AV Homes, Inc. (a)	8	171
Beazer Homes U.S.A., Inc. (a)	23	339
Cavco Industries, Inc. (a)	9	1,869
Century Communities, Inc. (a)	21	663
D.R. Horton, Inc.	330	13,530
Ethan Allen Interiors, Inc.	16	392
Flexsteel Industries, Inc.	4	160
Garmin Ltd.	106	6,466
GoPro, Inc. Class A (a)	94	605
Hamilton Beach Brands Holding Co. Class A	5	145
Helen of Troy Ltd. (a)	28	2,757
Hooker Furniture Corp.	8	375
Hovnanian Enterprises, Inc. Class A (a)	95	155
Installed Building Products, Inc. (a)	22	1,244
iRobot Corp. (a)	28	2,122
KB Home	86	2,343
La-Z-Boy, Inc.	40	1,224
Leggett & Platt, Inc.	130	5,803
Lennar Corp.:
Class A	265	13,913
Class B	12	512
LGI Homes, Inc. (a)	14	808
Libbey, Inc.	20	163
M.D.C. Holdings, Inc.	40	1,231
M/I Homes, Inc. (a)	18	477
Meritage Homes Corp. (a)	31	1,362
Mohawk Industries, Inc. (a)	61	13,070
Newell Brands, Inc.	474	12,224
NVR, Inc. (a)	3	8,911
PICO Holdings, Inc.	21	245
PulteGroup, Inc.	264	7,590
Roku, Inc. Class A	14	597
Taylor Morrison Home Corp. (a)	117	2,431
Tempur Sealy International, Inc. (a)	47	2,258
Toll Brothers, Inc.	146	5,401
TopBuild Corp. (a)	36	2,820
TRI Pointe Homes, Inc. (a)	155	2,536
Tupperware Brands Corp.	52	2,144
Universal Electronics, Inc. (a)	10	331
Vuzix Corp. (a)	22	164
Whirlpool Corp.	70	10,236
William Lyon Homes, Inc. (a)	17	394
Zagg, Inc. (a)	18	311
		130,492
Internet & Direct Marketing Retail - 3.3%
1-800-FLOWERS.com, Inc. Class A (a)	23	289
Amazon.com, Inc. (a)	385	654,423
Duluth Holdings, Inc. (a)	9	214
Expedia, Inc.	119	14,303
Groupon, Inc. (a)	406	1,746
Lands' End, Inc. (a)	11	307
Liberty Expedia Holdings, Inc. (a)	55	2,417
Liberty Interactive Corp. QVC Group Series A (a)	464	9,846
Liberty TripAdvisor Holdings, Inc. (a)	64	1,030
Netflix, Inc. (a)	416	162,835
NutriSystem, Inc.	31	1,194
Overstock.com, Inc. (a)	9	303
PetMed Express, Inc.	18	793
Shutterfly, Inc. (a)	32	2,881
The Booking Holdings, Inc. (a)	47	95,273
TripAdvisor, Inc. (a)	105	5,850
Wayfair LLC Class A (a)	41	4,869
		958,573
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	53	638
Brunswick Corp.	88	5,674
Callaway Golf Co.	101	1,916
Hasbro, Inc.	110	10,154
Johnson Outdoors, Inc. Class A	6	507
Malibu Boats, Inc. Class A (a)	15	629
Mattel, Inc.	338	5,550
MCBC Holdings, Inc. (a)	11	318
Nautilus, Inc. (a)	21	330
Polaris Industries, Inc.	57	6,964
Sturm, Ruger & Co., Inc.	13	728
Vista Outdoor, Inc. (a)	48	744
		34,152
Media - 2.2%
Altice U.S.A., Inc. Class A	67	1,143
AMC Entertainment Holdings, Inc. Class A	50	795
AMC Networks, Inc. Class A (a)	50	3,110
Cable One, Inc.	5	3,666
CBS Corp. Class B	350	19,677
Charter Communications, Inc. Class A (a)	187	54,830
Cinemark Holdings, Inc.	105	3,683
Comcast Corp. Class A	4,489	147,284
Discovery Communications, Inc.:
Class A (a)	130	3,575
Class C (non-vtg.) (a)	219	5,585
DISH Network Corp. Class A (a)	222	7,461
E.W. Scripps Co. Class A	37	495
Entercom Communications Corp. Class A	102	770
Entravision Communication Corp. Class A	51	255
Gannett Co., Inc.	101	1,081
GCI Liberty, Inc. (a)	81	3,651
Gray Television, Inc. (a)	62	980
Hemisphere Media Group, Inc. (a)	19	249
Interpublic Group of Companies, Inc.	375	8,790
John Wiley & Sons, Inc. Class A	44	2,746
Liberty Broadband Corp.:
Class A (a)	32	2,420
Class C (a)	142	10,752
Liberty Global PLC:
Class A (a)	315	8,675
Class C (a)	474	12,613
Liberty Latin America Ltd. (a)	106	2,054
Liberty Latin America Ltd. Class A (a)	59	1,128
Liberty Media Corp.:
Liberty Braves Class A (a)	6	154
Liberty Braves Class C (a)	29	750
Liberty Formula One Group Series C (a)	205	7,612
Liberty Media Class A (a)	15	530
Liberty SiriusXM Series A (a)	105	4,730
Liberty SiriusXM Series C (a)	141	6,396
Lions Gate Entertainment Corp.:
Class A	54	1,340
Class B	120	2,815
Live Nation Entertainment, Inc. (a)	130	6,314
Loral Space & Communications Ltd. (a)	8	301
Marcus Corp.	12	390
Meredith Corp.	41	2,091
MSG Network, Inc. Class A (a)	54	1,293
National CineMedia, Inc.	39	328
New Media Investment Group, Inc.	44	813
News Corp.:
Class A	331	5,131
Class B	164	2,599
Nexstar Broadcasting Group, Inc. Class A	46	3,376
Omnicom Group, Inc.	221	16,856
Scholastic Corp.	31	1,374
Sinclair Broadcast Group, Inc. Class A	77	2,476
Sirius XM Holdings, Inc.	1,411	9,552
Tegna, Inc.	224	2,430
The Madison Square Garden Co. (a)	16	4,963
The New York Times Co. Class A	124	3,212
The Walt Disney Co.	1,450	151,975
Tribune Media Co. Class A	76	2,909
tronc, Inc. (a)	16	276
Twenty-First Century Fox, Inc.:
Class A	991	49,243
Class B	444	21,876
Viacom, Inc.:
Class A	7	248
Class B (non-vtg.)	342	10,315
World Wrestling Entertainment, Inc. Class A	38	2,767
		634,903
Multiline Retail - 0.4%
Big Lots, Inc.	44	1,838
Dillard's, Inc. Class A	21	1,985
Dollar General Corp.	251	24,749
Dollar Tree, Inc. (a)	228	19,380
JC Penney Corp., Inc. (a)	262	613
Kohl's Corp.	163	11,883
Macy's, Inc.	295	11,042
Nordstrom, Inc.	115	5,955
Ollie's Bargain Outlet Holdings, Inc. (a)	49	3,553
Target Corp.	523	39,811
		120,809
Specialty Retail - 2.1%
Aaron's, Inc. Class A	63	2,737
Abercrombie & Fitch Co. Class A	68	1,665
Advance Auto Parts, Inc.	72	9,770
America's Car Mart, Inc. (a)	5	310
American Eagle Outfitters, Inc.	166	3,860
Armstrong Flooring, Inc. (a)	7	98
Asbury Automotive Group, Inc. (a)	22	1,508
Ascena Retail Group, Inc. (a)	155	618
AutoNation, Inc. (a)	62	3,012
AutoZone, Inc. (a)	27	18,115
Barnes & Noble Education, Inc. (a)	35	197
Barnes & Noble, Inc.	42	267
Bed Bath & Beyond, Inc.	145	2,889
Best Buy Co., Inc.	246	18,347
Big 5 Sporting Goods Corp.	18	137
Boot Barn Holdings, Inc. (a)	15	311
Burlington Stores, Inc. (a)	66	9,935
Caleres, Inc.	35	1,204
Camping World Holdings, Inc.	30	749
CarMax, Inc. (a)	177	12,898
Cars.com, Inc. (a)	74	2,101
Chico's FAS, Inc.	133	1,083
Citi Trends, Inc.	9	247
Conn's, Inc. (a)	19	627
Dick's Sporting Goods, Inc.	82	2,891
DSW, Inc. Class A	74	1,911
Express, Inc. (a)	76	695
Five Below, Inc. (a)	53	5,179
Floor & Decor Holdings, Inc. Class A (a)	33	1,628
Foot Locker, Inc.	120	6,318
Francesca's Holdings Corp. (a)	28	211
GameStop Corp. Class A	84	1,224
Gap, Inc.	212	6,867
Genesco, Inc. (a)	18	715
GNC Holdings, Inc. Class A (a)	25	88
Group 1 Automotive, Inc.	17	1,071
Guess?, Inc.	48	1,027
Haverty Furniture Companies, Inc.	17	367
Hibbett Sports, Inc. (a)	12	275
Home Depot, Inc.	1,121	218,707
Kirkland's, Inc. (a)	16	186
L Brands, Inc.	239	8,814
Lithia Motors, Inc. Class A (sub. vtg.)	25	2,364
Lowe's Companies, Inc.	802	76,647
Lumber Liquidators Holdings, Inc. (a)	18	438
MarineMax, Inc. (a)	14	265
Michaels Companies, Inc. (a)	112	2,147
Monro, Inc.	34	1,975
Murphy U.S.A., Inc. (a)	33	2,452
O'Reilly Automotive, Inc. (a)	82	22,433
Office Depot, Inc.	427	1,089
Party City Holdco, Inc. (a)	19	290
Penske Automotive Group, Inc.	41	1,921
Pier 1 Imports, Inc.	65	155
Rent-A-Center, Inc.	47	692
RH (a)	19	2,654
Ross Stores, Inc.	371	31,442
Sally Beauty Holdings, Inc. (a)	131	2,100
Shoe Carnival, Inc.	8	260
Signet Jewelers Ltd.	59	3,289
Sleep Number Corp. (a)	43	1,248
Sonic Automotive, Inc. Class A (sub. vtg.)	17	350
Sportsman's Warehouse Holdings, Inc. (a)	35	179
Tailored Brands, Inc.	41	1,046
The Buckle, Inc.	24	646
The Cato Corp. Class A (sub. vtg.)	14	345
The Children's Place Retail Stores, Inc.	18	2,174
Tiffany & Co., Inc.	98	12,897
Tile Shop Holdings, Inc.	12	92
Tilly's, Inc.	14	212
TJX Companies, Inc.	611	58,155
Tractor Supply Co.	122	9,332
Ulta Beauty, Inc. (a)	56	13,074
Urban Outfitters, Inc. (a)	79	3,519
Vitamin Shoppe, Inc. (a)	26	181
Williams-Sonoma, Inc.	77	4,726
Zumiez, Inc. (a)	12	301
		611,949
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	11	318
Carter's, Inc.	46	4,986
Columbia Sportswear Co.	29	2,653
Crocs, Inc. (a)	61	1,074
Deckers Outdoor Corp. (a)	31	3,500
Emerald Expositions Events, Inc.	12	247
Fossil Group, Inc. (a)	35	940
G-III Apparel Group Ltd. (a)	41	1,820
Hanesbrands, Inc.	355	7,817
lululemon athletica, Inc. (a)	92	11,486
Michael Kors Holdings Ltd. (a)	147	9,790
Movado Group, Inc.	14	676
Newmark Group, Inc.	126	1,793
NIKE, Inc. Class B	1,261	100,476
Oxford Industries, Inc.	18	1,494
Perry Ellis International, Inc. (a)	10	272
PetIQ, Inc. Class A	6	161
PVH Corp.	74	11,079
Ralph Lauren Corp.	54	6,789
Samsonite International SA	600	2,122
Samsonite International SA ADR	98	1,762
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	131	3,931
Steven Madden Ltd.	53	2,814
Stitch Fix, Inc. (a)	6	165
Switch, Inc. Class A	22	268
Tapestry, Inc.	275	12,845
TPG RE Finance Trust, Inc.	10	203
Under Armour, Inc.:
Class A (sub. vtg.) (a)	168	3,777
Class C (non-vtg.) (a)	191	4,026
Unifi, Inc. (a)	11	349
Vera Bradley, Inc. (a)	16	225
VF Corp.	314	25,597
Wolverine World Wide, Inc.	96	3,338
		228,793

TOTAL CONSUMER DISCRETIONARY		3,576,557

CONSUMER STAPLES - 5.8%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	9	2,697
Brown-Forman Corp. Class B (non-vtg.)	238	11,664
Coca-Cola Bottling Co. Consolidated	3	405
Constellation Brands, Inc. Class A (sub. vtg.)	165	36,114
Craft Brew Alliance, Inc. (a)	8	165
Dr. Pepper Snapple Group, Inc.	173	21,106
MGP Ingredients, Inc.	13	1,155
Molson Coors Brewing Co. Class B	179	12,179
Monster Beverage Corp. (a)	397	22,748
National Beverage Corp.	9	962
PepsiCo, Inc.	1,367	148,825
Primo Water Corp. (a)	20	350
The Coca-Cola Co.	3,680	161,405
		419,775
Food & Staples Retailing - 1.2%
Andersons, Inc.	23	787
Casey's General Stores, Inc.	38	3,993
Chefs' Warehouse Holdings (a)	13	371
Costco Wholesale Corp.	418	87,354
Ingles Markets, Inc. Class A	11	350
Kroger Co.	857	24,382
Performance Food Group Co. (a)	88	3,230
PriceSmart, Inc.	24	2,172
Rite Aid Corp. (a)	1,078	1,865
Smart & Final Stores, Inc. (a)	29	161
SpartanNash Co.	29	740
Sprouts Farmers Market LLC (a)	125	2,759
SUPERVALU, Inc. (a)	34	698
Sysco Corp.	456	31,140
United Natural Foods, Inc. (a)	51	2,176
Walgreens Boots Alliance, Inc.	837	50,233
Walmart, Inc.	1,408	120,595
Weis Markets, Inc.	20	1,067
Welbilt, Inc. (a)	141	3,146
		337,219
Food Products - 1.1%
Archer Daniels Midland Co.	532	24,382
B&G Foods, Inc. Class A	66	1,973
Bunge Ltd.	135	9,411
Cal-Maine Foods, Inc. (a)	25	1,146
Calavo Growers, Inc.	14	1,346
Campbell Soup Co.	186	7,540
ConAgra Foods, Inc.	392	14,006
Darling International, Inc. (a)	165	3,280
Dean Foods Co.	71	746
Farmer Brothers Co. (a)	8	244
Flowers Foods, Inc.	182	3,791
Fresh Del Monte Produce, Inc.	28	1,247
Freshpet, Inc. (a)	24	659
General Mills, Inc.	547	24,210
Hormel Foods Corp.	256	9,526
Hostess Brands, Inc. Class A (a)	85	1,156
Ingredion, Inc.	69	7,638
J&J Snack Foods Corp.	16	2,440
John B. Sanfilippo & Son, Inc.	9	670
Kellogg Co.	240	16,769
Lamb Weston Holdings, Inc.	140	9,591
Lancaster Colony Corp.	20	2,768
McCormick & Co., Inc. (non-vtg.)	115	13,350
Mondelez International, Inc.	1,431	58,671
Pilgrim's Pride Corp. (a)	40	805
Pinnacle Foods, Inc.	115	7,482
Post Holdings, Inc. (a)	65	5,591
Sanderson Farms, Inc.	20	2,103
The Hain Celestial Group, Inc. (a)	105	3,129
The Hershey Co.	135	12,563
The J.M. Smucker Co.	109	11,715
The Kraft Heinz Co.	574	36,059
Tootsie Roll Industries, Inc.	13	401
TreeHouse Foods, Inc. (a)	57	2,993
Tyson Foods, Inc. Class A	286	19,691
		319,092
Household Products - 1.1%
Central Garden & Pet Co. (a)	17	739
Central Garden & Pet Co. Class A (non-vtg.) (a)	29	1,174
Church & Dwight Co., Inc.	241	12,812
Clorox Co.	124	16,771
Colgate-Palmolive Co.	842	54,570
Energizer Holdings, Inc.	59	3,715
HRG Group, Inc. (a)	151	1,977
Kimberly-Clark Corp.	339	35,710
Procter & Gamble Co.	2,444	190,779
Spectrum Brands Holdings, Inc.	24	1,959
WD-40 Co.	15	2,194
		322,400
Personal Products - 0.2%
Avon Products, Inc. (a)	381	617
Coty, Inc. Class A	461	6,500
Edgewell Personal Care Co. (a)	57	2,876
elf Beauty, Inc. (a)	15	229
Estee Lauder Companies, Inc. Class A	215	30,678
Herbalife Nutrition Ltd. (a)	120	6,446
Inter Parfums, Inc.	15	803
MediFast, Inc.	9	1,441
Natural Health Trends Corp.	6	150
Nu Skin Enterprises, Inc. Class A	49	3,831
Revlon, Inc. (a)	11	193
USANA Health Sciences, Inc. (a)	12	1,384
		55,148
Tobacco - 0.8%
22nd Century Group, Inc. (a)	73	180
Altria Group, Inc.	1,835	104,210
Philip Morris International, Inc.	1,495	120,706
Universal Corp.	25	1,651
Vector Group Ltd.	115	2,194
		228,941

TOTAL CONSUMER STAPLES		1,682,575

ENERGY - 5.6%
Energy Equipment & Services - 0.8%
Archrock, Inc.	63	756
Baker Hughes, a GE Co. Class A	415	13,707
Basic Energy Services, Inc. (a)	19	211
Bristow Group, Inc.	21	296
C&J Energy Services, Inc. (a)	57	1,345
Carbo Ceramics, Inc. (a)	24	220
Core Laboratories NV	45	5,679
Diamond Offshore Drilling, Inc. (a)	57	1,189
Dril-Quip, Inc. (a)	42	2,159
Ensco PLC Class A	434	3,151
Exterran Corp. (a)	22	551
Forum Energy Technologies, Inc. (a)	64	790
Frank's International NV	44	343
FTS International, Inc. (a)	16	228
Halliburton Co.	839	37,805
Helix Energy Solutions Group, Inc. (a)	115	958
Helmerich & Payne, Inc.	108	6,886
Key Energy Services, Inc. (a)	9	146
Mammoth Energy Services, Inc. (a)	8	272
Matrix Service Co. (a)	17	312
McDermott International, Inc. (a)	95	1,867
Nabors Industries Ltd.	340	2,179
National Oilwell Varco, Inc.	369	16,015
Newpark Resources, Inc. (a)	76	825
Noble Corp. (a)	263	1,665
Oceaneering International, Inc.	105	2,673
Oil States International, Inc. (a)	45	1,445
Patterson-UTI Energy, Inc.	221	3,978
Pioneer Energy Services Corp. (a)	50	293
Rowan Companies PLC (a)	117	1,898
RPC, Inc.	54	787
Schlumberger Ltd.	1,331	89,217
SEACOR Holdings, Inc. (a)	14	802
SEACOR Marine Holdings, Inc.	13	300
Smart Sand, Inc. (a)	26	138
Solaris Oilfield Infrastructure, Inc. Class A (a)	6	86
Superior Energy Services, Inc. (a)	135	1,315
TechnipFMC PLC	430	13,648
TETRA Technologies, Inc. (a)	86	383
Transocean Ltd. (United States) (a)	417	5,604
U.S. Silica Holdings, Inc.	82	2,107
Unit Corp. (a)	55	1,406
Weatherford International PLC (a)	978	3,218
		228,853
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (a)	106	306
Anadarko Petroleum Corp.	527	38,603
Andeavor	138	18,103
Antero Resources Corp. (a)	213	4,548
Apache Corp.	369	17,251
Arch Coal, Inc.	25	1,961
Ardmore Shipping Corp. (a)	20	164
Bonanza Creek Energy, Inc. (a)	24	909
Cabot Oil & Gas Corp.	448	10,662
California Resources Corp. (a)	39	1,772
Callon Petroleum Co. (a)	206	2,212
Carrizo Oil & Gas, Inc. (a)	77	2,144
Centennial Resource Development, Inc. Class A (a)	171	3,088
Cheniere Energy, Inc. (a)	196	12,777
Chesapeake Energy Corp. (a)	890	4,664
Chevron Corp.	1,826	230,861
Cimarex Energy Co.	93	9,462
Clean Energy Fuels Corp. (a)	86	317
Cloud Peak Energy, Inc. (a)	27	94
CNX Resources Corp. (a)	204	3,627
Concho Resources, Inc. (a)	144	19,922
ConocoPhillips Co.	1,151	80,133
CONSOL Energy, Inc. (a)	27	1,035
Contango Oil & Gas Co. (a)	26	148
Continental Resources, Inc. (a)	84	5,440
CVR Energy, Inc.	9	333
Delek U.S. Holdings, Inc.	77	3,863
Denbury Resources, Inc. (a)	402	1,934
Devon Energy Corp.	508	22,332
Diamondback Energy, Inc.	95	12,499
Eclipse Resources Corp. (a)	90	144
Energen Corp. (a)	95	6,918
Energy XXI Gulf Coast, Inc. (a)	33	292
EOG Resources, Inc.	557	69,308
EQT Corp.	237	13,078
Extraction Oil & Gas, Inc. (a)	127	1,866
Exxon Mobil Corp.	4,075	337,125
Green Plains, Inc.	25	458
Gulfport Energy Corp. (a)	165	2,074
Halcon Resources Corp. (a)	147	645
Hess Corp.	262	17,525
Highpoint Resources, Inc. (a)	97	590
HollyFrontier Corp.	171	11,702
International Seaways, Inc. (a)	33	764
Kinder Morgan, Inc.	1,851	32,707
Kosmos Energy Ltd. (a)	237	1,960
Laredo Petroleum, Inc. (a)	120	1,154
Marathon Oil Corp.	822	17,147
Marathon Petroleum Corp.	471	33,045
Matador Resources Co. (a)	97	2,915
Midstates Petroleum Co., Inc. (a)	19	259
Murphy Oil Corp.	162	5,471
NACCO Industries, Inc. Class A	4	135
Newfield Exploration Co. (a)	195	5,899
Nine Energy Service, Inc. (a)	5	166
Noble Energy, Inc.	471	16,617
Oasis Petroleum, Inc. (a)	267	3,463
Occidental Petroleum Corp.	735	61,505
ONEOK, Inc.	393	27,443
Overseas Shipholding Group, Inc. (a)	40	155
Par Pacific Holdings, Inc. (a)	20	348
Parsley Energy, Inc. Class A (a)	228	6,904
PBF Energy, Inc. Class A	108	4,528
PDC Energy, Inc. (a)	66	3,990
Peabody Energy Corp.	102	4,639
Penn Virginia Corp. (a)	11	934
Phillips 66 Co.	412	46,272
Pioneer Natural Resources Co.	164	31,035
QEP Resources, Inc. (a)	239	2,930
Range Resources Corp.	225	3,764
Renewable Energy Group, Inc. (a)	34	607
Resolute Energy Corp. (a)	19	593
Rex American Resources Corp. (a)	4	324
Ring Energy, Inc. (a)	48	606
RSP Permian, Inc. (a)	122	5,370
Sanchez Energy Corp. (a)	64	289
SandRidge Energy, Inc. (a)	23	408
SemGroup Corp. Class A	71	1,803
SM Energy Co.	102	2,620
Southwestern Energy Co. (a)	506	2,682
SRC Energy, Inc. (a)	243	2,678
Talos Energy, Inc. (a)	19	610
Targa Resources Corp.	210	10,393
Teekay Corp.	42	326
Teekay Tankers Ltd.	121	142
Tellurian, Inc. (a)	37	308
The Williams Companies, Inc.	794	21,525
Ultra Petroleum Corp. (a)	123	284
Uranium Energy Corp. (a)	107	172
Valero Energy Corp.	420	46,549
W&T Offshore, Inc. (a)	79	565
Whiting Petroleum Corp. (a)	89	4,692
WildHorse Resource Development Corp. (a)	22	558
World Fuel Services Corp.	57	1,163
WPX Energy, Inc. (a)	389	7,014
		1,401,319

TOTAL ENERGY		1,630,172

FINANCIALS - 13.2%
Banks - 5.8%
1st Source Corp.	26	1,389
Ameris Bancorp	41	2,187
Associated Banc-Corp.	167	4,559
Atlantic Capital Bancshares, Inc. (a)	16	314
Banc of California, Inc.	38	743
BancFirst Corp.	14	829
Bancorp, Inc., Delaware (a)	36	377
BancorpSouth Bank	87	2,867
Bank of America Corp.	9,320	262,731
Bank of Hawaii Corp.	44	3,670
Bank of Marin Bancorp	5	404
Bank of the Ozarks, Inc.	120	5,405
BankUnited, Inc.	106	4,330
Banner Corp.	36	2,165
BB&T Corp.	757	38,183
Berkshire Hills Bancorp, Inc.	32	1,299
BOK Financial Corp.	22	2,068
Boston Private Financial Holdings, Inc.	66	1,049
Bridge Bancorp, Inc.	20	719
Brookline Bancorp, Inc., Delaware	64	1,190
Bryn Mawr Bank Corp.	16	741
Camden National Corp.	11	503
Carolina Financial Corp.	16	687
Cathay General Bancorp	81	3,280
Centerstate Banks of Florida, Inc.	69	2,058
Central Pacific Financial Corp.	34	974
Chemical Financial Corp.	73	4,064
CIT Group, Inc.	129	6,503
Citigroup, Inc.	2,542	170,111
Citizens Financial Group, Inc.	475	18,478
City Holding Co.	13	978
CoBiz, Inc.	55	1,181
Columbia Banking Systems, Inc.	77	3,149
Comerica, Inc.	168	15,275
Commerce Bancshares, Inc.	92	5,953
Community Bank System, Inc.	53	3,131
Community Trust Bancorp, Inc.	18	899
ConnectOne Bancorp, Inc.	21	523
Cullen/Frost Bankers, Inc.	57	6,170
Customers Bancorp, Inc. (a)	29	823
CVB Financial Corp.	118	2,646
Eagle Bancorp, Inc. (a)	34	2,084
East West Bancorp, Inc.	140	9,128
Enterprise Financial Services Corp.	22	1,187
Equity Bancshares, Inc. (a)	7	290
FCB Financial Holdings, Inc. Class A (a)	46	2,705
Fidelity Southern Corp.	14	356
Fifth Third Bancorp	682	19,573
Financial Institutions, Inc.	10	329
First Bancorp, North Carolina	24	982
First Bancorp, Puerto Rico (a)	160	1,224
First Busey Corp.	34	1,078
First Citizen Bancshares, Inc.	9	3,630
First Commonwealth Financial Corp.	80	1,241
First Financial Bancorp, Ohio	66	2,023
First Financial Bankshares, Inc.	68	3,461
First Foundation, Inc. (a)	20	371
First Hawaiian, Inc.	46	1,335
First Horizon National Corp.	322	5,744
First Internet Bancorp	3	102
First Interstate Bancsystem, Inc.	18	760
First Merchants Corp.	50	2,320
First Midwest Bancorp, Inc., Delaware	111	2,827
First of Long Island Corp.	16	398
First Republic Bank	152	14,712
Flushing Financial Corp.	19	496
FNB Corp., Pennsylvania	327	4,388
Franklin Financial Network, Inc. (a)	10	376
Fulton Financial Corp.	187	3,086
German American Bancorp, Inc.	14	502
Glacier Bancorp, Inc.	84	3,249
Great Western Bancorp, Inc.	62	2,603
Green Bancorp, Inc.	15	324
Guaranty Bancorp	18	536
Hancock Whitney Corp.	87	4,059
Hanmi Financial Corp.	27	765
Heartland Financial U.S.A., Inc.	22	1,207
Heritage Commerce Corp.	22	374
Heritage Financial Corp., Washington	24	836
Hilltop Holdings, Inc.	85	1,876
Home Bancshares, Inc.	161	3,632
Hope Bancorp, Inc.	140	2,496
Horizon Bancorp, Inc. Indiana	28	579
Huntington Bancshares, Inc.	1,044	15,409
IBERIABANK Corp.	55	4,169
Independent Bank Corp.	15	383
Independent Bank Corp., Massachusetts	32	2,509
Independent Bank Group, Inc.	13	868
International Bancshares Corp.	61	2,611
Investors Bancorp, Inc.	257	3,287
JPMorgan Chase & Co.	3,334	347,403
KeyCorp	1,039	20,302
Lakeland Bancorp, Inc.	38	754
Lakeland Financial Corp.	21	1,012
LegacyTexas Financial Group, Inc.	48	1,873
Live Oak Bancshares, Inc.	17	521
Luther Burbank Corp.	12	138
M&T Bank Corp.	144	24,502
MB Financial, Inc.	82	3,829
Merchants Bancorp/IN	7	200
Metropolitan Bank Holding Corp. (a)	3	157
Midland States Bancorp, Inc.	7	240
National Bank Holdings Corp.	23	888
National Commerce Corp. (a)	7	324
NBT Bancorp, Inc.	36	1,373
OFG Bancorp	44	618
Old National Bancorp, Indiana	140	2,604
Opus Bank	16	459
Pacific Premier Bancorp, Inc. (a)	32	1,221
PacWest Bancorp	127	6,276
Park National Corp.	11	1,226
Peapack-Gladstone Financial Corp.	10	346
Peoples United Financial, Inc.	338	6,114
Pinnacle Financial Partners, Inc.	73	4,479
PNC Financial Services Group, Inc.	457	61,741
Popular, Inc.	102	4,611
Preferred Bank, Los Angeles	14	860
Prosperity Bancshares, Inc.	72	4,922
QCR Holdings, Inc.	8	380
Regions Financial Corp.	1,120	19,914
Renasant Corp.	51	2,322
S&T Bancorp, Inc.	29	1,254
Sandy Spring Bancorp, Inc.	27	1,107
Seacoast Banking Corp., Florida (a)	39	1,232
ServisFirst Bancshares, Inc.	50	2,087
Signature Bank (a)	53	6,778
Simmons First National Corp. Class A	83	2,482
South State Corp.	40	3,450
Southside Bancshares, Inc.	32	1,078
State Bank Financial Corp.	36	1,202
Sterling Bancorp	221	5,194
Stock Yards Bancorp, Inc.	23	877
SunTrust Banks, Inc.	457	30,171
SVB Financial Group (a)	51	14,727
Synovus Financial Corp.	118	6,234
TCF Financial Corp.	172	4,235
Texas Capital Bancshares, Inc. (a)	49	4,484
Tompkins Financial Corp.	10	859
TowneBank	73	2,343
Trico Bancshares	23	861
TriState Capital Holdings, Inc. (a)	14	365
Triumph Bancorp, Inc. (a)	12	489
Trustmark Corp.	78	2,545
U.S. Bancorp	1,505	75,280
UMB Financial Corp.	45	3,430
Umpqua Holdings Corp.	216	4,879
Union Bankshares Corp.	59	2,294
United Bankshares, Inc., West Virginia	107	3,895
United Community Bank, Inc.	79	2,423
Univest Corp. of Pennsylvania	26	715
Valley National Bancorp	271	3,295
Veritex Holdings, Inc. (a)	12	373
Washington Trust Bancorp, Inc.	13	755
Webster Financial Corp.	91	5,797
Wells Fargo & Co.	4,263	236,341
WesBanco, Inc.	51	2,297
Westamerica Bancorp.	22	1,243
Western Alliance Bancorp. (a)	96	5,435
Wintrust Financial Corp.	56	4,875
Zions Bancorporation	195	10,275
		1,702,350
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	55	8,177
Ameriprise Financial, Inc.	143	20,003
Arlington Asset Investment Corp.	23	237
Artisan Partners Asset Management, Inc.	41	1,236
B. Riley Financial, Inc.	12	271
Bank of New York Mellon Corp.	983	53,013
BGC Partners, Inc. Class A	241	2,728
BlackRock, Inc. Class A	118	58,887
Brighthouse Financial, Inc.	96	3,847
Cboe Global Markets, Inc.	109	11,344
Charles Schwab Corp.	1,148	58,663
CME Group, Inc.	326	53,438
Cohen & Steers, Inc.	21	876
Cowen Group, Inc. Class A (a)	21	291
Diamond Hill Investment Group, Inc.	2	389
E*TRADE Financial Corp. (a)	260	15,902
Eaton Vance Corp. (non-vtg.)	117	6,106
Evercore, Inc. Class A	38	4,007
FactSet Research Systems, Inc.	38	7,528
Federated Investors, Inc. Class B (non-vtg.)	96	2,239
Financial Engines, Inc.	61	2,739
Franklin Resources, Inc.	320	10,256
Gain Capital Holdings, Inc.	20	151
Goldman Sachs Group, Inc.	337	74,332
Greenhill & Co., Inc.	22	625
Hamilton Lane, Inc. Class A	16	768
Houlihan Lokey	23	1,178
Interactive Brokers Group, Inc.	70	4,509
IntercontinentalExchange, Inc.	560	41,188
INTL FCStone, Inc. (a)	21	1,086
Invesco Ltd.	398	10,571
Investment Technology Group, Inc.	22	460
Janus Henderson Group PLC	172	5,286
Lazard Ltd. Class A	129	6,309
Legg Mason, Inc.	88	3,056
LPL Financial	88	5,768
MarketAxess Holdings, Inc.	37	7,321
Moelis & Co. Class A	32	1,877
Moody's Corp.	159	27,119
Morgan Stanley	1,340	63,516
Morningstar, Inc.	18	2,309
MSCI, Inc.	86	14,227
Northern Trust Corp.	206	21,195
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8	224
Piper Jaffray Companies	16	1,230
PJT Partners, Inc.	15	801
Raymond James Financial, Inc.	126	11,258
S&P Global, Inc.	244	49,749
SEI Investments Co.	127	7,940
State Street Corp.	358	33,326
Stifel Financial Corp.	70	3,658
T. Rowe Price Group, Inc.	233	27,049
TD Ameritrade Holding Corp.	262	14,350
The NASDAQ OMX Group, Inc.	110	10,040
Virtu Financial, Inc. Class A	33	876
Virtus Investment Partners, Inc.	6	768
Waddell & Reed Financial, Inc. Class A	96	1,725
Westwood Holdings Group, Inc.	7	417
WisdomTree Investments, Inc.	126	1,144
		779,583
Consumer Finance - 0.7%
Ally Financial, Inc.	434	11,401
American Express Co.	692	67,816
Capital One Financial Corp.	466	42,825
Credit Acceptance Corp. (a)	13	4,594
Discover Financial Services	350	24,644
Encore Capital Group, Inc. (a)	21	769
Enova International, Inc. (a)	27	987
EZCORP, Inc. (non-vtg.) Class A (a)	51	615
First Cash Financial Services, Inc.	47	4,223
Green Dot Corp. Class A (a)	45	3,303
LendingClub Corp. (a)	309	1,171
Navient Corp.	265	3,453
Nelnet, Inc. Class A	18	1,051
OneMain Holdings, Inc. (a)	73	2,430
PRA Group, Inc. (a)	48	1,850
Regional Management Corp. (a)	7	245
Santander Consumer U.S.A. Holdings, Inc.	115	2,195
SLM Corp. (a)	437	5,004
Synchrony Financial	710	23,700
World Acceptance Corp. (a)	4	444
		202,720
Diversified Financial Services - 1.3%
Acushnet Holdings Corp.	34	832
Alteryx, Inc. (a)	21	801
Berkshire Hathaway, Inc. Class B (a)	1,849	345,116
Cannae Holdings, Inc. (a)	53	983
Cotiviti Holdings, Inc. (a)	31	1,368
Donnelley Financial Solutions, Inc. (a)	21	365
FB Financial Corp.	8	326
Granite Point Mortgage Trust, Inc.	30	551
Jefferies Financial Group, Inc.	310	7,049
On Deck Capital, Inc. (a)	34	238
Victory Capital Holdings, Inc. (a)	14	148
Voya Financial, Inc.	178	8,366
		366,143
Insurance - 2.4%
AFLAC, Inc.	749	32,222
Alleghany Corp.	15	8,625
Allstate Corp.	341	31,123
AMBAC Financial Group, Inc. (a)	40	794
American Equity Investment Life Holding Co.	88	3,168
American Financial Group, Inc.	65	6,976
American International Group, Inc.	865	45,862
American National Insurance Co.	7	837
Amerisafe, Inc.	15	866
AmTrust Financial Services, Inc.	82	1,195
Aon PLC	239	32,784
Arch Capital Group Ltd. (a)	381	10,081
Argo Group International Holdings, Ltd.	37	2,152
Arthur J. Gallagher & Co.	173	11,293
Aspen Insurance Holdings Ltd.	59	2,401
Assurant, Inc.	53	5,485
Assured Guaranty Ltd.	117	4,180
Athene Holding Ltd. (a)	79	3,463
Axis Capital Holdings Ltd.	82	4,561
Brown & Brown, Inc.	222	6,156
Chubb Ltd.	444	56,397
Cincinnati Financial Corp.	145	9,695
CNO Financial Group, Inc.	171	3,256
eHealth, Inc. (a)	14	309
Employers Holdings, Inc.	37	1,487
Enstar Group Ltd. (a)	11	2,280
Erie Indemnity Co. Class A	19	2,228
Everest Re Group Ltd.	40	9,219
FBL Financial Group, Inc. Class A	9	709
First American Financial Corp.	108	5,586
FNF Group	263	9,894
Genworth Financial, Inc. Class A (a)	502	2,259
Greenlight Capital Re, Ltd. (a)	23	327
Hanover Insurance Group, Inc.	42	5,022
Hartford Financial Services Group, Inc.	343	17,538
HCI Group, Inc.	7	291
Health Insurance Innovations, Inc. (a)	8	259
Heritage Insurance Holdings, Inc.	18	300
Horace Mann Educators Corp.	45	2,007
Infinity Property & Casualty Corp.	9	1,281
James River Group Holdings Ltd.	19	747
Kemper Corp.	48	3,631
Kinsale Capital Group, Inc.	17	933
Lincoln National Corp.	212	13,197
Loews Corp.	263	12,698
Maiden Holdings Ltd.	41	318
Markel Corp. (a)	13	14,097
Marsh & McLennan Companies, Inc.	485	39,755
MBIA, Inc. (a)	81	732
Mercury General Corp.	39	1,777
MetLife, Inc.	1,013	44,167
National General Holdings Corp.	61	1,606
National Western Life Group, Inc.	2	615
Navigators Group, Inc.	19	1,083
Old Republic International Corp.	240	4,778
Primerica, Inc.	44	4,382
Principal Financial Group, Inc.	261	13,820
ProAssurance Corp.	55	1,950
Progressive Corp.	558	33,006
Prudential Financial, Inc.	408	38,152
Reinsurance Group of America, Inc.	63	8,409
RenaissanceRe Holdings Ltd.	39	4,692
RLI Corp.	40	2,648
Safety Insurance Group, Inc.	12	1,025
Selective Insurance Group, Inc.	61	3,355
Stewart Information Services Corp.	26	1,120
The Travelers Companies, Inc.	262	32,053
Third Point Reinsurance Ltd. (a)	70	875
Torchmark Corp.	103	8,385
Trupanion, Inc. (a)	17	656
United Fire Group, Inc.	16	872
United Insurance Holdings Corp.	15	294
Universal Insurance Holdings, Inc.	36	1,264
Unum Group	218	8,064
Validus Holdings Ltd.	74	5,002
W.R. Berkley Corp.	94	6,807
White Mountains Insurance Group Ltd.	4	3,626
Willis Group Holdings PLC	126	19,102
XL Group Ltd.	245	13,708
		697,969
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	19	357
AGNC Investment Corp.	364	6,767
American Capital Mortgage Investment Corp.	36	706
Annaly Capital Management, Inc.	1,106	11,381
Anworth Mortgage Asset Corp.	68	338
Apollo Commercial Real Estate Finance, Inc.	74	1,353
Arbor Realty Trust, Inc.	42	438
Ares Commercial Real Estate Corp.	23	318
Armour Residential REIT, Inc.	32	730
Blackstone Mortgage Trust, Inc.	90	2,829
Capstead Mortgage Corp.	100	895
Cherry Hill Mortgage Investment Corp.	11	196
Chimera Investment Corp.	183	3,345
CYS Investments, Inc.	171	1,283
Dynex Capital, Inc.	74	483
Exantas Capital Corp.	47	478
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39	770
Invesco Mortgage Capital, Inc.	114	1,813
Ladder Capital Corp. Class A	77	1,203
MFA Financial, Inc.	386	2,926
New Residential Investment Corp.	308	5,387
New York Mortgage Trust, Inc.	107	643
Orchid Island Capital, Inc.	40	301
PennyMac Mortgage Investment Trust	58	1,101
Redwood Trust, Inc.	70	1,153
Starwood Property Trust, Inc.	222	4,820
Two Harbors Investment Corp.	170	2,686
Western Asset Mortgage Capital Corp.	37	386
		55,086
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	5	392
Thrifts & Mortgage Finance - 0.1%
Beneficial Bancorp, Inc.	67	1,085
BofI Holding, Inc. (a)	56	2,291
Capitol Federal Financial, Inc.	151	1,987
Dime Community Bancshares, Inc.	18	351
Essent Group Ltd. (a)	82	2,937
Farmer Mac Class C (non-vtg.)	7	626
First Defiance Financial Corp.	15	1,006
Flagstar Bancorp, Inc. (a)	19	651
HomeStreet, Inc. (a)	25	674
Kearny Financial Corp.	90	1,211
Lendingtree, Inc. (a)	8	1,710
Meridian Bancorp, Inc. Maryland	60	1,149
Meta Financial Group, Inc.	9	877
MGIC Investment Corp. (a)	367	3,934
Nationstar Mortgage Holdings, Inc. (a)	17	298
New York Community Bancorp, Inc.	481	5,310
NMI Holdings, Inc. (a)	42	685
Northfield Bancorp, Inc.	31	515
Northwest Bancshares, Inc.	118	2,052
OceanFirst Financial Corp.	33	989
Ocwen Financial Corp. (a)	72	285
Oritani Financial Corp.	37	599
PennyMac Financial Services, Inc. (a)	16	314
PHH Corp. (a)	27	293
Provident Financial Services, Inc.	50	1,377
Radian Group, Inc.	214	3,471
Sterling Bancorp, Inc.	14	187
TFS Financial Corp.	43	678
Trustco Bank Corp., New York	83	739
United Financial Bancorp, Inc. New	44	771
Walker & Dunlop, Inc.	23	1,280
Washington Federal, Inc.	77	2,518
WSFS Financial Corp.	26	1,386
		44,236

TOTAL FINANCIALS		3,848,479

HEALTH CARE - 12.7%
Biotechnology - 2.7%
AbbVie, Inc.	1,536	142,310
Abeona Therapeutics, Inc. (a)	18	288
ACADIA Pharmaceuticals, Inc. (a)	80	1,222
Acceleron Pharma, Inc. (a)	33	1,601
Achaogen, Inc. (a)	23	199
Achillion Pharmaceuticals, Inc. (a)	99	280
Acorda Therapeutics, Inc. (a)	41	1,177
Adamas Pharmaceuticals, Inc. (a)	12	310
Aduro Biotech, Inc. (a)	23	161
Agenus, Inc. (a)	24	54
Agios Pharmaceuticals, Inc. (a)	48	4,043
Aimmune Therapeutics, Inc. (a)	15	403
Akebia Therapeutics, Inc. (a)	33	329
Alder Biopharmaceuticals, Inc. (a)	46	727
Alexion Pharmaceuticals, Inc. (a)	217	26,941
Alkermes PLC (a)	151	6,215
Alnylam Pharmaceuticals, Inc. (a)	81	7,978
AMAG Pharmaceuticals, Inc. (a)	32	624
Amgen, Inc.	701	129,398
Amicus Therapeutics, Inc. (a)	170	2,655
AnaptysBio, Inc. (a)	16	1,137
Anavex Life Sciences Corp. (a)	36	94
Apellis Pharmaceuticals, Inc. (a)	10	220
Arena Pharmaceuticals, Inc. (a)	40	1,744
Array BioPharma, Inc. (a)	197	3,306
Arrowhead Pharmaceuticals, Inc. (a)	77	1,047
Atara Biotherapeutics, Inc. (a)	27	992
Athersys, Inc. (a)	43	85
Audentes Therapeutics, Inc. (a)	29	1,108
AVEO Pharmaceuticals, Inc. (a)	85	192
Bellicum Pharmaceuticals, Inc. (a)	15	111
BioCryst Pharmaceuticals, Inc. (a)	64	367
Biogen, Inc. (a)	204	59,209
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7	277
BioMarin Pharmaceutical, Inc. (a)	173	16,297
bluebird bio, Inc. (a)	48	7,534
Blueprint Medicines Corp. (a)	39	2,476
Calithera Biosciences, Inc. (a)	28	140
Cara Therapeutics, Inc. (a)	20	383
Catalyst Pharmaceutical Partners, Inc. (a)	76	237
Celgene Corp. (a)	762	60,518
Clovis Oncology, Inc. (a)	50	2,274
Coherus BioSciences, Inc. (a)	38	532
Conatus Pharmaceuticals, Inc. (a)	30	128
Concert Pharmaceuticals, Inc. (a)	5	84
Corbus Pharmaceuticals Holdings, Inc. (a)	41	207
Cue Biopharma, Inc. (a)	12	142
Cytokinetics, Inc. (a)	36	299
CytomX Therapeutics, Inc. (a)	28	640
Deciphera Pharmaceuticals, Inc. (a)	3	118
Denali Therapeutics, Inc. (a)	5	76
Dynavax Technologies Corp. (a)	48	732
Eagle Pharmaceuticals, Inc. (a)	5	378
Editas Medicine, Inc. (a)	32	1,147
Emergent BioSolutions, Inc. (a)	40	2,020
Enanta Pharmaceuticals, Inc. (a)	15	1,739
Epizyme, Inc. (a)	32	434
Esperion Therapeutics, Inc. (a)	18	705
Exact Sciences Corp. (a)	117	6,995
Exelixis, Inc. (a)	277	5,961
FibroGen, Inc. (a)	77	4,820
Five Prime Therapeutics, Inc. (a)	21	332
Flexion Therapeutics, Inc. (a)	33	853
Foundation Medicine, Inc. (a)	15	2,051
Genomic Health, Inc. (a)	17	857
Geron Corp. (a)	140	480
Gilead Sciences, Inc.	1,261	89,329
Global Blood Therapeutics, Inc. (a)	40	1,808
GlycoMimetics, Inc. (a)	16	258
Halozyme Therapeutics, Inc. (a)	143	2,412
Heron Therapeutics, Inc. (a)	52	2,020
Idera Pharmaceuticals, Inc. (a)	56	74
Immune Design Corp. (a)	34	155
ImmunoGen, Inc. (a)	109	1,061
Immunomedics, Inc. (a)	112	2,651
Incyte Corp. (a)	172	11,524
Inovio Pharmaceuticals, Inc. (a)	67	263
Insmed, Inc. (a)	81	1,916
Insys Therapeutics, Inc. (a)	24	174
Intellia Therapeutics, Inc. (a)	12	328
Intercept Pharmaceuticals, Inc. (a)	16	1,343
Intrexon Corp. (a)	51	711
Invitae Corp. (a)	31	228
Ionis Pharmaceuticals, Inc. (a)	125	5,209
Iovance Biotherapeutics, Inc. (a)	56	717
Ironwood Pharmaceuticals, Inc. Class A (a)	141	2,696
Kadmon Holdings, Inc. (a)	64	255
Karyopharm Therapeutics, Inc. (a)	21	357
Keryx Biopharmaceuticals, Inc. (a)	70	263
Kura Oncology, Inc. (a)	17	309
La Jolla Pharmaceutical Co. (a)	11	321
Lexicon Pharmaceuticals, Inc. (a)	29	348
Ligand Pharmaceuticals, Inc. Class B (a)	22	4,558
Loxo Oncology, Inc. (a)	22	3,817
Macrogenics, Inc. (a)	20	413
MannKind Corp. (a)	77	146
MiMedx Group, Inc. (a)	89	569
Minerva Neurosciences, Inc. (a)	22	182
Mirati Therapeutics, Inc. (a)	22	1,085
Momenta Pharmaceuticals, Inc. (a)	62	1,268
Myriad Genetics, Inc. (a)	71	2,653
Natera, Inc. (a)	23	433
Neurocrine Biosciences, Inc. (a)	88	8,645
NewLink Genetics Corp. (a)	29	138
Novavax, Inc. (a)	193	259
Opko Health, Inc. (a)	370	1,739
Organovo Holdings, Inc. (a)	104	146
PDL BioPharma, Inc. (a)	116	271
Portola Pharmaceuticals, Inc. (a)	67	2,531
Progenics Pharmaceuticals, Inc. (a)	44	354
Prothena Corp. PLC (a)	34	496
PTC Therapeutics, Inc. (a)	31	1,046
Puma Biotechnology, Inc. (a)	31	1,834
Radius Health, Inc. (a)	31	914
Regeneron Pharmaceuticals, Inc. (a)	75	25,874
REGENXBIO, Inc. (a)	26	1,866
Repligen Corp. (a)	43	2,023
Retrophin, Inc. (a)	33	900
Rigel Pharmaceuticals, Inc. (a)	93	263
Sage Therapeutics, Inc. (a)	40	6,261
Sangamo Therapeutics, Inc. (a)	76	1,079
Sarepta Therapeutics, Inc. (a)	59	7,799
Savara, Inc. (a)	20	226
Seattle Genetics, Inc. (a)	104	6,905
Seres Therapeutics, Inc. (a)	21	181
Solid Biosciences, Inc. (a)	4	143
Sorrento Therapeutics, Inc. (a)	41	295
Spark Therapeutics, Inc. (a)	31	2,566
Spectrum Pharmaceuticals, Inc. (a)	92	1,928
Stemline Therapeutics, Inc. (a)	17	273
Syndax Pharmaceuticals, Inc. (a)	19	133
Synergy Pharmaceuticals, Inc. (a)	166	289
Syros Pharmaceuticals, Inc. (a)	16	163
TESARO, Inc. (a)	39	1,734
TG Therapeutics, Inc. (a)	48	631
Ultragenyx Pharmaceutical, Inc. (a)	45	3,459
United Therapeutics Corp. (a)	44	4,979
Vanda Pharmaceuticals, Inc. (a)	42	800
Verastem, Inc. (a)	38	261
Vericel Corp. (a)	23	223
Vertex Pharmaceuticals, Inc. (a)	246	41,810
Voyager Therapeutics, Inc. (a)	13	254
Xencor, Inc. (a)	34	1,258
ZIOPHARM Oncology, Inc. (a)	83	251
		793,447
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	22	1,826
Abbott Laboratories	1,671	101,914
Abiomed, Inc. (a)	40	16,362
Accuray, Inc. (a)	69	283
Align Technology, Inc. (a)	70	23,950
Angiodynamics, Inc. (a)	34	756
Anika Therapeutics, Inc. (a)	9	288
Antares Pharma, Inc. (a)	114	294
Atricure, Inc. (a)	27	730
Atrion Corp.	2	1,199
Avanos Medical, Inc. (a)	48	2,748
AxoGen, Inc. (a)	24	1,206
Baxter International, Inc.	481	35,517
Becton, Dickinson & Co.	254	60,848
Boston Scientific Corp. (a)	1,322	43,229
Cantel Medical Corp.	35	3,443
Cardiovascular Systems, Inc. (a)	36	1,164
Cerus Corp. (a)	103	687
CONMED Corp.	25	1,830
Cryolife, Inc. (a)	28	780
Cutera, Inc. (a)	9	363
Danaher Corp.	586	57,826
Dentsply Sirona, Inc.	223	9,761
DexCom, Inc. (a)	84	7,978
Edwards Lifesciences Corp. (a)	204	29,696
Endologix, Inc. (a)	55	311
Genmark Diagnostics, Inc. (a)	46	293
Glaukos Corp. (a)	25	1,016
Globus Medical, Inc. (a)	73	3,684
Haemonetics Corp. (a)	52	4,663
Heska Corp. (a)	4	415
Hill-Rom Holdings, Inc.	66	5,764
Hologic, Inc. (a)	268	10,653
ICU Medical, Inc. (a)	15	4,405
IDEXX Laboratories, Inc. (a)	85	18,525
Inogen, Inc. (a)	17	3,168
Insulet Corp. (a)	57	4,885
Integer Holdings Corp. (a)	28	1,810
Integra LifeSciences Holdings Corp. (a)	62	3,993
Intuitive Surgical, Inc. (a)	108	51,676
Invacare Corp.	20	372
iRhythm Technologies, Inc. (a)	15	1,217
K2M Group Holdings, Inc. (a)	35	788
Lantheus Holdings, Inc. (a)	19	276
LeMaitre Vascular, Inc.	9	301
LivaNova PLC (a)	42	4,192
Masimo Corp. (a)	47	4,590
Medtronic PLC	1,300	111,293
Meridian Bioscience, Inc.	27	429
Merit Medical Systems, Inc. (a)	51	2,611
Natus Medical, Inc. (a)	33	1,139
Neogen Corp. (a)	50	4,010
Nevro Corp. (a)	28	2,236
NuVasive, Inc. (a)	51	2,658
NxStage Medical, Inc. (a)	69	1,925
OraSure Technologies, Inc. (a)	66	1,087
Orthofix International NV (a)	15	852
Penumbra, Inc. (a)	29	4,006
Quidel Corp. (a)	30	1,995
ResMed, Inc.	137	14,190
Rockwell Medical Technologies, Inc. (a)	35	173
Sientra, Inc. (a)	8	156
Staar Surgical Co. (a)	23	713
Steris PLC	82	8,611
Stryker Corp.	310	52,347
Tactile Systems Technology, Inc. (a)	13	676
Teleflex, Inc.	44	11,801
The Cooper Companies, Inc.	48	11,302
Varex Imaging Corp. (a)	32	1,187
Varian Medical Systems, Inc. (a)	88	10,007
ViewRay, Inc. (a)	22	152
West Pharmaceutical Services, Inc.	73	7,248
Wright Medical Group NV (a)	106	2,752
Zimmer Biomet Holdings, Inc.	195	21,731
		808,962
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	82	3,355
Aetna, Inc.	313	57,436
Amedisys, Inc. (a)	29	2,478
American Renal Associates Holdings, Inc. (a)	12	189
AmerisourceBergen Corp.	157	13,387
AMN Healthcare Services, Inc. (a)	48	2,813
Anthem, Inc.	247	58,793
BioScrip, Inc. (a)	92	270
BioTelemetry, Inc. (a)	26	1,170
Brookdale Senior Living, Inc. (a)	188	1,709
Capital Senior Living Corp. (a)	22	235
Cardinal Health, Inc.	305	14,893
Centene Corp. (a)	166	20,453
Chemed Corp.	16	5,149
Cigna Corp.	237	40,278
Community Health Systems, Inc. (a)	69	229
Corvel Corp. (a)	7	378
Cross Country Healthcare, Inc. (a)	25	281
CVS Health Corp.	977	62,870
DaVita HealthCare Partners, Inc. (a)	147	10,208
Diplomat Pharmacy, Inc. (a)	40	1,022
Envision Healthcare Corp. (a)	119	5,237
Express Scripts Holding Co. (a)	546	42,157
G1 Therapeutics, Inc. (a)	6	261
HCA Holdings, Inc.	273	28,010
HealthEquity, Inc. (a)	50	3,755
HealthSouth Corp.	96	6,501
Henry Schein, Inc. (a)	153	11,114
Humana, Inc.	137	40,775
Kindred Healthcare, Inc. (a)	78	702
Laboratory Corp. of America Holdings (a)	98	17,594
LHC Group, Inc. (a)	14	1,198
LifePoint Hospitals, Inc. (a)	41	2,001
Magellan Health Services, Inc. (a)	24	2,303
McKesson Corp.	202	26,947
MEDNAX, Inc. (a)	94	4,068
Molina Healthcare, Inc. (a)	43	4,211
National Healthcare Corp.	7	493
National Vision Holdings, Inc.	16	585
OptiNose, Inc.	8	224
Owens & Minor, Inc.	46	769
Patterson Companies, Inc.	86	1,950
Premier, Inc. (a)	60	2,183
Providence Service Corp. (a)	10	786
Quest Diagnostics, Inc.	133	14,622
RadNet, Inc. (a)	20	300
Select Medical Holdings Corp. (a)	111	2,015
Surgery Partners, Inc. (a)	15	224
Tenet Healthcare Corp. (a)	81	2,719
The Ensign Group, Inc.	49	1,755
Tivity Health, Inc. (a)	30	1,056
Triple-S Management Corp. (a)	18	703
U.S. Physical Therapy, Inc.	11	1,056
UnitedHealth Group, Inc.	932	228,657
Universal Health Services, Inc. Class B	85	9,472
Wellcare Health Plans, Inc. (a)	44	10,835
		774,834
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	190	2,280
athenahealth, Inc. (a)	39	6,206
Castlight Health, Inc. Class B (a)	56	238
Cerner Corp. (a)	306	18,296
Computer Programs & Systems, Inc.	10	329
Evolent Health, Inc. (a)	53	1,116
HealthStream, Inc.	16	437
HMS Holdings Corp. (a)	91	1,967
Inovalon Holdings, Inc. Class A (a)	62	615
Medidata Solutions, Inc. (a)	58	4,672
Omnicell, Inc. (a)	40	2,098
Quality Systems, Inc. (a)	40	780
Tabula Rasa HealthCare, Inc. (a)	12	766
Teladoc, Inc. (a)	51	2,961
Veeva Systems, Inc. Class A (a)	111	8,531
Vocera Communications, Inc. (a)	25	747
		52,039
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)	27	602
Agilent Technologies, Inc.	311	19,232
Bio-Rad Laboratories, Inc. Class A (a)	20	5,771
Bio-Techne Corp.	37	5,474
Bruker Corp.	104	3,020
Cambrex Corp. (a)	33	1,726
Charles River Laboratories International, Inc. (a)	47	5,276
Codexis, Inc. (a)	22	317
Enzo Biochem, Inc. (a)	34	176
Fluidigm Corp. (a)	29	173
Illumina, Inc. (a)	141	39,380
Luminex Corp.	37	1,093
Medpace Holdings, Inc. (a)	7	301
Mettler-Toledo International, Inc. (a)	25	14,466
Nanostring Technologies, Inc. (a)	7	96
NeoGenomics, Inc. (a)	53	695
Pacific Biosciences of California, Inc. (a)	81	288
PerkinElmer, Inc.	110	8,055
PRA Health Sciences, Inc. (a)	49	4,575
Quintiles Transnational Holdings, Inc. (a)	140	13,975
Syneos Health, Inc. (a)	55	2,580
Thermo Fisher Scientific, Inc.	385	79,749
Waters Corp. (a)	77	14,906
		221,926
Pharmaceuticals - 3.5%
Aclaris Therapeutics, Inc. (a)	19	379
Aerie Pharmaceuticals, Inc. (a)	38	2,567
Akcea Therapeutics, Inc.	10	237
Akorn, Inc. (a)	76	1,261
Allergan PLC	321	53,517
Amneal Pharmaceuticals, Inc. (a)	67	1,099
Amphastar Pharmaceuticals, Inc. (a)	23	351
ANI Pharmaceuticals, Inc. (a)	6	401
Aratana Therapeutics, Inc. (a)	33	140
Assembly Biosciences, Inc. (a)	11	431
Biodelivery Sciences International, Inc. (a)	52	153
Bristol-Myers Squibb Co.	1,578	87,327
Catalent, Inc. (a)	136	5,697
Collegium Pharmaceutical, Inc. (a)	13	310
Corcept Therapeutics, Inc. (a)	80	1,258
Corium International, Inc. (a)	23	184
CymaBay Therapeutics, Inc. (a)	48	644
DepoMed, Inc. (a)	44	293
Dermira, Inc. (a)	26	239
Eli Lilly & Co.	935	79,784
Endo International PLC (a)	204	1,924
Horizon Pharma PLC (a)	173	2,865
Innoviva, Inc. (a)	61	842
Intersect ENT, Inc. (a)	23	861
Intra-Cellular Therapies, Inc. (a)	42	742
Jazz Pharmaceuticals PLC (a)	59	10,166
Johnson & Johnson	2,586	313,785
Lannett Co., Inc. (a)	20	272
Mallinckrodt PLC (a)	97	1,810
Melinta Therapeutics, Inc. (a)	20	127
Merck & Co., Inc.	2,635	159,945
Mylan NV (a)	523	18,901
MyoKardia, Inc. (a)	17	844
Nektar Therapeutics (a)	153	7,471
Ocular Therapeutix, Inc. (a)	22	149
Omeros Corp. (a)	40	726
Pacira Pharmaceuticals, Inc. (a)	33	1,058
Paratek Pharmaceuticals, Inc. (a)	25	255
Perrigo Co. PLC	131	9,551
Pfizer, Inc.	5,733	207,993
Phibro Animal Health Corp. Class A	17	783
Prestige Brands Holdings, Inc. (a)	55	2,111
Reata Pharmaceuticals, Inc. (a)	8	280
Revance Therapeutics, Inc. (a)	18	494
Rhythm Pharmaceuticals, Inc.	8	250
Supernus Pharmaceuticals, Inc. (a)	51	3,052
Teligent, Inc. (a)	40	138
Tetraphase Pharmaceuticals, Inc. (a)	39	139
The Medicines Company (a)	66	2,422
TherapeuticsMD, Inc. (a)	160	998
Theravance Biopharma, Inc. (a)	35	794
WAVE Life Sciences (a)	15	574
Zoetis, Inc. Class A	472	40,210
Zogenix, Inc. (a)	30	1,326
Zynerba Pharmaceuticals, Inc. (a)	12	117
		1,030,247

TOTAL HEALTH CARE		3,681,455

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.3%
AAR Corp.	26	1,209
Aerojet Rocketdyne Holdings, Inc. (a)	77	2,271
AeroVironment, Inc. (a)	19	1,357
Arconic, Inc.	412	7,008
Astronics Corp. (a)	19	683
Axon Enterprise, Inc. (a)	52	3,285
BWX Technologies, Inc.	97	6,045
Cubic Corp.	28	1,798
Curtiss-Wright Corp.	44	5,237
Ducommun, Inc. (a)	7	232
Engility Holdings, Inc. (a)	11	337
Esterline Technologies Corp. (a)	29	2,140
General Dynamics Corp.	267	49,771
Harris Corp.	115	16,622
HEICO Corp.	37	2,698
HEICO Corp. Class A	72	4,388
Hexcel Corp.	89	5,908
Huntington Ingalls Industries, Inc.	44	9,539
KEYW Holding Corp. (a)	33	288
KLX, Inc. (a)	51	3,667
Kratos Defense & Security Solutions, Inc. (a)	71	817
L3 Technologies, Inc.	76	14,616
Lockheed Martin Corp.	240	70,903
Mercury Systems, Inc. (a)	50	1,903
Moog, Inc. Class A	35	2,729
National Presto Industries, Inc.	3	372
Northrop Grumman Corp.	168	51,694
Raytheon Co.	278	53,704
Rockwell Collins, Inc.	151	20,337
Sparton Corp. (a)	8	152
Spirit AeroSystems Holdings, Inc. Class A	112	9,622
Teledyne Technologies, Inc. (a)	35	6,967
Textron, Inc.	254	16,741
The Boeing Co.	539	180,840
TransDigm Group, Inc.	47	16,222
Triumph Group, Inc.	43	843
United Technologies Corp.	712	89,021
Vectrus, Inc. (a)	9	277
Wesco Aircraft Holdings, Inc. (a)	52	585
		662,828
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	51	1,152
Atlas Air Worldwide Holdings, Inc. (a)	21	1,506
C.H. Robinson Worldwide, Inc.	135	11,294
Echo Global Logistics, Inc. (a)	23	673
Expeditors International of Washington, Inc.	171	12,500
FedEx Corp.	237	53,813
Forward Air Corp.	33	1,950
Hub Group, Inc. Class A (a)	37	1,843
United Parcel Service, Inc. Class B	660	70,112
XPO Logistics, Inc. (a)	97	9,717
		164,560
Airlines - 0.4%
Alaska Air Group, Inc.	119	7,186
Allegiant Travel Co.	13	1,806
American Airlines Group, Inc.	412	15,640
Delta Air Lines, Inc.	630	31,210
Hawaiian Holdings, Inc.	53	1,905
JetBlue Airways Corp. (a)	307	5,827
SkyWest, Inc.	53	2,751
Southwest Airlines Co.	522	26,559
Spirit Airlines, Inc. (a)	69	2,508
United Continental Holdings, Inc. (a)	243	16,944
		112,336
Building Products - 0.4%
A.O. Smith Corp.	143	8,458
AAON, Inc.	35	1,164
Advanced Drain Systems, Inc. Del	36	1,028
Allegion PLC	93	7,194
American Woodmark Corp. (a)	13	1,190
Apogee Enterprises, Inc.	26	1,252
Armstrong World Industries, Inc. (a)	54	3,413
Builders FirstSource, Inc. (a)	117	2,140
Continental Building Products, Inc. (a)	30	947
COVIA Corp. (a)	19	353
CSW Industrials, Inc. (a)	14	740
Fortune Brands Home & Security, Inc.	151	8,107
GCP Applied Technologies, Inc. (a)	75	2,171
Gibraltar Industries, Inc. (a)	29	1,088
GMS, Inc. (a)	24	650
Griffon Corp.	18	320
Insteel Industries, Inc.	11	367
Jeld-Wen Holding, Inc. (a)	71	2,030
Johnson Controls International PLC	893	29,871
Lennox International, Inc.	37	7,406
Masco Corp.	308	11,525
Masonite International Corp. (a)	30	2,156
NCI Building Systems, Inc. (a)	36	756
Owens Corning	108	6,844
Patrick Industries, Inc. (a)	20	1,137
PGT, Inc. (a)	55	1,147
Quanex Building Products Corp.	21	377
Simpson Manufacturing Co. Ltd.	45	2,799
Trex Co., Inc. (a)	58	3,630
Universal Forest Products, Inc.	66	2,417
USG Corp. (a)	85	3,665
		116,342
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	59	1,722
ACCO Brands Corp.	89	1,233
ADS Waste Holdings, Inc. (a)	34	843
Brady Corp. Class A	53	2,043
Casella Waste Systems, Inc. Class A (a)	31	794
CECO Environmental Corp.	25	154
Cintas Corp.	83	15,361
Clean Harbors, Inc. (a)	53	2,944
Copart, Inc. (a)	194	10,973
Covanta Holding Corp.	138	2,277
Deluxe Corp.	50	3,311
Ennis, Inc.	18	366
Essendant, Inc.	24	317
Evoqua Water Technologies Corp. (a)	17	349
Healthcare Services Group, Inc.	74	3,196
Heritage-Crystal Clean, Inc. (a)	12	241
Herman Miller, Inc.	62	2,102
HNI Corp.	36	1,339
InnerWorkings, Inc. (a)	40	348
Interface, Inc.	51	1,170
KAR Auction Services, Inc.	133	7,288
Kimball International, Inc. Class B	25	404
Knoll, Inc.	41	853
LSC Communications, Inc.	21	329
Matthews International Corp. Class A	36	2,117
McGrath RentCorp.	20	1,265
Mobile Mini, Inc.	45	2,111
Msa Safety, Inc.	35	3,372
Multi-Color Corp.	12	776
Pitney Bowes, Inc.	153	1,311
Quad/Graphics, Inc.	26	542
R.R. Donnelley & Sons Co.	43	248
Republic Services, Inc.	218	14,902
Rollins, Inc.	95	4,995
SP Plus Corp. (a)	22	818
Steelcase, Inc. Class A	65	878
Stericycle, Inc. (a)	83	5,419
Team, Inc. (a)	29	670
Tetra Tech, Inc.	58	3,393
The Brink's Co.	50	3,988
U.S. Ecology, Inc.	18	1,147
UniFirst Corp.	16	2,830
Viad Corp.	17	922
VSE Corp.	8	382
Waste Management, Inc.	382	31,072
		143,115
Construction & Engineering - 0.2%
AECOM (a)	157	5,186
Aegion Corp. (a)	22	567
Argan, Inc.	9	369
Comfort Systems U.S.A., Inc.	42	1,924
Dycom Industries, Inc. (a)	31	2,930
EMCOR Group, Inc.	59	4,495
Fluor Corp.	137	6,683
Granite Construction, Inc.	41	2,282
Great Lakes Dredge & Dock Corp. (a)	52	273
Jacobs Engineering Group, Inc.	116	7,365
KBR, Inc.	141	2,527
Keane Group, Inc. (a)	62	848
MasTec, Inc. (a)	67	3,400
MYR Group, Inc. (a)	10	355
NV5 Holdings, Inc. (a)	5	347
Primoris Services Corp.	30	817
Quanta Services, Inc. (a)	153	5,110
Sterling Construction Co., Inc. (a)	20	261
Tutor Perini Corp. (a)	26	480
Valmont Industries, Inc.	24	3,618
		49,837
Electrical Equipment - 0.6%
Acuity Brands, Inc.	41	4,751
AMETEK, Inc.	225	16,236
AZZ, Inc.	20	869
Eaton Corp. PLC	424	31,690
Emerson Electric Co.	618	42,729
Encore Wire Corp.	16	759
Energous Corp. (a)	17	252
EnerSys	43	3,210
Fortive Corp.	294	22,670
Generac Holdings, Inc. (a)	64	3,311
Hubbell, Inc. Class B	54	5,710
Plug Power, Inc. (a)	158	319
Powell Industries, Inc.	7	244
Regal Beloit Corp.	45	3,681
Rockwell Automation, Inc.	124	20,613
Sensata Technologies, Inc. PLC (a)	170	8,089
Sunrun, Inc. (a)	48	631
Thermon Group Holdings, Inc. (a)	21	480
TPI Composites, Inc. (a)	10	292
Vivint Solar, Inc. (a)	30	149
		166,685
Industrial Conglomerates - 1.3%
3M Co.	574	112,917
Carlisle Companies, Inc.	61	6,607
General Electric Co.	8,352	113,671
Honeywell International, Inc.	728	104,868
ITT, Inc.	88	4,600
Raven Industries, Inc.	31	1,192
Roper Technologies, Inc.	98	27,039
		370,894
Machinery - 1.6%
Actuant Corp. Class A	61	1,790
AGCO Corp.	67	4,068
Alamo Group, Inc.	7	633
Albany International Corp. Class A	31	1,865
Allison Transmission Holdings, Inc.	132	5,345
Altra Industrial Motion Corp.	34	1,465
American Railcar Industries, Inc.	8	316
Apergy Corp. (a)	79	3,298
Astec Industries, Inc.	15	897
Barnes Group, Inc.	50	2,945
Briggs & Stratton Corp.	42	740
Cactus, Inc. (a)	24	811
Caterpillar, Inc.	572	77,603
Chart Industries, Inc. (a)	31	1,912
CIRCOR International, Inc.	10	370
Colfax Corp. (a)	102	3,126
Columbus McKinnon Corp. (NY Shares)	18	780
Commercial Vehicle Group, Inc. (a)	27	198
Crane Co.	51	4,087
Cummins, Inc.	150	19,950
Deere & Co.	308	43,058
Donaldson Co., Inc.	125	5,640
Douglas Dynamics, Inc.	17	816
Dover Corp.	151	11,053
Energy Recovery, Inc. (a)	29	234
EnPro Industries, Inc.	18	1,259
ESCO Technologies, Inc.	21	1,212
Federal Signal Corp.	50	1,165
Flowserve Corp.	130	5,252
Franklin Electric Co., Inc.	42	1,894
FreightCar America, Inc.	12	201
Gardner Denver Holdings, Inc. (a)	71	2,087
Global Brass & Copper Holdings, Inc.	21	658
Gorman-Rupp Co.	16	560
Graco, Inc.	163	7,371
Greenbrier Companies, Inc.	24	1,266
Harsco Corp. (a)	81	1,790
Hillenbrand, Inc.	64	3,018
Hyster-Yale Materials Handling Class A	6	386
IDEX Corp.	73	9,963
Illinois Tool Works, Inc.	296	41,008
Ingersoll-Rand PLC	240	21,535
John Bean Technologies Corp.	31	2,756
Kadant, Inc.	13	1,250
Kennametal, Inc.	85	3,052
Lincoln Electric Holdings, Inc.	61	5,353
Lindsay Corp.	9	873
Lydall, Inc. (a)	16	698
Manitowoc Co., Inc. (a)	27	698
Meritor, Inc. (a)	90	1,851
Middleby Corp. (a)	54	5,639
Milacron Holdings Corp. (a)	42	795
Mueller Industries, Inc.	59	1,741
Mueller Water Products, Inc. Class A	161	1,887
Navistar International Corp. New (a)	65	2,647
NN, Inc.	17	321
Nordson Corp.	50	6,421
Oshkosh Corp.	75	5,274
PACCAR, Inc.	339	21,004
Parker Hannifin Corp.	128	19,949
Pentair PLC	161	6,775
ProPetro Holding Corp. (a)	51	800
Proto Labs, Inc. (a)	25	2,974
RBC Bearings, Inc. (a)	25	3,220
Rexnord Corp. (a)	106	3,080
Snap-On, Inc.	55	8,840
Spartan Motors, Inc.	20	302
SPX Corp. (a)	35	1,227
SPX Flow, Inc. (a)	45	1,970
Standex International Corp.	10	1,022
Stanley Black & Decker, Inc.	147	19,523
Sun Hydraulics Corp.	24	1,157
Tennant Co.	16	1,264
Terex Corp.	81	3,417
Timken Co.	69	3,005
Titan International, Inc.	30	322
Toro Co.	106	6,387
TriMas Corp. (a)	40	1,176
Trinity Industries, Inc.	146	5,002
Wabash National Corp.	44	821
WABCO Holdings, Inc. (a)	49	5,734
Wabtec Corp.	83	8,182
Watts Water Technologies, Inc. Class A	29	2,274
Woodward, Inc.	53	4,074
Xylem, Inc.	174	11,724
		480,106
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	26	141
Kirby Corp. (a)	53	4,431
Matson, Inc.	35	1,343
		5,915
Professional Services - 0.4%
Acacia Research Corp. (a)	48	199
Asgn, Inc. (a)	49	3,831
Barrett Business Services, Inc.	5	483
CBIZ, Inc. (a)	63	1,449
CoStar Group, Inc. (a)	35	14,442
CRA International, Inc.	7	356
Dun & Bradstreet Corp.	37	4,538
Equifax, Inc.	116	14,513
Exponent, Inc.	55	2,657
Forrester Research, Inc.	8	336
FTI Consulting, Inc. (a)	39	2,359
Heidrick & Struggles International, Inc.	12	420
Huron Consulting Group, Inc. (a)	19	777
ICF International, Inc.	21	1,492
IHS Markit Ltd. (a)	349	18,005
Insperity, Inc.	38	3,620
Kelly Services, Inc. Class A (non-vtg.)	19	427
Kforce, Inc.	21	720
Korn/Ferry International	56	3,468
Manpower, Inc.	65	5,594
MISTRAS Group, Inc. (a)	13	245
Navigant Consulting, Inc. (a)	37	819
Nielsen Holdings PLC	327	10,114
Resources Connection, Inc.	22	372
Robert Half International, Inc.	123	8,007
TransUnion Holding Co., Inc.	144	10,316
TriNet Group, Inc. (a)	41	2,294
TrueBlue, Inc. (a)	35	943
Verisk Analytics, Inc. (a)	149	16,038
WageWorks, Inc. (a)	41	2,050
Willdan Group, Inc. (a)	6	186
		131,070
Road & Rail - 0.9%
AMERCO	6	2,137
ArcBest Corp.	23	1,051
Avis Budget Group, Inc. (a)	71	2,308
Covenant Transport Group, Inc. Class A (a)	9	284
CSX Corp.	858	54,723
Daseke, Inc. (a)	31	308
Genesee & Wyoming, Inc. Class A (a)	62	5,042
Heartland Express, Inc.	43	798
J.B. Hunt Transport Services, Inc.	82	9,967
Kansas City Southern	100	10,596
Knight-Swift Transportation Holdings, Inc. Class A	124	4,738
Landstar System, Inc.	42	4,586
Marten Transport Ltd.	33	774
Norfolk Southern Corp.	275	41,489
Old Dominion Freight Lines, Inc.	66	9,831
Ryder System, Inc.	53	3,809
Saia, Inc. (a)	26	2,102
Schneider National, Inc. Class B	26	715
Union Pacific Corp.	756	107,110
Werner Enterprises, Inc.	37	1,389
YRC Worldwide, Inc. (a)	24	241
		263,998
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	99	4,155
Aircastle Ltd.	50	1,025
Applied Industrial Technologies, Inc.	34	2,385
Beacon Roofing Supply, Inc. (a)	68	2,898
BMC Stock Holdings, Inc. (a)	66	1,376
CAI International, Inc. (a)	12	279
DXP Enterprises, Inc. (a)	14	535
Fastenal Co.	278	13,380
GATX Corp.	42	3,118
H&E Equipment Services, Inc.	35	1,316
HD Supply Holdings, Inc. (a)	182	7,806
Herc Holdings, Inc. (a)	24	1,352
Kaman Corp.	31	2,160
MRC Global, Inc. (a)	99	2,145
MSC Industrial Direct Co., Inc. Class A	45	3,818
Nexeo Solutions, Inc. (a)	33	301
Now, Inc. (a)	90	1,200
Rush Enterprises, Inc. Class A (a)	27	1,171
SiteOne Landscape Supply, Inc. (a)	39	3,275
Textainer Group Holdings Ltd. (a)	16	254
Titan Machinery, Inc. (a)	14	218
Triton International Ltd.	39	1,196
United Rentals, Inc. (a)	82	12,105
Univar, Inc. (a)	119	3,123
Veritiv Corp. (a)	7	279
W.W. Grainger, Inc.	50	15,420
Watsco, Inc.	30	5,348
WESCO International, Inc. (a)	50	2,855
		94,493
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	78	3,292

TOTAL INDUSTRIALS		2,765,471

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.1%
ADTRAN, Inc.	46	683
Applied Optoelectronics, Inc. (a)	17	763
Arista Networks, Inc. (a)	45	11,587
Arris International PLC (a)	177	4,327
CalAmp Corp. (a)	41	961
Calix Networks, Inc. (a)	33	257
Carvana Co. Class A (a)	13	541
Ciena Corp. (a)	141	3,738
Cisco Systems, Inc.	4,752	204,479
CommScope Holding Co., Inc. (a)	198	5,783
Comtech Telecommunications Corp.	16	510
EchoStar Holding Corp. Class A (a)	51	2,264
EMCORE Corp. (a)	28	141
Extreme Networks, Inc. (a)	87	693
F5 Networks, Inc. (a)	60	10,347
Finisar Corp. (a)	118	2,124
Harmonic, Inc. (a)	63	268
Infinera Corp. (a)	126	1,251
InterDigital, Inc.	35	2,832
Juniper Networks, Inc.	361	9,899
Lumentum Holdings, Inc. (a)	61	3,532
Motorola Solutions, Inc.	156	18,154
NETGEAR, Inc. (a)	32	2,000
NetScout Systems, Inc. (a)	87	2,584
Oclaro, Inc. (a)	139	1,241
Palo Alto Networks, Inc. (a)	89	18,287
Plantronics, Inc.	34	2,593
Quantenna Communications, Inc. (a)	17	264
Sonus Networks, Inc. (a)	39	278
Ubiquiti Networks, Inc. (a)	19	1,610
ViaSat, Inc. (a)	54	3,549
Viavi Solutions, Inc. (a)	232	2,376
		319,916
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	288	25,099
Anixter International, Inc. (a)	30	1,899
Arrow Electronics, Inc. (a)	87	6,549
Avnet, Inc.	119	5,104
AVX Corp.	42	658
Badger Meter, Inc.	33	1,475
Belden, Inc.	42	2,567
Benchmark Electronics, Inc.	42	1,224
Cardtronics PLC (a)	48	1,161
Casa Systems, Inc. (a)	59	963
CDW Corp.	147	11,876
Cognex Corp.	169	7,539
Coherent, Inc. (a)	24	3,754
Control4 Corp. (a)	14	340
Corning, Inc.	836	22,998
CTS Corp.	29	1,044
Daktronics, Inc.	29	247
Dell Technologies, Inc. (a)	196	16,578
Dolby Laboratories, Inc. Class A	58	3,578
Electro Scientific Industries, Inc. (a)	30	473
ePlus, Inc. (a)	13	1,223
Fabrinet	31	1,144
FARO Technologies, Inc. (a)	15	815
Fitbit, Inc. (a)	156	1,019
FLIR Systems, Inc.	133	6,912
II-VI, Inc. (a)	56	2,433
Insight Enterprises, Inc. (a)	37	1,810
IPG Photonics Corp. (a)	36	7,943
Iteris, Inc. (a)	31	150
Itron, Inc. (a)	35	2,102
Jabil, Inc.	172	4,758
KEMET Corp. (a)	43	1,038
Keysight Technologies, Inc. (a)	179	10,566
Knowles Corp. (a)	78	1,193
Littelfuse, Inc.	24	5,476
Maxwell Technologies, Inc. (a)	27	140
Mesa Laboratories, Inc.	3	633
Methode Electronics, Inc. Class A	32	1,290
MTS Systems Corp.	17	895
National Instruments Corp.	105	4,408
Novanta, Inc. (a)	34	2,118
OSI Systems, Inc. (a)	15	1,160
Park Electrochemical Corp.	16	371
PC Mall, Inc. (a)	9	136
Plexus Corp. (a)	35	2,084
Rogers Corp. (a)	19	2,118
Sanmina Corp. (a)	73	2,139
ScanSource, Inc. (a)	21	846
SYNNEX Corp.	29	2,799
Systemax, Inc.	8	275
TE Connectivity Ltd.	336	30,260
Tech Data Corp.(a)	35	2,874
Trimble, Inc. (a)	247	8,111
TTM Technologies, Inc. (a)	75	1,322
VeriFone Systems, Inc. (a)	107	2,442
Vishay Intertechnology, Inc.	130	3,016
Zebra Technologies Corp. Class A (a)	52	7,449
		240,594
Internet Software & Services - 4.5%
2U, Inc. (a)	52	4,345
Akamai Technologies, Inc. (a)	164	12,010
Alarm.com Holdings, Inc. (a)	19	767
Alphabet, Inc.:
Class A (a)	282	318,432
Class C (a)	295	329,117
ANGI Homeservices, Inc. Class A (a)	51	784
AppFolio, Inc. (a)	10	612
Apptio, Inc. Class A (a)	6	217
Benefitfocus, Inc. (a)	27	907
BlackLine, Inc. (a)	26	1,129
Blucora, Inc. (a)	47	1,739
Box, Inc. Class A (a)	121	3,024
Carbonite, Inc. (a)	20	698
Care.com, Inc. (a)	12	251
Cision Ltd. (a)	24	359
Cloudera, Inc. (a)	86	1,173
Cornerstone OnDemand, Inc. (a)	57	2,704
Coupa Software, Inc. (a)	28	1,743
eBay, Inc. (a)	937	33,976
Endurance International Group Holdings, Inc. (a)	51	507
Envestnet, Inc. (a)	48	2,638
Etsy, Inc. (a)	108	4,557
Facebook, Inc. Class A (a)	2,295	445,964
Five9, Inc. (a)	55	1,901
GoDaddy, Inc. (a)	100	7,060
Gogo, Inc. (a)	42	204
GrubHub, Inc. (a)	84	8,812
GTT Communications, Inc. (a)	27	1,215
Hortonworks, Inc. (a)	42	765
IAC/InterActiveCorp (a)	75	11,437
Instructure, Inc. (a)	19	808
Internap Network Services Corp. (a)	15	156
j2 Global, Inc.	51	4,417
Limelight Networks, Inc. (a)	58	259
LivePerson, Inc. (a)	49	1,034
LogMeIn, Inc.	52	5,369
Match Group, Inc. (a)	61	2,363
MeetMe, Inc. (a)	59	264
MINDBODY, Inc. (a)	22	849
MongoDB, Inc. Class A	6	298
New Relic, Inc. (a)	42	4,225
NIC, Inc.	50	778
Nutanix, Inc. Class A (a)	57	2,939
Okta, Inc. (a)	41	2,065
Pandora Media, Inc. (a)	248	1,954
Q2 Holdings, Inc. (a)	36	2,054
QuinStreet, Inc.(a)	23	292
Quotient Technology, Inc. (a)	63	825
Shutterstock, Inc. (a)	16	759
SPS Commerce, Inc. (a)	19	1,396
Stamps.com, Inc. (a)	16	4,049
The Trade Desk, Inc. (a)	20	1,876
TrueCar, Inc. (a)	52	525
Twilio, Inc. Class A (a)	68	3,809
Twitter, Inc. (a)	623	27,206
VeriSign, Inc. (a)	82	11,268
Web.com Group, Inc. (a)	45	1,163
XO Group, Inc. (a)	22	704
Yelp, Inc. (a)	76	2,978
Zillow Group, Inc.:
Class A (a)	48	2,868
Class C (a)	100	5,906
		1,294,503
IT Services - 4.0%
Accenture PLC Class A	593	97,009
Acxiom Corp. (a)	78	2,336
Alliance Data Systems Corp.	47	10,960
Amdocs Ltd.	140	9,267
Automatic Data Processing, Inc.	425	57,010
Booz Allen Hamilton Holding Corp. Class A	141	6,166
Broadridge Financial Solutions, Inc.	111	12,776
CACI International, Inc. Class A (a)	24	4,045
Cass Information Systems, Inc.	7	482
Cognizant Technology Solutions Corp. Class A	567	44,787
Conduent, Inc. (a)	196	3,561
Convergys Corp.	93	2,273
CoreLogic, Inc. (a)	83	4,308
CSG Systems International, Inc.	39	1,594
DXC Technology Co.	275	22,168
EPAM Systems, Inc. (a)	49	6,092
Euronet Worldwide, Inc. (a)	52	4,356
Everi Holdings, Inc. (a)	42	302
EVERTEC, Inc.	53	1,158
ExlService Holdings, Inc. (a)	39	2,208
Fidelity National Information Services, Inc.	318	33,718
First Data Corp. Class A (a)	427	8,937
Fiserv, Inc. (a)	399	29,562
FleetCor Technologies, Inc. (a)	86	18,116
Gartner, Inc. (a)	88	11,695
Genpact Ltd.	151	4,368
Global Payments, Inc.	153	17,058
Hackett Group, Inc.	20	321
IBM Corp.	828	115,672
Jack Henry & Associates, Inc.	75	9,777
Leidos Holdings, Inc.	139	8,201
ManTech International Corp. Class A	23	1,234
MasterCard, Inc. Class A	892	175,296
Maximus, Inc.	64	3,975
MoneyGram International, Inc. (a)	23	154
Paychex, Inc.	306	20,915
PayPal Holdings, Inc. (a)	1,087	90,514
Perficient, Inc. (a)	30	791
Perspecta, Inc.	144	2,959
Presidio, Inc. (a)	20	262
Sabre Corp.	204	5,027
Science Applications International Corp.	43	3,480
Square, Inc. (a)	260	16,026
Sykes Enterprises, Inc. (a)	34	979
Syntel, Inc. (a)	32	1,027
Teradata Corp. (a)	119	4,778
The Western Union Co.	448	9,108
Total System Services, Inc.	162	13,692
Travelport Worldwide Ltd.	124	2,299
Ttec Holdings, Inc.	10	346
Unisys Corp. (a)	49	632
Virtusa Corp. (a)	23	1,120
Visa, Inc. Class A	1,739	230,331
WEX, Inc. (a)	39	7,429
Worldpay, Inc. (a)	286	23,389
		1,166,046
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (a)	17	592
Advanced Energy Industries, Inc. (a)	42	2,440
Advanced Micro Devices, Inc. (a)	794	11,902
Alpha & Omega Semiconductor Ltd. (a)	15	214
Amkor Technology, Inc. (a)	105	902
Analog Devices, Inc.	354	33,956
Applied Materials, Inc.	1,027	47,437
Axcelis Technologies, Inc. (a)	19	376
AXT, Inc. (a)	13	92
Broadcom, Inc.	391	94,872
Brooks Automation, Inc.	73	2,381
Cabot Microelectronics Corp.	27	2,904
Cavium, Inc. (a)	68	5,882
Ceva, Inc. (a)	14	423
Cirrus Logic, Inc. (a)	65	2,491
Cohu, Inc.	26	637
Cree, Inc. (a)	97	4,032
Cypress Semiconductor Corp.	334	5,204
Diodes, Inc. (a)	32	1,103
Entegris, Inc.	141	4,780
First Solar, Inc. (a)	80	4,213
FormFactor, Inc. (a)	56	745
Ichor Holdings Ltd. (a)	12	255
Impinj, Inc. (a)	12	265
Inphi Corp. (a)	36	1,174
Integrated Device Technology, Inc. (a)	132	4,208
Intel Corp.	4,504	223,894
KLA-Tencor Corp.	152	15,585
Kopin Corp. (a)	61	174
Kulicke & Soffa Industries, Inc.	75	1,787
Lam Research Corp.	156	26,965
Lattice Semiconductor Corp. (a)	118	774
MACOM Technology Solutions Holdings, Inc. (a)	43	991
Marvell Technology Group Ltd.	416	8,919
Maxim Integrated Products, Inc.	271	15,897
MaxLinear, Inc. Class A (a)	65	1,013
Microchip Technology, Inc.	225	20,464
Micron Technology, Inc. (a)	1,111	58,261
MKS Instruments, Inc.	53	5,072
Monolithic Power Systems, Inc.	38	5,079
Nanometrics, Inc. (a)	27	956
NeoPhotonics Corp. (a)	27	168
NVE Corp.	3	365
NVIDIA Corp.	583	138,113
ON Semiconductor Corp. (a)	411	9,139
PDF Solutions, Inc. (a)	22	264
Photronics, Inc. (a)	44	351
Power Integrations, Inc.	31	2,265
Qorvo, Inc. (a)	123	9,861
Qualcomm, Inc.	1,419	79,634
Rambus, Inc. (a)	95	1,191
Rudolph Technologies, Inc. (a)	24	710
Semtech Corp. (a)	65	3,058
Sigma Designs, Inc. (a)	27	165
Silicon Laboratories, Inc. (a)	43	4,283
Skyworks Solutions, Inc.	177	17,107
SMART Global Holdings, Inc. (a)	4	127
SolarEdge Technologies, Inc. (a)	36	1,723
SunPower Corp. (a)	37	284
Synaptics, Inc. (a)	28	1,410
Teradyne, Inc.	191	7,271
Texas Instruments, Inc.	948	104,517
Ultra Clean Holdings, Inc. (a)	35	581
Universal Display Corp.	41	3,526
Veeco Instruments, Inc. (a)	30	428
Versum Materials, Inc.	113	4,198
Xcerra Corp. (a)	49	685
Xilinx, Inc.	243	15,858
Xperi Corp.	43	692
		1,027,285
Software - 5.5%
8x8, Inc. (a)	94	1,885
A10 Networks, Inc. (a)	39	243
ACI Worldwide, Inc. (a)	121	2,985
Activision Blizzard, Inc.	728	55,561
Adobe Systems, Inc. (a)	473	115,322
Altair Engineering, Inc. Class A (a)	19	649
ANSYS, Inc. (a)	82	14,283
Appian Corp. Class A (a)	9	325
Aspen Technology, Inc. (a)	71	6,585
Asure Software, Inc. (a)	11	175
Autodesk, Inc. (a)	212	27,791
Avaya Holdings Corp. (a)	104	2,088
Black Knight, Inc. (a)	107	5,730
Blackbaud, Inc.	48	4,918
Bottomline Technologies, Inc. (a)	37	1,844
CA Technologies, Inc.	299	10,659
Cadence Design Systems, Inc. (a)	273	11,824
CDK Global, Inc.	126	8,196
Citrix Systems, Inc. (a)	136	14,258
CommVault Systems, Inc. (a)	44	2,897
Digimarc Corp. (a)	9	241
Ebix, Inc.	23	1,754
Electronic Arts, Inc. (a)	296	41,742
Ellie Mae, Inc. (a)	35	3,634
Everbridge, Inc. (a)	16	759
Fair Isaac Corp. (a)	30	5,800
FireEye, Inc. (a)	176	2,709
Forescout Technologies, Inc. (a)	19	651
Fortinet, Inc. (a)	146	9,115
Glu Mobile, Inc. (a)	101	647
Guidewire Software, Inc. (a)	74	6,570
HubSpot, Inc. (a)	35	4,389
Imperva, Inc. (a)	26	1,255
Intuit, Inc.	233	47,603
Manhattan Associates, Inc. (a)	68	3,197
Microsoft Corp.	7,419	731,588
MicroStrategy, Inc. Class A (a)	8	1,022
Mitek Systems, Inc. (a)	27	240
MobileIron, Inc. (a)	41	182
Model N, Inc. (a)	16	298
Monotype Imaging Holdings, Inc.	37	751
Nuance Communications, Inc. (a)	263	3,652
Onespan, Inc. (a)	18	354
Oracle Corp.	2,931	129,140
Parametric Technology Corp. (a)	113	10,601
Paycom Software, Inc. (a)	47	4,645
Paylocity Holding Corp. (a)	29	1,707
Pegasystems, Inc.	32	1,754
Progress Software Corp.	48	1,863
Proofpoint, Inc. (a)	44	5,074
PROS Holdings, Inc. (a)	23	841
QAD, Inc. Class A	6	301
Qualys, Inc. (a)	32	2,698
Rapid7, Inc. (a)	12	339
RealPage, Inc. (a)	59	3,251
Red Hat, Inc. (a)	170	22,843
RingCentral, Inc. (a)	64	4,502
SailPoint Technologies Holding, Inc. (a)	11	270
Salesforce.com, Inc. (a)	659	89,888
SendGrid, Inc. (a)	6	159
ServiceNow, Inc. (a)	167	28,802
Snap, Inc. Class A (a)	227	2,971
Splunk, Inc. (a)	136	13,479
SS&C Technologies Holdings, Inc.	167	8,667
Symantec Corp.	599	12,369
Synopsys, Inc. (a)	145	12,408
Tableau Software, Inc. (a)	62	6,061
Take-Two Interactive Software, Inc. (a)	110	13,020
The Rubicon Project, Inc. (a)	47	134
TiVo Corp.	100	1,345
Tyler Technologies, Inc. (a)	34	7,551
Ultimate Software Group, Inc. (a)	28	7,205
Upland Software, Inc. (a)	8	275
Varonis Systems, Inc. (a)	16	1,192
Verint Systems, Inc. (a)	64	2,838
VirnetX Holding Corp. (a)	56	190
VMware, Inc. Class A (a)	66	9,700
Workday, Inc. Class A (a)	130	15,746
Workiva, Inc. (a)	24	586
Zendesk, Inc. (a)	100	5,449
Zynga, Inc. (a)	782	3,183
		1,589,418
Technology Hardware, Storage & Peripherals - 3.6%
3D Systems Corp. (a)	93	1,284
Apple, Inc.	4,941	914,581
Avid Technology, Inc. (a)	28	146
Cray, Inc. (a)	31	763
Diebold Nixdorf, Inc.	58	693
Eastman Kodak Co. (a)	27	103
Electronics for Imaging, Inc. (a)	38	1,237
Hewlett Packard Enterprise Co.	1,538	22,470
HP, Inc.	1,610	36,531
Immersion Corp. (a)	19	293
NCR Corp. (a)	122	3,658
NetApp, Inc.	260	20,418
Pure Storage, Inc. Class A (a)	112	2,675
Seagate Technology LLC	281	15,868
Super Micro Computer, Inc. (a)	27	639
U.S.A. Technologies, Inc. (a)	46	644
Western Digital Corp.	286	22,139
Xerox Corp.	211	5,064
		1,049,206

TOTAL INFORMATION TECHNOLOGY		6,686,968

MATERIALS - 2.9%
Chemicals - 1.8%
A. Schulman, Inc.	26	1,157
Advanced Emissions Solutions, Inc.	16	182
AdvanSix, Inc. (a)	28	1,026
Air Products & Chemicals, Inc.	207	32,236
Albemarle Corp. U.S.	107	10,093
American Vanguard Corp.	16	367
Ashland Global Holdings, Inc.	61	4,769
Axalta Coating Systems Ltd. (a)	213	6,456
Balchem Corp.	32	3,140
Cabot Corp.	62	3,830
Celanese Corp. Class A	131	14,549
CF Industries Holdings, Inc.	226	10,034
Chase Corp.	6	704
DowDuPont, Inc.	2,250	148,320
Eastman Chemical Co.	138	13,794
Ecolab, Inc.	248	34,802
Ferro Corp. (a)	90	1,877
Flotek Industries, Inc. (a)	16	52
FMC Corp.	130	11,597
H.B. Fuller Co.	52	2,791
Hawkins, Inc.	7	247
Huntsman Corp.	208	6,074
Ingevity Corp. (a)	42	3,396
Innophos Holdings, Inc.	28	1,333
Innospec, Inc.	27	2,067
International Flavors & Fragrances, Inc.	76	9,421
Intrepid Potash, Inc. (a)	59	242
KMG Chemicals, Inc.	10	738
Koppers Holdings, Inc. (a)	20	767
Kraton Performance Polymers, Inc. (a)	26	1,200
Kronos Worldwide, Inc.	14	315
LyondellBasell Industries NV Class A	311	34,163
Minerals Technologies, Inc.	37	2,788
NewMarket Corp.	9	3,641
Olin Corp.	163	4,681
OMNOVA Solutions, Inc. (a)	33	343
Platform Specialty Products Corp. (a)	217	2,517
PolyOne Corp.	84	3,630
PPG Industries, Inc.	244	25,310
PQ Group Holdings, Inc.	21	378
Praxair, Inc.	275	43,491
Quaker Chemical Corp.	14	2,168
Rayonier Advanced Materials, Inc.	45	769
RPM International, Inc.	129	7,523
Sensient Technologies Corp.	44	3,148
Sherwin-Williams Co.	79	32,198
Stepan Co.	16	1,248
The Chemours Co. LLC	180	7,985
The Mosaic Co.	339	9,509
The Scotts Miracle-Gro Co. Class A	40	3,326
Trinseo SA	45	3,193
Tronox Ltd. Class A	93	1,830
Valvoline, Inc.	201	4,336
Venator Materials PLC	42	687
W.R. Grace & Co.	67	4,912
Westlake Chemical Corp.	35	3,767
		535,117
Construction Materials - 0.2%
Eagle Materials, Inc.	48	5,039
Forterra, Inc. (a)	19	185
Foundation Building Materials, Inc. (a)	14	215
Martin Marietta Materials, Inc.	61	13,623
nVent Electric PLC (a)	164	4,116
Summit Materials, Inc.	110	2,888
U.S. Concrete, Inc. (a)	13	683
Vulcan Materials Co.	128	16,520
		43,269
Containers & Packaging - 0.4%
Aptargroup, Inc.	59	5,509
Avery Dennison Corp.	85	8,679
Ball Corp.	335	11,909
Bemis Co., Inc.	90	3,799
Berry Global Group, Inc.(a)	127	5,834
Crown Holdings, Inc. (a)	132	5,908
Graphic Packaging Holding Co.	305	4,426
Greif, Inc. Class A	23	1,216
International Paper Co.	397	20,676
Myers Industries, Inc.	14	269
Owens-Illinois, Inc. (a)	168	2,824
Packaging Corp. of America	91	10,173
Sealed Air Corp.	176	7,471
Silgan Holdings, Inc.	75	2,012
Sonoco Products Co.	96	5,040
WestRock Co.	245	13,970
		109,715
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)	261	1,133
Alcoa Corp. (a)	167	7,829
Allegheny Technologies, Inc. (a)	126	3,165
Atkore International Group, Inc. (a)	16	332
Carpenter Technology Corp.	48	2,523
Century Aluminum Co. (a)	41	646
Cleveland-Cliffs, Inc. (a)	299	2,521
Coeur d'Alene Mines Corp. (a)	156	1,186
Commercial Metals Co.	119	2,512
Compass Minerals International, Inc.	35	2,301
Freeport-McMoRan, Inc.	1,300	22,438
Gold Resource Corp.	46	303
Haynes International, Inc.	8	294
Hecla Mining Co.	327	1,138
Kaiser Aluminum Corp.	19	1,978
Materion Corp.	17	921
McEwen Mining, Inc.	147	304
Newmont Mining Corp.	514	19,383
Nucor Corp.	308	19,250
Olympic Steel, Inc.	9	184
Reliance Steel & Aluminum Co.	73	6,390
Royal Gold, Inc.	64	5,942
Ryerson Holding Corp. (a)	16	178
Schnitzer Steel Industries, Inc. Class A	21	708
Steel Dynamics, Inc.	232	10,660
SunCoke Energy, Inc. (a)	51	683
TimkenSteel Corp. (a)	24	392
United States Steel Corp.	170	5,908
Warrior Metropolitan Coal, Inc.	11	303
Worthington Industries, Inc.	49	2,057
		123,562
Paper & Forest Products - 0.1%
Boise Cascade Co.	39	1,743
Clearwater Paper Corp. (a)	11	254
Domtar Corp.	62	2,960
Kapstone Paper & Packaging Corp.	80	2,760
Louisiana-Pacific Corp.	142	3,865
Mercer International, Inc. (SBI)	44	770
Neenah, Inc.	14	1,188
P.H. Glatfelter Co.	54	1,058
Resolute Forest Products (a)	71	735
Schweitzer-Mauduit International, Inc.	26	1,137
Verso Corp. (a)	31	675
		17,145

TOTAL MATERIALS		828,808

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust (SBI)	89	2,436
Agree Realty Corp.	33	1,741
Alexander & Baldwin, Inc.	58	1,363
Alexanders, Inc.	4	1,531
Alexandria Real Estate Equities, Inc.	97	12,238
American Assets Trust, Inc.	50	1,915
American Campus Communities, Inc.	134	5,746
American Homes 4 Rent Class A	234	5,190
American Tower Corp.	412	59,398
Americold Realty Trust	36	793
Apartment Investment & Management Co. Class A	154	6,514
Apple Hospitality (REIT), Inc.	201	3,594
Armada Hoffler Properties, Inc.	29	432
Ashford Hospitality Trust, Inc.	57	462
AvalonBay Communities, Inc.	132	22,689
Bluerock Residential Growth (REIT), Inc.	25	223
Boston Properties, Inc.	148	18,562
Braemar Hotels & Resorts, Inc.	24	274
Brandywine Realty Trust (SBI)	182	3,072
Brixmor Property Group, Inc.	300	5,229
Camden Property Trust (SBI)	90	8,202
CareTrust (REIT), Inc.	86	1,435
CatchMark Timber Trust, Inc.	29	369
CBL & Associates Properties, Inc.	131	730
Cedar Realty Trust, Inc.	58	274
Chatham Lodging Trust	39	828
Chesapeake Lodging Trust	66	2,088
City Office REIT, Inc.	30	385
Colony NorthStar, Inc.	539	3,363
Columbia Property Trust, Inc.	127	2,884
Community Healthcare Trust, Inc.	14	418
CorEnergy Infrastructure Trust, Inc.	9	338
CorePoint Lodging, Inc. (a)	42	1,088
CoreSite Realty Corp.	35	3,879
Corporate Office Properties Trust (SBI)	105	3,044
Corrections Corp. of America	118	2,819
Cousins Properties, Inc.	420	4,070
Crown Castle International Corp.	390	42,050
CubeSmart	173	5,574
CyrusOne, Inc.	90	5,252
DCT Industrial Trust, Inc.	90	6,006
DDR Corp.	154	2,757
DiamondRock Hospitality Co.	204	2,505
Digital Realty Trust, Inc.	197	21,981
Douglas Emmett, Inc.	153	6,148
Duke Realty Corp.	342	9,928
Easterly Government Properties, Inc.	43	850
EastGroup Properties, Inc.	35	3,345
Education Realty Trust, Inc.	76	3,154
Empire State Realty Trust, Inc.	135	2,309
EPR Properties	63	4,082
Equinix, Inc.	75	32,242
Equity Commonwealth (a)	118	3,717
Equity Lifestyle Properties, Inc.	82	7,536
Equity Residential (SBI)	352	22,419
Essex Property Trust, Inc.	63	15,061
Extra Space Storage, Inc.	121	12,077
Farmland Partners, Inc.	17	150
Federal Realty Investment Trust (SBI)	70	8,859
First Industrial Realty Trust, Inc.	116	3,867
Forest City Realty Trust, Inc. Class A	259	5,908
Four Corners Property Trust, Inc.	55	1,355
Franklin Street Properties Corp.	94	805
Front Yard Residential Corp. Class B	39	406
Gaming & Leisure Properties	190	6,802
General Growth Properties, Inc.	592	12,095
Getty Realty Corp.	32	901
Gladstone Commercial Corp.	23	442
Global Medical REIT, Inc.	16	142
Global Net Lease, Inc.	73	1,491
Government Properties Income Trust	83	1,316
Gramercy Property Trust	154	4,207
HCP, Inc.	455	11,748
Healthcare Realty Trust, Inc.	127	3,693
Healthcare Trust of America, Inc.	204	5,500
Hersha Hospitality Trust	39	837
Highwoods Properties, Inc. (SBI)	102	5,174
Hospitality Properties Trust (SBI)	160	4,578
Host Hotels & Resorts, Inc.	713	15,023
Hudson Pacific Properties, Inc.	150	5,315
Independence Realty Trust, Inc.	82	845
Industrial Logistics Properties Trust (a)	15	335
InfraReit, Inc.	48	1,064
Investors Real Estate Trust	81	448
Invitation Homes, Inc.	269	6,203
Iron Mountain, Inc.	272	9,523
iStar Financial, Inc. (a)	44	475
JBG SMITH Properties	95	3,465
Jernigan Capital, Inc.	15	286
Kilroy Realty Corp.	95	7,186
Kimco Realty Corp.	416	7,068
Kite Realty Group Trust	92	1,571
Lamar Advertising Co. Class A	82	5,601
LaSalle Hotel Properties (SBI)	109	3,731
Lexington Corporate Properties Trust	249	2,174
Liberty Property Trust (SBI)	142	6,295
Life Storage, Inc.	45	4,379
LTC Properties, Inc.	47	2,009
Mack-Cali Realty Corp.	98	1,987
MedEquities Realty Trust, Inc.	24	264
Medical Properties Trust, Inc.	355	4,984
Mid-America Apartment Communities, Inc.	108	10,872
Monmouth Real Estate Investment Corp. Class A	82	1,355
National Health Investors, Inc.	43	3,168
National Retail Properties, Inc.	148	6,506
National Storage Affiliates Trust	57	1,757
New Senior Investment Group, Inc.	50	379
NexPoint Residential Trust, Inc.	13	370
NorthStar Realty Europe Corp.	49	710
Omega Healthcare Investors, Inc.	193	5,983
Outfront Media, Inc.	140	2,723
Paramount Group, Inc.	209	3,219
Park Hotels & Resorts, Inc.	155	4,748
Pebblebrook Hotel Trust	69	2,677
Pennsylvania Real Estate Investment Trust (SBI)	64	703
Physicians Realty Trust	185	2,949
Piedmont Office Realty Trust, Inc. Class A	148	2,950
Potlatch Corp.	41	2,085
Preferred Apartment Communities, Inc. Class A	23	391
Prologis, Inc.	506	33,239
PS Business Parks, Inc.	21	2,699
Public Storage	143	32,441
QTS Realty Trust, Inc. Class A	51	2,015
Quality Care Properties, Inc. (a)	93	2,000
Ramco-Gershenson Properties Trust (SBI)	76	1,004
Rayonier, Inc.	125	4,836
Realty Income Corp.	269	14,470
Regency Centers Corp.	142	8,815
Retail Opportunity Investments Corp.	117	2,242
Retail Properties America, Inc.	234	2,991
Rexford Industrial Realty, Inc.	79	2,480
RLJ Lodging Trust	174	3,837
Ryman Hospitality Properties, Inc.	50	4,158
Sabra Health Care REIT, Inc.	179	3,890
Safety Income and Growth, Inc.	8	152
Saul Centers, Inc.	9	482
SBA Communications Corp. Class A (a)	113	18,659
Select Income REIT	74	1,663
Senior Housing Properties Trust (SBI)	237	4,287
Seritage Growth Properties	20	849
Simon Property Group, Inc.	298	50,717
SL Green Realty Corp.	89	8,947
Spirit MTA REIT (a)	28	288
Spirit Realty Capital, Inc.	441	3,541
Stag Industrial, Inc.	97	2,641
Store Capital Corp.	160	4,384
Summit Hotel Properties, Inc.	92	1,317
Sun Communities, Inc.	75	7,341
Sunstone Hotel Investors, Inc.	223	3,706
Tanger Factory Outlet Centers, Inc.	96	2,255
Taubman Centers, Inc.	61	3,584
Terreno Realty Corp.	56	2,110
The GEO Group, Inc.	124	3,415
The Macerich Co.	105	5,967
TIER REIT, Inc.	53	1,260
UDR, Inc.	255	9,573
UMH Properties, Inc.	25	384
Uniti Group, Inc.	165	3,305
Universal Health Realty Income Trust (SBI)	9	576
Urban Edge Properties	115	2,630
Urstadt Biddle Properties, Inc. Class A	19	430
Ventas, Inc.	343	19,534
VEREIT, Inc.	930	6,919
Vornado Realty Trust	167	12,345
Washington Prime Group, Inc.	154	1,249
Washington REIT (SBI)	86	2,608
Weingarten Realty Investors (SBI)	122	3,759
Welltower, Inc.	357	22,380
Weyerhaeuser Co.	722	26,324
Whitestone REIT Class B	28	349
WP Carey, Inc.	102	6,768
Xenia Hotels & Resorts, Inc.	108	2,631
		993,107
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	9	263
CBRE Group, Inc. (a)	290	13,845
Colony NorthStar Credit Real Estate, Inc.	86	1,783
Forestar Group, Inc. (a)	8	166
HFF, Inc.	32	1,099
Howard Hughes Corp. (a)	38	5,035
Jones Lang LaSalle, Inc.	44	7,304
Kennedy-Wilson Holdings, Inc.	134	2,834
Marcus & Millichap, Inc. (a)	15	585
RE/MAX Holdings, Inc.	14	734
Realogy Holdings Corp.	136	3,101
Tejon Ranch Co. (a)	15	365
The St. Joe Co. (a)	72	1,292
		38,406

TOTAL REAL ESTATE		1,031,513

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	5,907	189,674
Atlantic Tele-Network, Inc.	7	369
CenturyLink, Inc.	940	17,522
Cincinnati Bell, Inc. (a)	42	659
Cogent Communications Group, Inc.	46	2,456
Consolidated Communications Holdings, Inc.	47	581
Frontier Communications Corp.	45	241
Globalstar, Inc. (a)	138	68
IDT Corp. Class B	22	124
Intelsat SA (a)	33	550
Iridium Communications, Inc. (a)	70	1,127
ORBCOMM, Inc. (a)	96	970
Verizon Communications, Inc.	3,925	197,467
Vonage Holdings Corp. (a)	211	2,720
WideOpenWest, Inc. (a)	21	203
Windstream Holdings, Inc.	12	63
Zayo Group Holdings, Inc. (a)	181	6,603
		421,397
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	35	791
Shenandoah Telecommunications Co.	39	1,275
Spok Holdings, Inc.	16	241
Sprint Corp. (a)	666	3,623
T-Mobile U.S., Inc. (a)	280	16,730
Telephone & Data Systems, Inc.	95	2,605
U.S. Cellular Corp. (a)	8	296
		25,561

TOTAL TELECOMMUNICATION SERVICES		446,958

UTILITIES - 2.7%
Electric Utilities - 1.5%
Allete, Inc.	52	4,025
Alliant Energy Corp.	222	9,395
American Electric Power Co., Inc.	471	32,617
Duke Energy Corp.	671	53,063
Edison International	313	19,804
El Paso Electric Co.	42	2,482
Entergy Corp.	173	13,977
Evergy, Inc.	136	7,636
Eversource Energy	304	17,817
Exelon Corp.	915	38,979
FirstEnergy Corp.	429	15,405
Hawaiian Electric Industries, Inc.	108	3,704
IDACORP, Inc.	50	4,612
MGE Energy, Inc.	38	2,396
NextEra Energy, Inc.	451	75,331
OGE Energy Corp.	192	6,760
Otter Tail Corp.	44	2,094
PG&E Corp.	495	21,067
Pinnacle West Capital Corp.	108	8,700
PNM Resources, Inc.	81	3,151
Portland General Electric Co.	91	3,891
PPL Corp.	659	18,814
Southern Co.	963	44,597
Vistra Energy Corp. (a)	274	6,483
Xcel Energy, Inc.	487	22,246
		439,046
Gas Utilities - 0.2%
Atmos Energy Corp.	106	9,555
Chesapeake Utilities Corp.	14	1,119
National Fuel Gas Co.	83	4,396
New Jersey Resources Corp.	85	3,804
Northwest Natural Gas Co.	30	1,914
ONE Gas, Inc.	52	3,886
South Jersey Industries, Inc.	79	2,644
Southwest Gas Holdings, Inc.	47	3,585
Spire, Inc.	47	3,321
UGI Corp.	165	8,592
WGL Holdings, Inc.	44	3,905
		46,721
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	292	8,964
NRG Yield, Inc.:
Class A	39	665
Class C	64	1,101
Ormat Technologies, Inc.	38	2,021
Pattern Energy Group, Inc.	95	1,781
Terraform Power, Inc.	29	339
The AES Corp.	641	8,596
		23,467
Multi-Utilities - 0.8%
Ameren Corp.	232	14,117
Avangrid, Inc.	53	2,805
Avista Corp.	56	2,949
Black Hills Corp.	54	3,305
CenterPoint Energy, Inc.	416	11,527
CMS Energy Corp.	270	12,766
Consolidated Edison, Inc.	296	23,082
Dominion Resources, Inc.	617	42,067
DTE Energy Co.	171	17,721
MDU Resources Group, Inc.	188	5,392
NiSource, Inc.	327	8,594
NorthWestern Energy Corp.	49	2,805
Public Service Enterprise Group, Inc.	482	26,095
SCANA Corp.	140	5,393
Sempra Energy	242	28,099
Unitil Corp.	12	612
Vectren Corp.	78	5,573
WEC Energy Group, Inc.	301	19,460
		232,362
Water Utilities - 0.1%
American States Water Co.	39	2,229
American Water Works Co., Inc.	172	14,685
Aqua America, Inc.	175	6,157
AquaVenture Holdings Ltd. (a)	10	156
Cadiz, Inc. (a)	18	236
California Water Service Group	51	1,986
Connecticut Water Service, Inc.	11	719
Middlesex Water Co.	11	464
Select Energy Services, Inc. Class A (a)	18	262
SJW Corp.	14	927
		27,821

TOTAL UTILITIES		769,417

TOTAL COMMON STOCKS
(Cost $27,147,294)		26,948,373

Money Market Funds - 18.8%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $5,476,147)	5,475,052	5,476,147
TOTAL INVESTMENT IN SECURITIES - 111.6%
(Cost $32,623,441)		32,424,520
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(3,370,277)
NET ASSETS - 100%		$29,054,243

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,183
Total	$2,183

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Total Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $27,147,294)	$26,948,373
Fidelity Central Funds (cost $5,476,147)	5,476,147
Total Investment in Securities (cost $32,623,441)		$32,424,520
Cash		725
Foreign currency held at value (cost $58)		58
Receivable for fund shares sold		2,115,849
Dividends receivable		11,015
Distributions receivable from Fidelity Central Funds		2,119
Total assets		34,554,286
Liabilities
Payable for investments purchased	$5,498,730
Accrued management fee	550
Distribution and service plan fees payable	214
Other affiliated payables	549
Total liabilities		5,500,043
Net Assets		$29,054,243
Net Assets consist of:
Paid in capital		$29,226,583
Undistributed net investment income		24,842
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,739
Net unrealized appreciation (depreciation) on investments		(198,921)
Net Assets		$29,054,243
Initial Class:
Net Asset Value, offering price and redemption price per share ($28,038,684 ÷ 2,759,307 shares)		$10.16
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,015,559 ÷ 100,000 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 17, 2018 (commencement of operations) to June 30, 2018 (Unaudited)
Investment Income
Dividends		$25,018
Income from Fidelity Central Funds		2,183
Total income		27,201
Expenses
Management fee	$917
Transfer agent fees	917
Distribution and service plan fees	521
Independent trustees' fees and expenses	4
Total expenses		2,359
Net investment income (loss)		24,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,740
Foreign currency transactions	(1)
Total net realized gain (loss)		1,739
Change in net unrealized appreciation (depreciation) on investment securities		(198,921)
Net gain (loss)		(197,182)
Net increase (decrease) in net assets resulting from operations		$(172,340)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 17, 2018 (commencement of operations) to June 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,842
Net realized gain (loss)	1,739
Change in net unrealized appreciation (depreciation)	(198,921)
Net increase (decrease) in net assets resulting from operations	(172,340)
Share transactions - net increase (decrease)	29,226,583
Total increase (decrease) in net assets	29,054,243
Net Assets
Beginning of period	–
End of period	$29,054,243
Other Information
Undistributed net investment income end of period	$24,842

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Total Market Index Portfolio Initial Class

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.13C
Total from investment operations	.16
Net asset value, end of period	$10.16
Total ReturnD,E	1.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H
Expenses net of fee waivers, if any	.12%H
Expenses net of all reductions	.12%H
Net investment income (loss)	1.60%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,039
Portfolio turnover rateI	- %J,K

 A For the period April 17, 2018 (commencement of operations) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class 2

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.13C
Total from investment operations	.16
Net asset value, end of period	$10.16
Total ReturnD,E	1.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H
Expenses net of fee waivers, if any	.37%H
Expenses net of all reductions	.37%H
Net investment income (loss)	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,016
Portfolio turnover rateI	–%J,K

 A For the period April 17, 2018 (commencement of operations) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Extended Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
XL Group Ltd.	0.3
lululemon athletica, Inc.	0.3
HollyFrontier Corp.	0.3
Copart, Inc.	0.3
Macy's, Inc.	0.3
Wellcare Health Plans, Inc.	0.3
Vail Resorts, Inc.	0.3
Parametric Technology Corp.	0.3
F5 Networks, Inc.	0.2
Chipotle Mexican Grill, Inc.	0.2
2.8

Top Market Sectors as of June 30, 2018

% of fund's net assets
Consumer Discretionary	15.2
Financials	15.1
Information Technology	14.7
Industrials	14.3
Health Care	10.8
Real Estate	9.7
Materials	5.3
Energy	4.5
Utilities	4.3
Consumer Staples	3.3

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
Stocks	97.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 5.9%

Extended Market Index Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.1%
Adient PLC	273	$13,429
American Axle & Manufacturing Holdings, Inc. (a)	233	3,625
Cooper Tire & Rubber Co.	163	4,287
Cooper-Standard Holding, Inc. (a)	52	6,795
Dana Holding Corp.	421	8,500
Delphi Technologies PLC	260	11,820
Dorman Products, Inc. (a)	90	6,148
Fox Factory Holding Corp. (a)	86	4,003
Gentex Corp.	843	19,406
Gentherm, Inc. (a)	111	4,362
Hertz Global Holdings, Inc. (a)	218	3,344
Horizon Global Corp. (a)	69	411
LCI Industries	73	6,581
Modine Manufacturing Co. (a)	147	2,683
Motorcar Parts of America, Inc. (a)	52	973
Shiloh Industries, Inc. (a)	31	270
Standard Motor Products, Inc.	61	2,949
Stoneridge, Inc. (a)	76	2,671
Superior Industries International, Inc.	61	1,092
Tenneco, Inc.	160	7,034
The Goodyear Tire & Rubber Co.	730	17,002
Tower International, Inc.	59	1,876
Visteon Corp. (a)	101	13,053
		142,314
Automobiles - 0.3%
Harley-Davidson, Inc.	498	20,956
REV Group, Inc.	33	561
Thor Industries, Inc.	142	13,829
Winnebago Industries, Inc.	76	3,086
		38,432
Distributors - 0.2%
Core-Mark Holding Co., Inc.	137	3,110
Pool Corp.	122	18,483
		21,593
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	167	8,033
American Public Education, Inc. (a)	49	2,063
Bridgepoint Education, Inc. (a)	76	496
Bright Horizons Family Solutions, Inc. (a)	129	13,225
Capella Education Co.	35	3,455
Career Education Corp. (a)	186	3,008
Carriage Services, Inc.	40	982
Chegg, Inc. (a)	173	4,808
Graham Holdings Co.	14	8,205
Grand Canyon Education, Inc. (a)	139	15,514
H&R Block, Inc.	613	13,964
Houghton Mifflin Harcourt Co. (a)	306	2,341
K12, Inc. (a)	103	1,686
Laureate Education, Inc. Class A (a)	104	1,490
Regis Corp. (a)	103	1,704
Service Corp. International	561	20,078
ServiceMaster Global Holdings, Inc. (a)	395	23,491
Sotheby's Class A (Ltd. vtg.) (a)	138	7,499
Strayer Education, Inc.	30	3,390
Weight Watchers International, Inc. (a)	81	8,189
		143,621
Hotels, Restaurants & Leisure - 2.6%
Belmond Ltd. Class A (a)	254	2,832
Biglari Holdings, Inc. (a)	4	734
BJ's Restaurants, Inc.	55	3,300
Bloomin' Brands, Inc.	308	6,191
Bojangles', Inc. (a)	41	590
Boyd Gaming Corp.	241	8,353
Brinker International, Inc.	145	6,902
Caesars Entertainment Corp. (a)	166	1,776
Carrols Restaurant Group, Inc. (a)	107	1,589
Chipotle Mexican Grill, Inc. (a)	73	31,490
Choice Hotels International, Inc.	105	7,938
Churchill Downs, Inc.	37	10,971
Chuy's Holdings, Inc. (a)	50	1,535
Cracker Barrel Old Country Store, Inc.	70	10,935
Dave & Buster's Entertainment, Inc. (a)	108	5,141
Del Frisco's Restaurant Group, Inc. (a)	66	832
Del Taco Restaurants, Inc. (a)	106	1,503
Denny's Corp. (a)	212	3,377
Dine Brands Global, Inc.	51	3,815
Drive Shack, Inc. (a)	185	1,428
Dunkin' Brands Group, Inc.	271	18,718
El Pollo Loco Holdings, Inc. (a)	53	604
Eldorado Resorts, Inc. (a)	62	2,424
Extended Stay America, Inc. unit	331	7,153
Fiesta Restaurant Group, Inc. (a)	81	2,325
Golden Entertainment, Inc. (a)	46	1,242
Habit Restaurants, Inc. Class A (a)	48	480
Hilton Grand Vacations, Inc. (a)	172	5,968
Hyatt Hotels Corp. Class A	112	8,641
ILG, Inc.	313	10,338
International Speedway Corp. Class A	78	3,487
Jack in the Box, Inc.	94	8,001
Marriott Vacations Worldwide Corp.	71	8,020
Monarch Casino & Resort, Inc. (a)	34	1,498
Papa John's International, Inc.	81	4,108
Penn National Gaming, Inc. (a)	223	7,491
Pinnacle Entertainment, Inc. (a)	180	6,071
Planet Fitness, Inc. (a)	149	6,547
Playa Hotels & Resorts NV (a)	159	1,717
PlayAGS, Inc. (a)	29	785
Potbelly Corp. (a)	69	894
RCI Hospitality Holdings, Inc.	26	823
Red Robin Gourmet Burgers, Inc. (a)	40	1,864
Red Rock Resorts, Inc.	84	2,814
Ruth's Hospitality Group, Inc.	87	2,440
Scientific Games Corp. Class A (a)	150	7,373
SeaWorld Entertainment, Inc. (a)	201	4,386
Shake Shack, Inc. Class A (a)	53	3,508
Six Flags Entertainment Corp.	253	17,723
Sonic Corp.	136	4,681
Texas Roadhouse, Inc. Class A	187	12,250
The Cheesecake Factory, Inc.	129	7,103
U.S. Foods Holding Corp. (a)	260	9,833
Vail Resorts, Inc.	117	32,080
Wendy's Co.	585	10,050
Wingstop, Inc.	86	4,482
Zoe's Kitchen, Inc. (a)	56	547
		339,701
Household Durables - 1.4%
AV Homes, Inc. (a)	27	578
Beazer Homes U.S.A., Inc. (a)	109	1,608
Cavco Industries, Inc. (a)	25	5,191
Century Communities, Inc. (a)	48	1,514
Ethan Allen Interiors, Inc.	79	1,936
Flexsteel Industries, Inc.	16	638
Garmin Ltd.	336	20,496
GoPro, Inc. Class A (a)	282	1,816
Hamilton Beach Brands Holding Co. Class A	20	581
Helen of Troy Ltd. (a)	82	8,073
Hooker Furniture Corp.	36	1,688
Hovnanian Enterprises, Inc. Class A (a)	304	496
Installed Building Products, Inc. (a)	57	3,223
iRobot Corp. (a)	79	5,986
KB Home	244	6,647
La-Z-Boy, Inc.	141	4,315
Leggett & Platt, Inc.	397	17,722
LGI Homes, Inc. (a)	51	2,944
Libbey, Inc.	65	528
M.D.C. Holdings, Inc.	129	3,969
M/I Homes, Inc. (a)	67	1,774
Meritage Homes Corp. (a)	112	4,922
PICO Holdings, Inc.	68	792
PulteGroup, Inc.	879	25,271
Roku, Inc. Class A	55	2,344
Taylor Morrison Home Corp. (a)	123	2,556
Tempur Sealy International, Inc. (a)	146	7,015
Toll Brothers, Inc.	443	16,387
TopBuild Corp. (a)	113	8,852
TRI Pointe Homes, Inc. (a)	425	6,953
Tupperware Brands Corp.	147	6,062
Universal Electronics, Inc. (a)	46	1,520
Vuzix Corp. (a)	39	291
William Lyon Homes, Inc. (a)	75	1,740
Zagg, Inc. (a)	83	1,436
		177,864
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	85	1,067
Blue Apron Holdings, Inc. Class A	94	315
Duluth Holdings, Inc. (a)	24	571
FTD Companies, Inc. (a)	47	218
Groupon, Inc. (a)	1,181	5,078
Lands' End, Inc. (a)	36	1,004
Liberty Expedia Holdings, Inc. (a)	158	6,943
Liberty TripAdvisor Holdings, Inc. (a)	205	3,301
NutriSystem, Inc.	84	3,234
Overstock.com, Inc. (a)	49	1,649
PetMed Express, Inc.	61	2,687
Shutterfly, Inc. (a)	99	8,913
TripAdvisor, Inc. (a)	337	18,774
Wayfair LLC Class A (a)	88	10,451
		64,205
Leisure Products - 0.6%
American Outdoor Brands Corp. (a)	174	2,093
Brunswick Corp.	265	17,087
Callaway Golf Co.	277	5,255
Johnson Outdoors, Inc. Class A	17	1,437
Malibu Boats, Inc. Class A (a)	53	2,223
Mattel, Inc.	1,016	16,683
MCBC Holdings, Inc. (a)	50	1,448
Nautilus, Inc. (a)	97	1,523
Polaris Industries, Inc.	176	21,504
Sturm, Ruger & Co., Inc.	56	3,136
Vista Outdoor, Inc. (a)	176	2,726
		75,115
Media - 2.2%
Altice U.S.A., Inc. Class A	185	3,156
AMC Entertainment Holdings, Inc. Class A	166	2,639
AMC Networks, Inc. Class A (a)	172	10,698
Cable One, Inc.	14	10,266
Cinemark Holdings, Inc.	308	10,805
Discovery Communications, Inc.:
Class A (a)	470	12,925
Class C (non-vtg.) (a)	584	14,892
E.W. Scripps Co. Class A	171	2,290
Entercom Communications Corp. Class A	64	483
Entravision Communication Corp. Class A	181	905
Fluent, Inc. (a)	94	230
Gannett Co., Inc.	333	3,563
Gray Television, Inc. (a)	199	3,144
Hemisphere Media Group, Inc. (a)	43	563
Interpublic Group of Companies, Inc.	1,147	26,886
John Wiley & Sons, Inc. Class A	132	8,237
Liberty Latin America Ltd. (a)	345	6,686
Liberty Latin America Ltd. Class A (a)	133	2,543
Lions Gate Entertainment Corp.:
Class A	171	4,244
Class B	317	7,437
Live Nation Entertainment, Inc. (a)	390	18,942
Loral Space & Communications Ltd. (a)	38	1,429
Marcus Corp.	55	1,788
Meredith Corp.	107	5,457
MSG Network, Inc. Class A (a)	186	4,455
National CineMedia, Inc.	185	1,554
New Media Investment Group, Inc.	152	2,809
News Corp.:
Class A	1,148	17,794
Class B	337	5,341
Nexstar Broadcasting Group, Inc. Class A	127	9,322
Scholastic Corp.	85	3,766
Sinclair Broadcast Group, Inc. Class A	179	5,755
Sirius XM Holdings, Inc.	4,326	29,287
Tegna, Inc.	1,000	10,850
The Madison Square Garden Co. (a)	43	13,338
The New York Times Co. Class A	355	9,195
Tribune Media Co. Class A	216	8,266
tronc, Inc. (a)	76	1,313
World Wrestling Entertainment, Inc. Class A	113	8,229
		291,482
Multiline Retail - 0.6%
Big Lots, Inc.	131	5,473
Dillard's, Inc. Class A	77	7,277
Fred's, Inc. Class A	111	253
JC Penney Corp., Inc. (a)	937	2,193
Macy's, Inc.	897	33,575
Nordstrom, Inc.	343	17,761
Ollie's Bargain Outlet Holdings, Inc. (a)	139	10,078
		76,610
Specialty Retail - 2.9%
Aaron's, Inc. Class A	186	8,082
Abercrombie & Fitch Co. Class A	199	4,872
Advance Auto Parts, Inc.	218	29,583
America's Car Mart, Inc. (a)	23	1,424
American Eagle Outfitters, Inc.	505	11,741
Armstrong Flooring, Inc. (a)	76	1,067
Asbury Automotive Group, Inc. (a)	61	4,182
Ascena Retail Group, Inc. (a)	509	2,028
AutoNation, Inc. (a)	192	9,327
Barnes & Noble Education, Inc. (a)	111	626
Barnes & Noble, Inc.	151	959
Bed Bath & Beyond, Inc.	445	8,867
Big 5 Sporting Goods Corp.	56	426
Boot Barn Holdings, Inc. (a)	36	747
Burlington Stores, Inc. (a)	208	31,310
Caleres, Inc.	129	4,436
Camping World Holdings, Inc.	33	824
Cars.com, Inc. (a)	212	6,019
Chico's FAS, Inc.	372	3,028
Citi Trends, Inc.	46	1,262
Conn's, Inc. (a)	71	2,343
Dick's Sporting Goods, Inc.	257	9,059
DSW, Inc. Class A	224	5,784
Express, Inc. (a)	235	2,150
Five Below, Inc. (a)	162	15,829
Floor & Decor Holdings, Inc. Class A (a)	58	2,861
Foot Locker, Inc.	366	19,270
Francesca's Holdings Corp. (a)	117	883
GameStop Corp. Class A	305	4,444
Gap, Inc.	647	20,956
Genesco, Inc. (a)	59	2,342
GNC Holdings, Inc. Class A (a)	193	679
Group 1 Automotive, Inc.	60	3,780
Guess?, Inc.	183	3,916
Haverty Furniture Companies, Inc.	52	1,123
Hibbett Sports, Inc. (a)	67	1,534
Kirkland's, Inc. (a)	41	477
Lithia Motors, Inc. Class A (sub. vtg.)	68	6,431
Lumber Liquidators Holdings, Inc. (a)	83	2,021
MarineMax, Inc. (a)	75	1,421
Michaels Companies, Inc. (a)	334	6,403
Monro, Inc.	95	5,520
Murphy U.S.A., Inc. (a)	106	7,875
Office Depot, Inc.	1,598	4,075
Party City Holdco, Inc. (a)	65	991
Penske Automotive Group, Inc.	110	5,154
Pier 1 Imports, Inc.	195	464
Rent-A-Center, Inc.	156	2,296
RH (a)	113	15,786
Sally Beauty Holdings, Inc. (a)	418	6,701
Shoe Carnival, Inc.	42	1,363
Signet Jewelers Ltd.	203	11,317
Sleep Number Corp. (a)	129	3,744
Sonic Automotive, Inc. Class A (sub. vtg.)	77	1,586
Sportsman's Warehouse Holdings, Inc. (a)	58	297
Tailored Brands, Inc.	139	3,547
The Buckle, Inc.	84	2,260
The Cato Corp. Class A (sub. vtg.)	73	1,797
The Children's Place Retail Stores, Inc.	53	6,402
Tile Shop Holdings, Inc.	95	732
Tilly's, Inc.	33	500
Tractor Supply Co.	370	28,301
Urban Outfitters, Inc. (a)	260	11,583
Vitamin Shoppe, Inc. (a)	68	473
Williams-Sonoma, Inc.	241	14,793
Zumiez, Inc. (a)	54	1,353
		383,426
Textiles, Apparel & Luxury Goods - 1.7%
Cadence Bancorp	57	1,646
Carter's, Inc.	146	15,825
Columbia Sportswear Co.	80	7,318
Crocs, Inc. (a)	219	3,857
Deckers Outdoor Corp. (a)	95	10,725
Emerald Expositions Events, Inc.	42	865
Fossil Group, Inc. (a)	124	3,332
G-III Apparel Group Ltd. (a)	130	5,772
Hanesbrands, Inc.	1,115	24,552
J.Jill, Inc. (a)	37	346
lululemon athletica, Inc. (a)	314	39,203
Movado Group, Inc.	46	2,222
Newmark Group, Inc.	352	5,009
Oxford Industries, Inc.	44	3,651
Perry Ellis International, Inc. (a)	34	924
PetIQ, Inc. Class A	24	645
Ralph Lauren Corp.	166	20,870
Samsonite International SA	1,800	6,367
Samsonite International SA ADR	480	8,630
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	395	11,854
Steven Madden Ltd.	159	8,443
Stitch Fix, Inc. (a)	25	686
Switch, Inc. Class A	109	1,327
TPG RE Finance Trust, Inc.	27	549
Under Armour, Inc.:
Class A (sub. vtg.) (a)	563	12,656
Class C (non-vtg.) (a)	520	10,962
Unifi, Inc. (a)	48	1,522
Vera Bradley, Inc. (a)	55	772
Wolverine World Wide, Inc.	287	9,979
		220,509

TOTAL CONSUMER DISCRETIONARY		1,974,872

CONSUMER STAPLES - 3.3%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	27	8,092
Coca-Cola Bottling Co. Consolidated	13	1,757
Craft Brew Alliance, Inc. (a)	26	537
MGP Ingredients, Inc.	35	3,108
National Beverage Corp.	35	3,742
Primo Water Corp. (a)	61	1,067
		18,303
Food & Staples Retailing - 0.5%
Andersons, Inc.	78	2,668
Casey's General Stores, Inc.	117	12,294
Chefs' Warehouse Holdings (a)	56	1,596
Ingles Markets, Inc. Class A	37	1,177
Performance Food Group Co. (a)	171	6,276
PriceSmart, Inc.	68	6,154
Rite Aid Corp. (a)	3,039	5,257
Smart & Final Stores, Inc. (a)	63	350
SpartanNash Co.	110	2,807
Sprouts Farmers Market LLC (a)	391	8,629
SUPERVALU, Inc. (a)	112	2,298
United Natural Foods, Inc. (a)	147	6,271
Weis Markets, Inc.	50	2,667
Welbilt, Inc. (a)	404	9,013
		67,457
Food Products - 1.7%
B&G Foods, Inc. Class A	198	5,920
Cal-Maine Foods, Inc. (a)	85	3,897
Calavo Growers, Inc.	46	4,423
Campbell Soup Co.	567	22,986
Darling International, Inc. (a)	479	9,523
Dean Foods Co.	272	2,859
Farmer Brothers Co. (a)	27	825
Flowers Foods, Inc.	540	11,248
Fresh Del Monte Produce, Inc.	100	4,455
Freshpet, Inc. (a)	59	1,620
Hormel Foods Corp.	788	29,321
Hostess Brands, Inc. Class A (a)	229	3,114
J&J Snack Foods Corp.	43	6,556
John B. Sanfilippo & Son, Inc.	25	1,861
Lamb Weston Holdings, Inc.	407	27,884
Lancaster Colony Corp.	57	7,890
Pilgrim's Pride Corp. (a)	165	3,321
Pinnacle Foods, Inc.	348	22,641
Post Holdings, Inc. (a)	192	16,516
Sanderson Farms, Inc.	58	6,099
Seaboard Corp.	1	3,963
The Hain Celestial Group, Inc. (a)	303	9,029
Tootsie Roll Industries, Inc.	56	1,728
TreeHouse Foods, Inc. (a)	166	8,717
		216,396
Household Products - 0.3%
Central Garden & Pet Co. (a)	39	1,696
Central Garden & Pet Co. Class A (non-vtg.) (a)	91	3,683
Energizer Holdings, Inc.	180	11,333
HRG Group, Inc. (a)	405	5,301
Orchids Paper Products Co. (a)	13	52
Spectrum Brands Holdings, Inc.	72	5,877
WD-40 Co.	41	5,996
		33,938
Personal Products - 0.6%
Avon Products, Inc. (a)	1,252	2,028
Coty, Inc. Class A	1,396	19,684
Edgewell Personal Care Co. (a)	170	8,578
elf Beauty, Inc. (a)	54	823
Herbalife Nutrition Ltd. (a)	412	22,133
Inter Parfums, Inc.	52	2,782
MediFast, Inc.	33	5,285
Natural Health Trends Corp.	15	375
Nu Skin Enterprises, Inc. Class A	149	11,650
Revlon, Inc. (a)	30	527
USANA Health Sciences, Inc. (a)	30	3,459
		77,324
Tobacco - 0.1%
22nd Century Group, Inc. (a)	265	652
Universal Corp.	75	4,954
Vector Group Ltd.	304	5,800
		11,406

TOTAL CONSUMER STAPLES		424,824

ENERGY - 4.5%
Energy Equipment & Services - 1.3%
Archrock, Inc.	204	2,448
Basic Energy Services, Inc. (a)	64	711
Bristow Group, Inc.	101	1,425
C&J Energy Services, Inc. (a)	184	4,342
Carbo Ceramics, Inc. (a)	61	559
Core Laboratories NV	129	16,281
Diamond Offshore Drilling, Inc. (a)	185	3,859
Dril-Quip, Inc. (a)	111	5,705
Ensco PLC Class A	887	6,440
Exterran Corp. (a)	90	2,254
Forum Energy Technologies, Inc. (a)	221	2,729
Frank's International NV	135	1,053
FTS International, Inc. (a)	54	769
Helix Energy Solutions Group, Inc. (a)	396	3,299
Helmerich & Payne, Inc.	324	20,658
Hornbeck Offshore Services, Inc. (a)	84	333
Key Energy Services, Inc. (a)	21	341
Mammoth Energy Services, Inc. (a)	22	747
Matrix Service Co. (a)	81	1,486
McDermott International, Inc. (a)	238	4,677
Nabors Industries Ltd.	839	5,378
NCS Multistage Holdings, Inc. (a)	23	334
Newpark Resources, Inc. (a)	248	2,691
Noble Corp. (a)	745	4,716
Oceaneering International, Inc.	289	7,358
Oil States International, Inc. (a)	152	4,879
Patterson-UTI Energy, Inc.	479	8,622
Pioneer Energy Services Corp. (a)	211	1,234
Rowan Companies PLC (a)	368	5,969
RPC, Inc.	183	2,666
SEACOR Holdings, Inc. (a)	47	2,692
Smart Sand, Inc. (a)	50	266
Solaris Oilfield Infrastructure, Inc. Class A (a)	33	472
Superior Energy Services, Inc. (a)	471	4,588
TETRA Technologies, Inc. (a)	385	1,713
Transocean Ltd. (United States) (a)	1,136	15,268
U.S. Silica Holdings, Inc.	215	5,523
Unit Corp. (a)	156	3,987
Weatherford International PLC (a)	2,862	9,416
		167,888
Oil, Gas & Consumable Fuels - 3.2%
Abraxas Petroleum Corp. (a)	402	1,162
Antero Resources Corp. (a)	422	9,010
Approach Resources, Inc. (a)	116	283
Arch Coal, Inc.	71	5,569
Ardmore Shipping Corp. (a)	72	590
Bonanza Creek Energy, Inc. (a)	59	2,234
California Resources Corp. (a)	122	5,544
Callon Petroleum Co. (a)	594	6,380
Carrizo Oil & Gas, Inc. (a)	181	5,041
Centennial Resource Development, Inc. Class A (a)	502	9,066
Chesapeake Energy Corp. (a)	2,174	11,392
Clean Energy Fuels Corp. (a)	266	982
Cloud Peak Energy, Inc. (a)	154	537
CNX Resources Corp. (a)	626	11,130
CONSOL Energy, Inc. (a)	76	2,915
Contango Oil & Gas Co. (a)	57	324
Continental Resources, Inc. (a)	254	16,449
CVR Energy, Inc.	45	1,665
Delek U.S. Holdings, Inc.	161	8,077
Denbury Resources, Inc. (a)	1,165	5,604
Eclipse Resources Corp. (a)	195	312
Energen Corp. (a)	288	20,972
Energy XXI Gulf Coast, Inc. (a)	93	822
EP Energy Corp. (a)	118	354
Extraction Oil & Gas, Inc. (a)	120	1,763
Gastar Exploration, Inc. (a)	417	234
Green Plains, Inc.	103	1,885
Gulfport Energy Corp. (a)	453	5,694
Halcon Resources Corp. (a)	434	1,905
Highpoint Resources, Inc. (a)	237	1,441
HollyFrontier Corp.	519	35,515
International Seaways, Inc. (a)	37	856
Kosmos Energy Ltd. (a)	575	4,755
Laredo Petroleum, Inc. (a)	400	3,848
Matador Resources Co. (a)	272	8,174
Midstates Petroleum Co., Inc. (a)	69	939
Murphy Oil Corp.	473	15,973
NACCO Industries, Inc. Class A	9	304
Newfield Exploration Co. (a)	586	17,727
Nine Energy Service, Inc. (a)	21	696
Oasis Petroleum, Inc. (a)	691	8,962
Overseas Shipholding Group, Inc. (a)	86	334
Pacific Ethanol, Inc. (a)	95	247
Par Pacific Holdings, Inc. (a)	93	1,616
Parsley Energy, Inc. Class A (a)	656	19,864
PBF Energy, Inc. Class A	324	13,585
PDC Energy, Inc. (a)	164	9,914
Peabody Energy Corp.	310	14,099
Penn Virginia Corp. (a)	40	3,396
QEP Resources, Inc. (a)	701	8,594
Range Resources Corp.	550	9,202
Renewable Energy Group, Inc. (a)	100	1,785
Resolute Energy Corp. (a)	57	1,778
Rex American Resources Corp. (a)	15	1,215
Ring Energy, Inc. (a)	127	1,603
RSP Permian, Inc. (a)	323	14,218
Sanchez Energy Corp. (a)	192	868
SandRidge Energy, Inc. (a)	56	993
SemGroup Corp. Class A	152	3,861
SM Energy Co.	288	7,399
Southwestern Energy Co. (a)	1,443	7,648
SRC Energy, Inc. (a)	588	6,480
Talos Energy, Inc. (a)	56	1,799
Teekay Corp.	136	1,054
Teekay Tankers Ltd.	272	318
Tellurian, Inc. (a)	186	1,548
Ultra Petroleum Corp. (a)	604	1,395
Uranium Energy Corp. (a)	346	557
W&T Offshore, Inc. (a)	259	1,852
Whiting Petroleum Corp. (a)	207	10,913
WildHorse Resource Development Corp. (a)	87	2,206
World Fuel Services Corp.	210	4,286
WPX Energy, Inc. (a)	1,156	20,843
		412,555

TOTAL ENERGY		580,443

FINANCIALS - 15.1%
Banks - 6.3%
1st Source Corp.	49	2,618
Ameris Bancorp	103	5,495
Associated Banc-Corp.	440	12,012
Atlantic Capital Bancshares, Inc. (a)	89	1,749
Banc of California, Inc.	143	2,796
BancFirst Corp.	46	2,723
Bancorp, Inc., Delaware (a)	164	1,715
BancorpSouth Bank	251	8,270
Bank of Hawaii Corp.	124	10,344
Bank of Marin Bancorp	15	1,213
Bank of the Ozarks, Inc.	271	12,206
BankUnited, Inc.	304	12,418
Banner Corp.	78	4,690
Berkshire Hills Bancorp, Inc.	101	4,101
BOK Financial Corp.	62	5,829
Boston Private Financial Holdings, Inc.	240	3,816
Bridge Bancorp, Inc.	52	1,869
Brookline Bancorp, Inc., Delaware	200	3,720
Bryn Mawr Bank Corp.	49	2,269
Byline Bancorp, Inc.	14	313
Camden National Corp.	42	1,920
Carolina Financial Corp.	47	2,017
Cathay General Bancorp	217	8,786
Centerstate Banks of Florida, Inc.	156	4,652
Central Pacific Financial Corp.	96	2,750
Chemical Financial Corp.	206	11,468
CIT Group, Inc.	391	19,710
City Holding Co.	43	3,235
CoBiz, Inc.	112	2,406
Columbia Banking Systems, Inc.	170	6,953
Commerce Bancshares, Inc.	271	17,536
Community Bank System, Inc.	130	7,679
Community Trust Bancorp, Inc.	51	2,547
ConnectOne Bancorp, Inc.	88	2,191
Cullen/Frost Bankers, Inc.	166	17,968
Customers Bancorp, Inc. (a)	87	2,469
CVB Financial Corp.	298	6,681
Eagle Bancorp, Inc. (a)	86	5,272
Enterprise Financial Services Corp.	59	3,183
Equity Bancshares, Inc. (a)	29	1,203
FCB Financial Holdings, Inc. Class A (a)	114	6,703
Fidelity Southern Corp.	58	1,474
Financial Institutions, Inc.	37	1,217
First Bancorp, North Carolina	59	2,414
First Bancorp, Puerto Rico (a)	447	3,420
First Busey Corp.	97	3,077
First Citizen Bancshares, Inc.	26	10,486
First Commonwealth Financial Corp.	253	3,924
First Financial Bancorp, Ohio	181	5,548
First Financial Bankshares, Inc.	193	9,824
First Foundation, Inc. (a)	71	1,316
First Hawaiian, Inc.	158	4,585
First Horizon National Corp.	703	12,542
First Internet Bancorp	22	750
First Interstate Bancsystem, Inc.	58	2,448
First Merchants Corp.	121	5,614
First Midwest Bancorp, Inc., Delaware	238	6,062
First of Long Island Corp.	59	1,466
Flushing Financial Corp.	81	2,114
FNB Corp., Pennsylvania	621	8,334
Franklin Financial Network, Inc. (a)	40	1,504
Fulton Financial Corp.	509	8,399
German American Bancorp, Inc.	65	2,330
Glacier Bancorp, Inc.	225	8,703
Great Western Bancorp, Inc.	178	7,474
Green Bancorp, Inc.	73	1,577
Guaranty Bancorp	51	1,520
Hancock Whitney Corp.	243	11,336
Hanmi Financial Corp.	94	2,665
Heartland Financial U.S.A., Inc.	62	3,401
Heritage Commerce Corp.	88	1,495
Heritage Financial Corp., Washington	87	3,032
Hilltop Holdings, Inc.	231	5,098
Home Bancshares, Inc.	363	8,189
Hope Bancorp, Inc.	374	6,668
Horizon Bancorp, Inc. Indiana	83	1,717
IBERIABANK Corp.	129	9,778
Independent Bank Corp.	57	1,454
Independent Bank Corp., Massachusetts	80	6,272
Independent Bank Group, Inc.	33	2,204
International Bancshares Corp.	170	7,276
Investors Bancorp, Inc.	899	11,498
Lakeland Bancorp, Inc.	111	2,203
Lakeland Financial Corp.	74	3,566
LegacyTexas Financial Group, Inc.	129	5,034
Live Oak Bancshares, Inc.	65	1,992
Luther Burbank Corp.	30	345
MB Financial, Inc.	207	9,667
Merchants Bancorp/IN	18	514
Metropolitan Bank Holding Corp. (a)	10	525
Midland States Bancorp, Inc.	15	514
National Bank Holdings Corp.	77	2,971
National Commerce Corp. (a)	38	1,759
NBT Bancorp, Inc.	138	5,265
OFG Bancorp	127	1,784
Old National Bancorp, Indiana	398	7,403
Opus Bank	49	1,406
Pacific Premier Bancorp, Inc. (a)	80	3,052
PacWest Bancorp	357	17,643
Park National Corp.	41	4,568
Peapack-Gladstone Financial Corp.	43	1,487
Peoples United Financial, Inc.	911	16,480
Pinnacle Financial Partners, Inc.	135	8,282
Popular, Inc.	308	13,925
Preferred Bank, Los Angeles	38	2,335
Prosperity Bancshares, Inc.	203	13,877
QCR Holdings, Inc.	36	1,708
Renasant Corp.	133	6,054
S&T Bancorp, Inc.	109	4,713
Sandy Spring Bancorp, Inc.	70	2,871
Seacoast Banking Corp., Florida (a)	87	2,747
ServisFirst Bancshares, Inc.	130	5,425
Signature Bank (a)	159	20,333
Simmons First National Corp. Class A	174	5,203
South State Corp.	71	6,124
Southside Bancshares, Inc.	82	2,762
State Bank Financial Corp.	100	3,340
Sterling Bancorp	382	8,977
Stock Yards Bancorp, Inc.	64	2,442
Synovus Financial Corp.	364	19,230
TCF Financial Corp.	507	12,482
Texas Capital Bancshares, Inc. (a)	143	13,085
Tompkins Financial Corp.	36	3,092
TowneBank	168	5,393
Trico Bancshares	60	2,247
TriState Capital Holdings, Inc. (a)	66	1,723
Triumph Bancorp, Inc. (a)	54	2,201
Trustmark Corp.	200	6,526
UMB Financial Corp.	127	9,681
Umpqua Holdings Corp.	654	14,774
Union Bankshares Corp.	129	5,016
United Bankshares, Inc., West Virginia	236	8,590
United Community Bank, Inc.	209	6,410
Univest Corp. of Pennsylvania	77	2,118
Valley National Bancorp	743	9,035
Veritex Holdings, Inc. (a)	48	1,491
Washington Trust Bancorp, Inc.	44	2,556
Webster Financial Corp.	272	17,326
WesBanco, Inc.	126	5,675
Westamerica Bancorp.	75	4,238
Western Alliance Bancorp. (a)	281	15,907
Wintrust Financial Corp.	151	13,145
		818,937
Capital Markets - 2.1%
Arlington Asset Investment Corp.	55	567
Artisan Partners Asset Management, Inc.	114	3,437
B. Riley Financial, Inc.	43	970
BGC Partners, Inc. Class A	648	7,335
Brighthouse Financial, Inc.	286	11,460
Cohen & Steers, Inc.	59	2,461
Cowen Group, Inc. Class A (a)	68	942
Diamond Hill Investment Group, Inc.	9	1,750
Eaton Vance Corp. (non-vtg.)	336	17,536
Evercore, Inc. Class A	115	12,127
FactSet Research Systems, Inc.	118	23,376
Federated Investors, Inc. Class B (non-vtg.)	272	6,343
Financial Engines, Inc.	157	7,049
Gain Capital Holdings, Inc.	61	461
Greenhill & Co., Inc.	82	2,329
Hamilton Lane, Inc. Class A	39	1,871
Houlihan Lokey	60	3,073
Interactive Brokers Group, Inc.	201	12,946
INTL FCStone, Inc. (a)	44	2,275
Investment Technology Group, Inc.	96	2,008
Janus Henderson Group PLC	529	16,256
Lazard Ltd. Class A	385	18,830
Legg Mason, Inc.	265	9,203
LPL Financial	234	15,336
MarketAxess Holdings, Inc.	111	21,962
Moelis & Co. Class A	68	3,988
Morningstar, Inc.	54	6,926
Oppenheimer Holdings, Inc. Class A (non-vtg.)	27	756
Piper Jaffray Companies	41	3,151
PJT Partners, Inc.	49	2,616
Stifel Financial Corp.	194	10,137
The NASDAQ OMX Group, Inc.	334	30,484
Virtu Financial, Inc. Class A	113	3,000
Virtus Investment Partners, Inc.	18	2,303
Waddell & Reed Financial, Inc. Class A	257	4,618
Westwood Holdings Group, Inc.	22	1,310
WisdomTree Investments, Inc.	329	2,987
		274,179
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)	37	13,076
Elevate Credit, Inc. (a)	33	279
Encore Capital Group, Inc. (a)	66	2,416
Enova International, Inc. (a)	70	2,559
EZCORP, Inc. (non-vtg.) Class A (a)	141	1,699
First Cash Financial Services, Inc.	144	12,938
Green Dot Corp. Class A (a)	129	9,467
LendingClub Corp. (a)	910	3,449
Navient Corp.	887	11,558
Nelnet, Inc. Class A	55	3,213
OneMain Holdings, Inc. (a)	155	5,160
PRA Group, Inc. (a)	137	5,281
Regional Management Corp. (a)	25	876
Santander Consumer U.S.A. Holdings, Inc.	321	6,128
SLM Corp. (a)	1,250	14,313
World Acceptance Corp. (a)	18	1,998
		94,410
Diversified Financial Services - 0.5%
Acushnet Holdings Corp.	58	1,419
Alteryx, Inc. (a)	52	1,984
Cannae Holdings, Inc. (a)	191	3,543
Cotiviti Holdings, Inc. (a)	112	4,943
Donnelley Financial Solutions, Inc. (a)	87	1,511
FB Financial Corp.	20	814
Granite Point Mortgage Trust, Inc.	134	2,459
Jefferies Financial Group, Inc.	959	21,808
On Deck Capital, Inc. (a)	115	805
Rafael Holdings, Inc. (a)	15	138
Victory Capital Holdings, Inc. (a)	40	423
Voya Financial, Inc.	576	27,072
		66,919
Insurance - 3.5%
AMBAC Financial Group, Inc. (a)	137	2,719
American Equity Investment Life Holding Co.	257	9,252
American Financial Group, Inc.	213	22,861
American National Insurance Co.	24	2,870
Amerisafe, Inc.	57	3,292
AmTrust Financial Services, Inc.	319	4,648
Argo Group International Holdings, Ltd.	101	5,873
Aspen Insurance Holdings Ltd.	179	7,285
Assurant, Inc.	169	17,490
Assured Guaranty Ltd.	387	13,828
Athene Holding Ltd. (a)	153	6,708
Axis Capital Holdings Ltd.	262	14,572
Brown & Brown, Inc.	668	18,524
CNO Financial Group, Inc.	507	9,653
eHealth, Inc. (a)	45	995
Employers Holdings, Inc.	93	3,739
Enstar Group Ltd. (a)	31	6,426
Erie Indemnity Co. Class A	54	6,332
Everest Re Group Ltd.	121	27,888
FBL Financial Group, Inc. Class A	28	2,205
First American Financial Corp.	324	16,757
Genworth Financial, Inc. Class A (a)	1,482	6,669
Greenlight Capital Re, Ltd. (a)	77	1,093
Hanover Insurance Group, Inc.	125	14,945
HCI Group, Inc.	22	915
Health Insurance Innovations, Inc. (a)	33	1,068
Heritage Insurance Holdings, Inc.	84	1,400
Horace Mann Educators Corp.	118	5,263
Infinity Property & Casualty Corp.	33	4,698
James River Group Holdings Ltd.	52	2,043
Kemper Corp.	143	10,818
Kinsale Capital Group, Inc.	31	1,701
Maiden Holdings Ltd.	213	1,651
MBIA, Inc. (a)	369	3,336
Mercury General Corp.	108	4,920
National General Holdings Corp.	183	4,818
National Western Life Group, Inc.	7	2,151
Navigators Group, Inc.	63	3,591
Old Republic International Corp.	720	14,335
Primerica, Inc.	135	13,446
ProAssurance Corp.	157	5,566
RenaissanceRe Holdings Ltd.	122	14,679
RLI Corp.	114	7,546
Safety Insurance Group, Inc.	42	3,587
Selective Insurance Group, Inc.	169	9,295
Stewart Information Services Corp.	70	3,015
Third Point Reinsurance Ltd. (a)	175	2,188
Trupanion, Inc. (a)	45	1,737
United Fire Group, Inc.	63	3,434
United Insurance Holdings Corp.	48	940
Universal Insurance Holdings, Inc.	94	3,299
Validus Holdings Ltd.	232	15,683
W.R. Berkley Corp.	284	20,564
White Mountains Insurance Group Ltd.	14	12,693
XL Group Ltd.	752	42,015
		449,019
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	83	1,560
AGNC Investment Corp.	974	18,107
American Capital Mortgage Investment Corp.	132	2,587
Anworth Mortgage Asset Corp.	255	1,267
Apollo Commercial Real Estate Finance, Inc.	228	4,168
Arbor Realty Trust, Inc.	129	1,345
Ares Commercial Real Estate Corp.	77	1,063
Armour Residential REIT, Inc.	105	2,395
Blackstone Mortgage Trust, Inc.	277	8,706
Capstead Mortgage Corp.	279	2,497
Cherry Hill Mortgage Investment Corp.	30	536
Chimera Investment Corp.	528	9,652
CYS Investments, Inc.	437	3,278
Dynex Capital, Inc.	126	823
Ellington Residential Mortgage REIT	25	273
Exantas Capital Corp.	85	865
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	130	2,568
Invesco Mortgage Capital, Inc.	322	5,120
Ladder Capital Corp. Class A	189	2,952
MFA Financial, Inc.	1,082	8,202
New Residential Investment Corp.	876	15,321
New York Mortgage Trust, Inc.	341	2,049
Orchid Island Capital, Inc.	67	504
PennyMac Mortgage Investment Trust	206	3,912
Redwood Trust, Inc.	218	3,590
Starwood Property Trust, Inc.	736	15,979
Two Harbors Investment Corp.	618	9,764
Western Asset Mortgage Capital Corp.	114	1,188
		130,271
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	20	1,569
Thrifts & Mortgage Finance - 1.0%
Beneficial Bancorp, Inc.	217	3,515
BofI Holding, Inc. (a)	170	6,955
Capitol Federal Financial, Inc.	372	4,896
Dime Community Bancshares, Inc.	91	1,775
Essent Group Ltd. (a)	215	7,701
Farmer Mac Class C (non-vtg.)	25	2,237
First Defiance Financial Corp.	26	1,744
Flagstar Bancorp, Inc. (a)	64	2,193
HomeStreet, Inc. (a)	72	1,940
Kearny Financial Corp.	253	3,403
Lendingtree, Inc. (a)	21	4,490
Meridian Bancorp, Inc. Maryland	144	2,758
Meta Financial Group, Inc.	26	2,532
MGIC Investment Corp. (a)	992	10,634
Nationstar Mortgage Holdings, Inc. (a)	93	1,630
New York Community Bancorp, Inc.	1,440	15,898
NMI Holdings, Inc. (a)	161	2,624
Northfield Bancorp, Inc.	152	2,526
Northwest Bancshares, Inc.	293	5,095
OceanFirst Financial Corp.	81	2,427
Ocwen Financial Corp. (a)	324	1,283
Oritani Financial Corp.	110	1,782
PDL Community Bancorp	28	440
PennyMac Financial Services, Inc. (a)	51	1,002
PHH Corp. (a)	156	1,694
Provident Financial Services, Inc.	178	4,900
Radian Group, Inc.	625	10,138
Sterling Bancorp, Inc.	41	548
TFS Financial Corp.	172	2,712
Trustco Bank Corp., New York	279	2,483
United Financial Bancorp, Inc. New	151	2,646
Walker & Dunlop, Inc.	83	4,619
Washington Federal, Inc.	260	8,502
WSFS Financial Corp.	84	4,477
		134,199

TOTAL FINANCIALS		1,969,503

HEALTH CARE - 10.8%
Biotechnology - 3.6%
Abeona Therapeutics, Inc. (a)	92	1,472
ACADIA Pharmaceuticals, Inc. (a)	282	4,306
Acceleron Pharma, Inc. (a)	94	4,561
Achaogen, Inc. (a)	81	701
Achillion Pharmaceuticals, Inc. (a)	321	908
Acorda Therapeutics, Inc. (a)	142	4,075
Adamas Pharmaceuticals, Inc. (a)	40	1,033
Aduro Biotech, Inc. (a)	73	511
Advaxis, Inc. (a)	57	83
Agenus, Inc. (a)	194	440
Agios Pharmaceuticals, Inc. (a)	96	8,086
Aimmune Therapeutics, Inc. (a)	66	1,775
Akebia Therapeutics, Inc. (a)	89	888
Alder Biopharmaceuticals, Inc. (a)	135	2,133
Alkermes PLC (a)	451	18,563
AMAG Pharmaceuticals, Inc. (a)	105	2,048
Amicus Therapeutics, Inc. (a)	419	6,545
AnaptysBio, Inc. (a)	14	995
Anavex Life Sciences Corp. (a)	81	212
Apellis Pharmaceuticals, Inc. (a)	35	770
Ardelyx, Inc. (a)	56	207
Arena Pharmaceuticals, Inc. (a)	70	3,052
Array BioPharma, Inc. (a)	494	8,289
Arrowhead Pharmaceuticals, Inc. (a)	214	2,910
Atara Biotherapeutics, Inc. (a)	62	2,279
Athersys, Inc. (a)	349	688
Audentes Therapeutics, Inc. (a)	81	3,095
AVEO Pharmaceuticals, Inc. (a)	252	570
Bellicum Pharmaceuticals, Inc. (a)	57	421
BioCryst Pharmaceuticals, Inc. (a)	197	1,129
Biohaven Pharmaceutical Holding Co. Ltd. (a)	28	1,107
Blueprint Medicines Corp. (a)	74	4,698
Calithera Biosciences, Inc. (a)	61	305
Cara Therapeutics, Inc. (a)	62	1,187
Catalyst Pharmaceutical Partners, Inc. (a)	260	811
Celldex Therapeutics, Inc. (a)	131	66
Clovis Oncology, Inc. (a)	128	5,820
Coherus BioSciences, Inc. (a)	98	1,372
Conatus Pharmaceuticals, Inc. (a)	60	257
Concert Pharmaceuticals, Inc. (a)	41	690
Corbus Pharmaceuticals Holdings, Inc. (a)	136	687
Cue Biopharma, Inc. (a)	30	356
Curis, Inc. (a)	33	57
Cytokinetics, Inc. (a)	106	880
CytomX Therapeutics, Inc. (a)	68	1,554
Deciphera Pharmaceuticals, Inc. (a)	20	787
Denali Therapeutics, Inc. (a)	36	549
Dynavax Technologies Corp. (a)	113	1,723
Eagle Pharmaceuticals, Inc. (a)	24	1,816
Editas Medicine, Inc. (a)	44	1,577
Emergent BioSolutions, Inc. (a)	109	5,503
Enanta Pharmaceuticals, Inc. (a)	41	4,752
Epizyme, Inc. (a)	118	1,599
Esperion Therapeutics, Inc. (a)	52	2,038
Exact Sciences Corp. (a)	321	19,193
Exelixis, Inc. (a)	661	14,225
FibroGen, Inc. (a)	154	9,640
Five Prime Therapeutics, Inc. (a)	93	1,470
Flexion Therapeutics, Inc. (a)	71	1,835
Foundation Medicine, Inc. (a)	39	5,331
Genomic Health, Inc. (a)	55	2,772
Geron Corp. (a)	465	1,595
Global Blood Therapeutics, Inc. (a)	58	2,622
GlycoMimetics, Inc. (a)	65	1,048
Halozyme Therapeutics, Inc. (a)	336	5,668
Heron Therapeutics, Inc. (a)	126	4,895
Idera Pharmaceuticals, Inc. (a)	331	437
Immune Design Corp. (a)	105	478
ImmunoGen, Inc. (a)	263	2,559
Immunomedics, Inc. (a)	293	6,935
Inovio Pharmaceuticals, Inc. (a)	193	757
Insmed, Inc. (a)	190	4,494
Insys Therapeutics, Inc. (a)	61	442
Intellia Therapeutics, Inc. (a)	18	492
Intercept Pharmaceuticals, Inc. (a)	51	4,279
Intrexon Corp. (a)	188	2,621
Invitae Corp. (a)	72	529
Ionis Pharmaceuticals, Inc. (a)	355	14,793
Iovance Biotherapeutics, Inc. (a)	147	1,882
Ironwood Pharmaceuticals, Inc. Class A (a)	387	7,399
Jounce Therapeutics, Inc. (a)	26	199
Kadmon Holdings, Inc. (a)	220	878
Karyopharm Therapeutics, Inc. (a)	51	866
Keryx Biopharmaceuticals, Inc. (a)	280	1,053
Kura Oncology, Inc. (a)	56	1,019
La Jolla Pharmaceutical Co. (a)	36	1,050
Lexicon Pharmaceuticals, Inc. (a)	134	1,608
Ligand Pharmaceuticals, Inc. Class B (a)	58	12,016
Loxo Oncology, Inc. (a)	48	8,327
Macrogenics, Inc. (a)	91	1,879
MannKind Corp. (a)	138	262
Merrimack Pharmaceuticals, Inc. (a)	30	147
MiMedx Group, Inc. (a)	294	1,879
Minerva Neurosciences, Inc. (a)	35	289
Mirati Therapeutics, Inc. (a)	77	3,796
Momenta Pharmaceuticals, Inc. (a)	183	3,742
Myriad Genetics, Inc. (a)	201	7,511
Natera, Inc. (a)	71	1,336
Neurocrine Biosciences, Inc. (a)	259	25,444
NewLink Genetics Corp. (a)	54	257
Novavax, Inc. (a)	714	957
Opko Health, Inc. (a)	1,071	5,034
Organovo Holdings, Inc. (a)	212	297
PDL BioPharma, Inc. (a)	445	1,041
Portola Pharmaceuticals, Inc. (a)	167	6,308
Progenics Pharmaceuticals, Inc. (a)	216	1,737
Prothena Corp. PLC (a)	102	1,487
PTC Therapeutics, Inc. (a)	98	3,306
Puma Biotechnology, Inc. (a)	85	5,028
Radius Health, Inc. (a)	112	3,301
REGENXBIO, Inc. (a)	56	4,018
Repligen Corp. (a)	97	4,563
Retrophin, Inc. (a)	101	2,753
Rigel Pharmaceuticals, Inc. (a)	322	911
Sage Therapeutics, Inc. (a)	93	14,557
Sangamo Therapeutics, Inc. (a)	204	2,897
Sarepta Therapeutics, Inc. (a)	148	19,563
Savara, Inc. (a)	68	770
Seattle Genetics, Inc. (a)	282	18,722
Selecta Biosciences, Inc. (a)	23	305
Seres Therapeutics, Inc. (a)	58	499
Solid Biosciences, Inc. (a)	20	713
Sorrento Therapeutics, Inc. (a)	74	533
Spark Therapeutics, Inc. (a)	65	5,379
Spectrum Pharmaceuticals, Inc. (a)	211	4,423
Stemline Therapeutics, Inc. (a)	57	915
Syndax Pharmaceuticals, Inc. (a)	59	414
Synergy Pharmaceuticals, Inc. (a)	548	954
Syros Pharmaceuticals, Inc. (a)	63	643
TESARO, Inc. (a)	102	4,536
TG Therapeutics, Inc. (a)	123	1,617
Tocagen, Inc. (a)	28	262
Ultragenyx Pharmaceutical, Inc. (a)	111	8,533
United Therapeutics Corp. (a)	125	14,144
Vanda Pharmaceuticals, Inc. (a)	129	2,457
Verastem, Inc. (a)	125	860
Vericel Corp. (a)	93	902
Voyager Therapeutics, Inc. (a)	52	1,016
Xencor, Inc. (a)	106	3,923
ZIOPHARM Oncology, Inc. (a)	313	945
		466,108
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.	67	5,562
Accuray, Inc. (a)	231	947
Angiodynamics, Inc. (a)	94	2,091
Anika Therapeutics, Inc. (a)	41	1,312
Antares Pharma, Inc. (a)	383	988
Atricure, Inc. (a)	87	2,353
Atrion Corp.	4	2,398
Avanos Medical, Inc. (a)	136	7,786
AxoGen, Inc. (a)	78	3,920
Cantel Medical Corp.	106	10,426
Cardiovascular Systems, Inc. (a)	98	3,169
Cerus Corp. (a)	306	2,041
CONMED Corp.	72	5,270
Cryolife, Inc. (a)	77	2,144
Cutera, Inc. (a)	41	1,652
DexCom, Inc. (a)	249	23,650
Endologix, Inc. (a)	256	1,449
Genmark Diagnostics, Inc. (a)	127	810
Glaukos Corp. (a)	34	1,382
Globus Medical, Inc. (a)	213	10,748
Haemonetics Corp. (a)	152	13,631
Heska Corp. (a)	19	1,972
Hill-Rom Holdings, Inc.	178	15,547
ICU Medical, Inc. (a)	44	12,921
Inogen, Inc. (a)	47	8,758
Insulet Corp. (a)	170	14,569
Integer Holdings Corp. (a)	81	5,237
Integra LifeSciences Holdings Corp. (a)	178	11,465
Invacare Corp.	101	1,879
iRhythm Technologies, Inc. (a)	20	1,623
K2M Group Holdings, Inc. (a)	104	2,340
Lantheus Holdings, Inc. (a)	93	1,353
LeMaitre Vascular, Inc.	33	1,105
LivaNova PLC (a)	129	12,877
Masimo Corp. (a)	132	12,890
Meridian Bioscience, Inc.	129	2,051
Merit Medical Systems, Inc. (a)	133	6,810
Natus Medical, Inc. (a)	99	3,416
Neogen Corp. (a)	148	11,868
Nevro Corp. (a)	65	5,190
NuVasive, Inc. (a)	146	7,610
NxStage Medical, Inc. (a)	175	4,883
OraSure Technologies, Inc. (a)	168	2,767
Orthofix International NV (a)	51	2,898
Penumbra, Inc. (a)	75	10,361
Pulse Biosciences, Inc. (a)	15	227
Quidel Corp. (a)	82	5,453
Rockwell Medical Technologies, Inc. (a)	150	740
Sientra, Inc. (a)	37	722
Staar Surgical Co. (a)	78	2,418
Steris PLC	250	26,253
Tactile Systems Technology, Inc. (a)	42	2,184
Varex Imaging Corp. (a)	113	4,191
ViewRay, Inc. (a)	77	533
West Pharmaceutical Services, Inc.	216	21,447
Wright Medical Group NV (a)	301	7,814
		338,101
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	222	9,082
Aceto Corp.	73	245
Amedisys, Inc. (a)	82	7,008
American Renal Associates Holdings, Inc. (a)	32	505
AMN Healthcare Services, Inc. (a)	140	8,204
BioScrip, Inc. (a)	323	946
BioTelemetry, Inc. (a)	81	3,645
Brookdale Senior Living, Inc. (a)	548	4,981
Capital Senior Living Corp. (a)	77	822
Chemed Corp.	49	15,769
Community Health Systems, Inc. (a)	345	1,145
Corvel Corp. (a)	27	1,458
Cross Country Healthcare, Inc. (a)	89	1,001
Diplomat Pharmacy, Inc. (a)	122	3,118
Envision Healthcare Corp. (a)	349	15,359
G1 Therapeutics, Inc. (a)	20	869
HealthEquity, Inc. (a)	125	9,388
HealthSouth Corp.	266	18,014
Kindred Healthcare, Inc. (a)	248	2,232
LHC Group, Inc. (a)	43	3,680
LifePoint Hospitals, Inc. (a)	118	5,758
Magellan Health Services, Inc. (a)	68	6,525
MEDNAX, Inc. (a)	270	11,686
Molina Healthcare, Inc. (a)	127	12,438
National Healthcare Corp.	29	2,041
National Vision Holdings, Inc.	46	1,682
OptiNose, Inc.	21	588
Owens & Minor, Inc.	184	3,075
Patterson Companies, Inc.	245	5,554
Premier, Inc. (a)	148	5,384
Providence Service Corp. (a)	36	2,828
Quorum Health Corp. (a)	93	465
RadNet, Inc. (a)	93	1,395
Select Medical Holdings Corp. (a)	314	5,699
Surgery Partners, Inc. (a)	51	760
Tenet Healthcare Corp. (a)	234	7,855
The Ensign Group, Inc.	140	5,015
Tivity Health, Inc. (a)	96	3,379
Triple-S Management Corp. (a)	69	2,695
U.S. Physical Therapy, Inc.	36	3,456
Wellcare Health Plans, Inc. (a)	131	32,257
		228,006
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	553	6,636
athenahealth, Inc. (a)	116	18,460
Castlight Health, Inc. Class B (a)	129	548
Computer Programs & Systems, Inc.	30	987
Evolent Health, Inc. (a)	47	989
HealthStream, Inc.	73	1,994
HMS Holdings Corp. (a)	248	5,362
Inovalon Holdings, Inc. Class A (a)	182	1,806
Medidata Solutions, Inc. (a)	164	13,212
Omnicell, Inc. (a)	107	5,612
Quality Systems, Inc. (a)	133	2,594
Tabula Rasa HealthCare, Inc. (a)	38	2,426
Teladoc, Inc. (a)	106	6,153
Veeva Systems, Inc. Class A (a)	299	22,981
Vocera Communications, Inc. (a)	71	2,122
		91,882
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)	69	1,539
Bio-Rad Laboratories, Inc. Class A (a)	61	17,601
Bio-Techne Corp.	111	16,422
Bruker Corp.	309	8,973
Cambrex Corp. (a)	95	4,969
Charles River Laboratories International, Inc. (a)	141	15,829
Codexis, Inc. (a)	109	1,570
Enzo Biochem, Inc. (a)	104	540
Fluidigm Corp. (a)	65	387
Luminex Corp.	114	3,366
Medpace Holdings, Inc. (a)	20	860
Nanostring Technologies, Inc. (a)	37	506
NeoGenomics, Inc. (a)	146	1,914
Pacific Biosciences of California, Inc. (a)	236	838
PerkinElmer, Inc.	327	23,946
PRA Health Sciences, Inc. (a)	113	10,550
Syneos Health, Inc. (a)	157	7,363
		117,173
Pharmaceuticals - 1.2%
Aclaris Therapeutics, Inc. (a)	31	619
Adamis Pharmaceuticals Corp. (a)	74	237
Aerie Pharmaceuticals, Inc. (a)	98	6,620
Akcea Therapeutics, Inc.	43	1,020
Akorn, Inc. (a)	264	4,380
Amneal Pharmaceuticals, Inc. (a)	211	3,463
Amphastar Pharmaceuticals, Inc. (a)	108	1,648
ANI Pharmaceuticals, Inc. (a)	24	1,603
Aratana Therapeutics, Inc. (a)	66	281
Assembly Biosciences, Inc. (a)	49	1,921
Biodelivery Sciences International, Inc. (a)	112	330
Catalent, Inc. (a)	367	15,374
Clementia Pharmaceuticals, Inc.	20	263
Collegium Pharmaceutical, Inc. (a)	55	1,312
Corcept Therapeutics, Inc. (a)	243	3,820
Corium International, Inc. (a)	63	505
CymaBay Therapeutics, Inc. (a)	173	2,322
DepoMed, Inc. (a)	163	1,087
Dermira, Inc. (a)	75	690
Endo International PLC (a)	583	5,498
Horizon Pharma PLC (a)	476	7,883
Innoviva, Inc. (a)	224	3,091
Intersect ENT, Inc. (a)	74	2,771
Intra-Cellular Therapies, Inc. (a)	107	1,891
Jazz Pharmaceuticals PLC (a)	178	30,669
Kala Pharmaceuticals, Inc.	18	247
Lannett Co., Inc. (a)	77	1,047
Mallinckrodt PLC (a)	311	5,803
Melinta Therapeutics, Inc. (a)	34	216
MyoKardia, Inc. (a)	43	2,135
Neos Therapeutics, Inc. (a)	48	300
Ocular Therapeutix, Inc. (a)	63	425
Omeros Corp. (a)	120	2,177
Otonomy, Inc. (a)	65	250
Pacira Pharmaceuticals, Inc. (a)	107	3,429
Paratek Pharmaceuticals, Inc. (a)	48	490
Phibro Animal Health Corp. Class A	55	2,533
Prestige Brands Holdings, Inc. (a)	156	5,987
Reata Pharmaceuticals, Inc. (a)	21	734
Revance Therapeutics, Inc. (a)	60	1,647
Rhythm Pharmaceuticals, Inc.	18	563
Supernus Pharmaceuticals, Inc. (a)	148	8,858
Teligent, Inc. (a)	133	460
Tetraphase Pharmaceuticals, Inc. (a)	117	418
The Medicines Company (a)	202	7,413
TherapeuticsMD, Inc. (a)	466	2,908
Theravance Biopharma, Inc. (a)	111	2,517
WAVE Life Sciences (a)	24	918
Zogenix, Inc. (a)	72	3,182
Zynerba Pharmaceuticals, Inc. (a)	26	253
		154,208

TOTAL HEALTH CARE		1,395,478

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.3%
AAR Corp.	94	4,370
Aerojet Rocketdyne Holdings, Inc. (a)	205	6,045
AeroVironment, Inc. (a)	59	4,214
Astronics Corp. (a)	67	2,410
Axon Enterprise, Inc. (a)	154	9,730
BWX Technologies, Inc.	291	18,135
Cubic Corp.	74	4,751
Curtiss-Wright Corp.	131	15,592
Ducommun, Inc. (a)	29	960
Engility Holdings, Inc. (a)	53	1,624
Esterline Technologies Corp. (a)	87	6,421
HEICO Corp.	122	8,897
HEICO Corp. Class A	206	12,556
Hexcel Corp.	270	17,923
KEYW Holding Corp. (a)	120	1,049
KLX, Inc. (a)	156	11,216
Kratos Defense & Security Solutions, Inc. (a)	162	1,865
Mercury Systems, Inc. (a)	138	5,252
Moog, Inc. Class A	94	7,328
National Presto Industries, Inc.	15	1,860
Sparton Corp. (a)	27	513
Teledyne Technologies, Inc. (a)	103	20,503
Triumph Group, Inc.	151	2,960
Vectrus, Inc. (a)	30	925
Wesco Aircraft Holdings, Inc. (a)	167	1,879
		168,978
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	137	3,095
Atlas Air Worldwide Holdings, Inc. (a)	74	5,306
Echo Global Logistics, Inc. (a)	81	2,369
Forward Air Corp.	89	5,258
Hub Group, Inc. Class A (a)	98	4,880
		20,908
Airlines - 0.5%
Alaska Air Group, Inc.	363	21,922
Allegiant Travel Co.	39	5,419
Hawaiian Holdings, Inc.	156	5,608
JetBlue Airways Corp. (a)	952	18,069
SkyWest, Inc.	152	7,889
Spirit Airlines, Inc. (a)	206	7,488
		66,395
Building Products - 1.2%
AAON, Inc.	119	3,957
Advanced Drain Systems, Inc. Del	104	2,969
Allegion PLC	284	21,970
American Woodmark Corp. (a)	40	3,662
Apogee Enterprises, Inc.	84	4,046
Armstrong World Industries, Inc. (a)	145	9,164
Builders FirstSource, Inc. (a)	256	4,682
Continental Building Products, Inc. (a)	116	3,660
COVIA Corp. (a)	89	1,652
CSW Industrials, Inc. (a)	47	2,484
GCP Applied Technologies, Inc. (a)	209	6,051
Gibraltar Industries, Inc. (a)	90	3,375
GMS, Inc. (a)	19	515
Griffon Corp.	88	1,566
Insteel Industries, Inc.	52	1,737
Jeld-Wen Holding, Inc. (a)	109	3,116
Lennox International, Inc.	115	23,017
Masonite International Corp. (a)	88	6,323
NCI Building Systems, Inc. (a)	116	2,436
Patrick Industries, Inc. (a)	66	3,752
PGT, Inc. (a)	143	2,982
Quanex Building Products Corp.	100	1,795
Simpson Manufacturing Co. Ltd.	122	7,587
Trex Co., Inc. (a)	174	10,891
Universal Forest Products, Inc.	180	6,592
USG Corp. (a)	266	11,470
		151,451
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	165	4,815
ACCO Brands Corp.	322	4,460
ADS Waste Holdings, Inc. (a)	62	1,536
Brady Corp. Class A	138	5,320
Casella Waste Systems, Inc. Class A (a)	116	2,971
CECO Environmental Corp.	80	491
Clean Harbors, Inc. (a)	154	8,555
Copart, Inc. (a)	600	33,936
Covanta Holding Corp.	391	6,452
Deluxe Corp.	142	9,402
Ennis, Inc.	85	1,730
Essendant, Inc.	111	1,467
Evoqua Water Technologies Corp. (a)	83	1,702
Healthcare Services Group, Inc.	212	9,156
Heritage-Crystal Clean, Inc. (a)	42	844
Herman Miller, Inc.	175	5,933
HNI Corp.	132	4,910
Hudson Technologies, Inc. (a)	107	215
InnerWorkings, Inc. (a)	106	921
Interface, Inc.	193	4,429
KAR Auction Services, Inc.	407	22,304
Kimball International, Inc. Class B	117	1,891
Knoll, Inc.	147	3,059
LSC Communications, Inc.	72	1,128
Matthews International Corp. Class A	95	5,586
McGrath RentCorp.	71	4,492
Mobile Mini, Inc.	130	6,097
Msa Safety, Inc.	92	8,863
Multi-Color Corp.	40	2,586
Pitney Bowes, Inc.	550	4,714
Quad/Graphics, Inc.	85	1,771
R.R. Donnelley & Sons Co.	222	1,279
Rollins, Inc.	281	14,775
SP Plus Corp. (a)	53	1,972
Steelcase, Inc. Class A	250	3,375
Stericycle, Inc. (a)	251	16,388
Team, Inc. (a)	85	1,964
Tetra Tech, Inc.	166	9,711
The Brink's Co.	131	10,447
U.S. Ecology, Inc.	63	4,013
UniFirst Corp.	45	7,961
Viad Corp.	60	3,255
VSE Corp.	23	1,099
		247,975
Construction & Engineering - 1.2%
AECOM (a)	457	15,095
Aegion Corp. (a)	103	2,652
Argan, Inc.	40	1,638
Comfort Systems U.S.A., Inc.	109	4,992
Dycom Industries, Inc. (a)	92	8,695
EMCOR Group, Inc.	180	13,712
Fluor Corp.	411	20,049
Goldfield Corp.	62	264
Granite Construction, Inc.	116	6,457
Great Lakes Dredge & Dock Corp. (a)	171	898
Jacobs Engineering Group, Inc.	356	22,602
KBR, Inc.	420	7,526
Keane Group, Inc. (a)	77	1,053
MasTec, Inc. (a)	192	9,744
MYR Group, Inc. (a)	45	1,596
NV5 Holdings, Inc. (a)	21	1,455
Primoris Services Corp.	117	3,186
Quanta Services, Inc. (a)	449	14,997
Sterling Construction Co., Inc. (a)	64	834
Tutor Perini Corp. (a)	121	2,232
Valmont Industries, Inc.	66	9,950
		149,627
Electrical Equipment - 0.6%
Acuity Brands, Inc.	123	14,252
AZZ, Inc.	75	3,259
Babcock & Wilcox Enterprises, Inc. (a)	39	93
Encore Wire Corp.	60	2,847
Energous Corp. (a)	48	712
EnerSys	127	9,479
FuelCell Energy, Inc. (a)	180	238
Generac Holdings, Inc. (a)	187	9,674
Hubbell, Inc. Class B	153	16,178
Plug Power, Inc. (a)	514	1,038
Powell Industries, Inc.	24	836
Regal Beloit Corp.	131	10,716
Sunrun, Inc. (a)	190	2,499
Thermon Group Holdings, Inc. (a)	104	2,378
TPI Composites, Inc. (a)	35	1,023
Vivint Solar, Inc. (a)	59	292
		75,514
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	190	20,579
ITT, Inc.	261	13,642
Raven Industries, Inc.	109	4,191
		38,412
Machinery - 3.9%
Actuant Corp. Class A	174	5,107
AGCO Corp.	197	11,962
Alamo Group, Inc.	29	2,620
Albany International Corp. Class A	85	5,113
Allison Transmission Holdings, Inc.	489	19,800
Altra Industrial Motion Corp.	75	3,233
American Railcar Industries, Inc.	21	829
Astec Industries, Inc.	54	3,229
Barnes Group, Inc.	146	8,599
Briggs & Stratton Corp.	130	2,289
Cactus, Inc. (a)	82	2,771
Chart Industries, Inc. (a)	89	5,490
CIRCOR International, Inc.	48	1,774
Colfax Corp. (a)	288	8,827
Columbus McKinnon Corp. (NY Shares)	61	2,645
Commercial Vehicle Group, Inc. (a)	68	499
Crane Co.	148	11,859
Donaldson Co., Inc.	388	17,507
Douglas Dynamics, Inc.	65	3,120
Energy Recovery, Inc. (a)	92	743
EnPro Industries, Inc.	64	4,477
ESCO Technologies, Inc.	76	4,385
ExOne Co. (a)	28	198
Federal Signal Corp.	180	4,192
Flowserve Corp.	387	15,635
Franklin Electric Co., Inc.	113	5,096
FreightCar America, Inc.	32	537
Gardner Denver Holdings, Inc. (a)	123	3,615
Global Brass & Copper Holdings, Inc.	62	1,944
Gorman-Rupp Co.	55	1,925
Graco, Inc.	489	22,113
Greenbrier Companies, Inc.	86	4,537
Harsco Corp. (a)	235	5,194
Hillenbrand, Inc.	184	8,676
Hyster-Yale Materials Handling Class A	30	1,928
John Bean Technologies Corp.	86	7,645
Kadant, Inc.	31	2,981
Kennametal, Inc.	238	8,544
Lincoln Electric Holdings, Inc.	184	16,148
Lindsay Corp.	30	2,910
Lydall, Inc. (a)	52	2,270
Manitowoc Co., Inc. (a)	106	2,741
Meritor, Inc. (a)	254	5,225
Middleby Corp. (a)	170	17,751
Milacron Holdings Corp. (a)	89	1,685
Mueller Industries, Inc.	169	4,987
Mueller Water Products, Inc. Class A	473	5,544
Navistar International Corp. New (a)	190	7,737
NN, Inc.	81	1,531
Nordson Corp.	157	20,160
Oshkosh Corp.	221	15,541
ProPetro Holding Corp. (a)	169	2,650
Proto Labs, Inc. (a)	71	8,445
RBC Bearings, Inc. (a)	70	9,017
Rexnord Corp. (a)	301	8,747
Spartan Motors, Inc.	98	1,480
SPX Corp. (a)	120	4,206
SPX Flow, Inc. (a)	123	5,384
Standex International Corp.	40	4,088
Sun Hydraulics Corp.	73	3,518
Tennant Co.	53	4,187
Terex Corp.	309	13,037
Timken Co.	205	8,928
Titan International, Inc.	135	1,449
Toro Co.	324	19,521
TriMas Corp. (a)	137	4,028
Trinity Industries, Inc.	449	15,383
Wabash National Corp.	178	3,321
WABCO Holdings, Inc. (a)	153	17,904
Wabtec Corp.	262	25,828
Watts Water Technologies, Inc. Class A	83	6,507
Woodward, Inc.	163	12,528
		506,024
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	86	468
Kirby Corp. (a)	159	13,292
Matson, Inc.	127	4,874
		18,634
Professional Services - 1.2%
Acacia Research Corp. (a)	129	535
Asgn, Inc. (a)	142	11,103
Barrett Business Services, Inc.	20	1,931
CBIZ, Inc.(a)	155	3,565
CRA International, Inc.	25	1,272
Dun & Bradstreet Corp.	110	13,492
Exponent, Inc.	153	7,390
Forrester Research, Inc.	27	1,133
FTI Consulting, Inc. (a)	124	7,500
Heidrick & Struggles International, Inc.	57	1,995
Huron Consulting Group, Inc. (a)	63	2,577
ICF International, Inc.	54	3,837
Insperity, Inc.	112	10,668
Kelly Services, Inc. Class A (non-vtg.)	82	1,841
Kforce, Inc.	71	2,435
Korn/Ferry International	169	10,466
Manpower, Inc.	199	17,126
MISTRAS Group, Inc. (a)	47	887
Navigant Consulting, Inc. (a)	135	2,989
Resources Connection, Inc.	80	1,352
Robert Half International, Inc.	381	24,803
TransUnion Holding Co., Inc.	258	18,483
TriNet Group, Inc. (a)	103	5,762
TrueBlue, Inc. (a)	124	3,342
WageWorks, Inc. (a)	108	5,400
Willdan Group, Inc. (a)	19	588
		162,472
Road & Rail - 0.7%
AMERCO	16	5,698
ArcBest Corp.	68	3,108
Avis Budget Group, Inc. (a)	256	8,320
Covenant Transport Group, Inc. Class A (a)	31	977
Daseke, Inc. (a)	102	1,013
Genesee & Wyoming, Inc. Class A (a)	182	14,800
Heartland Express, Inc.	127	2,356
Knight-Swift Transportation Holdings, Inc. Class A	196	7,489
Landstar System, Inc.	124	13,541
Marten Transport Ltd.	116	2,720
Ryder System, Inc.	159	11,426
Saia, Inc. (a)	73	5,902
Schneider National, Inc. Class B	91	2,503
Werner Enterprises, Inc.	132	4,957
YRC Worldwide, Inc. (a)	90	905
		85,715
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	279	11,710
Aircastle Ltd.	160	3,280
Applied Industrial Technologies, Inc.	115	8,067
Beacon Roofing Supply, Inc. (a)	176	7,501
BMC Stock Holdings, Inc. (a)	141	2,940
CAI International, Inc. (a)	42	976
DXP Enterprises, Inc. (a)	48	1,834
GATX Corp.	119	8,833
H&E Equipment Services, Inc.	90	3,385
HD Supply Holdings, Inc. (a)	553	23,718
Herc Holdings, Inc. (a)	70	3,944
Kaman Corp.	80	5,575
MRC Global, Inc. (a)	281	6,089
MSC Industrial Direct Co., Inc. Class A	131	11,115
Nexeo Solutions, Inc. (a)	179	1,634
Now, Inc. (a)	324	4,319
Rush Enterprises, Inc. Class A (a)	91	3,948
SiteOne Landscape Supply, Inc. (a)	65	5,458
Textainer Group Holdings Ltd. (a)	83	1,320
Titan Machinery, Inc. (a)	51	793
Triton International Ltd.	96	2,943
Univar, Inc. (a)	296	7,767
Veritiv Corp. (a)	26	1,036
Watsco, Inc.	77	13,728
WESCO International, Inc. (a)	124	7,080
		148,993
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	219	9,242

TOTAL INDUSTRIALS		1,850,340

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.3%
ADTRAN, Inc.	140	2,079
Aerohive Networks, Inc. (a)	70	278
Applied Optoelectronics, Inc. (a)	48	2,155
Arris International PLC (a)	567	13,860
CalAmp Corp. (a)	104	2,437
Calix Networks, Inc. (a)	118	920
Carvana Co. Class A (a)	45	1,872
Ciena Corp. (a)	414	10,975
CommScope Holding Co., Inc. (a)	576	16,822
Comtech Telecommunications Corp.	69	2,200
EchoStar Holding Corp. Class A (a)	136	6,038
EMCORE Corp. (a)	58	293
Extreme Networks, Inc. (a)	326	2,595
F5 Networks, Inc. (a)	184	31,731
Finisar Corp. (a)	324	5,832
Harmonic, Inc. (a)	215	914
Infinera Corp. (a)	432	4,290
InterDigital, Inc.	101	8,171
Lumentum Holdings, Inc. (a)	160	9,264
NETGEAR, Inc. (a)	97	6,063
NetScout Systems, Inc. (a)	270	8,019
Oclaro, Inc. (a)	363	3,242
Plantronics, Inc.	98	7,473
Quantenna Communications, Inc. (a)	17	264
Sonus Networks, Inc. (a)	136	968
Ubiquiti Networks, Inc. (a)	75	6,354
ViaSat, Inc. (a)	151	9,924
Viavi Solutions, Inc. (a)	675	6,912
		171,945
Electronic Equipment & Components - 2.7%
Anixter International, Inc. (a)	83	5,254
Arrow Electronics, Inc. (a)	264	19,874
Avnet, Inc.	377	16,170
AVX Corp.	137	2,147
Badger Meter, Inc.	88	3,934
Belden, Inc.	122	7,457
Benchmark Electronics, Inc.	148	4,314
Cardtronics PLC (a)	130	3,143
Casa Systems, Inc. (a)	220	3,593
Coherent, Inc. (a)	72	11,262
Control4 Corp. (a)	47	1,143
CTS Corp.	95	3,420
Daktronics, Inc.	109	928
Dolby Laboratories, Inc. Class A	167	10,302
Electro Scientific Industries, Inc. (a)	98	1,545
ePlus, Inc. (a)	38	3,576
Fabrinet	110	4,058
FARO Technologies, Inc. (a)	51	2,772
Fitbit, Inc. (a)	413	2,697
FLIR Systems, Inc.	397	20,632
II-VI, Inc. (a)	161	6,995
Insight Enterprises, Inc. (a)	104	5,089
IPG Photonics Corp. (a)	109	24,049
Iteris, Inc. (a)	62	300
Itron, Inc. (a)	98	5,885
Jabil, Inc.	548	15,158
KEMET Corp. (a)	125	3,019
Keysight Technologies, Inc. (a)	499	29,456
Knowles Corp. (a)	255	3,902
Littelfuse, Inc.	66	15,060
Maxwell Technologies, Inc. (a)	91	473
Mesa Laboratories, Inc.	10	2,111
Methode Electronics, Inc. Class A	112	4,514
MicroVision, Inc. (a)	215	241
MTS Systems Corp.	50	2,633
National Instruments Corp.	311	13,056
Novanta, Inc. (a)	93	5,794
OSI Systems, Inc. (a)	52	4,021
Park Electrochemical Corp.	51	1,183
PC Mall, Inc. (a)	28	424
Plexus Corp. (a)	98	5,835
Rogers Corp. (a)	52	5,796
Sanmina Corp. (a)	212	6,212
ScanSource, Inc. (a)	75	3,023
SYNNEX Corp.	85	8,203
Systemax, Inc.	41	1,408
Tech Data Corp. (a)	105	8,623
TTM Technologies, Inc. (a)	254	4,478
VeriFone Systems, Inc. (a)	327	7,462
Vishay Intertechnology, Inc.	390	9,048
Zebra Technologies Corp. Class A (a)	155	22,204
		353,876
Internet Software & Services - 2.0%
2U, Inc. (a)	123	10,278
Alarm.com Holdings, Inc. (a)	36	1,454
ANGI Homeservices, Inc. Class A (a)	151	2,322
AppFolio, Inc. (a)	30	1,835
Apptio, Inc. Class A (a)	20	724
Benefitfocus, Inc. (a)	43	1,445
BlackLine, Inc. (a)	23	999
Blucora, Inc. (a)	115	4,255
Box, Inc. Class A (a)	172	4,298
Carbonite, Inc. (a)	55	1,920
Care.com, Inc. (a)	43	898
Cision Ltd. (a)	114	1,704
Cloudera, Inc. (a)	232	3,164
Cornerstone OnDemand, Inc. (a)	148	7,020
Coupa Software, Inc. (a)	90	5,602
Endurance International Group Holdings, Inc. (a)	190	1,891
Envestnet, Inc. (a)	126	6,924
Etsy, Inc. (a)	283	11,940
Five9, Inc. (a)	110	3,803
GoDaddy, Inc. (a)	145	10,237
Gogo, Inc. (a)	158	768
GrubHub, Inc. (a)	252	26,437
GTT Communications, Inc. (a)	75	3,375
Hortonworks, Inc. (a)	127	2,314
Instructure, Inc. (a)	12	511
Internap Network Services Corp. (a)	42	438
j2 Global, Inc.	140	12,125
Limelight Networks, Inc. (a)	284	1,269
LivePerson, Inc. (a)	153	3,228
LogMeIn, Inc.	155	16,004
Match Group, Inc. (a)	131	5,075
MeetMe, Inc. (a)	130	582
MINDBODY, Inc. (a)	50	1,930
MongoDB, Inc. Class A	26	1,290
New Relic, Inc. (a)	92	9,254
NIC, Inc.	185	2,877
Nutanix, Inc. Class A (a)	53	2,733
Okta, Inc. (a)	58	2,921
Pandora Media, Inc. (a)	670	5,280
Q2 Holdings, Inc. (a)	79	4,507
QuinStreet, Inc. (a)	109	1,384
Quotient Technology, Inc. (a)	208	2,725
Shutterstock, Inc. (a)	58	2,753
SPS Commerce, Inc. (a)	50	3,674
Stamps.com, Inc. (a)	47	11,893
The Trade Desk, Inc. (a)	33	3,095
TrueCar, Inc. (a)	182	1,836
Twilio, Inc. Class A (a)	41	2,297
Web.com Group, Inc. (a)	145	3,748
XO Group, Inc. (a)	73	2,336
Yatra Online, Inc. (a)	42	225
Yelp, Inc. (a)	177	6,935
Zillow Group, Inc.:
Class A (a)	151	9,022
Class C (a)	293	17,305
		254,859
IT Services - 2.1%
Acxiom Corp. (a)	229	6,859
Booz Allen Hamilton Holding Corp. Class A	437	19,110
CACI International, Inc. Class A (a)	72	12,136
Cass Information Systems, Inc.	29	1,996
Conduent, Inc. (a)	496	9,012
Convergys Corp.	283	6,917
CoreLogic, Inc. (a)	255	13,235
CSG Systems International, Inc.	93	3,801
EPAM Systems, Inc. (a)	132	16,412
Euronet Worldwide, Inc. (a)	154	12,901
Everi Holdings, Inc. (a)	203	1,462
EVERTEC, Inc.	186	4,064
ExlService Holdings, Inc. (a)	98	5,548
First Data Corp. Class A (a)	554	11,595
Genpact Ltd.	402	11,630
Hackett Group, Inc.	65	1,045
ManTech International Corp. Class A	75	4,023
Maximus, Inc.	191	11,863
MoneyGram International, Inc. (a)	75	502
Perficient, Inc. (a)	107	2,822
Presidio, Inc. (a)	51	668
Sabre Corp.	612	15,080
Science Applications International Corp.	132	10,683
Sykes Enterprises, Inc. (a)	114	3,281
Syntel, Inc. (a)	84	2,696
Teradata Corp. (a)	383	15,377
The Western Union Co.	1,353	27,506
Travelport Worldwide Ltd.	366	6,786
Ttec Holdings, Inc.	47	1,624
Unisys Corp. (a)	145	1,871
Virtusa Corp. (a)	82	3,992
WEX, Inc. (a)	113	21,524
		268,021
Semiconductors & Semiconductor Equipment - 2.2%
Acacia Communications, Inc. (a)	42	1,462
Advanced Energy Industries, Inc. (a)	119	6,913
Alpha & Omega Semiconductor Ltd. (a)	51	726
Amkor Technology, Inc. (a)	394	3,384
Axcelis Technologies, Inc. (a)	86	1,703
AXT, Inc. (a)	79	557
Brooks Automation, Inc.	202	6,589
Cabot Microelectronics Corp.	70	7,529
Cavium, Inc. (a)	198	17,127
Ceva, Inc. (a)	61	1,842
Cirrus Logic, Inc. (a)	190	7,283
Cohu, Inc.	81	1,985
Cree, Inc. (a)	294	12,222
CyberOptics Corp. (a)	16	278
Cypress Semiconductor Corp.	952	14,832
Diodes, Inc. (a)	115	3,964
Entegris, Inc.	417	14,136
First Solar, Inc. (a)	227	11,954
FormFactor, Inc. (a)	212	2,820
Ichor Holdings Ltd. (a)	47	997
Impinj, Inc. (a)	49	1,083
Inphi Corp. (a)	107	3,489
Integrated Device Technology, Inc. (a)	397	12,656
Kopin Corp. (a)	160	458
Kulicke & Soffa Industries, Inc.	210	5,002
Lattice Semiconductor Corp. (a)	366	2,401
MACOM Technology Solutions Holdings, Inc. (a)	105	2,419
MaxLinear, Inc. Class A (a)	157	2,448
MKS Instruments, Inc.	158	15,121
Monolithic Power Systems, Inc.	110	14,704
Nanometrics, Inc. (a)	75	2,656
NeoPhotonics Corp. (a)	81	505
NVE Corp.	15	1,827
PDF Solutions, Inc. (a)	77	922
Photronics, Inc. (a)	203	1,619
Pixelworks, Inc. (a)	70	253
Power Integrations, Inc.	84	6,136
Rambus, Inc. (a)	330	4,138
Rudolph Technologies, Inc. (a)	94	2,782
Semtech Corp. (a)	191	8,987
Sigma Designs, Inc. (a)	92	561
Silicon Laboratories, Inc. (a)	122	12,151
SMART Global Holdings, Inc. (a)	14	446
SolarEdge Technologies, Inc. (a)	85	4,067
SunPower Corp. (a)	178	1,365
Synaptics, Inc. (a)	103	5,188
Teradyne, Inc.	593	22,576
Ultra Clean Holdings, Inc. (a)	97	1,610
Universal Display Corp.	130	11,180
Veeco Instruments, Inc. (a)	118	1,682
Versum Materials, Inc.	317	11,777
Xcerra Corp. (a)	161	2,249
Xperi Corp.	147	2,367
		285,128
Software - 4.0%
8x8, Inc. (a)	266	5,333
A10 Networks, Inc. (a)	126	785
ACI Worldwide, Inc. (a)	344	8,486
Altair Engineering, Inc. Class A (a)	63	2,153
Appian Corp. Class A (a)	18	651
Aspen Technology, Inc. (a)	228	21,145
Asure Software, Inc. (a)	29	463
Avaya Holdings Corp. (a)	311	6,245
Black Knight, Inc. (a)	69	3,695
Blackbaud, Inc.	141	14,445
Bottomline Technologies, Inc. (a)	107	5,332
CDK Global, Inc.	387	25,174
CommVault Systems, Inc. (a)	124	8,165
Digimarc Corp. (a)	35	938
Ebix, Inc.	66	5,033
Ellie Mae, Inc. (a)	98	10,176
Everbridge, Inc. (a)	51	2,418
Fair Isaac Corp. (a)	92	17,785
FireEye, Inc. (a)	447	6,879
Forescout Technologies, Inc. (a)	61	2,090
Fortinet, Inc. (a)	433	27,032
Glu Mobile, Inc. (a)	298	1,910
Guidewire Software, Inc. (a)	217	19,265
HubSpot, Inc. (a)	91	11,411
Imperva, Inc. (a)	83	4,005
Manhattan Associates, Inc. (a)	207	9,731
MicroStrategy, Inc. Class A (a)	27	3,449
Mitek Systems, Inc. (a)	91	810
MobileIron, Inc. (a)	116	516
Model N, Inc. (a)	60	1,116
Monotype Imaging Holdings, Inc.	122	2,477
Nuance Communications, Inc. (a)	746	10,358
Onespan, Inc. (a)	88	1,729
Parametric Technology Corp. (a)	341	31,989
Paycom Software, Inc. (a)	119	11,761
Paylocity Holding Corp. (a)	73	4,297
Pegasystems, Inc.	105	5,754
Progress Software Corp.	144	5,590
Proofpoint, Inc. (a)	124	14,298
PROS Holdings, Inc. (a)	77	2,816
QAD, Inc. Class A	27	1,354
Qualys, Inc. (a)	85	7,166
Rapid7, Inc. (a)	50	1,411
RealPage, Inc. (a)	156	8,596
Red Violet, Inc. (a)	20	172
RingCentral, Inc. (a)	179	12,593
SailPoint Technologies Holding, Inc. (a)	59	1,448
SendGrid, Inc. (a)	24	636
Snap, Inc. Class A (a)	641	8,391
SS&C Technologies Holdings, Inc.	501	26,002
Tableau Software, Inc. (a)	171	16,715
The Rubicon Project, Inc. (a)	97	276
TiVo Corp.	353	4,748
Tyler Technologies, Inc. (a)	98	21,766
Ultimate Software Group, Inc. (a)	86	22,129
Upland Software, Inc. (a)	28	962
Varonis Systems, Inc. (a)	47	3,502
Verint Systems, Inc. (a)	186	8,249
VirnetX Holding Corp. (a)	144	490
VMware, Inc. Class A (a)	210	30,864
Workiva, Inc. (a)	63	1,537
Zendesk, Inc. (a)	220	11,988
Zynga, Inc. (a)	2,262	9,206
		517,906
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	318	4,392
Avid Technology, Inc. (a)	96	499
Cray, Inc. (a)	121	2,977
Diebold Nixdorf, Inc.	222	2,653
Eastman Kodak Co. (a)	94	357
Electronics for Imaging, Inc. (a)	142	4,624
Immersion Corp. (a)	91	1,405
NCR Corp. (a)	362	10,853
Pure Storage, Inc. Class A (a)	241	5,755
Quantum Corp. (a)	95	209
Super Micro Computer, Inc. (a)	113	2,672
U.S.A. Technologies, Inc. (a)	118	1,652
Xerox Corp.	630	15,120
		53,168

TOTAL INFORMATION TECHNOLOGY		1,904,903

MATERIALS - 5.3%
Chemicals - 2.5%
A. Schulman, Inc.	86	3,827
Advanced Emissions Solutions, Inc.	69	784
AdvanSix, Inc. (a)	87	3,187
American Vanguard Corp.	76	1,744
Ashland Global Holdings, Inc.	183	14,307
Axalta Coating Systems Ltd. (a)	639	19,368
Balchem Corp.	93	9,127
Cabot Corp.	185	11,427
Chase Corp.	21	2,462
Ferro Corp. (a)	246	5,129
Flotek Industries, Inc. (a)	153	494
H.B. Fuller Co.	147	7,891
Hawkins, Inc.	26	919
Huntsman Corp.	585	17,082
Ingevity Corp. (a)	123	9,946
Innophos Holdings, Inc.	58	2,761
Innospec, Inc.	71	5,435
Intrepid Potash, Inc. (a)	252	1,033
KMG Chemicals, Inc.	22	1,623
Koppers Holdings, Inc. (a)	61	2,339
Kraton Performance Polymers, Inc. (a)	92	4,245
Kronos Worldwide, Inc.	66	1,487
LSB Industries, Inc. (a)	52	276
Minerals Technologies, Inc.	103	7,761
NewMarket Corp.	27	10,922
Olin Corp.	489	14,044
OMNOVA Solutions, Inc. (a)	112	1,165
Platform Specialty Products Corp. (a)	616	7,146
PolyOne Corp.	245	10,589
PQ Group Holdings, Inc.	88	1,584
Quaker Chemical Corp.	39	6,040
Rayonier Advanced Materials, Inc.	130	2,222
RPM International, Inc.	394	22,978
Sensient Technologies Corp.	131	9,373
Stepan Co.	59	4,603
The Mosaic Co.	1,030	28,892
The Scotts Miracle-Gro Co. Class A	130	10,811
Trinseo SA	131	9,294
Tronox Ltd. Class A	195	3,838
Valvoline, Inc.	607	13,093
Venator Materials PLC	60	982
W.R. Grace & Co.	209	15,322
Westlake Chemical Corp.	109	11,732
		319,284
Construction Materials - 0.2%
Eagle Materials, Inc.	143	15,011
Forterra, Inc. (a)	52	506
Foundation Building Materials, Inc. (a)	33	508
Summit Materials, Inc.	323	8,479
U.S. Concrete, Inc. (a)	40	2,100
United States Lime & Minerals, Inc.	6	503
		27,107
Containers & Packaging - 1.0%
Aptargroup, Inc.	183	17,089
Bemis Co., Inc.	276	11,650
Berry Global Group, Inc. (a)	378	17,365
Crown Holdings, Inc. (a)	415	18,575
Graphic Packaging Holding Co.	939	13,625
Greif, Inc. Class A	77	4,073
Myers Industries, Inc.	69	1,325
Owens-Illinois, Inc. (a)	472	7,934
Sealed Air Corp.	532	22,583
Silgan Holdings, Inc.	218	5,849
Sonoco Products Co.	292	15,330
		135,398
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)	938	4,071
Alcoa Corp. (a)	431	20,205
Allegheny Technologies, Inc. (a)	320	8,038
Atkore International Group, Inc. (a)	53	1,101
Carpenter Technology Corp.	139	7,307
Century Aluminum Co. (a)	145	2,284
Cleveland-Cliffs, Inc. (a)	616	5,193
Coeur d'Alene Mines Corp. (a)	567	4,309
Commercial Metals Co.	341	7,199
Compass Minerals International, Inc.	100	6,575
Gold Resource Corp.	157	1,035
Haynes International, Inc.	33	1,212
Hecla Mining Co.	1,185	4,124
Kaiser Aluminum Corp.	53	5,518
Materion Corp.	58	3,141
McEwen Mining, Inc.	684	1,416
Olympic Steel, Inc.	23	469
Reliance Steel & Aluminum Co.	215	18,821
Royal Gold, Inc.	192	17,825
Ryerson Holding Corp. (a)	39	435
Schnitzer Steel Industries, Inc. Class A	80	2,696
SunCoke Energy, Inc. (a)	193	2,586
TimkenSteel Corp. (a)	112	1,831
United States Steel Corp.	515	17,896
Warrior Metropolitan Coal, Inc.	51	1,406
Worthington Industries, Inc.	130	5,456
		152,149
Paper & Forest Products - 0.4%
Boise Cascade Co.	115	5,141
Clearwater Paper Corp. (a)	44	1,016
Domtar Corp.	184	8,784
Kapstone Paper & Packaging Corp.	257	8,867
Louisiana-Pacific Corp.	420	11,432
Mercer International, Inc. (SBI)	127	2,223
Neenah, Inc.	50	4,243
P.H. Glatfelter Co.	128	2,508
Resolute Forest Products (a)	273	2,826
Schweitzer-Mauduit International, Inc.	87	3,804
Verso Corp. (a)	88	1,915
		52,759

TOTAL MATERIALS		686,697

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.1%
Acadia Realty Trust (SBI)	239	6,541
Agree Realty Corp.	76	4,011
Alexander & Baldwin, Inc.	135	3,173
Alexanders, Inc.	11	4,209
American Assets Trust, Inc.	117	4,480
American Campus Communities, Inc.	392	16,809
American Homes 4 Rent Class A	636	14,106
Americold Realty Trust	137	3,017
Apartment Investment & Management Co. Class A	464	19,627
Apple Hospitality (REIT), Inc.	457	8,171
Armada Hoffler Properties, Inc.	99	1,475
Ashford Hospitality Trust, Inc.	241	1,952
Bluerock Residential Growth (REIT), Inc.	60	535
Braemar Hotels & Resorts, Inc.	73	834
Brandywine Realty Trust (SBI)	532	8,980
Brixmor Property Group, Inc.	764	13,317
Camden Property Trust (SBI)	258	23,512
CareTrust (REIT), Inc.	190	3,171
CatchMark Timber Trust, Inc.	130	1,655
CBL & Associates Properties, Inc.	502	2,796
Cedar Realty Trust, Inc.	206	972
Chatham Lodging Trust	117	2,483
Chesapeake Lodging Trust	179	5,664
City Office REIT, Inc.	70	898
Colony NorthStar, Inc.	1,626	10,146
Columbia Property Trust, Inc.	373	8,471
Community Healthcare Trust, Inc.	35	1,045
CorEnergy Infrastructure Trust, Inc.	32	1,203
CorePoint Lodging, Inc. (a)	119	3,082
CoreSite Realty Corp.	99	10,971
Corporate Office Properties Trust (SBI)	281	8,146
Corrections Corp. of America	351	8,385
Cousins Properties, Inc.	1,029	9,971
CubeSmart	529	17,044
CyrusOne, Inc.	217	12,664
DCT Industrial Trust, Inc.	268	17,884
DDR Corp.	460	8,234
DiamondRock Hospitality Co.	581	7,135
Douglas Emmett, Inc.	425	17,077
Easterly Government Properties, Inc.	66	1,304
EastGroup Properties, Inc.	96	9,174
Education Realty Trust, Inc.	212	8,798
Empire State Realty Trust, Inc.	366	6,259
EPR Properties	186	12,051
Equity Commonwealth (a)	371	11,687
Equity Lifestyle Properties, Inc.	234	21,505
Farmland Partners, Inc.	87	766
Federal Realty Investment Trust (SBI)	214	27,082
First Industrial Realty Trust, Inc.	345	11,502
Forest City Realty Trust, Inc. Class A	641	14,621
Four Corners Property Trust, Inc.	185	4,557
Franklin Street Properties Corp.	315	2,696
Front Yard Residential Corp. Class B	181	1,886
Gaming & Leisure Properties	572	20,478
Getty Realty Corp.	82	2,310
Gladstone Commercial Corp.	68	1,307
Global Medical REIT, Inc.	54	478
Global Net Lease, Inc.	165	3,371
Government Properties Income Trust	208	3,297
Gramercy Property Trust	415	11,338
Healthcare Realty Trust, Inc.	350	10,178
Healthcare Trust of America, Inc.	425	11,458
Hersha Hospitality Trust	126	2,703
Highwoods Properties, Inc. (SBI)	298	15,118
Hospitality Properties Trust (SBI)	485	13,876
Hudson Pacific Properties, Inc.	430	15,235
Independence Realty Trust, Inc.	188	1,938
Industrial Logistics Properties Trust(a)	52	1,162
InfraReit, Inc.	110	2,439
Investors Real Estate Trust	362	2,002
Invitation Homes, Inc.	226	5,212
iStar Financial, Inc. (a)	227	2,449
JBG SMITH Properties	273	9,956
Jernigan Capital, Inc.	45	858
Kilroy Realty Corp.	287	21,709
Kimco Realty Corp.	1,259	21,390
Kite Realty Group Trust	257	4,390
Lamar Advertising Co. Class A	244	16,668
LaSalle Hotel Properties (SBI)	334	11,433
Lexington Corporate Properties Trust	642	5,605
Liberty Property Trust (SBI)	433	19,195
Life Storage, Inc.	136	13,234
LTC Properties, Inc.	112	4,787
Mack-Cali Realty Corp.	267	5,415
MedEquities Realty Trust, Inc.	53	584
Medical Properties Trust, Inc.	943	13,240
Monmouth Real Estate Investment Corp. Class A	203	3,356
National Health Investors, Inc.	117	8,621
National Retail Properties, Inc.	434	19,079
National Storage Affiliates Trust	125	3,853
New Senior Investment Group, Inc.	240	1,817
NexPoint Residential Trust, Inc.	47	1,337
NorthStar Realty Europe Corp.	164	2,376
Omega Healthcare Investors, Inc.	577	17,887
Outfront Media, Inc.	414	8,052
Paramount Group, Inc.	514	7,916
Park Hotels & Resorts, Inc.	336	10,292
Pebblebrook Hotel Trust	211	8,187
Pennsylvania Real Estate Investment Trust (SBI)	210	2,308
Physicians Realty Trust	402	6,408
Piedmont Office Realty Trust, Inc. Class A	420	8,371
Potlatch Corp.	119	6,051
Preferred Apartment Communities, Inc. Class A	72	1,223
PS Business Parks, Inc.	59	7,582
QTS Realty Trust, Inc. Class A	140	5,530
Quality Care Properties, Inc. (a)	278	5,980
Ramco-Gershenson Properties Trust (SBI)	238	3,144
Rayonier, Inc.	360	13,928
Regency Centers Corp.	308	19,121
Retail Opportunity Investments Corp.	325	6,227
Retail Properties America, Inc.	712	9,099
Rexford Industrial Realty, Inc.	195	6,121
RLJ Lodging Trust	366	8,070
Ryman Hospitality Properties, Inc.	150	12,473
Sabra Health Care REIT, Inc.	188	4,085
Safety Income and Growth, Inc.	30	569
Saul Centers, Inc.	32	1,715
Select Income REIT	196	4,404
Senior Housing Properties Trust (SBI)	694	12,554
Seritage Growth Properties	71	3,013
Spirit MTA REIT (a)	148	1,524
Spirit Realty Capital, Inc.	1,411	11,330
Stag Industrial, Inc.	224	6,100
Store Capital Corp.	459	12,577
Summit Hotel Properties, Inc.	250	3,578
Sun Communities, Inc.	194	18,989
Sunstone Hotel Investors, Inc.	633	10,520
Tanger Factory Outlet Centers, Inc.	279	6,554
Taubman Centers, Inc.	181	10,636
Terreno Realty Corp.	137	5,161
The GEO Group, Inc.	329	9,061
The Macerich Co.	356	20,231
TIER REIT, Inc.	139	3,305
UDR, Inc.	786	29,506
UMH Properties, Inc.	71	1,090
Uniti Group, Inc.	411	8,232
Universal Health Realty Income Trust (SBI)	36	2,303
Urban Edge Properties	274	6,266
Urstadt Biddle Properties, Inc. Class A	92	2,082
VEREIT, Inc.	2,876	21,397
Washington Prime Group, Inc.	557	4,517
Washington REIT (SBI)	223	6,764
Weingarten Realty Investors (SBI)	345	10,629
Whitestone REIT Class B	79	986
WP Carey, Inc.	312	20,701
Xenia Hotels & Resorts, Inc.	318	7,746
		1,185,081
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	33	963
Colony NorthStar Credit Real Estate, Inc.	246	5,100
Forestar Group, Inc. (a)	77	1,598
HFF, Inc.	100	3,435
Howard Hughes Corp. (a)	106	14,045
Jones Lang LaSalle, Inc.	133	22,077
Kennedy-Wilson Holdings, Inc.	268	5,668
Marcus & Millichap, Inc. (a)	43	1,677
RE/MAX Holdings, Inc.	50	2,623
Realogy Holdings Corp.	417	9,508
Tejon Ranch Co. (a)	49	1,191
The St. Joe Co. (a)	227	4,075
		71,960

TOTAL REAL ESTATE		1,257,041

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	29	1,530
Cincinnati Bell, Inc. (a)	123	1,931
Cogent Communications Group, Inc.	118	6,301
Consolidated Communications Holdings, Inc.	158	1,953
Frontier Communications Corp.	233	1,249
Globalstar, Inc. (a)	953	467
IDT Corp. Class B	42	236
Intelsat SA (a)	117	1,949
Iridium Communications, Inc. (a)	241	3,880
ORBCOMM, Inc. (a)	194	1,959
Vonage Holdings Corp. (a)	569	7,334
WideOpenWest, Inc. (a)	54	522
Windstream Holdings, Inc.	45	237
Zayo Group Holdings, Inc. (a)	288	10,506
		40,054
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	112	2,530
Shenandoah Telecommunications Co.	132	4,316
Spok Holdings, Inc.	57	858
Sprint Corp. (a)	1,883	10,244
Telephone & Data Systems, Inc.	271	7,431
U.S. Cellular Corp. (a)	40	1,482
		26,861

TOTAL TELECOMMUNICATION SERVICES		66,915

UTILITIES - 4.3%
Electric Utilities - 1.5%
Allete, Inc.	144	11,147
Alliant Energy Corp.	679	28,735
El Paso Electric Co.	121	7,151
Evergy, Inc.	418	23,471
Hawaiian Electric Industries, Inc.	319	10,942
IDACORP, Inc.	149	13,744
MGE Energy, Inc.	100	6,305
OGE Energy Corp.	587	20,668
Otter Tail Corp.	116	5,522
Pinnacle West Capital Corp.	329	26,504
PNM Resources, Inc.	233	9,064
Portland General Electric Co.	260	11,118
Spark Energy, Inc. Class A,	29	283
Vistra Energy Corp. (a)	833	19,709
		194,363
Gas Utilities - 1.1%
Atmos Energy Corp.	305	27,493
Chesapeake Utilities Corp.	47	3,758
National Fuel Gas Co.	251	13,293
New Jersey Resources Corp.	255	11,411
Northwest Natural Gas Co.	84	5,359
ONE Gas, Inc.	155	11,585
South Jersey Industries, Inc.	237	7,932
Southwest Gas Holdings, Inc.	141	10,754
Spire, Inc.	133	9,396
UGI Corp.	508	26,452
WGL Holdings, Inc.	149	13,224
		140,657
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	930	28,551
NRG Yield, Inc.:
Class A	108	1,841
Class C	180	3,096
Ormat Technologies, Inc.	103	5,479
Pattern Energy Group, Inc.	191	3,581
Terraform Power, Inc.	207	2,422
The AES Corp.	1,945	26,082
		71,052
Multi-Utilities - 0.9%
Avangrid, Inc.	162	8,575
Avista Corp.	188	9,900
Black Hills Corp.	158	9,671
MDU Resources Group, Inc.	566	16,233
NiSource, Inc.	946	24,861
NorthWestern Energy Corp.	141	8,072
SCANA Corp.	422	16,255
Unitil Corp.	43	2,195
Vectren Corp.	241	17,219
		112,981
Water Utilities - 0.3%
American States Water Co.	110	6,288
Aqua America, Inc.	523	18,399
AquaVenture Holdings Ltd. (a)	18	280
Cadiz, Inc. (a)	63	825
California Water Service Group	141	5,492
Connecticut Water Service, Inc.	32	2,090
Middlesex Water Co.	49	2,066
Select Energy Services, Inc. Class A (a)	58	843
SJW Corp.	46	3,046
		39,329

TOTAL UTILITIES		558,382

TOTAL COMMON STOCKS
(Cost $12,644,978)		12,669,398

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $437,368)	437,280	437,368
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $13,082,346)		13,106,766
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(148,587)
NET ASSETS - 100%		$12,958,179

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$983
Total	$983

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Extended Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,644,978)	$12,669,398
Fidelity Central Funds (cost $437,368)	437,368
Total Investment in Securities (cost $13,082,346)		$13,106,766
Cash		730
Foreign currency held at value (cost $41)		41
Receivable for fund shares sold		278,874
Dividends receivable		12,845
Distributions receivable from Fidelity Central Funds		918
Total assets		13,400,174
Liabilities
Payable for investments purchased	$440,904
Payable for fund shares redeemed	3
Accrued management fee	468
Distribution and service plan fees payable	219
Other affiliated payables	401
Total liabilities		441,995
Net Assets		$12,958,179
Net Assets consist of:
Paid in capital		$12,910,789
Undistributed net investment income		20,609
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,361
Net unrealized appreciation (depreciation) on investments		24,420
Net Assets		$12,958,179
Initial Class:
Net Asset Value, offering price and redemption price per share ($11,921,444 ÷ 1,149,442 shares)		$10.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,036,735 ÷ 100,000 shares)		$10.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 17, 2018 (commencement of operations) to June 30, 2018 (Unaudited)
Investment Income
Dividends		$21,831
Income from Fidelity Central Funds		983
Total income		22,814
Expenses
Management fee	$901
Transfer agent fees	772
Distribution and service plan fees	528
Independent trustees' fees and expenses	4
Total expenses		2,205
Net investment income (loss)		20,609
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,362
Foreign currency transactions	(1)
Total net realized gain (loss)		2,361
Change in net unrealized appreciation (depreciation) on investment securities		24,420
Net gain (loss)		26,781
Net increase (decrease) in net assets resulting from operations		$47,390

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 17, 2018 (commencement of operations) to June 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,609
Net realized gain (loss)	2,361
Change in net unrealized appreciation (depreciation)	24,420
Net increase (decrease) in net assets resulting from operations	47,390
Share transactions - net increase (decrease)	12,910,789
Total increase (decrease) in net assets	12,958,179
Net Assets
Beginning of period	–
End of period	$12,958,179
Other Information
Undistributed net investment income end of period	$20,609

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Extended Market Index Portfolio Initial Class

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.34
Total from investment operations	.37
Net asset value, end of period	$10.37
Total ReturnC,D	3.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.13%G
Expenses net of fee waivers, if any	.13%G
Expenses net of all reductions	.13%G
Net investment income (loss)	1.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$11,921
Portfolio turnover rateH	1%I

 A For the period April 17, 2018 (commencement of operations) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class 2

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.34
Total from investment operations	.37
Net asset value, end of period	$10.37
Total ReturnC,D	3.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G
Expenses net of fee waivers, if any	.38%G
Expenses net of all reductions	.38%G
Net investment income (loss)	1.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,037
Portfolio turnover rateH	1%I

 A For the period April 17, 2018 (commencement of operations) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

International Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1
Nestle SA (Reg. S) (Switzerland, Food Products)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.6
Total SA (France, Oil, Gas & Consumable Fuels)	0.6
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.6
8.1

Top Market Sectors as of June 30, 2018

% of fund's net assets
Financials	19.4
Industrials	11.5
Information Technology	10.3
Consumer Discretionary	10.1
Consumer Staples	8.7
Materials	7.7
Health Care	7.1
Energy	6.1
Telecommunication Services	3.8
Real Estate	2.7

Geographic Diversification (% of fund's net assets)

As of June 30, 2018
Japan	17.6%
United States of America*	10.2%
United Kingdom	9.9%
Canada	6.1%
France	5.7%
Germany	5.4%
Switzerland	4.6%
Australia	4.3%
Cayman Islands	4.0%
Other	32.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund’s net assets)

As of June 30, 2018
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

International Index Portfolio

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
Australia - 4.3%
AGL Energy Ltd.	740	$12,311
ALS Ltd.	340	1,897
Alumina Ltd.	2,451	5,079
Amcor Ltd.	1,274	13,586
AMP Ltd.	2,777	7,316
Ansell Ltd.	102	2,052
APA Group unit	1,024	7,464
Aristocrat Leisure Ltd.	629	14,384
Atlas Arteria Ltd. unit	851	4,050
Australia & New Zealand Banking Group Ltd.	3,087	64,515
Bank of Queensland Ltd.	327	2,466
Bendigo & Adelaide Bank Ltd.	899	7,212
BHP Billiton Ltd.	3,305	82,698
BlueScope Steel Ltd.	520	6,642
Boral Ltd.	1,166	5,635
Brambles Ltd.	1,438	9,450
Caltex Australia Ltd.	259	6,237
Carsales.com Ltd.	170	1,902
Challenger Ltd.	599	5,244
Cimic Group Ltd.	69	2,160
Coca-Cola Amatil Ltd.	982	6,679
Cochlear Ltd.	53	7,851
Commonwealth Bank of Australia	1,805	97,339
Computershare Ltd.	441	6,015
Crown Ltd.	424	4,236
CSL Ltd.	467	66,570
DEXUS Property Group unit	926	6,654
Dominos Pizza Enterprises Ltd.	44	1,700
Downer EDI Ltd.	302	1,515
Evolution Mining Ltd.	1,642	4,265
Flight Centre Travel Group Ltd.	39	1,837
Fortescue Metals Group Ltd.	1,703	5,533
Goodman Group unit	1,947	13,861
Healthscope Ltd.	1,213	1,984
Iluka Resources Ltd.	528	4,369
Incitec Pivot Ltd.	1,822	4,895
Insurance Australia Group Ltd.	2,558	16,148
IOOF Holdings Ltd.	232	1,544
JB Hi-Fi Ltd.	82	1,367
Lendlease Group unit	519	7,609
Link Administration Holdings Ltd.	262	1,421
Macquarie Group Ltd.	355	32,485
Medibank Private Ltd.	2,671	5,772
Metcash Ltd.	687	1,327
Mineral Resources Ltd.	124	1,469
Mirvac Group unit	3,583	5,754
National Australia Bank Ltd.	2,832	57,503
Newcrest Mining Ltd.	820	13,229
NIB Holdings Ltd.	387	1,641
Northern Star Resources Ltd.	787	4,228
OneMarket Ltd. (a)	58	55
Orica Ltd.	384	5,044
Origin Energy Ltd. (a)	1,967	14,600
Orora Ltd.	763	2,016
Qantas Airways Ltd.	2,169	9,888
QBE Insurance Group Ltd.	1,554	11,201
Qube Holdings Ltd.	1,069	1,907
Ramsay Health Care Ltd.	136	5,433
realestate.com.au Ltd.	83	5,582
Rio Tinto Ltd.	478	29,516
Santos Ltd. (a)	2,140	9,930
Scentre Group unit	5,963	19,373
SEEK Ltd.	348	5,617
Sonic Healthcare Ltd.	431	7,824
South32 Ltd.	5,697	15,220
SP AusNet	1,292	1,535
Spark Infrastructure Group unit	1,208	2,038
Stockland Corp. Ltd. unit	2,224	6,534
Suncorp Group Ltd.	1,423	15,365
Sydney Airport unit	2,386	12,643
Tabcorp Holdings Ltd.	1,132	3,736
Telstra Corp. Ltd.	12,649	24,465
The GPT Group unit	1,677	6,280
The Star Entertainment Group Ltd.	1,081	3,944
Transurban Group unit	2,237	19,816
Treasury Wine Estates Ltd.	829	10,669
Vicinity Centers unit	3,072	5,888
Wesfarmers Ltd.	1,134	41,424
Westpac Banking Corp.	3,522	76,487
Whitehaven Coal Ltd.	471	2,015
Woodside Petroleum Ltd.	800	20,994
Woolworths Group Ltd.	1,307	29,520
WorleyParsons Ltd.	138	1,785

TOTAL AUSTRALIA		1,077,444

Austria - 0.2%
ams AG	66	4,917
Andritz AG	83	4,406
BAWAG Group AG	32	1,495
BUWOG AG	41	1,391
BUWOG AG	60	2,018
CA Immobilien Anlagen AG	54	1,800
Erste Group Bank AG	306	12,775
IMMOFINANZ Immobilien Anlagen AG	67	1,596
Lenzing AG	17	2,053
Oesterreichische Post AG	34	1,552
OMV AG	145	8,224
Osterreichische Elektrizitatswirtschafts AG	142	4,593
Raiffeisen International Bank-Holding AG	144	4,421
UNIQA Insurance Group AG	230	2,117
Voestalpine AG	128	5,897
Wienerberger AG	87	2,172

TOTAL AUSTRIA		61,427

Bailiwick of Jersey - 0.7%
Experian PLC	998	24,689
Glencore Xstrata PLC	12,404	59,260
Polymetal International PLC	149	1,318
Randgold Resources Ltd.	89	6,850
Shire PLC	948	53,409
Wolseley PLC	254	20,616
WPP PLC	1,364	21,431

TOTAL BAILIWICK OF JERSEY		187,573

Belgium - 0.8%
Ackermans & Van Haaren SA	53	9,129
Ageas	199	10,042
Anheuser-Busch InBev SA NV	894	90,173
Bpost SA	71	1,122
Cofinimmo SA	20	2,466
Colruyt NV	40	2,283
Galapagos Genomics NV (a)	67	6,171
Groupe Bruxelles Lambert SA	81	8,544
KBC Ancora	25	1,341
KBC Groep NV	366	28,261
Proximus	290	6,540
Sofina SA	10	1,728
Solvay SA Class A	72	9,093
Telenet Group Holding NV (a)	34	1,588
UCB SA	126	9,909
Umicore SA	206	11,824

TOTAL BELGIUM		200,214

Bermuda - 0.4%
Beijing Enterprises Water Group Ltd.	4,000	2,182
Brilliance China Automotive Holdings Ltd.	4,000	7,219
Cheung Kong Infrastructure Holdings Ltd.	1,000	7,412
China Gas Holdings Ltd.	2,600	10,456
China Resource Gas Group Ltd.	2,000	8,667
Cosan Ltd.	100	759
Credicorp Ltd. (United States)	65	14,633
Dairy Farm International Holdings Ltd.	300	2,637
Golar LNG Ltd.	73	2,151
Haier Electronics Group Co. Ltd.	1,000	3,422
Hiscox Ltd.	291	5,857
Hongkong Land Holdings Ltd.	1,000	7,150
Jardine Matheson Holdings Ltd.	279	17,605
Jardine Strategic Holdings Ltd.	200	7,296
Kerry Properties Ltd.	500	2,393
Kunlun Energy Co. Ltd.	2,000	1,751
Landing International Development Ltd. (a)	60,000	918
Li & Fung Ltd.	4,000	1,468
Nine Dragons Paper (Holdings) Ltd.	1,000	1,275
NWS Holdings Ltd.	1,000	1,731
Shangri-La Asia Ltd.	2,000	3,763
Vtech Holdings Ltd.	100	1,154
Yue Yuen Industrial (Holdings) Ltd.	500	1,412

TOTAL BERMUDA		113,311

Brazil - 0.7%
Ambev SA	4,800	22,268
Banco Bradesco SA	600	3,774
Banco do Brasil SA	1,200	8,871
BB Seguridade Participacoes SA	800	5,049
BM&F BOVESPA SA	1,900	10,025
BR Malls Participacoes SA	500	1,251
Brasil Foods SA (a)	400	1,858
CCR SA	600	1,567
Centrais Eletricas Brasileiras SA (Electrobras) (a)	400	1,258
Cielo SA	1,200	5,115
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	1,202
Companhia Siderurgica Nacional SA (CSN) (a)	600	1,217
Cosan SA Industria e Comercio	100	908
CVC Brasil Operadora e Agencia de Viagens SA	100	1,166
Drogasil SA	200	3,426
Embraer SA	700	4,382
ENGIE Brasil Energia SA	200	1,766
Equatorial Energia SA	600	8,790
Estacio Participacoes SA	200	1,258
Fibria Celulose SA	200	3,745
Hypermarcas SA	200	1,425
IRB Brasil Resseguros SA	100	1,248
JBS SA	600	1,440
Klabin SA unit	800	4,046
Kroton Educacional SA	1,800	4,328
Localiza Rent A Car SA	300	1,837
Lojas Renner SA	1,100	8,336
M. Dias Branco SA	100	965
Multiplan Empreendimentos Imobiliarios SA	100	1,471
Natura Cosmeticos SA	100	781
Petrobras Distribuidora SA	300	1,416
Petroleo Brasileiro SA - Petrobras (ON)	3,700	18,539
Rumo SA (a)	1,400	5,093
Sul America SA unit	200	943
Suzano Papel e Celulose SA	500	5,801
Terna Participacoes SA unit	300	1,447
TIM Participacoes SA	600	2,040
Ultrapar Participacoes SA	500	5,928
Vale SA	1,400	17,913
Weg SA	1,250	5,241

TOTAL BRAZIL		179,134

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	138	4,002
Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)	210	9,627
Air Canada (a)	308	4,979
Algonquin Power & Utilities Corp.	260	2,512
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	446	19,375
AltaGas Ltd.	119	2,458
ARC Resources Ltd.	476	4,917
ATCO Ltd. Class I (non-vtg.)	54	1,667
B2Gold Corp. (a)	678	1,759
Bank of Montreal	688	53,181
Bank of Nova Scotia	1,278	72,365
Barrick Gold Corp.	1,298	17,051
Bausch Health Cos., Inc. (Canada) (a)	281	6,533
BCE, Inc.	892	36,124
BlackBerry Ltd. (a)	484	4,668
Bombardier, Inc. Class B (sub. vtg.) (a)	1,748	6,914
Brookfield Asset Management, Inc. Class A	882	35,779
CAE, Inc.	268	5,567
Cameco Corp.	429	4,826
Canadian Imperial Bank of Commerce	410	35,665
Canadian National Railway Co.	801	65,517
Canadian Natural Resources Ltd.	1,167	42,121
Canadian Pacific Railway Ltd.	155	28,405
Canadian Tire Ltd. Class A (non-vtg.)	64	8,354
Canadian Utilities Ltd. Class A (non-vtg.)	156	3,940
Canadian Western Bank, Edmonton	81	2,135
CCL Industries, Inc. Class B	127	6,226
Cenovus Energy, Inc.	775	8,047
CGI Group, Inc. Class A (sub. vtg.) (a)	272	17,237
CI Financial Corp.	303	5,446
Constellation Software, Inc.	22	17,062
Crescent Point Energy Corp.	686	5,041
Dollarama, Inc.	297	11,513
Element Financial Corp.	280	1,316
Emera, Inc.	203	6,609
Empire Co. Ltd. Class A (non-vtg.)	115	2,308
Enbridge Income Fund Holdings, Inc.	74	1,815
Enbridge, Inc.	977	34,929
Encana Corp.	1,104	14,419
Enerplus Corp.	169	2,131
Fairfax Financial Holdings Ltd. (sub. vtg.)	25	14,009
Finning International, Inc.	291	7,183
First Capital Realty, Inc.	101	1,587
First Quantum Minerals Ltd.	765	11,271
Fortis, Inc.	368	11,762
Franco-Nevada Corp.	192	14,013
George Weston Ltd.	100	8,159
Gildan Activewear, Inc.	232	6,535
Goldcorp, Inc.	944	12,961
Great-West Lifeco, Inc.	270	6,638
H&R REIT/H&R Finance Trust	341	5,219
Husky Energy, Inc.	323	5,034
Hydro One Ltd. (b)	100	1,524
IAMGOLD Corp. (a)	310	1,806
IGM Financial, Inc.	205	5,943
Imperial Oil Ltd.	244	8,111
Industrial Alliance Insurance and Financial Services, Inc.	176	6,794
Intact Financial Corp.	119	8,441
Inter Pipeline Ltd.	376	7,047
Keyera Corp.	211	5,871
Kinross Gold Corp. (a)	1,338	5,038
Kirkland Lake Gold Ltd.	219	4,638
Linamar Corp.	30	1,319
Loblaw Companies Ltd.	199	10,233
Lundin Mining Corp.	800	4,448
Magna International, Inc. Class A (sub. vtg.)	379	22,043
Manulife Financial Corp.	1,991	35,772
Maxar Technologies Ltd.	28	1,406
Methanex Corp.	88	6,223
Metro, Inc. Class A (sub. vtg.)	229	7,785
National Bank of Canada	417	20,021
Nfi Group, Inc.	35	1,306
Nutrien Ltd.	669	36,395
Onex Corp. (sub. vtg.)	85	6,239
Open Text Corp.	289	10,172
Pan American Silver Corp.	115	2,059
Parex Resources, Inc. (a)	116	2,190
Parkland Fuel Corp.	74	1,818
Pembina Pipeline Corp.	372	12,883
Power Corp. of Canada (sub. vtg.)	367	8,219
Power Financial Corp.	259	6,058
PrairieSky Royalty Ltd.	311	6,139
Quebecor, Inc. Class B (sub. vtg.)	326	6,675
Restaurant Brands International, Inc.	258	15,563
RioCan (REIT)	342	6,283
Ritchie Brothers Auctioneers, Inc.	178	6,071
Rogers Communications, Inc. Class B (non-vtg.)	414	19,663
Royal Bank of Canada	1,553	116,937
Saputo, Inc.	204	6,773
Seven Generations Energy Ltd. (a)	162	1,786
Shaw Communications, Inc. Class B	385	7,843
Shopify, Inc. Class A (a)	56	8,166
SNC-Lavalin Group, Inc.	153	6,757
Stantec, Inc.	75	1,929
Sun Life Financial, Inc.	626	25,156
Suncor Energy, Inc.	1,699	69,141
Teck Resources Ltd. Class B (sub. vtg.)	514	13,094
TELUS Corp.	639	22,699
The Stars Group, Inc. (a)	145	5,259
The Toronto-Dominion Bank	1,933	111,879
Thomson Reuters Corp.	318	12,832
Toromont Industries Ltd.	57	2,465
Tourmaline Oil Corp.	269	4,806
TransCanada Corp.	896	38,767
Turquoise Hill Resources Ltd. (a)	663	1,876
Vermilion Energy, Inc.	216	7,790
Waste Connection, Inc. (Canada)	294	22,146
West Fraser Timber Co. Ltd.	75	5,162
Wheaton Precious Metals Corp.	418	9,227
Whitecap Resources, Inc.	282	1,911
WSP Global, Inc.	120	6,318
Yamana Gold, Inc.	640	1,865

TOTAL CANADA		1,539,689

Cayman Islands - 4.0%
3SBio, Inc. (b)	1,000	2,271
58.com, Inc. ADR (a)	83	5,755
AAC Technology Holdings, Inc.	1,000	14,084
Agile Property Holdings Ltd.	2,000	3,406
Alibaba Group Holding Ltd. sponsored ADR (a)	1,138	211,133
Anta Sports Products Ltd.	1,000	5,296
ASM Pacific Technology Ltd.	200	2,529
Autohome, Inc. ADR Class A	51	5,151
Baidu.com, Inc. sponsored ADR (a)	283	68,769
BeiGene Ltd. ADR (a)	37	5,688
Chailease Holding Co. Ltd.	1,000	3,284
Cheung Kong Property Holdings Ltd.	3,000	23,822
China Conch Venture Holdings Ltd.	1,500	5,487
China Literature Ltd. (a)(b)	200	1,879
China Lodging Group Ltd. ADR	120	5,039
China Medical System Holdings Ltd.	1,000	1,999
China Mengniu Dairy Co. Ltd.	3,000	10,171
China Resources Land Ltd.	4,000	13,485
China State Construction International Holdings Ltd.	2,000	2,052
CIFI Holdings Group Co. Ltd.	2,000	1,272
CK Hutchison Holdings Ltd.	3,000	31,814
Country Garden Holdings Co. Ltd.	8,000	14,072
Ctrip.com International Ltd. ADR (a)	407	19,385
ENN Energy Holdings Ltd.	1,000	9,834
Evergrande Real Estate Group Ltd. (a)	4,000	10,197
Fullshare Holdings Ltd.	5,000	2,473
Geely Automobile Holdings Ltd.	5,000	12,969
Haitian International Holdings Ltd.	1,000	2,361
Hengan International Group Co. Ltd.	1,000	9,623
JD.com, Inc. sponsored ADR (a)	981	38,210
Kingboard Chemical Holdings Ltd.	500	1,829
Kingsoft Corp. Ltd.	1,000	3,034
KWG Property Holding Ltd.	1,000	1,257
Longfor Properties Co. Ltd.	1,000	2,696
Meitu, Inc. (a)(b)	1,500	1,310
Melco Crown Entertainment Ltd. sponsored ADR	182	5,096
MGM China Holdings Ltd.	800	1,856
Minth Group Ltd.	2,000	8,451
NetEase, Inc. ADR	80	20,214
New Oriental Education & Technology Group, Inc. sponsored ADR	140	13,252
PagSeguro Digital Ltd. (a)	68	1,887
Phoenix Group Holdings	543	4,852
Phoenix Group Holdings rights 7/9/18 (a)	124	270
Sands China Ltd.	2,400	12,833
Semiconductor Manufacturing International Corp. (a)	4,500	5,830
Shenzhou International Group Holdings Ltd.	1,000	12,345
Shimao Property Holdings Ltd.	1,000	2,626
Silicon Motion Technology Corp. sponsored ADR	28	1,481
SINA Corp. (a)	65	5,505
Sino Biopharmaceutical Ltd.	6,500	9,975
Sunac China Holdings Ltd.	2,000	6,998
Sunny Optical Technology Group Co. Ltd.	700	13,026
TAL Education Group ADR (a)	301	11,077
Tencent Holdings Ltd.	5,600	281,206
Tingyi (Cayman Islands) Holding Corp.	2,000	4,640
Vipshop Holdings Ltd. ADR (a)	398	4,318
Want Want China Holdings Ltd.	6,000	5,338
Weibo Corp. sponsored ADR (a)	48	4,260
WH Group Ltd. (b)	7,000	5,701
Wharf Real Estate Investment Co. Ltd.	1,000	7,119
Wynn Macau Ltd.	1,200	3,862
Xinyi Glass Holdings Ltd.	2,000	2,445
YY, Inc. ADR (a)	43	4,320
Zall Group Ltd.	2,000	2,417
ZTO Express (Cayman), Inc. sponsored ADR	265	5,300

TOTAL CAYMAN ISLANDS		1,022,136

Chile - 0.3%
Aguas Andinas SA	2,563	1,400
Banco de Chile	32,107	4,963
Banco de Credito e Inversiones	79	5,258
Banco Santander Chile	72,361	5,666
Cencosud SA	714	1,765
Colbun SA	5,743	1,185
Compania Cervecerias Unidas SA	113	1,415
Compania de Petroleos de Chile SA (COPEC)	479	7,331
CorpBanca SA	175,845	1,717
Empresa Nacional de Telecomunicaciones SA (ENTEL)	140	1,286
Empresas CMPC SA	1,323	4,819
Enel Chile SA	14,592	1,440
Enersis SA (a)	30,692	5,425
LATAM Airlines Group SA	771	7,611
Parque Arauco SA	500	1,407
S.A.C.I. Falabella	1,005	9,210
Sociedad Matriz Banco de Chile Class B	3,906	1,877

TOTAL CHILE		63,775

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	28,000	13,098
Air China Ltd. (H Shares)	2,000	1,932
Aluminum Corp. of China Ltd. (H Shares) (a)	2,000	877
Anhui Conch Cement Co. Ltd. (H Shares)	1,000	5,736
Bank Communications Co. Ltd. (H Shares)	23,000	17,619
Bank of China Ltd. (H Shares)	80,000	39,666
Beijing Capital International Airport Co. Ltd. (H Shares)	2,000	2,108
BYD Co. Ltd. (H Shares)	500	3,030
CGN Power Co. Ltd. (H Shares) (b)	6,000	1,552
China Cinda Asset Management Co. Ltd. (H Shares)	6,000	1,927
China CITIC Bank Corp. Ltd. (H Shares)	11,000	6,884
China Communications Construction Co. Ltd. (H Shares)	5,000	4,831
China Construction Bank Corp. (H Shares)	99,000	90,589
China Galaxy Securities Co. Ltd. (H Shares)	2,000	1,027
China Huarong Asset Management Co. Ltd. (b)	7,000	2,025
China Life Insurance Co. Ltd. (H Shares)	8,000	20,524
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,000	1,611
China Merchants Bank Co. Ltd. (H Shares)	3,500	12,915
China Minsheng Banking Corp. Ltd. (H Shares)	7,800	5,577
China Molybdenum Co. Ltd. (H Shares)	3,000	1,453
China National Building Materials Co. Ltd. (H Shares)	2,000	1,981
China Oilfield Services Ltd. (H Shares)	2,000	1,889
China Pacific Insurance (Group) Co. Ltd. (H Shares)	3,000	11,605
China Petroleum & Chemical Corp. (H Shares)	26,000	23,273
China Railway Construction Corp. Ltd. (H Shares)	1,000	1,013
China Railway Group Ltd. (H Shares)	5,000	3,773
China Shenhua Energy Co. Ltd. (H Shares)	3,000	7,120
China Southern Airlines Ltd. (H Shares)	2,000	1,573
China Telecom Corp. Ltd. (H Shares)	12,000	5,613
China Vanke Co. Ltd. (H Shares)	1,300	4,548
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	2,000	1,190
CITIC Securities Co. Ltd. (H Shares)	3,500	6,995
Country Garden Services Holdings Co. Ltd. (a)	574	736
CRRC Corp. Ltd. (H Shares)	6,000	4,657
Dongfeng Motor Group Co. Ltd. (H Shares)	2,000	2,116
Fuyao Glass Industries Group Co. Ltd.	400	1,351
GF Securities Co. Ltd. (H Shares)	1,000	1,458
Great Wall Motor Co. Ltd. (H Shares)	2,000	1,530
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,800	2,737
Guangzhou R&F Properties Co. Ltd. (H Shares)	800	1,615
Haitong Securities Co. Ltd. (H Shares)	6,800	6,873
Huaneng Power International, Inc. (H Shares)	4,000	2,651
Huatai Securities Co. Ltd. (H Shares) (b)	1,000	1,591
Industrial & Commercial Bank of China Ltd. (H Shares)	82,000	61,352
New China Life Insurance Co. Ltd. (H Shares)	500	2,081
People's Insurance Co. of China Group (H Shares)	5,000	2,352
PetroChina Co. Ltd. (H Shares)	24,000	18,284
PICC Property & Casualty Co. Ltd. (H Shares)	6,000	6,478
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	5,500	50,614
Postal Savings Bank of China Co. Ltd.	2,000	1,303
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	500	2,744
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,000	1,219
Sinopharm Group Co. Ltd. (H Shares)	1,600	6,434
TravelSky Technology Ltd. (H Shares)	1,000	2,912
Weichai Power Co. Ltd. (H Shares)	1,000	1,379
Yanzhou Coal Mining Co. Ltd. (H Shares)	2,000	2,615
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	400	1,902
Zijin Mng Group Co. Ltd. (H Shares)	4,000	1,530
ZTE Corp. (H Shares)	1,200	1,823

TOTAL CHINA		497,891

Colombia - 0.1%
Almacenes Exito SA	669	3,698
Bancolombia SA	282	3,398
Grupo de Inversiones Suramerica SA (a)	199	2,553
Interconexion Electrica SA ESP	281	1,390
Inversiones Argos SA	237	1,606

TOTAL COLOMBIA		12,645

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	101	2,394
Komercni Banka A/S	172	7,238
MONETA Money Bank A/S (b)	460	1,579

TOTAL CZECH REPUBLIC		11,211

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	4	4,749
Series B	7	8,660
Ambu A/S Series B	163	5,498
Carlsberg A/S Series B	121	14,255
Christian Hansen Holding A/S	105	9,700
Coloplast A/S Series B	124	12,380
Danske Bank A/S	815	25,517
DONG Energy A/S (b)	214	12,947
DSV de Sammensluttede Vognmaend A/S	206	16,648
Genmab A/S (a)	56	8,644
GN Store Nord A/S	153	6,974
H Lundbeck A/S	40	2,811
ISS Holdings A/S	175	6,015
Jyske Bank A/S (Reg.)	89	4,882
Novo Nordisk A/S Series B	1,921	88,732
Novozymes A/S Series B	265	13,403
Pandora A/S	134	9,363
Sydbank A/S	64	2,201
Tryg A/S	92	2,160
Vestas Wind Systems A/S	234	14,488
William Demant Holding A/S (a)	118	4,750

TOTAL DENMARK		274,777

Egypt - 0.0%
Commercial International Bank SAE	1,272	6,015
Finland - 0.7%
Amer Group PLC (A Shares)	142	4,481
Elisa Corp. (A Shares)	145	6,717
Fortum Corp.	471	11,243
Huhtamaki Oyj	111	4,108
KCI Konecranes Oyj	54	2,229
Kesko Oyj	48	2,937
Kone Oyj (B Shares)	392	19,987
Metso Corp.	187	6,267
Neste Oyj (a)	141	11,065
Nokia Corp.	5,961	34,192
Nokian Tyres PLC	160	6,323
Orion Oyj (B Shares)	70	1,888
Outokumpu Oyj (A Shares)	213	1,325
Sampo Oyj (A Shares)	519	25,334
Stora Enso Oyj (R Shares)	603	11,802
TietoEnator Oyj	41	1,329
UPM-Kymmene Corp.	578	20,668
Valmet Corp.	93	1,794
Wartsila Corp.	438	8,608

TOTAL FINLAND		182,297

France - 5.7%
Accor SA	236	11,581
Aeroports de Paris	30	6,786
Air Liquide SA	454	56,907
Alstom SA	143	6,573
Arkema SA	67	7,934
Atos Origin SA	95	12,975
AXA SA	2,007	49,039
BNP Paribas SA	1,188	73,793
Bouygues SA	192	8,276
Bureau Veritas SA	240	6,407
Capgemini SA	161	21,659
Carrefour SA	541	8,763
Carrefour SA rights(a)	541	291
Compagnie de St. Gobain	560	25,027
Credit Agricole SA	1,323	17,560
Danone SA	638	46,582
Dassault Systemes SA	137	19,199
Edenred SA	204	6,447
Eiffage SA	65	7,073
ENGIE	1,687	25,867
Essilor International SA	214	30,214
Faurecia SA	74	5,282
Gecina SA	39	6,526
Gecina SA rights(a)	27	84
Groupe Eurotunnel SA	635	8,710
Hermes International SCA	21	12,846
Iliad SA	29	4,584
Ingenico SA	62	5,575
Kering SA	79	44,615
Klepierre SA	190	7,156
L'Oreal SA	243	60,019
Legrand SA	286	21,008
LVMH Moet Hennessy - Louis Vuitton SA	282	93,629
Michelin CGDE Series B	195	23,751
Natixis SA	867	6,154
Orange SA	2,471	41,246
Orpea	52	6,941
Pernod Ricard SA	224	36,596
Peugeot Citroen SA	502	11,467
Publicis Groupe SA	220	15,143
Publicis Groupe SA rights (a)	130	304
Renault SA	206	17,520
Rubis	88	5,498
Rubis rights (a)	59	103
Safran SA	342	41,556
Sanofi SA	1,223	98,157
Schneider Electric SA	607	50,482
SCOR SE	170	6,287
Societe Generale Series A	790	33,204
Sodexo SA	106	10,581
SR Teleperformance SA	61	10,778
Suez Environnement SA	393	5,097
Thales SA	106	13,660
Total SA	2,655	161,227
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	92	20,257
Valeo SA	248	13,560
Veolia Environnement SA	563	12,051
VINCI SA	535	51,456
Vivendi SA	930	22,807

TOTAL FRANCE		1,434,870

Germany - 5.1%
adidas AG	219	47,812
Allianz SE	471	97,052
Axel Springer Verlag AG	59	4,268
BASF AG	960	91,650
Bayer AG	887	97,414
Bayerische Motoren Werke AG (BMW)	349	31,639
Beiersdorf AG	91	10,334
Brenntag AG	145	8,080
Commerzbank AG (a)	1,036	9,934
Continental AG	109	24,892
Covestro AG (b)	69	6,158
Daimler AG (Germany)	1,052	67,729
Deutsche Bank AG	1,730	18,631
Deutsche Borse AG	194	25,793
Deutsche Lufthansa AG	243	5,846
Deutsche Post AG	977	31,743
Deutsche Telekom AG	3,340	51,618
Deutsche Wohnen AG:
rights 12/31/49 (a)	205	192
(Bearer)	336	16,245
E.ON AG	2,121	22,598
Evonik Industries AG	148	5,069
Fraport AG Frankfurt Airport Services Worldwide	26	2,509
Freenet AG	185	4,902
Fresenius Medical Care AG & Co. KGaA	232	23,360
Fresenius SE & Co. KGaA	413	33,182
GEA Group AG	168	5,668
Hannover Reuck SE	68	8,481
HeidelbergCement Finance AG	116	9,764
Henkel AG & Co. KGaA	126	14,015
Hugo Boss AG	65	5,903
Infineon Technologies AG	1,158	29,415
Innogy SE (b)	133	5,699
K&S AG	207	5,113
KION Group AG	66	4,751
Lanxess AG	86	6,709
LEG Immobilien AG	58	6,305
Linde AG	190	45,353
Merck KGaA	142	13,867
MTU Aero Engines Holdings AG	47	9,034
Muenchener Rueckversicherungs AG	165	34,690
OSRAM Licht AG	92	3,760
ProSiebenSat.1 Media AG	223	5,643
Puma AG	7	4,095
Rheinmetall AG	45	4,969
RWE AG	530	12,085
SAP SE	1,004	115,879
Siemens AG	799	105,273
Symrise AG	133	11,664
Telefonica Deutschland Holding AG	1,039	4,096
Thyssenkrupp AG	487	11,841
TUI AG (GB)	509	11,168
Uniper SE	192	5,727
United Internet AG	142	8,136
Vonovia SE	474	22,562
Wirecard AG	118	19,010
Zalando SE (a)	105	5,870

TOTAL GERMANY		1,295,195

Greece - 0.1%
Alpha Bank AE (a)	1,893	4,233
EFG Eurobank Ergasias SA (a)	1,342	1,403
Greek Organization of Football Prognostics SA	174	1,967
Hellenic Telecommunications Organization SA	196	2,426
Jumbo SA	83	1,369
Motor Oil (HELLAS) Corinth Refineries SA	64	1,286
Mytilineos Holdings SA	196	1,966
National Bank of Greece SA (a)	4,776	1,467
Piraeus Bank SA	593	2,022
Titan Cement Co. SA (Reg.)	77	1,951

TOTAL GREECE		20,090

Hong Kong - 2.3%
AIA Group Ltd.	12,600	110,171
Bank of East Asia Ltd.	1,600	6,393
Beijing Enterprises Holdings Ltd.	500	2,434
BOC Hong Kong (Holdings) Ltd.	3,500	16,484
China Everbright International Ltd.	2,000	2,585
China Jinmao Holdings Group Ltd.	4,000	2,009
China Merchants Holdings International Co. Ltd.	2,000	4,063
China Mobile Ltd.	5,500	48,801
China Overseas Land and Investment Ltd.	4,000	13,179
China Resources Beer Holdings Co. Ltd.	2,000	9,712
China Resources Pharmaceutical Group Ltd. (b)	1,000	1,384
China Resources Power Holdings Co. Ltd.	2,000	3,523
China Taiping Insurance Group Ltd.	1,800	5,632
China Unicom Ltd.	6,000	7,479
CITIC Pacific Ltd.	6,000	8,458
CLP Holdings Ltd.	2,000	21,541
CNOOC Ltd.	17,000	29,130
CSPC Pharmaceutical Group Ltd.	6,000	18,125
Far East Horizon Ltd.	2,000	1,940
Fosun International Ltd.	2,500	4,703
Galaxy Entertainment Group Ltd.	3,000	23,230
Guangdong Investment Ltd.	2,000	3,176
Hang Lung Group Ltd.	1,000	2,804
Hang Lung Properties Ltd.	2,000	4,125
Hang Seng Bank Ltd.	700	17,505
Henderson Land Development Co. Ltd.	2,100	11,108
Hong Kong & China Gas Co. Ltd.	7,500	14,337
Hong Kong Exchanges and Clearing Ltd.	1,207	36,307
Hysan Development Co. Ltd.	1,000	5,583
Lenovo Group Ltd.	8,000	4,334
Link (REIT)	2,500	22,831
MTR Corp. Ltd.	1,500	8,298
New World Development Co. Ltd.	8,000	11,257
PCCW Ltd.	3,000	1,690
Power Assets Holdings Ltd.	1,500	10,487
Sino Land Ltd.	4,000	6,506
Sino-Ocean Group Holding Ltd.	3,500	2,034
Sun Art Retail Group Ltd.	1,500	1,962
Sun Hung Kai Properties Ltd.	2,000	30,183
Swire Pacific Ltd. (A Shares)	500	5,296
Swire Properties Ltd.	1,000	3,696
Techtronic Industries Co. Ltd.	1,500	8,365
Vitasoy International Holdings Ltd.	2,000	6,398
Wharf Holdings Ltd.	3,000	9,636
Wheelock and Co. Ltd.	1,000	6,966

TOTAL HONG KONG		575,860

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	743	7,172
OTP Bank PLC	225	8,146
Richter Gedeon PLC	103	1,881

TOTAL HUNGARY		17,199

Indonesia - 0.4%
PT Adaro Energy Tbk	12,400	1,549
PT Astra International Tbk	21,100	9,718
PT Bank Central Asia Tbk	14,800	22,179
PT Bank Danamon Indonesia Tbk Series A	4,600	2,046
PT Bank Mandiri (Persero) Tbk	18,500	8,851
PT Bank Negara Indonesia (Persero) Tbk	9,700	4,772
PT Bank Rakyat Indonesia Tbk	51,200	10,147
PT Bumi Serpong Damai Tbk	9,400	1,027
PT Charoen Pokphand Indonesia Tbk	13,800	3,544
PT Gudang Garam Tbk	400	1,877
PT Indah Kiat Pulp & Paper Tbk	3,300	4,283
PT Indocement Tunggal Prakarsa Tbk	2,800	2,667
PT Indofood CBP Sukses Makmur Tbk	6,000	3,706
PT Indofood Sukses Makmur Tbk	5,200	2,413
PT Kalbe Farma Tbk	19,500	1,660
PT Matahari Department Store Tbk	4,900	3,009
PT Perusahaan Gas Negara Tbk Series B	21,600	3,007
PT Semen Gresik (Persero) Tbk	2,300	1,144
PT Telekomunikasi Indonesia Tbk Series B	47,900	12,545
PT United Tractors Tbk	1,100	2,426

TOTAL INDONESIA		102,570

Ireland - 0.5%
Bank Ireland Group PLC	971	7,580
CRH PLC	871	30,637
DCC PLC (United Kingdom)	83	7,553
Glanbia PLC	173	3,212
Grafton Group PLC unit	158	1,660
Greencore Group PLC	542	1,330
ICON PLC (a)	56	7,422
James Hardie Industries PLC CDI	407	6,831
Kerry Group PLC Class A	166	17,369
Kingspan Group PLC (Ireland)	182	9,114
Paddy Power Betfair PLC (Ireland) (a)	97	10,761
Ryanair Holdings PLC sponsored ADR (a)	120	13,708
Smurfit Kappa Group PLC	268	10,860
United Drug PLC (United Kingdom)	182	1,984

TOTAL IRELAND		130,021

Isle of Man - 0.1%
Genting Singapore Ltd.	9,300	8,327
NEPI Rockcastle PLC	583	5,205

TOTAL ISLE OF MAN		13,532

Israel - 0.4%
Alony Hetz Properties & Investments Ltd.	543	4,987
Azrieli Group	29	1,438
Bank Hapoalim BM (Reg.)	1,133	7,665
Bank Leumi le-Israel BM	1,414	8,349
Bezeq The Israel Telecommunication Corp. Ltd.	1,490	1,676
Check Point Software Technologies Ltd. (a)	146	14,261
CyberArk Software Ltd. (a)	37	2,330
Elbit Systems Ltd. (Israel)	17	1,995
First International Bank of Israel	128	2,671
Frutarom Industries Ltd.	25	2,450
Israel Chemicals Ltd.	396	1,808
Israel Discount Bank Ltd. (Class A)	1,031	3,007
Mazor Robotics Ltd. (a)	72	1,994
Mellanox Technologies Ltd. (a)	31	2,613
Mizrahi Tefahot Bank Ltd.	133	2,442
NICE Systems Ltd. (a)	61	6,296
Orbotech Ltd. (a)	32	1,978
SodaStream International Ltd. (a)	17	1,450
Taro Pharmaceutical Industries Ltd. (a)	13	1,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	963	23,420
Tower Semiconductor Ltd. (a)	62	1,374
Wix.com Ltd. (a)	21	2,106

TOTAL ISRAEL		97,814

Italy - 1.4%
A2A SpA	2,170	3,763
Assicurazioni Generali SpA	1,439	24,148
Atlantia SpA	481	14,223
Azimut Holding SpA	84	1,300
Banca Generali SpA	55	1,371
Banca Mediolanum S.p.A.	216	1,464
Banca Popolare dell'Emilia Romagna	326	1,792
Banco BPM SpA (a)	1,732	5,081
Brembo SpA	116	1,570
Cerved Information Solutions SpA	163	1,751
Davide Campari-Milano SpA	605	4,977
DiaSorin S.p.A. (a)	18	2,054
Enel SpA	8,206	45,471
Eni SpA	2,829	52,454
FinecoBank SpA	537	6,065
Hera SpA	488	1,522
Interpump Group SpA	57	1,773
Intesa Sanpaolo SpA	16,439	47,562
Intesa Sanpaolo SpA rights 7/17/18 (a)	10,374	0
Italgas SpA	326	1,798
Leonardo SpA	532	5,260
Luxottica Group SpA	149	9,615
Mediobanca SpA	670	6,230
Moncler SpA	127	5,784
Pirelli & C. S.p.A. (b)	506	4,226
Poste Italiane SpA (b)	514	4,304
Prysmian SpA	204	5,081
Recordati SpA	123	4,892
Saipem SpA (a)	411	1,893
Snam Rete Gas SpA	2,295	9,584
Telecom Italia SpA (a)	13,259	9,823
Terna SpA	1,314	7,108
UniCredit SpA	2,184	36,462
Unione di Banche Italiane SCpA	1,580	6,074
Unipol Gruppo SpA	414	1,600
Unipolsai SpA	1,521	3,362

TOTAL ITALY		341,437

Japan - 17.6%
77 Bank Ltd.	100	2,183
ACOM Co. Ltd.	500	1,924
Activia Properties, Inc.	1	4,588
Adeka Corp.	100	1,605
Advance Residence Investment Corp.	1	2,563
Advantest Corp.	200	4,169
Aeon (REIT) Investment Corp.	2	2,307
AEON Co. Ltd.	900	19,266
AEON Financial Service Co. Ltd.	100	2,135
AEON MALL Co. Ltd.	100	1,797
Aica Kogyo Co. Ltd.	100	3,514
Air Water, Inc.	100	1,837
Aisin Seiki Co. Ltd.	200	9,123
Ajinomoto Co., Inc.	500	9,466
Alfresa Holdings Corp.	200	4,706
All Nippon Airways Ltd.	400	14,701
Alps Electric Co. Ltd.	200	5,141
Amada Holdings Co. Ltd.	300	2,886
Amano Corp.	100	2,365
Anritsu Corp.	100	1,374
Aozora Bank Ltd.	100	3,807
Asahi Glass Co. Ltd.	200	7,795
Asahi Group Holdings	500	25,615
ASAHI INTECC Co. Ltd.	100	3,784
Asahi Kasei Corp.	1,400	17,804
Asics Corp.	200	3,383
Astellas Pharma, Inc.	2,200	33,481
Azbil Corp.	100	4,363
Bandai Namco Holdings, Inc.	200	8,255
Bank of Kyoto Ltd.	100	4,634
Benesse Holdings, Inc.	100	3,550
Bic Camera, Inc.	100	1,544
Bridgestone Corp.	700	27,396
Brother Industries Ltd.	200	3,952
Calbee, Inc.	100	3,762
Canon, Inc.	1,100	36,071
Casio Computer Co. Ltd.	200	3,255
Central Japan Railway Co.	200	41,476
Chiba Bank Ltd.	1,100	7,779
Chiyoda Corp.	300	2,609
Chubu Electric Power Co., Inc.	700	10,502
Chugai Pharmaceutical Co. Ltd.	200	10,495
Chugoku Electric Power Co., Inc.	200	2,587
Citizen Watch Co. Ltd.	300	1,973
Coca-Cola West Co. Ltd.	100	3,997
COMSYS Holdings Corp.	100	2,655
Concordia Financial Group Ltd.	1,300	6,622
Cosmo Energy Holdings Co. Ltd.	100	3,514
Credit Saison Co. Ltd.	100	1,575
CyberAgent, Inc.	100	6,015
Dai Nippon Printing Co. Ltd.	200	4,478
Dai-ichi Mutual Life Insurance Co.	1,200	21,417
Daicel Chemical Industries Ltd.	200	2,215
Daido Steel Co. Ltd.	100	4,624
Daifuku Co. Ltd.	100	4,385
Daiichi Sankyo Kabushiki Kaisha	700	26,789
Daiichikosho Co. Ltd.	100	4,832
Daikin Industries Ltd.	300	35,957
Dainippon Sumitomo Pharma Co. Ltd.	200	4,236
Daito Trust Construction Co. Ltd.	100	16,267
Daiwa House Industry Co. Ltd.	600	20,463
Daiwa House REIT Investment Corp.	1	2,375
Daiwa Securities Group, Inc.	1,400	8,135
DeNA Co. Ltd.	100	1,876
Denki Kagaku Kogyo KK	100	3,337
DENSO Corp.	500	24,441
Dentsu, Inc.	300	14,226
Dic Corp.	100	3,125
Disco Corp.	100	17,080
Dmg Mori Co. Ltd.	100	1,388
Don Quijote Holdings Co. Ltd.	100	4,805
Dowa Holdings Co. Ltd.	100	3,085
East Japan Railway Co.	400	38,351
Ebara Corp.	100	3,112
Eisai Co. Ltd.	300	21,146
Electric Power Development Co. Ltd.	200	5,166
Ezaki Glico Co. Ltd.	100	4,805
FamilyMart Co. Ltd.	100	10,532
Fanuc Corp.	200	39,642
Fast Retailing Co. Ltd.	100	45,983
Frontier Real Estate Investment Corp.	1	4,019
Fuji Corp.	100	1,794
Fuji Electric Co. Ltd.	1,000	7,623
Fuji Oil Holdings, Inc.	100	3,595
Fuji Seal International, Inc.	100	3,550
Fujifilm Holdings Corp.	500	19,537
Fujikura Ltd.	200	1,274
Fujitsu Ltd.	2,000	12,136
Fukuoka Financial Group, Inc.	1,000	5,031
Fukuyama Transporting Co. Ltd.	100	5,112
Furukawa Electric Co. Ltd.	100	3,500
Glory Ltd.	100	2,800
GLP J-REIT	2	2,124
GS Yuasa Corp.	1,000	4,561
Gunma Bank Ltd.	400	2,103
Hakuhodo DY Holdings, Inc.	200	3,212
Hamamatsu Photonics K.K.	200	8,599
Hankyu Hanshin Holdings, Inc.	200	8,048
Hanwa Co. Ltd.	100	3,816
Harmonic Drive Systems, Inc.	100	4,236
Haseko Corp.	200	2,766
Hino Motors Ltd.	200	2,137
Hirose Electric Co. Ltd.	100	12,401
Hiroshima Bank Ltd.	300	2,000
Hisamitsu Pharmaceutical Co., Inc.	100	8,445
Hitachi Chemical Co. Ltd.	100	2,019
Hitachi Construction Machinery Co. Ltd.	100	3,252
Hitachi High-Technologies Corp.	100	4,083
Hitachi Ltd.	5,000	35,298
Hitachi Metals Ltd.	100	1,039
Hokuhoku Financial Group, Inc.	200	2,665
Honda Motor Co. Ltd.	1,900	55,710
Horiba Ltd.	100	7,000
Hoshizaki Corp.	100	10,125
House Foods Group, Inc.	100	3,541
Hoya Corp.	400	22,758
Hulic Co. Ltd.	300	3,206
Ibiden Co. Ltd.	100	1,603
Idemitsu Kosan Co. Ltd.	100	3,568
IHI Corp.	200	6,973
Iida Group Holdings Co. Ltd.	100	1,930
Industrial & Infrastructure Fund Investment Corp.	2	2,229
INPEX Corp.	1,000	10,383
Invincible Investment Corp.	3	1,352
Isetan Mitsukoshi Holdings Ltd.	300	3,750
Isuzu Motors Ltd.	600	7,975
IT Holdings Corp.	100	4,606
ITO EN Ltd.	100	4,634
Itochu Corp.	1,600	29,011
Itoham Yonekyu Holdings, Inc.	200	1,722
Iyo Bank Ltd.	300	1,983
Izumi Co. Ltd.	100	6,187
J. Front Retailing Co. Ltd.	200	3,047
Japan Airlines Co. Ltd.	400	14,191
Japan Airport Terminal Co. Ltd.	100	4,688
Japan Excellent, Inc.	2	2,578
Japan Exchange Group, Inc.	500	9,299
Japan Hotel REIT Investment Corp.	3	2,249
Japan Logistics Fund, Inc.	1	2,039
Japan Prime Realty Investment Corp.	1	3,635
Japan Real Estate Investment Corp.	1	5,293
Japan Retail Fund Investment Corp.	2	3,606
Japan Steel Works Ltd.	100	2,525
Japan Tobacco, Inc.	1,200	33,546
JFE Holdings, Inc.	500	9,466
JGC Corp.	200	4,034
JSR Corp.	200	3,407
JTEKT Corp.	200	2,724
JX Holdings, Inc.	2,600	18,087
K's Holdings Corp.	100	1,040
Kagome Co. Ltd.	100	3,324
Kajima Corp.	1,000	7,750
Kakaku.com, Inc.	100	2,260
Kaken Pharmaceutical Co. Ltd.	100	5,139
Kamigumi Co. Ltd.	100	2,080
Kaneka Corp.	1,000	8,969
Kansai Electric Power Co., Inc.	900	13,136
Kansai Paint Co. Ltd.	200	4,158
Kao Corp.	500	38,161
Kawasaki Heavy Industries Ltd.	200	5,898
Kawasaki Kisen Kaisha Ltd. (a)	100	1,849
KDDI Corp.	1,800	49,221
Keihan Electric Railway Co., Ltd.	100	3,590
Keihin Electric Express Railway Co. Ltd.	200	3,280
Keio Corp.	100	4,841
Keisei Electric Railway Co.	200	6,874
Kenedix Office Investment Corp.	1	6,214
Kewpie Corp.	100	2,523
Keyence Corp.	100	56,505
Kikkoman Corp.	200	10,098
Kinden Corp.	100	1,635
Kintetsu Group Holdings Co. Ltd.	200	8,165
Kirin Holdings Co. Ltd.	900	24,086
Kobayashi Pharmaceutical Co. Ltd.	100	8,644
Kobe Steel Ltd.	500	4,579
Koito Manufacturing Co. Ltd.	100	6,612
Kokuyo Co. Ltd.	100	1,777
Komatsu Ltd.	1,000	28,469
Konami Holdings Corp.	100	5,094
Konica Minolta, Inc.	300	2,788
Kubota Corp.	1,200	18,892
Kuraray Co. Ltd.	300	4,135
Kurita Water Industries Ltd.	100	2,854
Kyocera Corp.	400	22,570
Kyowa Exeo Corp.	100	2,627
Kyowa Hakko Kirin Co., Ltd.	200	4,034
Kyudenko Corp.	100	4,832
Kyushu Electric Power Co., Inc.	500	5,582
Kyushu Financial Group, Inc.	400	1,933
Kyushu Railway Co.	200	6,124
Lawson, Inc.	100	6,250
Leopalace21 Corp.	200	1,097
LINE Corp. (a)	100	4,129
Lion Corp.	300	5,501
LIXIL Group Corp.	200	4,003
M3, Inc.	200	7,975
Mabuchi Motor Co. Ltd.	100	4,760
Maeda Corp.	100	1,151
Makita Corp.	300	13,453
Marubeni Corp.	1,500	11,450
Marui Group Co. Ltd.	200	4,216
Maruichi Steel Tube Ltd.	100	3,392
Matsumotokiyoshi Holdings Co. Ltd.	100	4,494
Mazda Motor Corp.	600	7,370
McDonald's Holdings Co. (Japan) Ltd.	100	5,103
Mebuki Financial Group, Inc.	700	2,352
Medipal Holdings Corp.	200	4,025
Meiji Holdings Co. Ltd.	200	16,872
Minebea Mitsumi, Inc.	400	6,771
Miraca Holdings, Inc.	100	2,981
Misumi Group, Inc.	300	8,752
Mitsubishi Chemical Holdings Corp.	1,700	14,240
Mitsubishi Corp.	1,600	44,482
Mitsubishi Electric Corp.	2,200	29,300
Mitsubishi Estate Co. Ltd.	1,400	24,440
Mitsubishi Gas Chemical Co., Inc.	200	4,534
Mitsubishi Heavy Industries Ltd.	300	10,923
Mitsubishi Logistics Corp.	100	2,161
Mitsubishi Materials Corp.	100	2,750
Mitsubishi Motors Corp. of Japan	800	6,380
Mitsubishi Tanabe Pharma Corp.	200	3,458
Mitsubishi UFJ Financial Group, Inc.	14,800	83,840
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	2,460
Mitsui & Co. Ltd.	1,800	30,037
Mitsui Chemicals, Inc.	200	5,329
Mitsui Fudosan Co. Ltd.	1,000	24,152
Mitsui Mining & Smelting Co. Ltd.	100	4,259
Mitsui OSK Lines Ltd.	100	2,410
Miura Co. Ltd.	100	2,432
Mizuho Financial Group, Inc.	25,500	42,954
MonotaRO Co. Ltd.	100	4,426
Mori Hills REIT Investment Corp.	2	2,567
Morinaga & Co. Ltd.	100	4,796
Morinaga Milk Industry Co. Ltd.	100	3,739
MS&AD Insurance Group Holdings, Inc.	500	15,553
Murata Manufacturing Co. Ltd.	200	33,636
Nabtesco Corp.	100	3,080
Nagase & Co. Ltd.	100	1,564
Nagoya Railroad Co. Ltd.	200	5,166
Nankai Electric Railway Co. Ltd.	100	2,777
NEC Corp.	200	5,492
New Hampshire Foods Ltd.	100	4,042
Nexon Co. Ltd. (a)	300	4,360
NGK Insulators Ltd.	200	3,564
NGK Spark Plug Co. Ltd.	200	5,708
NHK Spring Co. Ltd.	200	1,886
Nichirei Corp.	100	2,545
Nidec Corp.	300	45,048
Nifco, Inc.	100	3,098
Nihon Kohden Corp.	100	2,786
Nihon M&A Center, Inc.	100	2,904
Nihon Parkerizing Co. Ltd.	100	1,442
Nihon Unisys Ltd.	100	2,515
Nikkon Holdings Co. Ltd.	100	2,627
Nikon Corp.	300	4,777
Nintendo Co. Ltd.	100	32,643
Nippon Accommodations Fund, Inc.	1	4,552
Nippon Building Fund, Inc.	2	11,543
Nippon Electric Glass Co. Ltd.	100	2,782
Nippon Express Co. Ltd.	100	7,262
Nippon Gas Co. Ltd.	100	5,835
Nippon Kayaku Co. Ltd.	200	2,238
Nippon Paint Holdings Co. Ltd.	200	8,617
Nippon Paper Industries Co. Ltd.	100	1,597
Nippon Prologis REIT, Inc.	1	2,076
Nippon Shinyaku Co. Ltd.	100	6,214
Nippon Shokubai Co. Ltd.	100	7,235
Nippon Steel & Sumitomo Metal Corp.	900	17,685
Nippon Suisan Kaisha Co. Ltd.	400	1,973
Nippon Telegraph & Telephone Corp.	1,400	63,681
Nippon Yusen KK	100	1,986
Nipro Corp.	100	1,156
Nishi-Nippon Financial Holdings, Inc.	200	2,339
Nishi-Nippon Railroad Co. Ltd.	100	2,723
Nissan Chemical Industries Co. Ltd.	200	9,339
Nissan Motor Co. Ltd.	2,300	22,394
Nisshin Seifun Group, Inc.	200	4,236
Nisshinbo Holdings, Inc.	100	1,075
Nissin Food Holdings Co. Ltd.	100	7,235
Nitori Holdings Co. Ltd.	100	15,608
Nitto Denko Corp.	200	15,143
NKSJ Holdings, Inc.	400	16,186
NOF Corp.	100	3,234
NOK Corp.	100	1,937
Nomura Holdings, Inc.	3,100	15,001
Nomura Real Estate Holdings, Inc.	100	2,220
Nomura Real Estate Master Fund, Inc.	3	4,235
Nomura Research Institute Ltd.	100	4,850
NSK Ltd.	700	7,227
NTN Corp.	500	2,050
NTT Data Corp.	600	6,915
NTT DOCOMO, Inc.	1,300	33,127
Obayashi Corp.	700	7,290
OBIC Co. Ltd.	100	8,283
Odakyu Electric Railway Co. Ltd.	300	6,444
Oji Holdings Corp.	1,000	6,205
Okumura Corp.	100	3,265
Olympus Corp.	300	11,245
OMRON Corp.	200	9,339
Ono Pharmaceutical Co. Ltd.	500	11,728
Oriental Land Co. Ltd.	200	21,000
ORIX Corp.	1,300	20,572
ORIX JREIT, Inc.	2	3,196
Osaka Gas Co. Ltd.	400	8,283
OSG Corp.	100	2,062
Otsuka Corp.	100	3,924
Otsuka Holdings Co. Ltd.	600	29,069
Panasonic Corp.	2,400	32,363
Park24 Co. Ltd.	100	2,723
Penta-Ocean Construction Co. Ltd.	300	2,011
PeptiDream, Inc. (a)	100	4,164
Pigeon Corp.	100	4,868
Pilot Corp.	100	5,573
Pola Orbis Holdings, Inc.	100	4,403
Rakuten, Inc.	900	6,075
Recruit Holdings Co. Ltd.	1,400	38,770
Relo Group, Inc.	100	2,641
Rengo Co. Ltd.	200	1,761
Resona Holdings, Inc.	2,400	12,846
Resorttrust, Inc.	100	1,770
Ricoh Co. Ltd.	700	6,424
Rinnai Corp.	100	8,824
ROHM Co. Ltd.	100	8,400
Rohto Pharmaceutical Co. Ltd.	100	3,211
Sankyu, Inc.	100	5,257
Santen Pharmaceutical Co. Ltd.	500	8,721
Sanwa Holdings Corp.	200	2,121
Sapporo Breweries Ltd.	100	2,507
Sawai Pharmaceutical Co. Ltd.	100	4,552
SBI Holdings, Inc. Japan	200	5,156
Screen Holdings Co. Ltd.	100	7,045
Secom Co. Ltd.	200	15,367
Sega Sammy Holdings, Inc.	200	3,429
Seibu Holdings, Inc.	200	3,374
Seiko Epson Corp.	400	6,958
Seino Holdings Co. Ltd.	200	3,548
Sekisui Chemical Co. Ltd.	400	6,821
Sekisui House Ltd.	600	10,622
Seria Co. Ltd.	100	4,805
Seven & i Holdings Co. Ltd.	800	34,908
Seven Bank Ltd.	600	1,837
SG Holdings Co. Ltd.	100	2,195
Sharp Corp.	200	4,877
Shikoku Electric Power Co., Inc.	100	1,339
Shima Seiki Manufacturing Ltd.	100	4,778
Shimadzu Corp.	300	9,077
SHIMANO, Inc.	100	14,686
SHIMIZU Corp.	700	7,265
Shin-Etsu Chemical Co. Ltd.	400	35,670
Shinsei Bank Ltd.	200	3,082
Shionogi & Co. Ltd.	300	15,421
Shiseido Co. Ltd.	400	31,786
Shizuoka Bank Ltd.	600	5,425
Showa Denko K.K.	200	8,888
Showa Shell Sekiyu K.K.	100	1,493
Skylark Co. Ltd.	100	1,480
SMC Corp.	100	36,698
SoftBank Corp.	1,000	71,408
Sohgo Security Services Co., Ltd.	100	4,715
Sojitz Corp.	900	3,268
Sony Corp.	1,300	66,579
Sony Financial Holdings, Inc.	100	1,911
Sotetsu Holdings, Inc.	100	3,062
Square Enix Holdings Co. Ltd.	100	4,914
Stanley Electric Co. Ltd.	200	6,828
Start Today Co. Ltd.	200	7,253
Subaru Corp.	700	20,390
Sumco Corp.	200	4,041
Sumitomo Chemical Co. Ltd.	2,000	11,344
Sumitomo Corp.	1,300	21,370
Sumitomo Electric Industries Ltd.	600	8,942
Sumitomo Forestry Co. Ltd.	100	1,515
Sumitomo Heavy Industries Ltd.	100	3,378
Sumitomo Metal Mining Co. Ltd.	300	11,484
Sumitomo Mitsui Financial Group, Inc.	1,500	58,509
Sumitomo Mitsui Trust Holdings, Inc.	400	15,871
Sumitomo Osaka Cement Co. Ltd.	1,000	4,688
Sumitomo Realty & Development Co. Ltd.	1,000	36,933
Sumitomo Rubber Industries Ltd.	100	1,590
Sundrug Co. Ltd.	100	4,055
Suntory Beverage & Food Ltd.	100	4,272
Suzuken Co. Ltd.	100	4,236
Suzuki Motor Corp.	500	27,630
Sysmex Corp.	200	18,679
T&D Holdings, Inc.	600	9,020
Tadano Ltd.	200	2,459
Taiheiyo Cement Corp.	100	3,292
Taisei Corp.	200	11,037
Taisho Pharmaceutical Holdings Co. Ltd.	100	11,715
Taiyo Nippon Sanso Corp.	200	2,869
Taiyo Yuden Co. Ltd.	100	2,795
Takara Holdings, Inc.	200	2,645
Takashimaya Co. Ltd.	1,000	8,563
Takeda Pharmaceutical Co. Ltd.	800	33,654
TDK Corp.	200	20,449
TechnoPro Holdings, Inc.	100	6,151
Teijin Ltd.	100	1,835
Temp Holdings Co., Ltd.	100	2,232
Terumo Corp.	400	22,942
The Chugoku Bank Ltd.	200	2,025
The Daishi Bank Ltd., Niigata	100	3,979
The Hachijuni Bank Ltd.	400	1,713
The Suruga Bank Ltd.	200	1,790
THK Co. Ltd.	100	2,868
Toagosei Co. Ltd.	200	2,312
Tobu Railway Co. Ltd.	200	6,124
Toho Co. Ltd.	100	3,355
Toho Gas Co. Ltd.	100	3,464
Tohoku Electric Power Co., Inc.	500	6,110
Tokai Carbon Co. Ltd.	200	3,597
Tokai Tokyo Financial Holdings	300	1,918
Tokio Marine Holdings, Inc.	800	37,523
Tokuyama Corp.	100	3,211
Tokyo Century Corp.	100	5,672
Tokyo Electric Power Co., Inc. (a)	600	2,796
Tokyo Electron Ltd.	200	34,358
Tokyo Gas Co. Ltd.	400	10,624
Tokyo Ohka Kogyo Co. Ltd.	100	3,861
Tokyo Tatemono Co. Ltd.	200	2,748
Tokyu Corp.	500	8,617
Tokyu Fudosan Holdings Corp.	400	2,825
Topcon Corp.	100	1,716
Toppan Printing Co. Ltd.	1,000	7,840
Toray Industries, Inc.	1,700	13,418
Toshiba Corp. (a)	4,000	12,031
Tosoh Corp.	300	4,652
Toto Ltd.	200	9,285
Toyo Seikan Group Holdings Ltd.	100	1,758
Toyo Suisan Kaisha Ltd.	100	3,563
Toyo Tire & Rubber Co. Ltd.	100	1,464
Toyobo Co. Ltd.	100	1,665
Toyoda Gosei Co. Ltd.	100	2,537
Toyota Boshoku Corp.	100	1,842
Toyota Industries Corp.	200	11,218
Toyota Motor Corp.	3,000	194,007
Toyota Tsusho Corp.	200	6,702
Trend Micro, Inc.	100	5,708
TS tech Co. Ltd.	100	4,177
Tsumura & Co.	100	3,234
Tsuruha Holdings, Inc.	100	12,546
Ube Industries Ltd.	100	2,600
Ulvac, Inc.	100	3,830
Unicharm Corp.	400	12,042
United Urban Investment Corp.	2	3,105
USS Co. Ltd.	200	3,808
Wacoal Holdings Corp.	100	2,917
Welcia Holdings Co. Ltd.	100	5,320
West Japan Railway Co.	200	14,748
Yahoo! Japan Corp.	800	2,650
Yakult Honsha Co. Ltd.	200	13,368
Yamada Denki Co. Ltd.	500	2,488
Yamaha Corp.	200	10,405
Yamaha Motor Co. Ltd.	300	7,549
Yamato Holdings Co. Ltd.	400	11,792
Yamazaki Baking Co. Ltd.	200	5,239
Yaskawa Electric Corp.	300	10,608
Yokogawa Electric Corp.	200	3,562
Yokohama Rubber Co. Ltd.	100	2,080
Zenkoku Hosho Co. Ltd.	100	4,543
Zeon Corp.	100	1,183

TOTAL JAPAN		4,437,968

Korea (South) - 3.3%
AMOREPACIFIC Corp.	33	9,551
AMOREPACIFIC Group, Inc.	20	2,217
BGF Retail Co. Ltd.	7	1,225
BS Financial Group, Inc.	278	2,333
Celltrion Healthcare Co. Ltd.	50	4,976
Celltrion Pharm, Inc.	25	2,035
Celltrion, Inc. (a)	103	28,054
Cheil Industries, Inc.	98	10,246
Cheil Worldwide, Inc.	72	1,334
CJ CheilJedang Corp.	7	2,214
CJ Corp.	13	1,657
CJ E&M Corp.	20	2,060
Com2uS Corp.	8	1,206
Coway Co. Ltd.	87	6,761
Daelim Industrial Co.	24	1,648
Daewoo Engineering & Construction Co. Ltd. (a)	183	964
Db Insurance Co. Ltd.	46	2,436
DGB Financial Group Co. Ltd.	153	1,407
Dong Suh Companies, Inc.	73	1,713
Doosan Co. Ltd.	13	1,213
Doosan Infracore Co. Ltd. (a)	133	1,151
E-Mart Co. Ltd.	28	6,395
Fila Korea Ltd.	41	1,238
Green Cross Corp.	20	3,706
Green Cross Holdings Corp.	45	1,343
GS Engineering & Construction Corp.	47	1,940
GS Holdings Corp.	42	2,050
Hana Financial Group, Inc.	293	11,267
Hankook Tire Co. Ltd.	61	2,305
Hanmi Pharm Co. Ltd.	4	1,511
Hanmi Science Co. Ltd.	23	1,333
Hanon Systems	141	1,341
Hanssem Co. Ltd.	10	942
Hanwha Chemical Corp.	84	1,647
Hanwha Corp.	51	1,444
Hanwha Life Insurance Co. Ltd.	252	1,199
HDC Hyundai Development Co. (a)	30	1,451
HLB, Inc. (a)	20	1,750
Hotel Shilla Co.	25	2,771
Hyosung Corp. (c)	17	2,044
Hyundai Department Store Co. Ltd.	14	1,451
Hyundai Elevator Co. Ltd.	10	804
Hyundai Engineering & Construction Co. Ltd.	56	2,890
Hyundai Fire & Marine Insurance Co. Ltd.	55	1,663
Hyundai Glovis Co. Ltd.	16	1,658
Hyundai Heavy Industries Co. Ltd. (a)	52	4,760
Hyundai Industrial Development & Construction Co.	21	539
Hyundai Mobis	66	12,557
Hyundai Motor Co.	143	16,106
Hyundai Robotics Co. Ltd. (a)	7	2,221
Hyundai Steel Co.	137	6,467
Industrial Bank of Korea	179	2,474
ING Life Insurance Korea Ltd. (b)	27	1,014
JB Financial Group Co. Ltd.	1,229	6,143
Kakao Corp.	57	5,857
Kangwon Land, Inc.	94	2,206
KB Financial Group, Inc.	508	23,917
KCC Corp.	5	1,472
Kia Motors Corp.	303	8,389
Kiwoom Securities Co. Ltd.	11	1,071
Kolon Industries, Inc.	20	1,213
Korea Aerospace Industries Ltd. (a)	45	1,664
Korea Electric Power Corp.	322	9,237
Korea Express Co. Ltd. (a)	8	1,206
Korea Gas Corp. (a)	37	2,132
Korea Investment Holdings Co. Ltd.	30	2,264
Korea Zinc Co. Ltd.	24	8,314
Korean Air Lines Co. Ltd.	61	1,547
Korean Reinsurance Co.	126	1,340
KT&G Corp.	141	13,540
Kumho Petro Chemical Co. Ltd.	15	1,568
LG Chemical Ltd.	27	8,081
LG Corp.	147	9,512
LG Display Co. Ltd.	162	2,658
LG Electronics, Inc.	108	8,045
LG Household & Health Care Ltd.	6	7,517
LG Innotek Co. Ltd.	12	1,556
LG Telecom Ltd.	213	2,676
Lotte Chemical Corp.	17	5,309
Lotte Confectionery Co. Ltd. (a)	24	1,234
Lotte Fine Chemical Co. Ltd.	18	1,050
Lotte Shopping Co. Ltd.	12	2,262
LS Cable Ltd.	25	1,683
Mando Corp.	70	2,412
Medy-Tox, Inc.	3	2,066
Meritz Fire & Marine Insurance Co. Ltd.	240	4,135
Meritz Securities Co. Ltd.	370	1,179
Mirae Asset Daewoo Co. Ltd.	942	7,203
NAVER Corp.	28	19,173
NCSOFT Corp.	24	7,991
Netmarble Corp. (b)	42	5,748
Nong Shim Co. Ltd.	17	4,958
Oci Co. Ltd.	13	1,202
Orion Corp./Republic of Korea	17	2,273
Ottogi Corp.	2	1,542
Pearl Abyss Corp. (a)	10	2,019
POSCO	91	26,868
S-Oil Corp.	30	2,948
S1 Corp.	18	1,564
Samsung Biologics Co. Ltd. (a)(b)	16	5,988
Samsung Card Co. Ltd.	38	1,306
Samsung Electro-Mechanics Co. Ltd.	58	7,730
Samsung Electronics Co. Ltd.	5,809	243,195
Samsung Engineering Co. Ltd. (a)	102	1,433
Samsung Fire & Marine Insurance Co. Ltd.	43	10,188
Samsung Heavy Industries Co. Ltd. (a)	223	1,429
Samsung Life Insurance Co. Ltd.	95	8,389
Samsung SDI Co. Ltd.	53	10,179
Samsung SDS Co. Ltd.	38	6,838
Samsung Securities Co. Ltd.	70	2,183
Shinhan Financial Group Co. Ltd.	474	18,356
Shinsegae Co. Ltd.	5	1,802
SillaJen, Inc. (a)	71	4,671
SK C&C Co. Ltd.	54	12,551
SK Energy Co. Ltd.	61	11,058
SK Hynix, Inc.	596	45,838
SK Telecom Co. Ltd.	51	10,664
ViroMed Co. Ltd. (a)	10	2,114
Woori Bank	524	7,665
Woori Investment & Securities Co. Ltd.	144	1,932
Yuhan Corp.	8	1,562

TOTAL KOREA (SOUTH)		843,697

Luxembourg - 0.2%
Aperam	35	1,505
ArcelorMittal SA (Netherlands)	737	21,611
B&M European Value Retail S.A.	524	2,795
Eurofins Scientific SA	10	5,563
Millicom International Cellular SA (depository receipt) (a)	79	4,666
SES SA (France) (depositary receipt)	356	6,523
Subsea 7 SA	478	7,650
Tenaris SA	437	7,975

TOTAL LUXEMBOURG		58,288

Malaysia - 0.5%
AirAsia Group BHD	2,100	1,554
AMMB Holdings Bhd	1,300	1,207
Axiata Group Bhd	4,500	4,233
British American Tobacco (Malaysia) Bhd	100	861
Bumiputra-Commerce Holdings Bhd	5,200	7,016
Dialog Group Bhd	2,600	1,989
DiGi.com Bhd	2,000	2,055
Gamuda Bhd	1,400	1,133
Genting Bhd	4,100	8,536
Genting Malaysia Bhd	4,600	5,557
Hartalega Holdings Bhd	1,000	1,483
Hong Leong Bank Bhd	400	1,802
IHH Healthcare Bhd (b)	1,800	2,718
IJM Corp. Bhd	2,100	931
IOI Corp. Bhd	2,300	2,585
Kuala Lumpur Kepong Bhd	400	2,392
Malayan Banking Bhd	4,600	10,249
Malaysia Airports Holdings Bhd	1,000	2,178
Maxis Bhd	1,200	1,622
MISC Bhd	1,000	1,466
Nestle (Malaysia) BHD	100	3,651
Petronas Chemicals Group Bhd	2,900	6,038
Petronas Dagangan Bhd	400	2,456
Petronas Gas Bhd	300	1,285
PPB Group Bhd	400	1,949
Press Metal Bhd	1,500	1,619
Public Bank Bhd	2,900	16,770
RHB Capital Bhd	1,400	1,892
Sime Darby Bhd	12,100	7,339
Sime Darby Plantation Bhd	3,600	4,750
Telekom Malaysia Bhd	1,300	1,001
Tenaga Nasional Bhd	2,700	9,785
Top Glove Corp. Bhd	500	1,503
YTL Corp. Bhd	4,000	1,119

TOTAL MALAYSIA		122,724

Malta - 0.0%
Kindred Group PLC (depositary receipt)	152	1,914
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,200	1,164
Mexico - 0.6%
Alfa SA de CV Series A	6,900	8,026
America Movil S.A.B. de CV Series L	26,800	22,360
Banco Santander Mexico SA	1,285	1,736
CEMEX S.A.B. de CV unit (a)	14,000	9,206
Coca-Cola FEMSA S.A.B. de CV Series L	400	2,265
Embotelladoras Arca S.A.B. de CV	200	1,231
Fibra Uno Administracion SA de CV	1,900	2,759
Fomento Economico Mexicano S.A.B. de CV unit	2,400	21,142
Gruma S.A.B. de CV Series B	150	1,835
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	300	2,778
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	150	2,382
Grupo Aeroportuario Norte S.A.B. de CV	300	1,564
Grupo Bimbo S.A.B. de CV Series A	900	1,753
Grupo Carso SA de CV Series A1	300	1,013
Grupo Elektra SA de CV	50	1,364
Grupo Financiero Banorte S.A.B. de CV Series O	2,500	14,737
Grupo Financiero Inbursa S.A.B. de CV Series O	1,200	1,680
Grupo Mexico SA de CV Series B	3,300	9,370
Grupo Televisa SA de CV	2,400	9,109
Industrias Penoles SA de CV	90	1,613
Infraestructura Energetica Nova S.A.B. de CV	400	1,785
Mexichem S.A.B. de CV	700	2,024
Promotora y Operadora de Infraestructura S.A.B. de CV	925	8,264
Wal-Mart de Mexico SA de CV Series V	4,500	11,864

TOTAL MEXICO		141,860

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	2,000	2,554
Netherlands - 2.8%
Aalberts Industries NV	67	3,210
ABN AMRO Group NV GDR	224	5,812
AEGON NV	1,361	8,163
AerCap Holdings NV (a)	167	9,043
Airbus Group NV	626	73,051
Akzo Nobel NV	262	22,433
Altice Europe NV Class A	255	1,039
ASML Holding NV (Netherlands)	450	89,048
Cimpress NV (a)	32	4,639
CNH Industrial NV	1,101	11,695
Euronext NV (b)	75	4,769
EXOR NV	89	5,997
Ferrari NV	129	17,550
Fiat Chrysler Automobiles NV	1,114	21,249
Gemalto NV (a)	86	5,003
Heineken Holding NV	123	11,793
Heineken NV (Bearer)	214	21,497
ING Groep NV (Certificaten Van Aandelen)	4,126	59,227
Interxion Holding N.V. (a)	78	4,869
Koninklijke Ahold Delhaize NV	1,282	30,698
Koninklijke DSM NV	200	20,114
Koninklijke KPN NV	4,224	11,486
Koninklijke Philips Electronics NV	961	40,716
NN Group NV	329	13,386
NXP Semiconductors NV (a)	314	34,311
QIAGEN NV (Germany) (a)	209	7,615
Randstad NV	113	6,653
RELX NV	1,060	22,534
RHI Magnesita NV	20	1,214
STMicroelectronics NV (Italy)	698	15,484
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	420	4,560
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,754	97,728
Wolters Kluwer NV	322	18,147
X5 Retail Group NV GDR (Reg. S)	141	3,734
Yandex NV Series A (a)	221	7,934

TOTAL NETHERLANDS		716,401

New Zealand - 0.2%
Auckland International Airport Ltd.	1,012	4,647
Contact Energy Ltd.	494	1,957
Fisher & Paykel Healthcare Corp.	548	5,527
Fletcher Building Ltd.	933	4,392
Kiwi Property Group Ltd.	2,125	1,936
Mercury Nz Ltd.	540	1,233
Meridian Energy Ltd.	820	1,733
Ryman Healthcare Group Ltd.	593	4,808
SKYCITY Entertainment Group Ltd.	510	1,396
Spark New Zealand Ltd.	1,982	5,007
The a2 Milk Co. Ltd. (a)	703	5,457
Trade Maine Group Ltd.	341	1,076
Z Energy Ltd.	299	1,533

TOTAL NEW ZEALAND		40,702

Norway - 0.5%
Aker ASA (A Shares)	17	1,300
Aker Bp ASA	69	2,548
DNB ASA	1,085	21,128
Equinor ASA	1,180	31,353
Gjensidige Forsikring ASA	260	4,265
Leroy Seafood Group ASA	161	1,085
Marine Harvest ASA	352	7,010
Norsk Hydro ASA	1,280	7,668
Norwegian Finans Holding ASA (a)	105	1,167
Orkla ASA	780	6,838
Salmar ASA	38	1,595
Schibsted ASA:
(A Shares)	104	3,162
(B Shares)	66	1,864
SpareBank 1 SR-Bank ASA (primary capital certificate)	161	1,708
Sparebanken Midt-Norge	172	1,785
Storebrand ASA (A Shares)	592	4,779
Telenor ASA	740	15,187
TGS Nopec Geophysical Co. ASA	71	2,615
Tomra Systems ASA	75	1,575
Veidekke ASA	98	985
Yara International ASA	169	7,014

TOTAL NORWAY		126,631

Pakistan - 0.0%
Engro Corp. Ltd.	500	1,292
Habib Bank Ltd.	2,300	3,152
Pakistan State Oil Co. Ltd.	400	1,048

TOTAL PAKISTAN		5,492

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	1,143	7,528
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	1,900	1,941
Alliance Global Group, Inc. (a)	9,700	2,112
Ayala Corp.	350	6,034
Ayala Land, Inc.	10,100	7,174
Bank of the Philippine Islands (BPI)	1,230	2,040
BDO Unibank, Inc.	2,160	5,080
GT Capital Holdings, Inc.	110	1,876
International Container Terminal Services, Inc.	1,330	1,927
JG Summit Holdings, Inc.	2,200	2,061
Jollibee Food Corp.	420	2,070
Manila Electric Co.	320	2,132
Metro Pacific Investments Corp.	22,000	1,897
Metropolitan Bank & Trust Co.	4,060	5,585
Philippine Long Distance Telephone Co.	95	2,275
Security Bank Corp.	460	1,724
SM Investments Corp.	630	10,330
SM Prime Holdings, Inc.	14,200	9,567
Universal Robina Corp.	690	1,565

TOTAL PHILIPPINES		67,390

Poland - 0.2%
Alior Bank SA (a)	96	1,715
Bank Millennium SA (a)	487	1,043
Bank Polska Kasa Opieki SA	253	7,633
Bank Zachodni WBK SA	43	3,830
BRE Bank SA	12	1,281
CD Projekt RED SA	44	1,901
Cyfrowy Polsat SA	173	1,069
Grupa Lotos SA	71	1,079
ING Bank Slaski SA	27	1,290
Jastrzebska Spolka Weglowa SA (a)	45	921
KGHM Polska Miedz SA (Bearer)	95	2,232
LPP SA	2	4,531
NG2 SA	20	1,105
Polish Oil & Gas Co. SA	1,165	1,776
Polska Grupa Energetyczna SA (a)	552	1,376
Polski Koncern Naftowy Orlen SA	308	6,912
Powszechna Kasa Oszczednosci Bank SA	885	8,740
Powszechny Zaklad Ubezpieczen SA	611	6,359

TOTAL POLAND		54,793

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	6,879	2,068
Energias de Portugal SA	2,610	10,363
Galp Energia SGPS SA Class B	393	7,497
Jeronimo Martins SGPS SA	166	2,398
NOS SGPS SA	252	1,381
Portucel Industrial Empresa Produtora de Celulosa SA	157	935

TOTAL PORTUGAL		24,642

Qatar - 0.2%
Doha Bank (a)	457	3,358
Industries Qatar QSC (a)	202	5,936
Masraf al Rayan (a)	639	6,130
Qatar Electricity & Water Co. (a)	38	1,962
Qatar Islamic Bank (a)	198	6,308
Qatar National Bank SAQ (a)	476	19,871
Qatar Navigation QPSC (a)	190	3,392
Qatar Telecom (Qtel) Q.S.C. (a)	80	1,598

TOTAL QATAR		48,555

Russia - 0.6%
Alrosa Co. Ltd.	2,900	4,624
Gazprom OAO	12,510	28,222
Lukoil PJSC	456	31,712
Magnit OJSC	64	4,694
MMC Norilsk Nickel PJSC	77	13,980
Moscow Exchange MICEX-RTS OAO	1,000	1,733
NOVATEK OAO	650	8,859
Novolipetsk Steel OJSC GDR (Reg. S)	60	1,465
Sberbank of Russia	10,400	36,125
Severstal PAO	110	1,632
Surgutneftegas OJSC	12,300	5,598
Tatneft PAO	1,610	17,414
VTB Bank OJSC (a)	6,110,000	4,698

TOTAL RUSSIA		160,756

Singapore - 0.8%
Ascendas Real Estate Investment Trust	1,800	3,488
CapitaCommercial Trust (REIT)	1,600	1,949
CapitaLand Ltd.	4,500	10,437
CapitaMall Trust	1,900	2,887
City Developments Ltd.	1,000	8,022
ComfortDelgro Corp. Ltd.	3,200	5,519
DBS Group Holdings Ltd.	1,900	37,108
Flextronics International Ltd. (a)	538	7,591
Hutchison Port Holdings Trust	4,092	1,146
Jardine Cycle & Carriage Ltd.	100	2,335
K-REIT Asia	2,800	2,261
Keppel Corp. Ltd.	1,500	7,872
Mapletree Commercial Trust	1,300	1,498
Mapletree Greater China Commercial Trust	1,500	1,255
Mapletree Industrial (REIT)	900	1,275
Mapletree Logistics Trust (REIT)	1,700	1,535
Oversea-Chinese Banking Corp. Ltd.	4,000	34,172
Sembcorp Industries Ltd.	700	1,413
Sembcorp Marine Ltd.	600	898
Singapore Airlines Ltd.	600	4,708
Singapore Airport Terminal Service Ltd.	500	1,835
Singapore Exchange Ltd.	600	3,157
Singapore Press Holdings Ltd.	1,100	2,099
Singapore Technologies Engineering Ltd.	2,000	4,829
Singapore Telecommunications Ltd.	7,400	16,728
Suntec (REIT)	2,000	2,539
United Overseas Bank Ltd.	1,600	31,425
UOL Group Ltd.	400	2,237
Venture Corp. Ltd.	200	2,619
Wilmar International Ltd.	3,600	8,085
Yangzijiang Shipbuilding Holdings Ltd.	1,800	1,196

TOTAL SINGAPORE		214,118

South Africa - 1.3%
AngloGold Ashanti Ltd.	269	2,199
Aspen Pharmacare Holdings Ltd.	327	6,155
AVI Ltd.	200	1,578
Barclays Africa Group Ltd.	382	4,455
Barloworld Ltd.	147	1,390
Bidcorp Ltd.	289	5,800
Bidvest Group Ltd.	474	6,808
Capitec Bank Holdings Ltd.	73	4,619
Clicks Group Ltd.	141	2,020
Discovery Ltd.	509	5,473
Exxaro Resources Ltd.	171	1,567
FirstRand Ltd.	3,050	14,206
Foschini Ltd.	114	1,446
Gold Fields Ltd.	486	1,720
Growthpoint Properties Ltd.	2,777	5,403
Hyprop Investments Ltd.	235	1,753
Impala Platinum Holdings Ltd. (a)	633	934
Imperial Holdings Ltd.	119	1,699
Investec Ltd.	256	1,793
Life Healthcare Group Holdings Ltd.	712	1,291
Mondi Ltd.	75	2,032
Mr Price Group Ltd.	166	2,738
MTN Group Ltd.	1,509	11,870
Naspers Ltd. Class N	457	116,103
Nedbank Group Ltd.	248	4,512
Netcare Ltd.	954	1,921
Old Mutual Ltd. (a)	4,456	8,845
Pick 'n Pay Stores Ltd.	292	1,592
Rand Merchant Insurance Holdings Ltd.	544	1,485
Redefine Properties Ltd.	13,674	10,457
Remgro Ltd.	659	9,814
Resilient Property Income Fund Ltd.	243	996
RMB Holdings Ltd.	1,540	8,509
Sanlam Ltd.	1,547	7,902
Sappi Ltd.	293	1,954
Sasol Ltd.	549	19,965
Shoprite Holdings Ltd.	406	6,529
Spar Group Ltd.	112	1,514
Standard Bank Group Ltd.	1,461	20,435
Tiger Brands Ltd.	201	4,856
Truworths International Ltd.	253	1,425
Vodacom Group Ltd.	557	4,986
Woolworths Holdings Ltd.	519	2,098

TOTAL SOUTH AFRICA		324,847

Spain - 1.9%
Abertis Infraestructuras SA	363	7,785
ACS Actividades de Construccion y Servicios SA	230	9,320
ACS Actividades de Construccion y Servicios SA rights 7/6/18 (a)	180	185
Aena Sme SA	74	13,438
Amadeus IT Holding SA Class A	425	33,551
Banco Bilbao Vizcaya Argentaria SA	6,815	48,063
Banco de Sabadell SA	5,217	8,746
Banco Santander SA (Spain)	15,614	83,449
Bankia SA	1,528	5,723
Bankinter SA	647	6,303
CaixaBank SA	3,916	16,856
Cellnex Telecom Sau (b)	183	4,616
EDP Renovaveis SA	136	1,418
Enagas SA	219	6,404
Endesa SA	282	6,222
Ferrovial SA	594	12,191
Gas Natural SDG SA	370	9,800
Grifols SA	317	9,544
Grifols SA ADR	205	4,408
Iberdrola SA	6,290	48,656
Inditex SA	1,161	39,537
Inmobiliaria Colonial SA	217	2,399
International Consolidated Airlines Group SA CDI	2,293	20,094
MAPFRE SA (Reg.)	1,339	4,042
Merlin Properties Socimi SA	445	6,473
Red Electrica Corporacion SA	470	9,572
Repsol SA	1,199	23,474
Repsol SA rights 7/6/18 (a)	797	452
Siemens Gamesa Renewable Energy SA	142	1,908
Telefonica SA	4,544	38,567

TOTAL SPAIN		483,196

Sweden - 2.0%
AarhusKarlshamn AB	232	3,694
Alfa Laval AB	256	6,076
ASSA ABLOY AB (B Shares)	997	21,148
Atlas Copco AB:
(A Shares)	589	17,150
(B Shares)	478	12,523
Axfood AB	73	1,404
Billerud AB	261	3,694
Boliden AB	258	8,371
Castellum AB	183	2,966
Com Hem Holding AB	102	1,658
Dometic Group AB (b)	406	3,989
Electrolux AB (B Shares)	229	5,216
Elekta AB (B Shares)	386	5,085
Epiroc AB:
Class A (a)	589	6,181
Class B (a)	515	4,715
Essity AB Class B	637	15,732
Fabege AB	204	2,434
Fastighets AB Balder (a)	59	1,540
Getinge AB (B Shares)	164	1,492
H&M Hennes & Mauritz AB (B Shares)	988	14,706
Hemfosa Fastigheter AB	107	1,252
Hexagon AB (B Shares)	265	14,779
HEXPOL AB (B Shares)	192	1,998
Holmen AB (B Shares)	152	3,454
Husqvarna AB (B Shares)	649	6,160
ICA Gruppen AB	51	1,564
Industrivarden AB:
(A Shares)	212	4,291
(C Shares)	114	2,211
Indutrade AB	69	1,649
Intrum Justitia AB	57	1,323
Investor AB (B Shares) (a)	502	20,452
Kinnevik AB (B Shares)	262	8,977
Loomis AB (B Shares)	41	1,425
Lundbergfoeretagen AB	58	1,782
Lundin Petroleum AB	204	6,507
Modern Times Group MTG AB (B Shares)	40	1,674
Nibe Industrier AB (B Shares)	569	6,108
Nordea Bank AB	3,385	32,608
Saab AB (B Shares)	92	3,821
Sandvik AB	1,180	20,947
Securitas AB (B Shares)	319	5,252
Skandinaviska Enskilda Banken AB (A Shares)	1,997	18,987
Skanska AB (B Shares)	384	6,980
SKF AB (B Shares)	363	6,756
SSAB Svenskt Stal AB (B Shares)	351	1,324
Svenska Cellulosa AB (SCA) (B Shares)	3,136	34,074
Svenska Handelsbanken AB (A Shares)	1,688	18,695
Swedbank AB (A Shares)	1,107	23,705
Swedish Match Co. AB	239	11,840
Swedish Orphan Biovitrum AB (a)	204	4,452
Tele2 AB (B Shares)	387	4,550
Telefonaktiebolaget LM Ericsson (B Shares)	3,095	23,845
TeliaSonera AB	2,896	13,244
Trelleborg AB (B Shares)	255	5,446
Volvo AB (B Shares)	1,957	31,288
Wallenstam AB (B Shares)	144	1,295

TOTAL SWEDEN		494,489

Switzerland - 4.6%
ABB Ltd. (Reg.)	2,078	45,329
Adecco SA (Reg.)	159	9,434
Baloise Holdings AG	55	8,014
Clariant AG (Reg.)	274	6,591
Coca-Cola HBC AG	186	6,213
Compagnie Financiere Richemont SA Series A	532	44,972
Credit Suisse Group AG	2,178	32,568
Geberit AG (Reg.)	41	17,633
Givaudan SA	9	20,467
Julius Baer Group Ltd.	229	13,413
Kuehne & Nagel International AG	54	8,136
Lafargeholcim Ltd. (Reg.)	515	25,160
Lindt & Spruengli AG (participation certificate)	1	6,493
Logitech International SA (Reg.)	150	6,615
Lonza Group AG	69	18,233
Nestle SA (Reg. S)	3,209	248,700
Novartis AG	2,753	208,542
Partners Group Holding AG	20	14,693
Roche Holding AG:
(Bearer)	36	8,143
(participation certificate)	727	161,291
Schindler Holding AG (participation certificate)	39	8,412
SGS SA (Reg.)	6	16,007
Sika AG	144	19,979
Sonova Holding AG Class B	51	9,159
Straumann Holding AG	10	7,624
Swatch Group AG (Bearer)	32	15,223
Swatch Group AG (Bearer) (Reg.)	86	7,455
Swiss Life Holding AG	34	11,845
Swiss Prime Site AG	74	6,811
Swiss Re Ltd.	344	29,770
Swisscom AG	29	12,979
Temenos Group AG	67	10,148
UBS Group AG	3,981	61,606
Zurich Insurance Group AG	159	47,021

TOTAL SWITZERLAND		1,174,679

Taiwan - 2.5%
Accton Technology Corp.	1,000	2,896
Acer, Inc.	2,000	1,635
Advantech Co. Ltd.	1,000	6,601
ASE Industrial Holding Co. Ltd.	3,000	7,054
Asia Cement Corp.	2,000	2,200
ASUSTeK Computer, Inc.	1,000	9,146
AU Optronics Corp.	6,000	2,545
Catcher Technology Co. Ltd.	1,000	11,198
Cathay Financial Holding Co. Ltd.	8,000	14,134
Chang Hwa Commercial Bank	6,000	3,488
Cheng Shin Rubber Industry Co. Ltd.	2,000	3,011
Chicony Electronics Co. Ltd.	2,000	4,512
China Airlines Ltd. (a)	4,000	1,251
China Development Finance Holding Corp.	12,000	4,394
China Life Insurance Co. Ltd.	3,000	3,162
China Steel Corp.	13,000	10,118
Chinatrust Financial Holding Co. Ltd.	19,000	13,696
Chroma ATE, Inc.	1,000	5,386
Chunghwa Telecom Co. Ltd.	5,000	18,041
Compal Electronics, Inc.	4,000	2,522
Compeq Manufacturing Co. Ltd.	2,000	2,125
Delta Electronics, Inc.	2,000	7,192
E.SUN Financial Holdings Co. Ltd.	14,000	9,770
ECLAT Textile Co. Ltd.	1,000	11,904
EPISTAR Corp.	1,000	1,253
EVA Airways Corp.	4,000	1,938
Far Eastern Textile Ltd.	3,000	2,847
Far EasTone Telecommunications Co. Ltd.	2,000	5,176
Feng Tay Enterprise Co. Ltd.	1,000	5,024
First Financial Holding Co. Ltd.	11,000	7,441
Formosa Chemicals & Fibre Corp.	4,000	15,960
Formosa Petrochemical Corp.	2,000	8,046
Formosa Plastics Corp.	5,000	18,472
Foxconn Technology Co. Ltd.	1,000	2,450
Fubon Financial Holding Co. Ltd.	7,000	11,747
Highwealth Construction Corp.	1,000	1,486
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,000	43,716
Hotai Motor Co. Ltd.	1,000	8,817
HTC Corp. (a)	1,000	1,869
Hua Nan Financial Holdings Co. Ltd.	7,000	4,080
Innolux Corp.	7,000	2,517
Inventec Corp.	3,000	2,360
Lite-On Technology Corp.	2,000	2,424
Macronix International Co. Ltd. (a)	1,000	1,425
MediaTek, Inc.	2,000	19,704
Mega Financial Holding Co. Ltd.	12,000	10,601
Micro-Star International Co. Ltd.	1,000	3,093
Nan Ya Plastics Corp.	5,000	14,318
Nanya Technology Corp.	1,000	2,732
Novatek Microelectronics Corp.	1,000	4,515
Pegatron Corp.	2,000	4,118
Pou Chen Corp.	2,000	2,325
Powertech Technology, Inc.	1,000	2,906
President Chain Store Corp.	1,000	11,346
Quanta Computer, Inc.	4,000	7,028
Realtek Semiconductor Corp.	1,000	3,645
Ruentex Development Co. Ltd.	1,000	1,156
Shin Kong Financial Holding Co. Ltd.	7,000	2,701
Sino-American Silicon Products, Inc.	1,000	4,039
Sinopac Holdings Co.	10,000	3,612
Synnex Technology International Corp.	1,000	1,511
Taishin Financial Holdings Co. Ltd.	8,000	3,783
Taiwan Business Bank	7,000	2,163
Taiwan Cement Corp.	5,000	6,954
Taiwan Cooperative Financial Holding Co. Ltd.	7,000	4,103
Taiwan Mobile Co. Ltd.	3,000	10,886
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	142,196
Tatung Co. Ltd. (a)	2,000	1,780
TECO Electric & Machinery Co. Ltd.	2,000	1,504
Unified-President Enterprises Corp.	5,000	12,709
United Microelectronics Corp.	12,000	6,680
Vanguard International Semiconductor Corp.	1,000	2,292
Walsin Lihwa Corp.	2,000	1,360
Walsin Technology Corp.	1,000	13,694
Win Semiconductors Corp.	1,000	7,208
Winbond Electronics Corp.	2,000	1,281
Wistron Corp.	2,000	1,488
WPG Holding Co. Ltd.	1,000	1,419
Yuanta Financial Holding Co. Ltd.	18,000	8,216

TOTAL TAIWAN		636,095

Thailand - 0.7%
Advanced Info Service PCL	500	2,792
Advanced Info Service PCL (For. Reg.)	700	3,909
Airports of Thailand PCL	1,400	2,662
Airports of Thailand PCL (For. Reg.)	2,700	5,134
Bangkok Bank PCL	2,100	12,582
Bangkok Dusit Medical Services PCL	7,100	5,358
Bangkok Dusit Medical Services PCL (For. Reg.)	5,900	4,452
Bangkok Expressway and Metro PCL	7,500	1,687
Bangkok Land PCL	74,700	4,194
Banpu PCL (For. Reg.)	3,400	2,001
Berli Jucker PCL (For. Reg)	800	1,219
BTS Group Holdings PCL	5,800	1,541
Bumrungrad Hospital PCL (For. Reg.)	300	1,508
C.P. ALL PCL	1,800	3,993
C.P. ALL PCL (For. Reg.)	3,500	7,765
Central Pattana PCL	1,300	2,737
Central Pattana PCL (For. Reg.)	2,200	4,632
Charoen Pokphand Foods PCL (For. Reg.)	2,900	2,118
Electricity Generating PCL (For. Reg.)	200	1,352
Energy Absolute PCL	1,200	1,186
Glow Energy PCL	700	2,002
Home Product Center PCL (For. Reg.)	4,400	1,780
Indorama Ventures PCL	2,200	3,636
Indorama Ventures PCL (For. Reg.)	1,200	1,983
Intouch Holdings PCL	1,500	2,411
IRPC PCL (For. Reg.)	8,800	1,541
Kasikornbank PCL	2,100	12,677
Kiatnakin Bank PCL (For. Reg.)	900	1,840
Krung Thai Bank PCL	8,500	4,285
Krung Thai Bank PCL (For. Reg.)	5,300	2,672
Krungthai Card PCL	200	2,125
Land & House PCL (For. Reg.)	5,000	1,705
Minor International PCL (For. Reg.)	1,800	1,766
PTT Exploration and Production PCL	900	3,817
PTT Exploration and Production PCL (For. Reg.)	1,000	4,241
PTT Global Chemical PCL	1,700	3,746
PTT Global Chemical PCL (For. Reg.)	1,500	3,305
PTT PCL	5,500	7,969
PTT PCL (For. Reg.)	6,000	8,693
Ratchaburi Electric Generating Holding PCL	1,300	2,011
Siam Cement PCL	400	4,974
Siam Cement PCL (For. Reg.)	500	6,218
Siam Commercial Bank PCL	1,100	3,935
Siam Commercial Bank PCL (For. Reg.)	1,700	6,081
Thai Beverage PCL	9,700	5,126
Thai Oil PCL (For. Reg.)	700	1,643
Thai Union Frozen Products PCL (For. Reg.)	2,800	1,335
Thanachart Capital PCL (For. Reg.)	1,000	1,411
TISCO Financial Group PCL	700	1,775
TMB PCL (For. Reg.)	20,000	1,388
Total Access Communication PCL	800	887
True Corp. PCL (For. Reg.)	8,000	1,280

TOTAL THAILAND		183,080

Turkey - 0.2%
Akbank T.A.S.	4,395	7,194
Arcelik A/S	1,023	3,396
Bim Birlesik Magazalar A/S JSC	170	2,485
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	4,164
Enka Insaat ve Sanayi A/S	1,280	1,301
Eregli Demir ve Celik Fabrikalari T.A.S.	1,232	2,735
Haci Omer Sabanci Holding A/S	1,059	2,036
Koc Holding A/S	747	2,312
Petkim Petrokimya Holding A/S	816	860
Tupras Turkiye Petrol Rafinerileri A/S	86	2,022
Turk Hava Yollari AO (a)	565	1,665
Turkcell Iletisim Hizmet A/S	580	1,537
Turkiye Garanti Bankasi A/S	4,390	8,008
Turkiye Halk Bankasi A/S	1,218	1,962
Turkiye Is Bankasi A/S Series C	1,240	1,539
Turkiye Vakiflar Bankasi TAO	1,123	1,200

TOTAL TURKEY		44,416

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	3,175	6,103
Aldar Properties PJSC	4,196	2,308
DP World Ltd.	112	2,576
Dubai Investments Ltd. (a)	2,785	1,441
Dubai Islamic Bank Pakistan Ltd. (a)	3,130	4,150
Emaar Properties PJSC	5,065	6,784
Emirates Telecommunications Corp.	3,278	14,413
National Bank of Abu Dhabi PJSC	1,469	4,859
Union National Bank (a)	1,116	1,130

TOTAL UNITED ARAB EMIRATES		43,764

United Kingdom - 9.9%
3i Group PLC	1,052	12,504
Admiral Group PLC	239	6,017
Anglo American PLC (United Kingdom)	1,501	33,573
Antofagasta PLC	396	5,174
Ashtead Group PLC	568	17,039
Associated British Foods PLC	360	13,009
AstraZeneca PLC (United Kingdom)	1,300	89,917
Atlassian Corp. PLC (a)	89	5,564
Auto Trader Group PLC (b)	1,018	5,705
Aviva PLC	4,368	28,982
Babcock International Group PLC	488	5,267
BAE Systems PLC	3,186	27,104
Barclays PLC	16,658	41,174
Barratt Developments PLC	963	6,550
BBA Aviation PLC	685	3,086
Bellway PLC	124	4,916
Berkeley Group Holdings PLC	125	6,244
BHP Billiton PLC	2,254	50,585
BP PLC	19,723	150,063
British American Tobacco PLC (United Kingdom)	1,963	99,223
British Land Co. PLC	911	8,082
BT Group PLC	9,064	26,002
Bunzl PLC	314	9,511
Burberry Group PLC	462	13,170
Carnival PLC	229	13,088
Centrica PLC	5,085	10,580
Cobham PLC (a)	2,859	4,854
Coca-Cola European Partners PLC	228	9,266
Compass Group PLC	1,613	34,454
Croda International PLC	123	7,795
Derwent London PLC	174	7,133
Diageo PLC	2,540	91,252
Direct Line Insurance Group PLC	1,351	6,114
DS Smith PLC	896	6,163
easyJet PLC	277	6,116
G4S PLC (United Kingdom)	1,569	5,543
GlaxoSmithKline PLC	5,091	102,639
Halma PLC	612	11,065
Hammerson PLC	792	5,462
Hargreaves Lansdown PLC	227	5,906
Hays PLC	980	2,413
HSBC Holdings PLC (United Kingdom)	20,655	193,008
IMI PLC	421	6,290
Imperial Tobacco Group PLC	1,041	38,770
Inchcape PLC	794	8,179
Informa PLC	1,093	12,045
InterContinental Hotel Group PLC	210	13,081
Intermediate Capital Group PLC	381	5,541
International Game Technology PLC	70	1,627
Intertek Group PLC	175	13,201
Investec PLC	694	4,928
ITV PLC	3,377	7,755
J Sainsbury PLC	1,592	6,749
John Wood Group PLC	521	4,317
Johnson Matthey PLC	177	8,454
Just Eat Holding Ltd. (a)	528	5,428
Kingfisher PLC	2,476	9,683
Land Securities Group PLC	674	8,512
Legal & General Group PLC	6,482	22,755
Lloyds Banking Group PLC	65,835	54,624
London Stock Exchange Group PLC	312	18,410
Man Group PLC	2,000	4,661
Marks & Spencer Group PLC	1,663	6,477
Mediclinic International PLC	230	1,599
Meggitt PLC	808	5,260
Melrose Industries PLC	1,875	5,263
Micro Focus International PLC	252	4,373
Mondi PLC	401	10,854
National Grid PLC	3,853	42,633
Next PLC	156	12,456
Pearson PLC	925	10,772
Pennon Group PLC	528	5,536
Persimmon PLC	272	9,093
Prudential PLC	2,632	60,000
Quilter PLC	1,485	2,840
Reckitt Benckiser Group PLC	694	57,022
RELX PLC	1,125	24,090
Rentokil Initial PLC	2,033	9,412
Rightmove PLC	89	6,237
Rio Tinto PLC	1,276	70,331
Rolls-Royce Holdings PLC	1,885	24,552
Royal Bank of Scotland Group PLC (a)	3,611	12,157
Royal Dutch Shell PLC:
Class A (United Kingdom)	4,344	150,341
Class B (United Kingdom)	4,086	146,332
Royal Mail PLC	869	5,796
RPC Group PLC	494	4,878
RSA Insurance Group PLC	1,110	9,953
Sage Group PLC	1,236	10,254
Schroders PLC	116	4,835
Scottish & Southern Energy PLC	1,171	20,903
Segro PLC	794	7,015
Severn Trent PLC	247	6,453
SKY PLC	1,047	20,195
Smith & Nephew PLC	950	17,499
Smiths Group PLC	350	7,843
Spectris PLC	82	2,825
Spirax-Sarco Engineering PLC	68	5,851
St. James's Place Capital PLC	502	7,602
Standard Chartered PLC (United Kingdom)	2,956	27,020
Standard Life PLC	2,213	9,512
Tate & Lyle PLC	559	4,772
Taylor Wimpey PLC	3,037	7,170
Tesco PLC	7,989	27,032
The Weir Group PLC	217	5,728
Travis Perkins PLC	270	5,069
Tullett Prebon PLC	727	4,043
Unilever PLC	1,303	71,978
United Utilities Group PLC	674	6,789
Vodafone Group PLC	27,641	66,955
Whitbread PLC	203	10,607
WM Morrison Supermarkets PLC	2,162	7,190

TOTAL UNITED KINGDOM		2,509,719

United States of America - 0.1%
Altice U.S.A., Inc. Class A	223	3,804
Yum China Holdings, Inc.	388	14,922

TOTAL UNITED STATES OF AMERICA		18,726

TOTAL COMMON STOCKS
(Cost $23,253,336)		22,452,317

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.5%
Azul SA (a)	200	1,101
Banco Bradesco SA (PN)	4,200	29,150
Bradespar SA (PN)	200	1,508
Braskem SA (PN-A)	100	1,310
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	100	2,010
Companhia Energetica de Minas Gerais (CEMIG) (PN)	700	1,318
Gerdau SA	600	2,153
Itau Unibanco Holding SA	3,800	39,552
Itausa-Investimentos Itau SA (PN)	4,660	11,038
Lojas Americanas SA (PN)	400	1,720
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	3,400	15,080
Telefonica Brasil SA	300	3,540

TOTAL BRAZIL		109,480

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	112	5,371
Colombia - 0.0%
Bancolombia SA (PN)	487	5,935
Grupo Aval Acciones y Valores SA	3,331	1,398

TOTAL COLOMBIA		7,333

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	56	4,467
Henkel AG & Co. KGaA	170	21,739
Porsche Automobil Holding SE (Germany)	172	10,959
Sartorius AG (non-vtg.)	36	5,385
Volkswagen AG	194	32,220

TOTAL GERMANY		74,770

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	5,312	3,471
Korea (South) - 0.2%
Hyundai Motor Co. Series 2	116	9,452
LG Chemical Ltd.	68	12,297
LG Household & Health Care Ltd.	9	5,896
Samsung Electronics Co. Ltd.	913	30,849

TOTAL KOREA (SOUTH)		58,494

Russia - 0.1%
AK Transneft OAO	2	5,303
Sberbank of Russia	2,400	7,121
Surgutneftegas OJSC	7,700	3,863

TOTAL RUSSIA		16,287

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $318,805)		275,206

Investment Companies - 2.5%
United States of America - 2.5%
iShares MSCI India ETF
(Cost $640,989)	18,716	623,029

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 1.93% (d)
(Cost $1,826,471)	1,826,106	1,826,471
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $26,039,601)		25,177,023
NET OTHER ASSETS (LIABILITIES) - 0.4%		94,632
NET ASSETS - 100%		$25,271,655

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	15	Sept. 2018	$1,466,550	$5,516	$5,516
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	Sept. 2018	372,155	5,103	5,103
TOTAL FUTURES CONTRACTS					$10,619

The notional amount of futures purchased as a percentage of Net Assets is 7.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,697 or 0.4% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,191
Total	$3,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,567,311	$1,948,535	$618,776	$--
Consumer Staples	2,115,545	1,373,705	741,840	--
Energy	1,509,844	669,794	840,050	--
Financials	4,902,452	3,314,692	1,587,760	--
Health Care	1,860,572	774,977	1,085,595	--
Industrials	2,900,137	2,422,150	477,987	--
Information Technology	2,619,192	1,784,643	834,549	--
Materials	1,884,434	1,423,113	459,277	2,044
Real Estate	827,683	803,243	24,440	--
Telecommunication Services	891,352	378,293	513,059	--
Utilities	649,001	536,455	112,546	--
Investment Companies	623,029	623,029	--	--
Money Market Funds	1,826,471	1,826,471	--	--
Total Investments in Securities:	$25,177,023	$17,879,100	$7,295,879	$2,044
Derivative Instruments:
Assets
Futures Contracts	$10,619	$10,619	$--	$--
Total Assets	$10,619	$10,619	$--	$--
Total Derivative Instruments:	$10,619	$10,619	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$10,619	$0
Total Equity Risk	10,619	0
Total Value of Derivatives	$10,619	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

International Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $24,213,130)	$23,350,552
Fidelity Central Funds (cost $1,826,471)	1,826,471
Total Investment in Securities (cost $26,039,601)		$25,177,023
Segregated cash with brokers for derivative instruments		80,725
Foreign currency held at value (cost $191,152)		190,690
Receivable for investments sold		107
Receivable for fund shares sold		753,175
Dividends receivable		46,054
Distributions receivable from Fidelity Central Funds		2,285
Receivable for daily variation margin for on futures contracts		13,289
Other receivables		11,910
Total assets		26,275,258
Liabilities
Payable to custodian bank	$7,467
Payable for investments purchased	992,982
Accrued management fee	1,663
Distribution and service plan fees payable	203
Other affiliated payables	907
Other payables and accrued expenses	381
Total liabilities		1,003,603
Net Assets		$25,271,655
Net Assets consist of:
Paid in capital		$26,008,150
Undistributed net investment income		130,215
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,612)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(853,098)
Net Assets		$25,271,655
Initial Class:
Net Asset Value, offering price and redemption price per share ($24,313,689 ÷ 2,536,703 shares)		$9.58
Service Class 2:
Net Asset Value, offering price and redemption price per share ($957,966 ÷ 100,000 shares)		$9.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 17, 2018 (commencement of operations) to June 30, 2018 (Unaudited)
Investment Income
Dividends		$133,233
Income from Fidelity Central Funds		3,191
Total income		136,424
Expenses
Management fee	$3,681
Transfer agent fees	2,008
Distribution and service plan fees	509
Independent trustees' fees and expenses	11
Total expenses		6,209
Net investment income (loss)		130,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(81)
Foreign currency transactions	19,270
Futures contracts	(32,801)
Total net realized gain (loss)		(13,612)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(862,578)
Assets and liabilities in foreign currencies	(1,139)
Futures contracts	10,619
Total change in net unrealized appreciation (depreciation)		(853,098)
Net gain (loss)		(866,710)
Net increase (decrease) in net assets resulting from operations		$(736,495)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 17, 2018 (commencement of operations) to June 30, 2018 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,215
Net realized gain (loss)	(13,612)
Change in net unrealized appreciation (depreciation)	(853,098)
Net increase (decrease) in net assets resulting from operations	(736,495)
Share transactions - net increase (decrease)	26,008,150
Total increase (decrease) in net assets	25,271,655
Net Assets
Beginning of period	–
End of period	$25,271,655
Other Information
Undistributed net investment income end of period	$130,215

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Index Portfolio Initial Class

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	(.50)
Total from investment operations	(.42)
Net asset value, end of period	$9.58
Total ReturnC,D	(4.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%G
Expenses net of fee waivers, if any	.17%G
Expenses net of all reductions	.17%G
Net investment income (loss)	3.82%G
Supplemental Data
Net assets, end of period (000 omitted)	$24,314
Portfolio turnover rateH	–%I,J

 A For the period April 17, 2018 (commencement of operations) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class 2

Six months ended (Unaudited) June 30,
2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	(.49)
Total from investment operations	(.42)
Net asset value, end of period	$9.58
Total ReturnC,D	(4.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G
Expenses net of fee waivers, if any	.42%G
Expenses net of all reductions	.42%G
Net investment income (loss)	3.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$958
Portfolio turnover rateH	–%I,J

 A For the period April 17, 2018 (commencement of operations) to June 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount represents less than 1%.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$32,623,635	$338,614	$(537,729)	$(199,115)
VIP Extended Market Index Portfolio	13,082,857	416,993	(393,084)	23,909
VIP International Index Portfolio	26,021,370	329,571	(1,163,299)	(833,728)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objectives allow the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

VIP International Index Portfolio (the Fund) used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. VIP International Index Portfolio used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	27,191,506	28,981
VIP Extended Market Index Portfolio	12,720,808	41,895
VIP International Index Portfolio	24,240,244	27,262

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.37%
VIP Extended Market Index Portfolio	.13%	.38%
VIP International Index Portfolio	.17%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Amount
VIP Total Market Index Portfolio
Service Class 2	$521
VIP Extended Market Index Portfolio
Service Class 2	$528
VIP International Index Portfolio
Service Class 2	$509

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees equal to an annual rate of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$792
Service Class 2	125
$917
VIP Extended Market Index Portfolio
Initial Class	$645
Service Class 2	127
$772
VIP International Index Portfolio
Initial Class	$1,886
Service Class 2	122
$2,008

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Six months ended June 30, 2018 (a)	Six months ended June 30, 2018(a)
VIP Total Market Index Portfolio
Initial Class
Shares sold	2,759,307	$28,226,583
Net increase (decrease)	2,759,307	$28,226,583
Service Class 2
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
VIP Extended Market Index Portfolio
Initial Class
Shares sold	1,149,442	$11,910,789
Net increase (decrease)	1,149,442	$11,910,789
Service Class 2
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000
VIP International Index Portfolio
Initial Class
Shares sold	2,536,703	$25,008,150
Net increase (decrease)	2,536,703	$25,008,150
Service Class 2
Shares sold	100,000	$1,000,000
Net increase (decrease)	100,000	$1,000,000

 (a) For the period April 17, 2018 (commencement of operations) to June 30, 2018.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Total Market Index Portfolio	84%	1	15%
VIP Extended Market Index Portfolio	98%	–	–%
VIP International Index Portfolio	98%	–	–%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 17, 2018 to June 30, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2018	Expenses Paid During Period
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$1,000.00	$1,016.00	$.25-B
Hypothetical-C		$1,000.00	$1,024.20	$.60-D
Service Class 2.37%
Actual		$1,000.00	$1,016.00	$.77-B
Hypothetical-C		$1,000.00	$1,022.96	$1.86-D
VIP Extended Market Index Portfolio
Initial Class	.13%
Actual		$1,000.00	$1,037.00	$.27-B
Hypothetical-C		$1,000.00	$1,024.15	$.65-D
Service Class 2.38%
Actual		$1,000.00	$1,037.00	$.80-B
Hypothetical-C		$1,000.00	$1,022.91	$1.91-D
VIP International Index Portfolio
Initial Class	.17%
Actual		$1,000.00	$958.00	$.34-B
Hypothetical-C		$1,000.00	$1,023.95	$.85-D
Service Class 2.42%
Actual		$1,000.00	$958.00	$.84-B
Hypothetical-C		$1,000.00	1,022.71	$2.11-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 75/365 (to reflect the period April 17, 2018 to June 30, 2018).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)

Board Approval of Investment Advisory Contracts and Management Fees

VIP Total Market Index Portfolio
VIP Extended Market Index Portfolio
VIP International Index Portfolio

On January 17, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered each fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered Geode's experience in managing other index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered each fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of each fund. The Board noted that each fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each class of each fund (after taking into account the expense contract discussed below) is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted the contractual arrangements between FMR and the fund limiting the total expenses for each class of the funds, which may not be increased without the approval of the Board.

The Board considered that contractual arrangements for the funds oblige FMR to pay all "class-level" expenses of each class of the funds to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.12% and Service Class 2: 0.37% for VIP Total Market Index Portfolio; Initial Class: 0.13% and Service Class 2: 0.38% for VIP Extended Market Index Portfolio; and Initial Class: 0.17% and Service Class 2: 0.42% for VIP International Index Portfolio.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, each fund's management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

VIPSAI-SANN-0818
1.9891401.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 21, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 21, 2018